As filed with the SEC on November 27, 2006.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04419

AEGON/TRANSAMERICA SERIES TRUST
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant's telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2006 – September 30, 2006

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of registrant as of September 30, 2006 are attached.

Aegon Bond

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (20.1%)
U.S. Treasury Bond
11.75%, due 11/15/2014	$2,500	$3,010
7.25%, due 05/15/2016 †	2,000	2,397
7.50%, due 11/15/2016 †	2,750	3,369
7.25%, due 08/15/2022 †	300	380
6.25%, due 08/15/2023 †	5,000	5,805
7.63%, due 02/15/2025	1,125	1,503
6.50%, due 11/15/2026	1,500	1,817
U.S. Treasury STRIPS
Zero Coupon, due 05/15/2008	1,000	927
Zero Coupon, due 02/15/2009	200	180
Zero Coupon, due 02/15/2010 †	1,800	1,547
Zero Coupon, due 02/15/2011	950	781
Zero Coupon, due 05/15/2012	1,200	937
Zero Coupon, due 08/15/2012	250	192
Zero Coupon, due 11/15/2012	1,200	908
Zero Coupon, due 02/15/2013	200	150
Zero Coupon, due 05/15/2013	200	148
Zero Coupon, due 11/15/2013	3,000	2,167
Zero Coupon, due 02/15/2014	750	535
Zero Coupon, due 11/15/2014	100	69
Zero Coupon, due 02/15/2016	1,650	1,066
Zero Coupon, due 05/15/2016	2,200	1,403
Zero Coupon, due 02/15/2017	8,400	5,163
Zero Coupon, due 11/15/2017	200	118
Zero Coupon, due 02/15/2019	300	166
Zero Coupon, due 02/15/2022	150	71
Zero Coupon, due 02/15/2023	750	338
Total U.S. Government Obligations (cost: $33,113)		35,147

U.S. GOVERNMENT AGENCY OBLIGATIONS (45.3%)
Fannie Mae
7.50%, due 01/01/2008	70	70
7.00%, due 01/25/2008	204	205
6.50%, due 04/01/2008	80	80
7.16%, due 10/25/2008 *	90	91
8.00%, due 07/01/2009	181	185
5.50%, due 06/01/2012	200	200
6.50%, due 12/25/2012	656	659
5.00%, due 11/25/2015	1,500	1,484
6.00%, due 03/25/2016	667	676
5.00%, due 12/01/2016	205	203
7.00%, due 12/25/2016	1,220	1,238
5.50%, due 03/01/2017	554	554
6.50%, due 03/01/2017	168	171
5.50%, due 04/25/2017	1,000	1,009
5.50%, due 09/01/2017	470	470
9.50%, due 06/25/2018	246	267
4.00%, due 07/01/2018	197	187
4.00%, due 12/01/2018	802	760
4.50%, due 03/01/2019	698	675
9.00%, due 10/01/2019	116	125
6.50%, due 08/01/2020	329	336
6.50%, due 02/25/2022	582	598
7.00%, due 06/17/2022	45	45
5.50%, due 05/25/2023	500	488
9.00%, due 06/01/2025	153	165
7.00%, due 03/25/2031	196	204
7.00%, due 09/25/2031	348	361
7.00%, due 09/25/2031	413	429
7.00%, due 11/25/2031	705	737
7.87%, due 02/25/2032 *	93	100
10.00%, due 03/25/2032 *	63	72

1

6.50%, due 04/25/2032	706	708
6.50%, due 11/25/2032	1,000	1,027
6.00%, due 12/01/2032	466	469
4.71%, due 12/25/2032 *	175	168
Zero Coupon, due 01/01/2033 (a)	193	144
6.00%, due 03/01/2033	202	203
6.00%, due 03/01/2033	147	148
6.00%, due 03/01/2033	121	122
5.50%, due 04/01/2033	452	447
4.00%, due 04/25/2033	500	404
5.75%, due 06/25/2033	750	739
0.43%, due 07/25/2033 *	291	204
0.36%, due 08/25/2033 *	224	147
Zero Coupon, due 09/01/2033 (a)	134	97
3.62%, due 09/25/2033 *	145	128
Zero Coupon, due 12/25/2033 (a)	965	710
5.50%, due 02/25/2034	600	594
1.08%, due 03/25/2034 *	165	103
Zero Coupon, due 04/25/2034 (a)	95	58
4.87%, due 04/25/2034 *	392	388
2.68%, due 05/25/2034 *	115	106
4.87%, due 05/25/2034 *	603	592
4.85%, due 01/01/2035 *	315	311
5.50%, due 12/25/2035	300	291
Zero Coupon, due 04/25/2036 (a)	193	144
Zero Coupon, due 06/25/2036 (a)	240	188
Zero Coupon, due 07/25/2036 (a)	199	153
6.50%, due 10/25/2042	153	156
6.50%, due 12/25/2042	540	550
7.50%, due 12/25/2042	249	259
Federal Home Loan Bank
4.72%, due 09/20/2012 *	442	433
Freddie Mac
5.50%, due 02/15/2009	476	474
4.13%, due 07/12/2010	573	558
5.75%, due 01/15/2012	200	208
6.00%, due 02/15/2013	1,002	1,017
5.50%, due 09/15/2013	706	711
5.50%, due 10/15/2013	714	716
6.50%, due 10/15/2013	88	89
6.00%, due 12/15/2013	1,034	1,048
6.00%, due 12/15/2013	1,801	1,827
5.00%, due 07/15/2014	908	904
6.00%, due 08/15/2015	1,515	1,516
2.46%, due 10/15/2015 *	720	654
5.50%, due 11/15/2015	305	305
6.50%, due 04/01/2016	154	157
5.50%, due 02/15/2017	1,000	1,002
2.37%, due 07/15/2017 * (b)	1,349	79
6.50%, due 12/01/2017	418	427
4.00%, due 05/01/2019	941	890
8.50%, due 09/15/2020	276	293
6.00%, due 12/15/2020	1,000	1,005
5.50%, due 12/15/2022	1,000	1,005
7.50%, due 02/15/2023	723	745
5.00%, due 05/15/2023	343	335
7.00%, due 03/15/2024	1,000	1,051
Zero Coupon, due 02/15/2029 (a)	184	158
7.00%, due 06/15/2029	1,000	1,060
6.00%, due 11/15/2029	645	652
8.00%, due 01/15/2030	916	954
3.54%, due 05/15/2030 *	327	304
6.00%, due 05/15/2030	424	429
7.50%, due 08/15/2030	267	268
7.25%, due 09/15/2030	1,151	1,167

2

7.00%, due 10/15/2030	743	770
7.25%, due 12/15/2030	353	360
6.50%, due 08/15/2031	565	580
2.67%, due 03/15/2032 * (b)	346	26
4.00%, due 03/15/2032	1,000	929
6.38%, due 03/15/2032	1,000	1,023
6.50%, due 03/15/2032	729	755
7.00%, due 03/15/2032	2,386	2,476
7.00%, due 04/15/2032	965	1,004
7.00%, due 05/15/2032	748	771
6.50%, due 06/15/2032	564	584
6.50%, due 07/15/2032	983	1,030
7.50%, due 07/25/2032	625	648
6.00%, due 11/15/2032	500	503
Zero Coupon, due 12/15/2032 (a)	142	114
Zero Coupon, due 12/15/2032 (a)	213	171
Zero Coupon, due 01/15/2033 (a)	400	244
1.67%, due 02/15/2033 * (b)	1,633	82
2.22%, due 02/15/2033 * (b)	1,117	72
6.00%, due 02/15/2033	500	505
1.77%, due 03/15/2033 * (b)	1,825	106
Zero Coupon, due 10/15/2033 (a)	250	146
1.01%, due 10/15/2033 *	185	123
1.01%, due 11/15/2033 *	108	73
1.08%, due 01/15/2034 *	700	400
1.34%, due 02/15/2034 *	75	47
Zero Coupon, due 03/15/2034 (a)	60	33
1.08%, due 04/15/2034 *	190	131
Zero Coupon, due 08/15/2034 (a)	128	99
0.75%, due 11/15/2035 *	96	92
Zero Coupon, due 02/15/2036 (a)	242	185
Zero Coupon, due 02/15/2036 (a)	143	105
Zero Coupon, due 03/15/2036 (a)	196	150
Zero Coupon, due 04/15/2036 (a)	296	221
0.00%, due 05/15/2036 *	148	130
Zero Coupon, due 07/15/2036 (a)	150	112
7.50%, due 08/25/2042 *	256	266
6.50%, due 02/25/2043	559	565
7.00%, due 02/25/2043	181	187
Ginnie Mae
7.50%, due 09/15/2009	178	180
6.00%, due 03/20/2013	2,382	2,380
5.50%, due 12/20/2013	727	731
6.00%, due 12/20/2014	447	447
8.00%, due 01/15/2016	175	185
7.00%, due 07/15/2017	232	239
6.50%, due 03/15/2023	35	36
6.50%, due 10/16/2024	1,200	1,251
9.00%, due 05/16/2027	67	73
6.50%, due 04/20/2029	809	833
7.50%, due 11/20/2029	402	422
8.00%, due 12/20/2029	236	247
8.50%, due 02/16/2030	873	948
8.00%, due 06/20/2030	105	112
7.50%, due 09/20/2030	269	275
7.33%, due 11/20/2030	97	101
6.50%, due 03/20/2031	520	534
9.40%, due 04/20/2031 *	77	85
7.00%, due 10/20/2031	431	450
6.50%, due 12/20/2031	773	794
5.50%, due 01/20/2032 (b)	478	76
6.50%, due 01/20/2032	669	688
2.62%, due 04/16/2032 * (b)	553	41
6.50%, due 06/20/2032	1,400	1,455
6.50%, due 06/20/2032	500	518

3

6.50%, due 07/16/2032	1,000	1,037
6.50%, due 07/20/2032	912	940
6.50%, due 08/20/2032	405	418
Zero Coupon, due 03/16/2033 (a)	72	58
Zero Coupon, due 06/16/2033 (a)	219	170
6.50%, due 06/20/2033	850	909
5.01%, due 04/16/2034 *	107	105
U.S. Department of Veteran Affairs
7.50%, due 02/15/2027	1,631	1,718
Total U.S. Government Agency Obligations (cost: $82,454)		79,317

FOREIGN GOVERNMENT OBLIGATIONS (0.5%)
United Mexican States
4.63%, due 10/08/2008	330	325
6.38%, due 01/16/2013	75	79
7.50%, due 04/08/2033	500	577
Total Foreign Government Obligations (cost: $896)		981

MORTGAGE-BACKED SECURITIES (12.4%)
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB
5.35%, due 09/10/2047 *	150	149
Banc of America Funding Corp., Series 2004-1
Zero Coupon, due 03/25/2034 (a)	163	120
Banc of America Funding Corp., Series 2005-7, Class 30PO
Zero Coupon, due 11/25/2035 (a)	288	197
Banc of America Funding Corp., Series 2005-8, Class 30PO
Zero Coupon, due 01/25/2036 (a)	97	62
Bank of America Mortgage Securities-Series 2004-E, Class 2A5
4.11%, due 06/25/2034 *	400	389
Bear Stearns Adjustable Rate Mortgage Trust-Series 2006-1, Class 1A1
4.63%, due 02/25/2036 *	567	556
Bear Stearns Commercial Mortgage Securities-Series 2000-WF1
7.64%, due 02/15/2032	72	73
Commercial Mortgage Asset Trust-Series 1999-C1
6.59%, due 01/17/2032	310	310
Commercial Mortgage Pass-Through-Series 2001-J2-144A
6.30%, due 07/16/2034	4,000	4,181
Countrywide Alternative Loan Trust, Series 2003-J1
Zero Coupon, due 10/25/2033 (a)	204	163
Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A9
5.75%, due 03/25/2034	291	283
Countrywide Alternative Loan Trust, Series 2005-22T1, Class A2
Zero Coupon, due 06/25/2035 * (b)	3,883	26
Countrywide Alternative Loan Trust, Series 2005-26CB, Class A10
3.39%, due 07/25/2035 *	149	143
Countrywide Alternative Loan Trust, Series 2005-28CB, Class 1A4
5.50%, due 08/25/2035	500	487
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1A11
5.50%, due 11/25/2035	200	196
Countrywide Alternative Loan Trust, Series 2005-J1, Class 1A4
Zero Coupon, due 02/25/2035 * (b)	2,150	14
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7
4.07%, due 06/25/2034 *	191	187
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 2A1
5.30%, due 11/25/2035 *	847	843

4

Countrywide Home Loan Mortgage Pass Through Trust-Series 2004-HYB1
4.25%, due 05/20/2034 *	198	196
First Horizon Asset Securities, Inc.-Series 2004-AR7
4.92%, due 02/25/2035 *	393	390
GE Capital Commercial Mortgage Corp.-Series 2001-2
6.44%, due 08/11/2033	3,000	3,155
LB Commercial Conduit Mortgage Trust-Series 1999-C1
6.41%, due 06/15/2031	86	86
MASTR Adjustable Rate Mortgages Trust-Series 2004-13
3.82%, due 04/21/2034 *	376	367
MASTR Alternative Loans Trust-Series 2004-10
4.50%, due 09/25/2019	459	439
MASTR Asset Securitization Trust-Series 2003-4
5.00%, due 05/25/2018	195	194
MASTR Resecuritization Trust-144A
Zero Coupon, due 05/28/2035 (a)	871	600
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB
4.67%, due 06/12/2043 *	300	290
Morgan Stanley Capital I-Series 1998-HF2
6.84%, due 11/15/2030 *	2,000	2,049
MortgageIT Trust, Series 2005-1
5.65%, due 02/25/2035 *	220	220
Nomura Asset Acceptance Corp.-Series 2003-A1
7.00%, due 04/25/2033	28	28
6.00%, due 05/25/2033	117	116
Prudential Securities Secured Financing Corp.-Series 1998-C1
6.51%, due 07/15/2008	1,912	1,934
Residential Accredit Loans, Inc.-Series 2002-QS16
5.48%, due 10/25/2017 *	126	126
Residential Accredit Loans, Inc.-Series 2003-QS3
4.77%, due 02/25/2018 *	101	99
Residential Funding Mortgage Security I, Series 2004-S6, Class 2A6
Zero Coupon, due 06/25/2034 (a)	159	115
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-2, Class 1A4
Zero Coupon, due 04/25/2035 * (b)	2,744	17
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7
5.50%, due 06/25/2035	500	494
Washington Mutual MSC Mortgage Pass-Through Certificates-Series 2003-MS7
Zero Coupon, due 03/25/2033 (a)	230	183
Washington Mutual-Series 2002-S7
Zero Coupon, due 11/25/2017 (a)	297	261
Washington Mutual-Series 2004-AR3
4.24%, due 06/25/2034 *	160	157
Wells Fargo Mortgage Backed Securities Trust-Series 2004-7
5.00%, due 07/25/2019	382	374
Wells Fargo Mortgage Backed Securities Trust-Series 2004-BB
4.56%, due 01/25/2035 *	686	676
Wells Fargo Mortgage Backed Securities Trust-Series 2004-EE
3.99%, due 12/25/2034 *	368	362
Wells Fargo Mortgage Backed Securities Trust-Series 2004-S
3.54%, due 09/25/2034 *	500	483
Total Mortgage-Backed Securities (cost: $21,601)		21,790

ASSET-BACKED SECURITIES (0.7%)
Citibank Credit Card Issuance, Series 2005-B1, Class B1
4.40%, due 09/15/2010	150	148
Countrywide Asset-Backed Certificates-Series 2004-AB2
5.60%, due 05/25/2036 *	273	274
Household Automotive Trust, Series 2005-1, Class A4
4.35%, due 06/18/2012	110	108

5

Household Credit Card Master Note Trust I, Series 2006-1, Class A
5.10%, due 06/15/2012	150	150
MBNA Credit Card Master Trust -Series 2003-1C
7.03%, due 06/15/2012 *	150	157
MBNA Master Credit Card Trust USA-Series 1999-J-144A
7.85%, due 02/15/2012	300	323
Residential Asset Mortgage Products, Inc.-Series 2001-RS3
6.79%, due 10/25/2031	14	14
Total Asset-Backed Securities (cost: $1,176)		1,174

CORPORATE DEBT SECURITIES (17.7%)
Aerospace (0.1%)
Textron Financial Corp.
5.13%, due 02/03/2011	80	80
Automotive (0.1%)
Toyota Motor Credit Corp.
2.88%, due 08/01/2008	100	96
Business Credit Institutions (0.8%)
CIT Group, Inc.
7.75%, due 04/02/2012	150	166
Systems 2001 AT LLC-Series 2001-144A
6.66%, due 09/15/2013	1,231	1,295
Business Services (0.0%)
International Lease Finance Corp.
5.88%, due 05/01/2013	75	77
Chemicals & Allied Products (1.3%)
Dow Chemical Co. (The)
6.13%, due 02/01/2011	260	268
DSM NV-144A
6.75%, due 05/15/2009	2,000	2,068
Commercial Banks (2.3%)
Bank of America Corp.
7.40%, due 01/15/2011	1,600	1,732
Citigroup, Inc.
4.25%, due 07/29/2009	200	196
5.63%, due 08/27/2012	400	407
Corp Andina de Fomento
5.20%, due 05/21/2013	100	98
Keycorp-Series G
4.70%, due 05/21/2009	100	99
State Street Corp.
7.65%, due 06/15/2010	300	323
Suntrust Banks, Inc.
6.38%, due 04/01/2011	250	261
Wachovia Bank NA
7.80%, due 08/18/2010	250	272
Wachovia Corp.
3.50%, due 08/15/2008	150	146
Wells Fargo & Co.
3.13%, due 04/01/2009	260	248
4.20%, due 01/15/2010	300	291
Communication (1.4%)
Comcast Corp.
5.50%, due 03/15/2011	250	251
COX Communications, Inc.
6.75%, due 03/15/2011	1,000	1,041
Tele-Communications-TCI Group
9.80%, due 02/01/2012	500	591
Verizon Pennsylvania, Inc.
8.35%, due 12/15/2030	500	571

6

Computer & Office Equipment (0.2%)
International Business Machines Corp.
6.22%, due 08/01/2027	250	265
Electric Services (0.8%)
CenterPoint Energy Houston Electric LLC, Note
5.75%, due 01/15/2014	60	60
Constellation Energy Group, Inc.
7.00%, due 04/01/2012	250	268
Dominion Resources, Inc.
6.25%, due 06/30/2012	240	248
DTE Energy Co.
6.65%, due 04/15/2009	200	206
Duke Energy Corp.
4.20%, due 10/01/2008	50	49
5.63%, due 11/30/2012	200	203
Exelon Generation Co. LLC
6.95%, due 06/15/2011	250	265
PSEG Power LLC
7.75%, due 04/15/2011	115	125
Electronic Components & Accessories (0.0%)
Cisco Systems, Inc.
5.50%, due 02/22/2016	50	50
Food Stores (0.1%)
Kroger Co. (The)
8.05%, due 02/01/2010	200	215
Gas Production & Distribution (0.1%)
KeySpan Gas East Corp.
7.88%, due 02/01/2010	100	108
Southern California Gas Co.
4.80%, due 10/01/2012	100	98
Holding & Other Investment Offices (0.6%)
EOP Operating, LP
6.75%, due 02/15/2012	300	315
Illinois State
5.10%, due 06/01/2033	450	431
Washington Mutual Bank FA
6.88%, due 06/15/2011	250	266
Insurance (0.2%)
American General Finance Corp.
5.38%, due 10/01/2012	100	100
International Lease Finance Corp.
4.50%, due 05/01/2008	75	74
MGIC Investment Corp.
6.00%, due 03/15/2007	150	150
XL Capital, Ltd.
5.25%, due 09/15/2014	50	49
Life Insurance (0.7%)
ASIF Global Financing XIX -144A
4.90%, due 01/17/2013	500	489
John Hancock Global Funding, Ltd.-144A
7.90%, due 07/02/2010	300	329
New York Life Global Funding-144A
3.88%, due 01/15/2009	200	194
Protective Life Secured Trust
4.00%, due 04/01/2011	250	238
Mortgage Bankers & Brokers (1.0%)
American General Finance Corp.
4.50%, due 11/15/2007	170	169
Captiva Finance, Ltd.-Series A-144A
6.86%, due 11/30/2009	525	525
Countrywide Home Loans
4.00%, due 03/22/2011	225	212

7

Countrywide Home Loans, Inc.
3.25%, due 05/21/2008	250	242
MassMutual Global Funding II-144A
3.50%, due 03/15/2010	150	143
Principal Life Global Funding I-144A
2.80%, due 06/26/2008	140	134
6.25%, due 02/15/2012	250	261
Motion Pictures (0.6%)
Historic TW, Inc.
8.18%, due 08/15/2007	400	409
9.15%, due 02/01/2023	500	621
Paper & Allied Products (0.2%)
International Paper Co.
4.25%, due 01/15/2009	65	64
4.00%, due 04/01/2010	165	158
Union Camp Corp.
6.50%, due 11/15/2007	50	50
Personal Credit Institutions (2.3%)
Ford Motor Credit Co.
7.38%, due 10/28/2009	330	321
General Electric Capital Corp.
4.25%, due 01/15/2008	700	692
4.63%, due 09/15/2009	500	494
6.13%, due 02/22/2011	500	519
5.88%, due 02/15/2012	200	206
6.00%, due 06/15/2012	750	779
Household Finance Corp.
6.40%, due 06/17/2008	100	102
6.75%, due 05/15/2011	760	805
SLM Corp.
4.00%, due 01/15/2010	175	169
Petroleum Refining (0.1%)
Conoco Funding Co.
5.45%, due 10/15/2006	200	200
Railroads (0.1%)
Burlington Northern Santa Fe Corp.
7.13%, due 12/15/2010	200	214
Research & Testing Services (0.0%)
Monsanto Co., Senior Note
7.38%, due 08/15/2012	60	66
Savings Institutions (0.1%)
Popular North America, Inc.
4.25%, due 04/01/2008	150	147
Security & Commodity Brokers (2.9%)
Bear Stearns Cos. Inc. (The)
3.25%, due 03/25/2009	500	478
Credit Suisse First Boston (USA), Inc.
4.70%, due 06/01/2009	125	124
4.88%, due 01/15/2015	300	289
Goldman Sachs Group, Inc. (The)
6.88%, due 01/15/2011	1,250	1,325
Lehman Brothers Holdings, Inc.
7.88%, due 08/15/2010	1,000	1,090
Merrill Lynch & Co., Inc.
4.79%, due 08/04/2010	100	98
5.45%, due 07/15/2014	300	300
Morgan Stanley
4.25%, due 05/15/2010	500	483
6.75%, due 04/15/2011	400	423
6.60%, due 04/01/2012	250	265
4.75%, due 04/01/2014	145	138
Telecommunications (1.7%)
AT&T Wireless Services, Inc.
7.50%, due 05/01/2007	225	228

8

7.88%, due 03/01/2011	100	109
BellSouth Corp.
6.00%, due 10/15/2011	250	256
British Telecommunications PLC
8.88%, due 12/15/2030 (c)	150	200
France Telecom SA
7.75%, due 03/01/2011 (c)	200	219
GTE Corp.
7.51%, due 04/01/2009	475	498
Nynex Capital Funding Co.-Series B
8.23%, due 10/15/2009	400	428
NYNEX Corp.
9.55%, due 05/01/2010	138	147
Sprint Capital Corp.
6.88%, due 11/15/2028	800	811
Total Corporate Debt Securities (cost: $30,448)		30,983

SECURITY LENDING COLLATERAL (7.3%)
Debt (6.4%)
Bank Notes (0.2%)
Bank of America
5.30%, due 11/20/2006 *	398	398
Commercial Paper (0.8%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	80	80
CIESCO LLC-144A
5.29%, due 11/16/2006	80	80
Clipper Receivables Corp.
5.28%, due 10/19/2006	118	118
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	79	79
General Electric Capital Corp.
5.29%, due 11/03/2006	194	194
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	80	80
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	78	78
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	118	118
5.28%, due 10/26/2006	118	118
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	80	80
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	157	157
Yorktown Capital LLC
5.29%, due 10/18/2006	159	159
Euro Dollar Overnight (0.6%)
Abbey National PLC
5.27%, due 10/03/2006	159	159
BNP Paribas
5.26%, due 10/05/2006	199	199
Lloyds TSB Bank
5.27%, due 10/02/2006	199	199
Svenska Handlesbanken
5.35%, due 10/02/2006	206	206
UBS AG
5.31%, due 10/02/2006	279	279
Euro Dollar Terms (2.7%)
Bank of Nova Scotia
5.28%, due 10/11/2006	239	239

9

Barclays
5.31%, due 10/20/2006	199	199
5.30%, due 11/03/2006	239	239
5.31%, due 11/21/2006	359	359
Branch Banker &Trust
5.27%, due 10/10/2006	359	359
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	119	119
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	398	398
Fortis Bank
5.30%, due 11/20/2006	478	478
Harris NA
5.28%, due 11/22/2006	398	398
Royal Bank of Canada
5.30%, due 10/27/2006	199	199
5.30%, due 11/17/2006	80	80
Royal Bank of Scotland
5.30%, due 10/27/2006	518	518
Societe Generale
5.28%, due 11/01/2006	398	398
Toronto Dominion Bank
5.27%, due 10/12/2006	199	199
UBS AG
5.30%, due 10/27/2006	398	398
Wells Fargo
5.27%, due 10/17/2006	80	80
Repurchase Agreements (2.1%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $131 on 10/02/2006	131	131
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $2,193 on 10/02/2006	2,192	2,192
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $260 on 10/02/2006	260	260
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $751 on 10/02/2006	751	751
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $407 on 10/02/2006	407	407

	Shares	Value
Investment Companies (0.9%)
American Beacon Fund
1-day yield of 5.27%	11,636	12
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	650,565	651
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	869,619	870
Total Security Lending Collateral (cost: $12,715)		12,715

Total Investment Securities (cost: $182,403) #		$182,107

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $12,407.

10

*	Floating or variable rate note. Rate is listed as of September 30, 2006.
(a)	Principal only security. Holder is entitled to principal cash flows on the underlying pool.
(b)	Interest only security. Holder is entitled to interest payments on the underlying pool.
(c)	Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor’s or Moody’s for each notch above or below A-/A3.
††

Cash collateral for the Repurchase Agreements, valued at $3,866, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $182,403. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $4,133 and $4,429, respectively. Net unrealized depreciation for tax purposes is $296.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $11,412 or 6.5% of the net assets of the Fund.

MASTR	Mortgage Asset Securitization Transactions, Inc.

STRIPS	Separate Trading of Registered Interest and Principal of Securities

11

American Century Large Company Value

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.4%)
Aerospace (0.8%)
Northrop Grumman Corp.	15,400	$1,048
Apparel & Accessory Stores (0.6%)
Gap (The), Inc. †	38,900	737
Apparel Products (1.4%)
Liz Claiborne, Inc.	23,000	909
V.F. Corp.	11,600	846
Automotive (0.2%)
Lear Corp. †	11,100	230
Beverages (1.8%)
Coca-Cola Co. (The)	29,100	1,300
Pepsi Bottling Group, Inc.	26,100	927
Business Credit Institutions (3.0%)
Freddie Mac	56,400	3,741
Chemicals & Allied Products (2.0%)
du Pont (E.I.) de Nemours & Co.	26,000	1,114
PPG Industries, Inc.	21,000	1,409
Commercial Banks (18.1%)
Bank of America Corp.	80,600	4,318
Bank of New York Co., Inc. (The)	33,500	1,181
Citigroup, Inc.	116,300	5,777
JP Morgan Chase & Co.	65,000	3,052
National City Corp.	18,500	677
PNC Financial Services Group, Inc.	13,100	949
US Bancorp	52,600	1,747
Wachovia Corp.	36,500	2,037
Wells Fargo & Co.	75,300	2,724
Computer & Data Processing Services (2.9%)
Fiserv, Inc. ‡	15,000	706
Microsoft Corp.	77,200	2,110
Oracle Corp. ‡	46,800	830
Computer & Office Equipment (2.7%)
Hewlett-Packard Co.	47,700	1,750
International Business Machines Corp.	19,100	1,565
Electric Services (1.2%)
PPL Corp.	43,700	1,438
Electric, Gas & Sanitary Services (2.5%)
Exelon Corp.	29,800	1,804
NiSource, Inc. †	28,600	622
Waste Management, Inc.	19,600	719
Electronic & Other Electric Equipment (1.4%)
General Electric Co.	47,900	1,691
Electronic Components & Accessories (2.0%)
Intel Corp.	47,100	969
Tyco International, Ltd.	51,900	1,453
Fabricated Metal Products (0.7%)
Parker Hannifin Corp.	10,700	832
Finance (1.3%)
SPDR Trust Series 1 †	11,700	1,562
Food & Kindred Products (3.0%)
Altria Group, Inc.	22,000	1,684
Sara Lee Corp.	37,100	596
Unilever NV-NY Shares	56,500	1,387
Food Stores (1.1%)
Kroger Co.	57,000	1,319
Health Services (0.2%)
HCA, Inc.	5,800	289
Industrial Machinery & Equipment (2.2%)
Deere & Co.	9,900	831
Dover Corp.	18,100	859
Ingersoll-Rand Co.-Class A †	25,900	984
Instruments & Related Products (0.7%)
Xerox Corp. ‡	53,100	826

1

Insurance (4.5%)
Allstate Corp. (The)	28,300	1,775
American International Group, Inc.	31,800	2,107
Loews Corp.	27,800	1,054
MGIC Investment Corp.	10,700	642
Insurance Agents, Brokers & Service (1.7%)
Hartford Financial Services Group, Inc. (The)	16,500	1,431
Marsh & McLennan Cos., Inc.	25,800	726
Life Insurance (0.7%)
Torchmark Corp.	14,300	903
Lumber & Other Building Materials (0.6%)
Home Depot, Inc. (The)	21,500	780
Lumber & Wood Products (1.2%)
Weyerhaeuser Co.	23,700	1,458
Motion Pictures (1.8%)
Time Warner, Inc.	121,000	2,206
Oil & Gas Extraction (3.3%)
Anadarko Petroleum Corp.	8,700	381
Devon Energy Corp.	6,000	379
Royal Dutch Shell PLC- Class A, ADR	49,500	3,272
Personal Services (0.4%)
H&R Block, Inc.	22,900	498
Petroleum Refining (9.3%)
Chevron Corp.	55,000	3,567
ConocoPhillips	37,800	2,250
Exxon Mobil Corp.	84,800	5,690
Pharmaceuticals (7.1%)
Abbott Laboratories	36,700	1,782
Johnson & Johnson	28,000	1,818
Merck & Co., Inc.	22,300	934
Pfizer, Inc.	90,000	2,552
Wyeth	34,800	1,769
Primary Metal Industries (0.4%)
Nucor Corp.	9,700	480
Printing & Publishing (1.7%)
Gannett Co., Inc. †	26,300	1,495
RR Donnelley & Sons Co.	20,500	676
Radio & Television Broadcasting (0.6%)
Viacom, Inc.-Class B ‡	19,700	732
Restaurants (1.2%)
McDonald’s Corp. †	38,700	1,514
Retail Trade (1.6%)
Dollar General Corp.	53,600	731
Wal-Mart Stores, Inc.	24,800	1,223
Rubber & Misc. Plastic Products (0.7%)
Newell Rubbermaid, Inc.	30,100	852
Savings Institutions (1.3%)
Washington Mutual, Inc.	36,200	1,574
Security & Commodity Brokers (3.1%)
Merrill Lynch & Co., Inc.	23,700	1,854
Morgan Stanley	27,200	1,983
Telecommunications (5.4%)
AT&T, Inc.	74,200	2,416
BellSouth Corp.	36,400	1,556
Sprint Nextel Corp.	59,700	1,024
Verizon Communications, Inc.	46,400	1,723
Total Common Stocks (cost: $105,712)		119,356

	Principal	Value
SECURITY LENDING COLLATERAL (4.4%)
Debt (3.9%)
Bank Notes (0.1%)
Bank of America
5.30%, due 11/20/2006 *	172	172

2

Commercial Paper (0.5%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	34	34
CIESCO LLC-144A
5.29%, due 11/16/2006	34	34
Clipper Receivables Corp.
5.28%, due 10/19/2006	51	51
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	34	34
General Electric Capital Corp.
5.29%, due 11/03/2006	84	84
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	34	34
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	34	34
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	51	51
5.28%, due 10/26/2006	51	51
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	34	34
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	68	68
Yorktown Capital LLC
5.29%, due 10/18/2006	69	69
Euro Dollar Overnight (0.4%)
Abbey National PLC
5.27%, due 10/03/2006	69	69
BNP Paribas
5.26%, due 10/05/2006	86	86
Lloyds TSB Bank
5.27%, due 10/02/2006	86	86
Svenska Handlesbanken
5.35%, due 10/02/2006	89	89
UBS AG
5.31%, due 10/02/2006	120	120
Euro Dollar Terms (1.6%)
Bank of Nova Scotia
5.28%, due 10/11/2006	103	103
Barclays
5.31%, due 10/20/2006	86	86
5.30%, due 11/03/2006	103	103
5.31%, due 11/21/2006	154	154
Branch Banker &Trust
5.27%, due 10/10/2006	154	154
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	51	51
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	171	171
Fortis Bank
5.30%, due 11/20/2006	206	206
Harris NA
5.28%, due 11/22/2006	171	171
Royal Bank of Canada
5.30%, due 10/27/2006	86	86
5.30%, due 11/17/2006	34	34
Royal Bank of Scotland
5.30%, due 10/27/2006	223	223
Societe Generale
5.28%, due 11/01/2006	171	171
Toronto Dominion Bank
5.27%, due 10/12/2006	86	86

3

UBS AG
5.30%, due 10/27/2006	171	171
Wells Fargo
5.27%, due 10/17/2006	34	34
Repurchase Agreements (1.3%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $56 on 10/02/2006	56	56
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $944 on 10/02/2006	944	944
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $112 on 10/02/2006	112	112
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $323 on 10/02/2006	323	323
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $175 on 10/02/2006	175	175

	Shares	Value
Investment Companies (0.5%)
American Beacon Fund
1-day yield of 5.27%	5,009	5
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	280,025	280
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	374,314	374
Total Security Lending Collateral (cost: $5,473)		5,473

Total Investment Securities (cost: $111,185) #		$124,829

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $5,305.

‡	Non-income producing.

*	Floating or variable rate note. Rate is listed as of September 30, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $1,664, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

#

Aggregate cost for Federal income tax purposes is $111,336. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $15,649 and $2,156, respectively. Net unrealized appreciation for tax purposes is $13,493.

4

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $374 or 0.3% of the net assets of the Fund.

ADR	American Depositary Receipt

SPDR	Standard & Poor’s Depository Receipts

5

Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (11.6%)
T. Rowe Price Small Cap, Initial Class F	505,398	$4,973
TA IDEX Evergreen Health Care, Class I @	2,858,323	39,559
Third Avenue Value, Initial Class F	1,609,334	39,574
Transamerica Growth Opportunities, Initial Class F	784,509	11,925
Capital Preservation (3.5%)
Transamerica Money Market, Initial Class F	28,986,518	28,986
Fixed-Income (37.1%)
MFS High Yield, Initial Class F	2,971,502	26,981
PIMCO Total Return, Initial Class F	5,581,261	60,668
TA IDEX PIMCO Real Return TIPS, Class I @	6,267,035	63,422
TA IDEX Transamerica Flexible Income, Class I @	3,512,727	32,879
TA IDEX Transamerica High-Yield Bond, Class I @	2,524,755	23,127
TA IDEX Transamerica Short-Term Bond, Class I @	7,248,023	71,176
Transamerica Convertible Securities, Initial Class F	2,417,895	27,540
Transamerica U.S. Government Securities, Initial Class F	51,140	601
Foreign Fixed-Income (13.4%)
TA IDEX JPMorgan International Bond, Class I @	7,427,225	77,466
TA IDEX Van Kampen Emerging Markets Debt, Class I @	3,065,826	32,712
Growth Equity (24.9%)
American Century Large Company Value, Initial Class F	17,916	189
Federated Growth & Income, Initial Class F	4,838,935	73,649
Great Companies-America*sm*, Initial Class F	966,075	10,057
J.P. Morgan Mid Cap Value, Initial Class F	1,206,168	18,828
Janus Growth, Initial Class F	119,279	4,395
Marsico Growth, Initial Class F	4,710	48
T. Rowe Price Equity Income, Initial Class F	949,308	18,398
T. Rowe Price Growth Stock, Initial Class F	23,960	557
TA IDEX UBS Large Cap Value, Class I @	3,631,898	44,636
Transamerica Equity, Initial Class F ‡	1,431,530	35,030
Specialty- Real Estate (3.3%)
Clarion Global Real Estate Securities, Initial Class F	1,258,225	27,014
World Equity (6.2%)
TA IDEX AllianceBernstein International Value, Class I @	981,476	11,660
TA IDEX Evergreen International Small Cap, Class I @	837,443	12,980
TA IDEX Marsico International Growth, Class I @	660,169	9,038
TA IDEX Neuberger Berman International, Class I @	1,212,743	13,752
TA IDEX Oppenheimer Developing Markets, Class I @	321,043	3,477

Total Investment Companies (cost: $793,311) #		$825,297

NOTES TO SCHEDULE OF INVESTMENTS:

F	This portfolio is part of AEGON/Transamerica Series Trust.

@	This portfolio is part of Transamerica IDEX Mutual Funds.

‡	Non-income producing.

#

Aggregate cost for Federal income tax purposes is $793,558. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $45,466 and $13,727, respectively. Net unrealized appreciation for tax purposes is $31,739.

1

Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (23.0%)
Munder Net50, Initial Class ‡ F	3,692,743	$34,195
TA IDEX Evergreen Health Care, Class I @	3,974,040	55,001
TA IDEX Oppenheimer Small- & Mid- Cap Value, Class I ‡ @	518,003	5,398
Third Avenue Value, Initial Class F	6,136,968	150,908
Transamerica Growth Opportunities, Initial Class F	2,698,715	41,020
Transamerica Small/Mid Cap Value, Initial Class F	1,723,125	30,741
Capital Preservation (0.1%)
Transamerica Money Market, Initial Class F	1,322,378	1,322
Growth Equity (51.9%)
Capital Guardian Value, Initial Class F	4,054,866	81,989
Great Companies-Technology*SM*, Initial Class F	523,630	2,005
J.P. Morgan Mid Cap Value, Initial Class F	2,766,620	43,187
Jennison Growth, Initial Class F	11,183,183	84,209
Mercury Large Cap Value, Initial Class F	11,546,972	224,589
T. Rowe Price Equity Income, Initial Class F	4,619	89
TA IDEX Bjurman, Barry Micro Emerging Growth, Class I ‡ @	493,007	4,969
TA IDEX UBS Large Cap Value, Class I @	4,631,391	56,920
TA IDEX Van Kampen Small Company Growth, Class I @	5,011,174	59,683
Transamerica Equity, Initial Class ‡ F	6,409,148	156,832
Specialty- Real Estate (4.7%)
Clarion Global Real Estate Securities, Initial Class F	3,036,589	65,196
World Equity (20.3%)
TA IDEX AllianceBernstein International Value, Class I @	1,920,331	22,814
TA IDEX Evergreen International Small Cap, Class I @	3,492,366	54,132
TA IDEX Marsico International Growth, Class I @	3,260,215	44,632
TA IDEX Mercury Global Allocation, Class I @	5,957,308	65,471
TA IDEX Neuberger Berman International, Class I @	4,799,760	54,429
TA IDEX Oppenheimer Developing Markets, Class I @	3,564,734	38,606

Total Investment Companies (cost: $1,207,888) #		$1,378,337

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

F	This portfolio is part of AEGON/Transamerica Series Trust.
@	This portfolio is part of Transamerica IDEX Mutual Funds.
#

Aggregate cost for Federal income tax purposes is $1,207,940. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $174,968 and $4,571, respectively. Net unrealized appreciation for tax purposes is $170,397.

1

Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (14.4%)
Munder Net50, Initial Class ‡ F	817,909	$7,574
T. Rowe Price Small Cap, Initial Class F	3,004,105	29,560
TA IDEX Evergreen Health Care, Class I @	4,224,213	58,463
TA IDEX Oppenheimer Small- & Mid- Cap Value, Class I ‡ @	417,890	4,354
Third Avenue Value, Initial Class F	6,498,559	159,800
Transamerica Growth Opportunities, Initial Class F	4,671,740	71,010
Transamerica Small/Mid Cap Value, Initial Class F	1,282,960	22,888
Capital Preservation (0.0%)
Transamerica Money Market, Initial Class F	468,647	469
Fixed-Income (32.7%)
MFS High Yield, Initial Class F	15,180,656	137,840
PIMCO Total Return, Initial Class F	20,602,224	223,946
TA IDEX PIMCO Real Return TIPS, Class I @	14,267,660	144,389
TA IDEX Transamerica Flexible Income, Class I @	2,407,096	22,530
TA IDEX Transamerica High-Yield Bond, Class I @	2,166,246	19,843
TA IDEX Transamerica Short-Term Bond, Class I @	11,637,019	114,275
Transamerica Convertible Securities, Initial Class F	12,077,768	137,566
Foreign Fixed-Income (11.0%)
TA IDEX JPMorgan International Bond, Class I @	15,350,205	160,103
TA IDEX Van Kampen Emerging Markets Debt, Class I @	10,203,076	108,867
Growth Equity (27.2%)
American Century Large Company Value, Initial Class F	5,745,005	60,725
Federated Growth & Income, Initial Class F	4,742,852	72,186
Great Companies-Technology*SM*, Initial Class F	8,805,629	33,726
J.P. Morgan Mid Cap Value, Initial Class F	2,089,910	32,623
Janus Growth, Initial Class F	1,170,640	43,138
Marsico Growth, Initial Class F	7,973,320	80,929
Mercury Large Cap Value, Initial Class F	6,758,037	131,444
T. Rowe Price Equity Income, Initial Class F	4,134,707	80,131
TA IDEX Bjurman, Barry Micro Emerging Growth, Class I ‡ @	852,518	8,593
Transamerica Equity, Initial Class ‡ F	5,001,963	122,398
Specialty- Real Estate (4.3%)
Clarion Global Real Estate Securities, Initial Class F	4,896,812	105,135
World Equity (10.4%)
TA IDEX AllianceBernstein International Value, Class I @	2,622,128	31,151
TA IDEX Evergreen International Small Cap, Class I @	3,741,607	57,995
TA IDEX Marsico International Growth, Class I @	4,102,365	56,161
TA IDEX Mercury Global Allocation, Class I @	1,133,740	12,460
TA IDEX Neuberger Berman International, Class I @	5,077,408	57,578
TA IDEX Oppenheimer Developing Markets, Class I @	3,716,054	40,245

Total Investment Companies (cost: $2,227,693) #		$2,450,095

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

F	This portfolio is part of AEGON/Transamerica Series Trust.

1

@	This portfolio is part of Transamerica IDEX Mutual Funds.

#

Aggregate cost for Federal income tax purposes is $2,227,905. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $244,329 and $22,139, respectively. Net unrealized appreciation for tax purposes is $222,190.

2

Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS
At September 30, 2006
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (16.2%)
Munder Net50, Initial Class ‡ F	2,670,492	$24,729
TA IDEX Evergreen Health Care, Class I @	7,259,279	100,468
TA IDEX Oppenheimer Small- & Mid- Cap Value, Class I ‡ @	3,467,697	36,133
Third Avenue Value, Initial Class F	12,067,792	296,747
Transamerica Growth Opportunities, Initial Class F	7,902,919	120,124
Capital Preservation (0.1%)
Transamerica Money Market, Initial Class F	2,440,727	2,441
Fixed-Income (16.3%)
MFS High Yield, Initial Class F	10,396,753	94,403
PIMCO Total Return, Initial Class F	9,840,103	106,962
TA IDEX PIMCO Real Return TIPS, Class I @	12,569,282	127,201
TA IDEX Transamerica Flexible Income, Class I @	4,224,001	39,537
TA IDEX Transamerica High-Yield Bond, Class I @	3,098,289	28,380
TA IDEX Transamerica Short-Term Bond, Class I @	665,478	6,535
Transamerica Convertible Securities, Initial Class F	15,833,437	180,343
Foreign Fixed-Income (7.1%)
TA IDEX JPMorgan International Bond, Class I @	14,420,975	150,411
TA IDEX Van Kampen Emerging Markets Debt, Class I @	9,606,275	102,499
Growth Equity (37.3%)
Capital Guardian Value, Initial Class F	7,392,353	149,473
Great Companies-Technology*SM*, Initial Class F	11,456,677	43,879
J.P. Morgan Mid Cap Value, Initial Class F	10,830,727	169,068
Janus Growth, Initial Class F	4,316,916	159,078
Jennison Growth, Initial Class F	1,088,276	8,195
Mercury Large Cap Value, Initial Class F	15,321,413	298,001
T. Rowe Price Equity Income, Initial Class F	5,232,481	101,405
T. Rowe Price Growth Stock, Initial Class F	85,219	1,980
TA IDEX Bjurman, Barry Micro Emerging Growth, Class I ‡ @	1,450,075	14,617
TA IDEX Van Kampen Small Company Growth, Class I @	6,773,722	80,675
Transamerica Equity, Initial Class ‡ F	12,548,057	307,051
Specialty- Real Estate (5.2%)
Clarion Global Real Estate Securities, Initial Class F	8,696,235	186,708
World Equity (17.8%)
TA IDEX AllianceBernstein International Value, Class I @	7,677,417	91,208
TA IDEX Evergreen International Small Cap, Class I @	7,516,643	116,508
TA IDEX Marsico International Growth, Class I @	7,148,182	97,859
TA IDEX Mercury Global Allocation, Class I @	15,726,521	172,834
TA IDEX Neuberger Berman International, Class I @	6,789,954	76,998
TA IDEX Oppenheimer Developing Markets, Class I @	7,459,912	80,791

Total Investment Companies (cost: $3,178,891) #		$3,573,241

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

F	This portfolio is part of AEGON/Transamerica Series Trust.

@	This portfolio is part of Transamerica IDEX Mutual Funds.

#

Aggregate cost for Federal income tax purposes is $3,179,450. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $403,165 and $9,374, respectively. Net unrealized appreciation for tax purposes is $393,791.

1

Capital Guardian Global

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.4%)
United States (0.4%)
General Motors Corp.	40,500	$932
Total Convertible Preferred Stocks (cost: $762)		932

PREFERRED STOCKS (0.2%)
Germany (0.2%)
Volkswagen AG	6,300	372
Total Preferred Stocks (cost: $286)		372

COMMON STOCKS (97.4%)
Australia (2.3%)
Amcor, Ltd.	68,300	379
Boral, Ltd.	68,994	372
Coca-Cola Amatil, Ltd.	121,500	607
Macquarie Bank, Ltd.	9,843	508
Promina Group, Ltd.	194,900	862
QBE Insurance Group, Ltd.	16,204	296
Rinker Group, Ltd.	66,840	693
Telstra Corp., Ltd.	109,000	302
Toll Holdings, Ltd.	47,344	544
Woolworths, Ltd.	27,900	422
Austria (0.1%)
Raiffeisen International Bank Holding AG	3,200	340
Belgium (0.1%)
Fortis	7,000	284
Bermuda (0.8%)
PartnerRe, Ltd. †	8,500	574
SeaDrill, Ltd. ‡	30,400	399
Weatherford International, Ltd. ‡	19,600	818
Canada (6.1%)
Alcan, Inc.	46,300	1,849
Barrick Gold Corp.	43,800	1,346
Cameco Corp. †	54,200	1,979
Canadian Imperial Bank of Commerce	6,300	476
Canadian Natural Resources, Ltd.	33,900	1,548
EnCana Corp.	9,000	420
IGM Financial, Inc. †	25,100	1,059
Magna International, Inc.-Class A	6,200	451
Manulife Financial Corp.	11,800	381
Methanex Corp. †	34,300	833
Potash Corp. of Saskatchewan	13,500	1,404
Shell Canada, Ltd.	14,100	396
Suncor Energy, Inc.	9,800	704
TELUS Corp. †	10,600	598
Cayman Islands (0.6%)
Seagate Technology ‡	28,500	658
XL Capital, Ltd.-Class A	8,400	577
Finland (0.3%)
UPM-Kymmene Oyj	26,100	620
France (5.6%)
Air Liquide	3,267	666
AXA	11,900	438
BNP Paribas	14,330	1,540
Bouygues	21,148	1,130
Dassault Systemes SA	8,300	467
L’Oreal SA	12,900	1,309
Michelin (C.G.D.E.)-Class B	3,100	227
Renault SA	4,900	561
Safran SA †	16,100	325
Sanofi-Aventis	39,300	3,495
Schneider Electric SA	9,900	1,103
Total SA	4,800	315
Veolia Environnement	12,000	724

1

Germany (2.6%)
Bayer AG	7,600	387
Bayerische Motoren Werke AG	15,200	813
Commerzbank AG	13,200	444
DaimlerChrysler AG	9,800	489
Deutsche Bank AG	2,300	277
Deutsche Post AG	18,900	496
SAP AG	1,200	238
SAP AG, ADR †	8,200	406
Siemens AG	11,200	976
Volkswagen AG	13,700	1,166
Hong Kong (0.6%)
Johnson Electric Holdings, Ltd.	8,000	7
Melco International Development	155,000	332
Sun Hung Kai Properties, Ltd.	29,000	317
Swire Pacific, Ltd.-Class A	73,500	768
Ireland (0.6%)
CRH PLC	20,200	683
Depfa Bank PLC	30,000	553
Israel (0.6%)
Teva Pharmaceutical Industries, Ltd., ADR	39,814	1,357
Japan (13.7%)
Aeon Co., Ltd.	31,500	772
Bank of Yokohama, Ltd. (The)	126,000	993
Canon, Inc.	15,300	798
Daiichi Sanyko Co., Ltd.	12,900	366
Daimaru, Inc.	43,000	531
Enplas Corp.	13,000	207
Fanuc, Ltd.	10,200	797
Hankyu Holdings, Inc. †	85,000	533
Millea Holdings, Inc. ™	12,000	419
Mitsubishi Estate Co., Ltd.	24,000	524
Mitsubishi Heavy Industries, Ltd.	95,000	393
Mizuho Financial Group, Inc.	145	1,125
Nintendo Co., Ltd.	2,700	557
Nippon Electric Glass Co., Ltd.	29,000	640
Nippon Telegraph & Telephone Corp.	81	398
Nissan Motor Co., Ltd.	34,900	391
Nitto Denko Corp.	21,400	1,269
ORIX Corp. (a)	3,740	1,034
Shimamura Co., Ltd.	7,600	743
SMC Corp.	6,700	887
Softbank Corp. †	122,400	2,535
Sumitomo Corp.	66,000	823
Sumitomo Metal Industries, Ltd.	82,000	315
Sumitomo Mitsui Financial Group, Inc.	327	3,434
Sumitomo Realty & Development Co., Ltd.	37,000	1,087
Suzuki Motor Corp.	68,000	1,728
Takeda Pharmaceutical Co., Ltd.	17,700	1,105
Tokyo Electric Power Co. (The), Inc.	14,300	412
Tokyo Electron, Ltd.	6,700	495
Toshiba Corp. †	131,000	850
Toto, Ltd. †	128,000	1,208
Trend Micro, Inc.	18,000	528
Ushio Inc.	21,500	463
Yahoo! Japan Corp. †	1,116	420
Yamada Denki Co., Ltd.	6,250	627
Yamato Transport Co., Ltd.	49,000	709
Mexico (1.1%)
America Movil SA de CV-Class L, ADR	55,800	2,197
America Telecom SA de CV, ADR † ‡	24,600	333
Netherland Antilles (1.0%)
Schlumberger, Ltd.	34,300	2,128

2

Netherlands (4.2%)
ABN AMRO Holding NV	30,991	903
ASML Holding NV † ‡	54,200	1,266
ASML Holding NV, ADR ‡	4,200	98
Heineken NV	12,487	571
ING Groep NV	39,410	1,732
Royal Dutch Shell PLC -Class A	124,085	4,082
Royal Dutch Shell PLC- Class A, ADR	3,200	212
Royal Numico NV	9,054	407
Norway (0.1%)
Norske Skogindustrier ASA	14,384	216
Panama (0.2%)
Carnival Corp.	7,600	357
Singapore (0.4%)
DBS Group Holdings, Ltd.	28,000	339
Singapore Telecommunications, Ltd.	358,140	551
South Africa (1.0%)
Sasol, Ltd.	69,200	2,280
South Korea (0.8%)
Kookmin Bank	5,170	407
Samsung Electronics Co., Ltd.	1,870	1,312
Spain (1.9%)
Banco Bilbao Vizcaya Argentaria SA	79,400	1,836
Banco Santander Central Hispano SA	69,800	1,103
Iberdrola SA	8,400	376
Repsol YPF SA	32,700	972
Sweden (0.5%)
Eniro AB	40,300	495
Scania AB-Class B	2,900	173
Telefonaktiebolaget LM Ericsson, ADR †	1,200	41
Telefonaktiebolaget LM Ericsson-Class B	111,600	387
Switzerland (4.9%)
Compagnie Financiere Richemont AG-Class A	20,965	1,006
Givaudan	500	399
Holcim, Ltd. †	16,302	1,329
Lindt & Spruengli AG	220	494
Nestle SA	4,499	1,564
Novartis AG	59,169	3,445
Roche Holding AG-Genusschein	3,818	658
Swiss Reinsurance (a)	19,434	1,483
Swisscom AG	1,322	439
Taiwan (0.2%)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	43,671	419
United Kingdom (7.9%)
AstraZeneca PLC	38,800	2,417
AstraZeneca PLC, ADR	29,500	1,844
BAE Systems PLC	80,800	597
BHP Billiton PLC	58,747	1,012
Cadbury Schweppes PLC	45,000	478
HBOS PLC	119,500	2,359
Kingfisher PLC	95,700	438
Lloyds TSB Group PLC	40,200	405
Royal Bank of Scotland Group PLC	72,200	2,480
SABMiller PLC	21,500	401
Scottish & Southern Energy PLC	20,500	505
Tesco PLC	49,100	330
Vodafone Group PLC	1,536,382	3,508
Yell Group PLC	63,400	705
United States (39.2%)
Advanced Micro Devices, Inc. ‡	18,000	447
Affiliated Computer Services, Inc.-Class A † ‡	8,400	436
AFLAC, Inc.	12,600	577
Alcoa, Inc.	12,800	359
Allergan, Inc.	7,700	867
Altera Corp. ‡	65,400	1,202
Altria Group, Inc.	4,900	375

3

American International Group, Inc.	11,950	792
American Standard Cos., Inc.	12,800	537
AmeriCredit Corp. † ‡	15,200	380
Amgen, Inc. ‡	6,800	486
Anheuser-Busch Cos., Inc.	6,700	318
Applied Materials, Inc. †	148,559	2,634
Baker Hughes, Inc.	14,900	1,016
Bank of America Corp.	23,300	1,248
Baxter International, Inc.	23,500	1,068
Beazer Homes USA, Inc. †	8,500	332
Berkshire Hathaway, Inc.-Class A ‡	18	1,724
Capital One Financial Corp.	10,200	802
Cheesecake Factory (The) † ‡	13,300	362
Chevron Corp.	5,438	353
Cisco Systems, Inc. ‡	141,200	3,248
Clear Channel Communications, Inc.	24,700	713
Comcast Corp.-Class A ‡	19,300	711
Corning, Inc. ‡	44,200	1,079
Danaher Corp.	17,200	1,181
Dell, Inc. ‡	18,300	418
Disney (Walt) Co. (The)	45,200	1,397
Dow Chemical Co. (The)	17,200	670
eBay, Inc. † ‡	23,700	672
Endo Pharmaceuticals Holdings, Inc. ‡	17,600	573
Exxon Mobil Corp.	15,100	1,013
Fannie Mae	64,600	3,612
Fifth Third Bancorp †	8,200	312
Fluor Corp.	14,600	1,123
Forest Laboratories, Inc. ‡	65,000	3,290
Freddie Mac	30,400	2,016
General Electric Co.	87,500	3,089
Getty Images, Inc. † ‡	5,200	258
Google, Inc.-Class A ‡	1,900	764
Hanesbrands, Inc. ‡	17,025	383
Hewlett-Packard Co.	17,200	631
Home Depot, Inc. (The)	8,100	294
Hudson City Bancorp, Inc.	57,000	755
Huntsman Corp. † ‡	18,000	328
Illinois Tool Works, Inc.	24,300	1,091
ImClone Systems, Inc. † ‡	5,900	167
Intel Corp.	23,100	475
International Business Machines Corp.	8,300	680
International Paper Co.	14,500	502
Jabil Circuit, Inc.	17,700	506
JP Morgan Chase & Co.	28,888	1,357
KLA-Tencor Corp. †	44,800	1,992
Kraft Foods, Inc.-Class A †	15,000	535
Las Vegas Sands Corp. ‡	7,700	526
Lennar Corp.-Class A	4,900	222
Lincare Holdings, Inc. ‡	21,800	755
Linear Technology Corp.	13,800	429
Lowe’s Cos., Inc.	41,900	1,176
Medtronic, Inc. †	15,000	697
Microsoft Corp.	87,000	2,378
Motorola, Inc.	23,400	585
News Corp., Inc.-Class A	51,513	1,012
Paychex, Inc.	11,300	416
Pepsi Bottling Group, Inc. †	25,600	909
PepsiCo, Inc.	13,300	868
Pfizer, Inc.	29,400	834
Sandisk Corp. ‡	44,000	2,356
Sara Lee Corp.	25,800	415
SLM Corp.	37,200	1,934
Sprint Nextel Corp.	115,750	1,985
Starwood Hotels & Resorts Worldwide, Inc.	13,700	783

4

SYSCO Corp.	51,000	1,706
Target Corp.	13,500	746
Time Warner, Inc.	39,750	725
United Parcel Service, Inc.-Class B †	10,700	770
United Technologies Corp.	28,600	1,812
UnitedHealth Group, Inc.	28,500	1,402
Verizon Communications, Inc.	17,400	646
Wachovia Corp.	38,300	2,137
Washington Mutual, Inc.	52,500	2,282
WellPoint, Inc. ‡	9,000	693
Wells Fargo & Co.	14,600	528
Xilinx, Inc.	84,700	1,859
Yahoo!, Inc. ‡	24,300	614
Total Common Stocks (cost: $180,899)		214,663

	Principal	Value
SECURITY LENDING COLLATERAL (10.5%)
Debt (9.3%)
Bank Notes (0.3%)
Bank of America
5.30%, due 11/20/2006 *	729	729
Commercial Paper (1.1%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	146	146
CIESCO LLC-144A
5.29%, due 11/16/2006	146	146
Clipper Receivables Corp.
5.28%, due 10/19/2006	215	215
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	144	144
General Electric Capital Corp.
5.29%, due 11/03/2006	355	355
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	146	146
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	143	143
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	216	216
5.28%, due 10/26/2006	215	215
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	146	146
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	288	288
Yorktown Capital LLC
5.29%, due 10/18/2006	292	292
Euro Dollar Overnight (0.9%)
Abbey National PLC
5.27%, due 10/03/2006	291	291
BNP Paribas
5.26%, due 10/05/2006	364	364
Lloyds TSB Bank
5.27%, due 10/02/2006	364	364
Svenska Handlesbanken
5.35%, due 10/02/2006	377	377
UBS AG
5.31%, due 10/02/2006	510	510
Euro Dollar Terms (3.9%)
Bank of Nova Scotia
5.28%, due 10/11/2006	437	437
Barclays
5.31%, due 10/20/2006	364	364
5.30%, due 11/03/2006	437	437
5.31%, due 11/21/2006	656	656
Branch Banker &Trust
5.27%, due 10/10/2006	656	656

5

Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	219	219
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	729	729
Fortis Bank
5.30%, due 11/20/2006	874	874
Harris NA
5.28%, due 11/22/2006	729	729
Royal Bank of Canada
5.30%, due 10/27/2006	364	364
5.30%, due 11/17/2006	146	146
Royal Bank of Scotland
5.30%, due 10/27/2006	947	947
Societe Generale
5.28%, due 11/01/2006	729	729
Toronto Dominion Bank
5.27%, due 10/12/2006	364	364
UBS AG
5.30%, due 10/27/2006	729	729
Wells Fargo
5.27%, due 10/17/2006	146	146
Repurchase Agreements (3.1%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $240 on 10/02/2006	240	240
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $4,012 on 10/02/2006	4,010	4,010
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $475 on 10/02/2006	475	475
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $1,374 on 10/02/2006	1,373	1,373
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $744 on 10/02/2006	744	744

	Shares	Value
Investment Companies (1.2%)
American Beacon Fund
1-day yield of 5.27%	21,283	21
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	1,189,918	1,190
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	1,590,579	1,591
Total Security Lending Collateral (cost: $23,257)		23,257
Total Investment Securities (cost: $205,204) #		$239,224

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $22,150.
‡	Non-income producing.
(a)	Passive Foreign Investment Company.
*	Floating or variable rate note. Rate is listed as of September 30, 2006.

6

††

Cash collateral for the Repurchase Agreements, valued at $7,010, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@ Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
™ Securities valued as determined in good faith in accordance with procedures established by AEGON/Transamerica Series Trust's Board of Trustees.

#

Aggregate cost for Federal income tax purposes is $206,983. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $37,140 and $4,899, respectively. Net unrealized appreciation for tax purposes is $32,241.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $1,590 or 0.7% of the net assets of the Fund.

ADR	American Depositary Receipt

7

Capital Guardian Global

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Euro Dollar	(454)	01/11/2007	(567)	(10)
Japanese Yen	66,918	01/11/2007	567	7
Japanese Yen	239,538	10/20/2006	$2,050	$(16)
Japanese Yen	(239,538)	10/20/2006	(2,066)	32
			$(16)	$13

8

Capital Guardian Global

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	10.2%	$22,522
Pharmaceuticals	9.3%	20,537
Oil & Gas Extraction	6.4%	14,185
Telecommunications	5.0%	10,957
Computer & Office Equipment	4.2%	9,295
Electronic Components & Accessories	4.2%	9,192
Insurance	3.5%	7,676
Business Services	3.4%	7,392
Industrial Machinery & Equipment	3.3%	7,268
Automotive	3.2%	7,077
Computer & Data Processing Services	2.8%	6,249
Chemicals & Allied Products	2.7%	5,861
Business Credit Institutions	2.5%	5,410
Holding & Other Investment Offices	2.2%	4,957
Electronic & Other Electric Equipment	2.2%	4,864
Food & Kindred Products	1.9%	4,268
Beverages	1.7%	3,673
Instruments & Related Products	1.6%	3,499
Metal Mining	1.5%	3,324
Lumber & Other Building Materials	1.5%	3,284
Personal Credit Institutions	1.4%	3,116
Savings Institutions	1.4%	3,037
Life Insurance	1.2%	2,551
Retail Trade	1.1%	2,525
Primary Metal Industries	1.1%	2,522
Petroleum Refining	1.1%	2,467
Aerospace	1.1%	2,408
Communications Equipment	0.9%	2,092
Medical Instruments & Supplies	0.8%	1,765
Motion Pictures	0.8%	1,737
Wholesale Trade Nondurable Goods	0.9%	1,706
Stone, Clay & Glass Products	0.8%	1,701
Security & Commodity Brokers	0.7%	1,567
Trucking & Warehousing	0.7%	1,479
Mining	0.6%	1,404
Amusement & Recreation Services	0.6%	1,397
Residential Building Construction	0.6%	1,395
Paper & Allied Products	0.6%	1,338
Hotels & Other Lodging Places	0.6%	1,310
Electric Services	0.6%	1,292
Furniture & Fixtures	0.5%	1,208
Printing & Publishing	0.5%	1,200
Engineering & Management Services	0.5%	1,130
Construction	0.5%	1,123
Real Estate	0.5%	1,087
Transportation & Public Utilities	0.5%	1,039
Department Stores	0.4%	953
Wholesale Trade Durable Goods	0.4%	823
Health Services	0.3%	755
Apparel & Accessory Stores	0.3%	743
Radio & Television Broadcasting	0.3%	724
Communication	0.3%	711
Radio, Television & Computer Stores	0.3%	627
Manufacturing Industries	0.3%	557

9

Railroads	0.2%	534
Management Services	0.2%	416
Apparel Products	0.2%	383
Metal Cans & Shipping Containers	0.2%	379
Restaurants	0.2%	362
Water Transportation	0.2%	357
Food Stores	0.2%	330
Rubber & Misc. Plastic Products	0.1%	227
Investment Securities, at value	98.0%	215,967
Short-Term Investments	10.5%	23,257
Total Investment Securities	108.5%	$239,224

10

Capital Guardian U.S. Equity

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.0%)
Aerospace (1.4%)
United Technologies Corp.	57,800	$3,662
Amusement & Recreation Services (0.9%)
Disney (Walt) Co. (The)	74,500	2,303
Apparel Products (0.4%)
Hanesbrands, Inc. ‡	49,337	1,111
Automotive (0.4%)
General Motors Corp. †	28,200	938
Beverages (1.9%)
Anheuser-Busch Cos., Inc.	9,800	466
Coca-Cola Co. (The)	25,100	1,121
PepsiCo, Inc.	49,000	3,198
Business Credit Institutions (1.1%)
Freddie Mac	43,400	2,879
Business Services (3.2%)
Clear Channel Communications, Inc.	33,500	966
eBay, Inc. ‡	53,600	1,520
Fannie Mae	60,700	3,394
Getty Images, Inc. ‡ †	32,700	1,625
Omnicom Group, Inc.	6,800	636
Chemicals & Allied Products (2.4%)
Avon Products, Inc.	41,000	1,257
Dow Chemical Co. (The)	30,900	1,204
du Pont (E.I.) de Nemours & Co.	7,000	300
Huntsman Corp. ‡ †	73,300	1,334
Methanex Corp. †	27,700	674
Nova Chemicals Corp. †	18,100	556
Rohm & Haas Co.	5,400	256
Scotts Miracle-Gro Co. (The)-Class A	11,500	512
Commercial Banks (4.7%)
Commerce Bancorp, Inc. †	12,600	463
Fifth Third Bancorp †	26,700	1,017
JP Morgan Chase & Co.	92,704	4,353
Wachovia Corp.	37,000	2,065
Wells Fargo & Co.	111,200	4,023
Communication (0.7%)
American Tower Corp.-Class A ‡	15,500	566
Cablevision Systems Corp.-Class A	22,373	508
Comcast Corp.-Class A ‡	19,700	726
Communications Equipment (1.4%)
Corning, Inc. ‡	76,600	1,870
Motorola, Inc.	26,600	665
QUALCOMM, Inc.	11,000	400
Siemens AG, ADR †	7,600	662
Computer & Data Processing Services (7.1%)
Affiliated Computer Services, Inc.-Class A ‡ †	31,200	1,618
Automatic Data Processing, Inc.	11,200	530
Cerner Corp. ‡ †	10,900	495
Compuware Corp. ‡	69,700	543
Google, Inc.-Class A ‡	8,400	3,376
Microsoft Corp.	260,700	7,125
SAP AG, ADR †	35,300	1,747
Sun Microsystems, Inc. ‡	345,400	1,717
Yahoo!, Inc. ‡	42,900	1,085
Computer & Office Equipment (5.6%)
Cisco Systems, Inc. ‡	250,400	5,759
Dell, Inc. ‡	58,900	1,345
Hewlett-Packard Co.	22,057	809
Jabil Circuit, Inc.	37,700	1,077
Sandisk Corp. ‡	66,700	3,571
Seagate Technology ‡	71,800	1,658
Construction (1.4%)
Fluor Corp.	47,500	3,652

1

Electric Services (0.7%)
AES Corp. (The) ‡	61,000	1,244
CMS Energy Corp. ‡	43,000	621
Electric, Gas & Sanitary Services (0.5%)
Exelon Corp.	10,500	636
NiSource, Inc. †	27,300	594
Electronic & Other Electric Equipment (3.8%)
Cooper Industries, Ltd.-Class A	10,600	903
Emerson Electric Co.	8,800	738
General Electric Co.	231,300	8,165
Electronic Components & Accessories (5.7%)
Altera Corp. ‡	147,200	2,706
ATI Technologies, Inc. ‡	36,300	779
Fairchild Semiconductor International, Inc. ‡	43,600	815
Flextronics International, Ltd. ‡	190,500	2,408
Intel Corp.	147,100	3,026
International Rectifier Corp. ‡	47,800	1,665
Linear Technology Corp. †	28,500	887
Qimonda AG, ADR ‡	32,000	544
Xilinx, Inc.	86,400	1,896
Food & Kindred Products (3.8%)
Altria Group, Inc.	50,700	3,881
Campbell Soup Co.	28,300	1,033
Kraft Foods, Inc.-Class A †	52,000	1,854
Sara Lee Corp.	115,500	1,856
Unilever NV-NY Shares	42,200	1,036
Furniture & Fixtures (0.6%)
Johnson Controls, Inc.	9,100	653
Leggett & Platt, Inc.	32,500	813
Furniture & Home Furnishings Stores (0.2%)
Williams-Sonoma, Inc. †	14,900	483
Gas Production & Distribution (0.3%)
Kinder Morgan, Inc.	8,614	903
Health Services (0.9%)
DaVita, Inc. ‡	22,300	1,290
Lincare Holdings, Inc. ‡	17,100	592
Triad Hospitals, Inc. ‡	11,800	520
Holding & Other Investment Offices (1.0%)
Berkshire Hathaway, Inc.-Class A ‡	20	1,916
General Growth Properties, Inc. REIT	9,500	453
Host Hotels & Resorts, Inc. REIT	8,754	201
Hotels & Other Lodging Places (1.0%)
Las Vegas Sands Corp. ‡	24,200	1,654
Starwood Hotels & Resorts Worldwide, Inc.	14,300	818
Industrial Machinery & Equipment (3.7%)
American Standard Cos., Inc. †	58,500	2,455
Applied Materials, Inc. †	202,400	3,589
Baker Hughes, Inc.	22,200	1,514
Illinois Tool Works, Inc.	45,600	2,047
Instruments & Related Products (2.8%)
Agilent Technologies, Inc. ‡	11,355	371
Danaher Corp.	37,400	2,568
KLA-Tencor Corp. †	69,000	3,068
Raytheon Co.	10,200	490
Thermo Electron Corp. ‡ †	17,700	696
Insurance (3.4%)
AFLAC, Inc.	13,900	636
American International Group, Inc.	32,000	2,120
Chubb Corp.	6,700	348
RenaissanceRe Holdings, Ltd.	11,500	639
UnitedHealth Group, Inc.	34,500	1,697
WellPoint, Inc. ‡	25,000	1,926
XL Capital, Ltd.-Class A †	18,200	1,250
Insurance Agents, Brokers & Service (0.6%)
Marsh & McLennan Cos., Inc.	56,100	1,579

2

Lumber & Other Building Materials (2.0%)
Home Depot, Inc. (The)	12,000	435
Lowe’s Cos., Inc.	168,600	4,731
Management Services (0.2%)
Paychex, Inc.	12,600	464
Medical Instruments & Supplies (1.5%)
Baxter International, Inc.	52,500	2,387
Medtronic, Inc.	30,800	1,430
Metal Mining (0.7%)
Barrick Gold Corp.	36,700	1,127
Newmont Mining Corp.	18,200	778
Mining (0.3%)
Arch Coal, Inc.	7,400	214
Potash Corp. of Saskatchewan †	4,900	511
Motion Pictures (0.2%)
Time Warner, Inc.	26,250	479
Oil & Gas Extraction (5.4%)
Anadarko Petroleum Corp.	11,200	491
BJ Services Co. †	32,900	991
EOG Resources, Inc.	7,700	501
Halliburton Co.	28,200	802
Plains Exploration & Production Co. ‡ †	8,800	378
Royal Dutch Shell PLC- Class A, ADR	57,100	3,774
Royal Dutch Shell PLC- Class B, ADR	16,580	1,134
Schlumberger, Ltd.	56,400	3,498
Transocean, Inc. ‡	6,700	491
Weatherford International, Ltd. ‡	43,400	1,811
Paper & Allied Products (0.3%)
International Paper Co.	20,500	710
Personal Credit Institutions (3.4%)
AmeriCredit Corp. ‡ †	23,900	597
Capital One Financial Corp.	10,400	818
SLM Corp.	141,600	7,360
Petroleum Refining (1.1%)
Chevron Corp.	17,019	1,104
Exxon Mobil Corp.	25,400	1,704
Pharmaceuticals (10.9%)
Allergan, Inc.	27,400	3,086
Amgen, Inc. ‡	5,900	422
AstraZeneca PLC, ADR	113,100	7,069
Endo Pharmaceuticals Holdings, Inc. ‡	17,800	579
Forest Laboratories, Inc. ‡	155,900	7,890
ImClone Systems, Inc. ‡ †	22,100	626
Lilly (Eli) & Co.	8,400	479
McKesson Corp.	19,300	1,017
Medco Health Solutions, Inc. ‡	24,900	1,497
Millennium Pharmaceuticals, Inc. ‡	67,900	676
Pfizer, Inc.	53,400	1,514
Sepracor, Inc. ‡ †	15,700	761
Teva Pharmaceutical Industries, Ltd., ADR	65,000	2,216
Primary Metal Industries (0.9%)
Alcoa, Inc.	78,600	2,204
Printing & Publishing (0.3%)
CBS Corp.-Class B	24,700	696
Radio & Television Broadcasting (0.2%)
Viacom, Inc.-Class B ‡	14,050	522
Residential Building Construction (0.1%)
Lennar Corp.-Class A	6,400	290
Restaurants (0.4%)
Cheesecake Factory (The) ‡ †	15,300	416
McDonald’s Corp. †	15,700	614
Retail Trade (2.2%)
Dollar Tree Stores, Inc. ‡ †	50,100	1,551
Target Corp.	71,800	3,967

3

Rubber & Misc. Plastic Products (0.2%)
Jarden Corp. ‡ †	14,500	478
Savings Institutions (3.1%)
Golden West Financial Corp.	14,000	1,081
Hudson City Bancorp, Inc.	117,300	1,554
IndyMac Bancorp, Inc. †	11,100	457
Washington Mutual, Inc.	111,700	4,856
Security & Commodity Brokers (0.3%)
Goldman Sachs Group, Inc. (The)	4,000	677
Telecommunications (2.1%)
AT&T, Inc.	19,900	648
Qwest Communications International ‡	67,600	589
Sprint Nextel Corp.	134,550	2,308
Verizon Communications, Inc.	48,400	1,797
Trucking & Warehousing (1.1%)
United Parcel Service, Inc.-Class B	38,500	2,770
Water Transportation (0.1%)
Carnival Corp.	8,400	395
Wholesale Trade Nondurable Goods (0.4%)
SYSCO Corp.	31,400	1,050
Total Common Stocks (cost: $211,639)		253,385

	Principal	Value
SECURITY LENDING COLLATERAL (10.3%)
Debt (9.1%)
Bank Notes (0.3%)
Bank of America
5.30%, due 11/20/2006 *	829	829
Commercial Paper (1.1%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	166	166
CIESCO LLC-144A
5.29%, due 11/16/2006	166	166
Clipper Receivables Corp.
5.28%, due 10/19/2006	245	245
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	164	164
General Electric Capital Corp.
5.29%, due 11/03/2006	404	404
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	166	166
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	162	162
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	245	245
5.28%, due 10/26/2006	245	245
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	166	166
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	328	328
Yorktown Capital LLC
5.29%, due 10/18/2006	331	331
Euro Dollar Overnight (0.9%)
Abbey National PLC
5.27%, due 10/03/2006	332	332
BNP Paribas
5.26%, due 10/05/2006	414	414
Lloyds TSB Bank
5.27%, due 10/02/2006	414	414
Svenska Handlesbanken
5.35%, due 10/02/2006	429	429
UBS AG
5.31%, due 10/02/2006	580	580

4

Euro Dollar Terms (3.8%)
Bank of Nova Scotia
5.28%, due 10/11/2006	497	497
Barclays
5.31%, due 10/20/2006	414	414
5.30%, due 11/03/2006	497	497
5.31%, due 11/21/2006	746	746
Branch Banker &Trust
5.27%, due 10/10/2006	746	746
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	249	249
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	829	829
Fortis Bank
5.30%, due 11/20/2006	995	995
Harris NA
5.28%, due 11/22/2006	829	829
Royal Bank of Canada
5.30%, due 10/27/2006	414	414
5.30%, due 11/17/2006	166	166
Royal Bank of Scotland
5.30%, due 10/27/2006	1,077	1,077
Societe Generale
5.28%, due 11/01/2006	829	829
Toronto Dominion Bank
5.27%, due 10/12/2006	414	414
UBS AG
5.30%, due 10/27/2006	829	829
Wells Fargo
5.27%, due 10/17/2006	166	166
Repurchase Agreements (3.0%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $273 on 10/02/2006	273	273
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $4,563 on 10/02/2006	4,561	4,561
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $540 on 10/02/2006	540	540
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $1,563 on 10/02/2006	1,562	1,562
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $846 on 10/02/2006	846	846

	Shares	Value
Investment Companies (1.2%)
American Beacon Fund
1-day yield of 5.27%	24,206	24
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	1,353,349	1,353
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	1,809,040	1,809
Total Security Lending Collateral (cost: $26,451)		26,451

Total Investment Securities (cost: $238,090) #		$279,836

5

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $25,432.
*	Floating or variable rate note. Rate is listed as of September 30, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $7,158, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $238,584. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $45,859 and $4,607, respectively. Net unrealized appreciation for tax purposes is $41,252.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $1,808 or 0.7% of the net assets of the Fund.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

6

Capital Guardian Value

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (94.7%)
Apparel Products (0.4%)
Hanesbrands, Inc. ‡	136,837	$3,080
Automotive (0.7%)
General Motors Corp. †	168,700	5,611
Automotive Dealers (0.2%)
AutoNation, Inc. ‡	88,150	1,842
Business Services (1.2%)
Clear Channel Communications, Inc.	324,000	9,347
Chemicals & Allied Products (3.2%)
Air Products & Chemicals, Inc.	51,100	3,392
Avon Products, Inc.	134,600	4,127
Dow Chemical Co. (The)	178,600	6,962
du Pont (E.I.) de Nemours & Co.	44,000	1,885
Lyondell Chemical Co.	202,700	5,143
Methanex Corp. †	140,200	3,412
Commercial Banks (9.4%)
Fifth Third Bancorp †	290,000	11,043
JP Morgan Chase & Co.	613,440	28,807
Wachovia Corp.	243,000	13,559
Wells Fargo & Co.	533,200	19,291
Communications Equipment (0.5%)
Siemens AG, ADR	48,100	4,190
Computer & Data Processing Services (2.1%)
Affiliated Computer Services, Inc.-Class A ‡ †	99,500	5,160
Sun Microsystems, Inc. ‡	2,239,200	11,129
Computer & Office Equipment (1.2%)
Hewlett-Packard Co.	163,200	5,988
Jabil Circuit, Inc.	124,400	3,554
Electric Services (1.8%)
CMS Energy Corp. ‡	466,000	6,729
Duke Energy Corp.	118,600	3,582
Pinnacle West Capital Corp.	77,400	3,487
Electric, Gas & Sanitary Services (1.7%)
Exelon Corp.	133,400	8,076
NiSource, Inc.	243,200	5,287
Electronic & Other Electric Equipment (4.0%)
Emerson Electric Co.	73,300	6,147
General Electric Co.	711,500	25,116
Electronic Components & Accessories (7.5%)
Fairchild Semiconductor International, Inc. ‡	666,100	12,456
Flextronics International, Ltd. ‡ †	1,199,700	15,164
Intel Corp.	1,073,200	22,076
International Rectifier Corp. ‡	141,900	4,944
Tyco International, Ltd.	140,100	3,921
Food & Kindred Products (10.9%)
Altria Group, Inc. †	350,800	26,854
General Mills, Inc.	117,900	6,673
Kraft Foods, Inc.-Class A †	602,200	21,474
Sara Lee Corp.	1,094,700	17,592
Unilever NV-NY Shares	503,700	12,361
Furniture & Fixtures (1.3%)
Johnson Controls, Inc.	74,300	5,330
Leggett & Platt, Inc.	182,500	4,568
Gas Production & Distribution (0.2%)
MDU Resources Group, Inc.	57,600	1,287
Health Services (1.2%)
Triad Hospitals, Inc. ‡	217,700	9,585
Holding & Other Investment Offices (3.3%)
Berkshire Hathaway, Inc.-Class A ‡	80	7,664
General Growth Properties, Inc. REIT †	277,090	13,203
Host Hotels & Resorts, Inc. REIT	213,000	4,884
Industrial Machinery & Equipment (0.8%)
American Standard Cos., Inc.	66,900	2,808
Illinois Tool Works, Inc.	81,700	3,668

1

Instruments & Related Products (0.3%)
Raytheon Co.	44,900	2,156
Raytheon Co. Warrants, Expires 6/16/2011 ‡	9,734	139
Insurance (6.8%)
American International Group, Inc.	163,200	10,814
Chubb Corp.	107,900	5,607
Everest Re Group, Ltd.	12,400	1,209
RenaissanceRe Holdings, Ltd.	131,400	7,306
St. Paul Travelers Cos., Inc. (The)	64,107	3,006
WellPoint, Inc. ‡	211,700	16,312
XL Capital, Ltd.-Class A	124,200	8,533
Insurance Agents, Brokers & Service (2.9%)
Hartford Financial Services Group, Inc. (The)	57,200	4,962
Marsh & McLennan Cos., Inc.	612,700	17,248
Oil & Gas Extraction (4.6%)
Equitable Resources, Inc.	70,300	2,459
Royal Dutch Shell PLC- Class A, ADR	91,000	6,015
Royal Dutch Shell PLC- Class B, ADR	202,565	13,851
Transocean, Inc. ‡	185,500	13,584
Paper & Allied Products (2.1%)
3M Co.	92,600	6,891
International Paper Co.	280,800	9,724
Personal Credit Institutions (2.1%)
AmeriCredit Corp. ‡ †	166,200	4,153
Capital One Financial Corp.	132,400	10,415
SLM Corp.	34,000	1,767
Petroleum Refining (1.9%)
Chevron Corp.	116,116	7,531
Exxon Mobil Corp.	102,066	6,849
Pharmaceuticals (5.9%)
AstraZeneca PLC, ADR †	170,700	10,669
Medco Health Solutions, Inc. ‡	25,500	1,533
Merck & Co., Inc.	463,200	19,408
Pfizer, Inc.	492,000	13,953
Primary Metal Industries (1.3%)
Alcoa, Inc.	251,300	7,046
Hubbell, Inc.-Class B	67,600	3,238
Railroads (0.4%)
Union Pacific Corp.	36,600	3,221
Restaurants (0.5%)
McDonald’s Corp.	92,000	3,599
Retail Trade (0.4%)
Dollar Tree Stores, Inc. ‡ †	95,900	2,969
Rubber & Misc. Plastic Products (1.2%)
Jarden Corp. ‡ †	274,900	9,063
Savings Institutions (6.3%)
Golden West Financial Corp.	27,800	2,148
Hudson City Bancorp, Inc.	905,800	12,002
IndyMac Bancorp, Inc. †	219,800	9,047
Washington Mutual, Inc.	583,000	25,343
Security & Commodity Brokers (1.2%)
Goldman Sachs Group, Inc. (The)	15,800	2,673
Merrill Lynch & Co., Inc.	79,600	6,226
Telecommunications (4.8%)
AT&T, Inc.	524,400	17,074
Sprint Nextel Corp. †	452,600	7,762
Verizon Communications, Inc.	335,000	12,439
Water Transportation (0.4%)
Carnival Corp.	66,800	3,142
Total Common Stocks (cost: $634,798)		735,544

2

	Principal	Value
SECURITY LENDING COLLATERAL (10.7%)
Debt (9.4%)
Bank Notes (0.3%)
Bank of America
5.30%, due 11/20/2006 *	2,597	2,597
Commercial Paper (1.1%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	520	520
CIESCO LLC-144A
5.29%, due 11/16/2006	520	520
Clipper Receivables Corp.
5.28%, due 10/19/2006	768	768
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	513	513
General Electric Capital Corp.
5.29%, due 11/03/2006	1,265	1,265
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	519	519
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	509	509
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	769	769
5.28%, due 10/26/2006	768	768
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	519	519
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	1,027	1,027
Yorktown Capital LLC
5.29%, due 10/18/2006	1,039	1,039
Euro Dollar Overnight (0.9%)
Abbey National PLC
5.27%, due 10/03/2006	1,039	1,039
BNP Paribas
5.26%, due 10/05/2006	1,299	1,299
Lloyds TSB Bank
5.27%, due 10/02/2006	1,299	1,299
Svenska Handlesbanken
5.35%, due 10/02/2006	1,344	1,344
UBS AG
5.31%, due 10/02/2006	1,818	1,818
Euro Dollar Terms (3.9%)
Bank of Nova Scotia
5.28%, due 10/11/2006	1,558	1,558
Barclays
5.31%, due 10/20/2006	1,299	1,299
5.30%, due 11/03/2006	1,558	1,558
5.31%, due 11/21/2006	2,338	2,338
Branch Banker &Trust
5.27%, due 10/10/2006	2,338	2,338
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	779	779
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	2,597	2,597
Fortis Bank
5.30%, due 11/20/2006	3,117	3,117
Harris NA
5.28%, due 11/22/2006	2,597	2,597
Royal Bank of Canada
5.30%, due 10/27/2006	1,299	1,299
5.30%, due 11/17/2006	519	519
Royal Bank of Scotland
5.30%, due 10/27/2006	3,377	3,377
Societe Generale
5.28%, due 11/01/2006	2,597	2,597

3

Toronto Dominion Bank
5.27%, due 10/12/2006	1,299	1,299
UBS AG
5.30%, due 10/27/2006	2,597	2,597
Wells Fargo
5.27%, due 10/17/2006	520	520
Repurchase Agreements (3.2%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $855 on 10/02/2006	855	855
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $14,299 on 10/02/2006	14,293	14,293
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $1,694 on 10/02/2006	1,693	1,693
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $4,897 on 10/02/2006	4,895	4,895
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $2,652 on 10/02/2006	2,651	2,651

	Shares	Value
Investment Companies (1.3%)
American Beacon Fund
1-day yield of 5.27%	75,858	76
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	4,241,164	4,241
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	5,669,218	5,669
Total Security Lending Collateral (cost: $82,894)		82,894

Total Investment Securities (cost: $717,692) #		$818,438

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $80,049.
*	Floating or variable rate note. Rate is listed as of September 30, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $22,432, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $717,520. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $110,082 and $9,164, respectively. Net unrealized appreciation for tax purposes is $100,918.

4

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $5,664 or 0.7% of the net assets of the Fund.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

5

Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.8%)
Australia (10.6%)
Centro Properties Group	1,086,907	6,529
DB RREEF Trust	3,161,587	$3,775
GPT Group (a)	3,977,497	13,951
Investa Property Group	4,630,900	8,501
Macquarie CountryWide Trust (a)	2,600,553	3,881
Macquarie Goodman Group	2,431,776	11,832
Mirvac Group	1,113,417	3,938
Stockland	714,300	3,945
Westfield Group (a)	2,185,893	30,700
Austria (0.5%)
Conwert Immobilien Invest AG ‡	218,700	4,405
Bermuda (1.8%)
Hongkong Land Holdings, Ltd.	2,428,600	9,423
Kerry Properties, Ltd.	1,468,100	5,370
Canada (2.5%)
Calloway Real Estate Investment Trust-144A	157,900	3,860
Dundee Real Estate Investment Trust	136,600	4,234
RioCan Real Estate Investment Trust	392,300	8,443
Sunrise Senior Living, Inc.	450,200	4,136
Cayman Islands (0.3%)
Shui On Land, Ltd. ™	3,426,400	2,352
Finland (0.5%)
Sponda Oyj (a)	351,212	3,960
France (3.9%)
Klepierre	81,690	12,221
Societe de la Tour Eiffel (a) †	46,900	7,426
Unibail (a) †	58,320	12,241
Germany (1.3%)
Deutsche Wohnen AG	56,415	3,416
Develica Deutschland, Ltd. ‡	2,739,400	3,435
DIC Asset AG	4,270	153
IVG Immobilien AG	43,653	1,578
Patrizia Immobilien AG ‡	84,000	2,243
Hong Kong (5.3%)
Champion ‡	7,494,701	3,732
Cheung Kong Holdings, Ltd. (a)	870,500	9,345
Guangzhou R&F Properties Co., Ltd.-Class H ™	1,770,000	2,494
Hang Lung Development Co.	952,552	2,451
Hysan Development Co., Ltd.	953,335	2,444
Link (The) (a)	2,279,100	4,744
Sun Hung Kai Properties, Ltd.	1,639,855	17,899
Italy (0.2%)
Beni Stabili SpA (a)	1,579,900	1,761
Japan (12.1%)
Japan Logistics Fund, Inc. (a)	478	3,530
Japan Retail Fund Investment (a)	570	4,200
Kenedix Realty Investment Corp. (a)	360	1,869
Leopalace21 Corp.	109,900	4,012
Mitsubishi Estate Co., Ltd.	1,490,900	32,580
Mitsui Fudosan Co., Ltd.	1,272,500	28,939
Nippon Building Fund, Inc. (a)	629	6,393
Sumitomo Realty & Development Co., Ltd.	606,800	17,834
Luxembourg (0.5%)
ProLogis European Properties ‡	234,600	4,369
Netherlands (2.0%)
Rodamco Europe NV (a)	106,100	12,345
Vastned Retail NV (a)	46,700	3,827
Singapore (2.1%)
Capitaland, Ltd.	2,771,900	8,824
CapitaMall Trust (a)	2,593,200	4,152
City Developments, Ltd.	628,000	4,236

1

Sweden (0.9%)
Castellum AB	633,600	7,133
United Kingdom (10.4%)
Atlas Estates, Ltd. ‡	520,600	2,981
British Land Co. PLC	866,200	22,070
Capital & Regional PLC	237,581	5,263
Derwent Valley Holdings PLC (a)	244,193	8,325
Hammerson PLC	511,220	12,529
Land Securities Group PLC	685,760	25,209
Liberty International PLC	72,840	1,667
Mapeley, Ltd.	23,920	1,512
Slough Estates PLC	465,060	5,777
United States (43.9%)
AMB Property Corp.	145,500	8,018
Archstone-Smith Trust †	352,700	19,201
AvalonBay Communities, Inc. †	122,100	14,701
BioMed Realty Trust, Inc.	158,600	4,812
Boston Properties, Inc. †	165,600	17,113
BRE Properties - Class A †	155,100	9,264
Camden Property Trust	118,600	9,015
Corporate Office Properties Trust †	143,150	6,407
Developers Diversified Realty Corp. †	145,800	8,130
Equity Office Properties Trust	410,400	16,317
Equity Residential †	365,200	18,472
Extra Space Storage, Inc.	173,700	3,007
Federal Realty Investment Trust	139,000	10,328
FelCor Lodging Trust, Inc.	154,400	3,096
General Growth Properties, Inc.	155,270	7,399
Highwood Properties, Inc.	166,800	6,207
Host Hotels & Resorts, Inc.	756,923	17,356
Kilroy Realty Corp.	89,400	6,735
Kimco Realty Corp.	83,070	3,561
Liberty Property Trust †	128,600	6,146
Macerich Co. (The) †	180,700	13,798
Maguire Properties, Inc. †	192,400	7,838
Nationwide Health Properties, Inc.	125,500	3,356
Omega Healthcare Investors, Inc.	348,000	5,223
Post Properties, Inc. †	149,100	7,085
Prologis	299,200	17,072
Public Storage, Inc. †	152,480	13,112
Reckson Associates Realty Corp.	90,600	3,878
Regency Centers Corp.	119,900	8,244
Simon Property Group, Inc.	261,200	23,670
SL Green Realty Corp. †	105,400	11,773
Starwood Hotels & Resorts Worldwide, Inc.	43,600	2,493
Strategic Hotels & Resorts, Inc.	257,600	5,121
Sunstone Hotel Investors, Inc. †	139,400	4,143
Taubman Centers, Inc.	88,100	3,913
United Dominion Realty Trust, Inc. †	218,900	6,611
U-Store-It Trust	73,800	1,584
Ventas, Inc.	184,900	7,126
Vornado Realty Trust †	134,200	14,628
Washington Real Estate Investment Trust †	119,200	4,744
Total Common Stocks (cost: $658,141)		811,091

	Principal	Value
SECURITY LENDING COLLATERAL (9.6%)
Debt (8.5%)
Bank Notes (0.3%)
Bank of America
5.30%, due 11/20/2006 *	2,480	2,480
Commercial Paper (1.0%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	496	496

2

CIESCO LLC-144A
5.29%, due 11/16/2006	496	496
Clipper Receivables Corp.
5.28%, due 10/19/2006	733	733
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	490	490
General Electric Capital Corp.
5.29%, due 11/03/2006	1,207	1,207
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	496	496
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	486	486
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	734	734
5.28%, due 10/26/2006	733	733
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	496	496
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	981	981
Yorktown Capital LLC
5.29%, due 10/18/2006	992	992
Euro Dollar Overnight (0.8%)
Abbey National PLC
5.27%, due 10/03/2006	992	992
BNP Paribas
5.26%, due 10/05/2006	1,240	1,240
Lloyds TSB Bank
5.27%, due 10/02/2006	1,240	1,240
Svenska Handlesbanken
5.35%, due 10/02/2006	1,283	1,283
UBS AG
5.31%, due 10/02/2006	1,736	1,736
Euro Dollar Terms (3.5%)
Bank of Nova Scotia
5.28%, due 10/11/2006	1,488	1,488
Barclays
5.31%, due 10/20/2006	1,240	1,240
5.30%, due 11/03/2006	1,488	1,488
5.31%, due 11/21/2006	2,232	2,232
Branch Banker &Trust
5.27%, due 10/10/2006	2,232	2,232
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	744	744
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	2,480	2,480
Fortis Bank
5.30%, due 11/20/2006	2,976	2,976
Harris NA
5.28%, due 11/22/2006	2,480	2,480
Royal Bank of Canada
5.30%, due 10/27/2006	1,240	1,240
5.30%, due 11/17/2006	496	496
Royal Bank of Scotland
5.30%, due 10/27/2006	3,224	3,224
Societe Generale
5.28%, due 11/01/2006	2,480	2,480
Toronto Dominion Bank
5.27%, due 10/12/2006	1,240	1,240
UBS AG
5.30%, due 10/27/2006	2,480	2,480
Wells Fargo
5.27%, due 10/17/2006	496	496
Repurchase Agreements (2.9%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $816 on 10/02/2006	816	816

3

Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $13,653 on 10/02/2006	13,647	13,647
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $1,617 on 10/02/2006	1,616	1,616
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $4,675 on 10/02/2006	4,673	4,673
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $2,532 on 10/02/2006	2,531	2,531

	Shares	Value
Investment Companies (1.1%)
American Beacon Fund
1-day yield of 5.27%	72,426	72
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	4,049,317	4,049
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	5,412,775	5,413
Total Security Lending Collateral (cost: $79,144)		79,144
Total Investment Securities (cost: $737,285) #		$890,235

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Passive Foreign Investment Company.
‡	Non-income producing.
†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $76,928.
*	Floating or variable rate note. Rate is listed as of September 30, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $24,061, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
™	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.
#

Aggregate cost for Federal income tax purposes is $742,181. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $148,557 and $503, respectively. Net unrealized appreciation for tax purposes is $148,054.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $9,268 or 1.1% of the net assets of the Fund.

4

Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Diversified	16.3%	$133,742
Office Property	15.3%	125,318
Shopping Center	13.1%	107,530
Apartments	10.6%	86,793
Regional Mall	10.0%	82,314
Engineering & Management Services	8.8%	72,009
Residential Building Construction	6.6%	54,490
Hotels	5.6%	46,160
Industrial Property	3.8%	31,237
Investment Companies	1.3%	10,785
Operating/ Development	2.4%	19,639
Storage	2.1%	17,702
Health Care	1.9%	15,706
Health Services	0.5%	4,136
Warehouse	0.4%	3,530
Investment Securities, at value	98.7%	811,091
Short-Term Investments	9.7%	79,144
Total Investment Securities	108.4%	$890,235

5

Federated Growth & Income

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS (32.0%)
U.S. Treasury Note
4.00%, due 08/31/2007 †	$15,000		$14,873
4.25%, due 10/31/2007 †	20,000		19,862
3.00%, due 11/15/2007	15,000		14,695
4.38%, due 12/31/2007	20,000		19,882
5.13%, due 06/30/2008	35,000		35,224
4.88%, due 05/15/2009	32,000		32,185
4.00%, due 03/15/2010 †	15,000		14,715
4.88%, due 04/30/2011	14,900		15,066
4.25%, due 11/15/2014	15,000		14,629
Total U.S. Government Obligations (cost: $180,853)			181,131

FOREIGN GOVERNMENT OBLIGATIONS (3.1%)
Kingdom of Sweden
5.00%, due 01/28/2009	SEK	68,500	9,667
Republic of South Africa
10.00%, due 02/28/2008	ZAR	61,950	8,089
Total Foreign Government Obligations (cost: $18,566)			17,756

	Shares	Value
COMMON STOCKS (28.1%)
Food Stores (0.7%)
Lawson, Inc.	115,600	4,063
Metal Mining (12.6%)
AngloGold Ashanti, Ltd., ADR †	433,000	16,341
Barrick Gold Corp.	413,282	12,696
Gold Fields, Ltd., Sponsored ADR	800,000	14,272
Goldcorp, Inc. †	225,000	5,310
Newcrest Mining, Ltd.	400,000	6,716
Newmont Mining Corp.	378,000	16,159
Oil & Gas Extraction (6.8%)
EnCana Corp.	134,600	6,284
Newfield Exploration Co. ‡	115,000	4,432
Patterson-UTI Energy, Inc. †	260,000	6,178
Pioneer Natural Resources Company	140,000	5,477
Pogo Producing Co. †	316,000	12,940
Sasol, Ltd., Sponsored ADR	90,000	2,960
Personal Credit Institutions (1.1%)
Takefuji Corp. (a)	140,000	6,427
Pharmaceuticals (3.0%)
Ono Pharmaceutical Co., Ltd.	112,400	5,008
Sanofi-Aventis	83,000	7,381
Taisho Pharmaceutical Co., Ltd.	230,900	4,430
Telecommunications (3.9%)
Belgacom SA †	150,000	5,841
NTT DoCoMo, Inc.	5,100	7,862
Swisscom AG	26,000	8,631
Total Common Stocks (cost: $159,355)		159,408

	Principal	Value
SHORT-TERM OBLIGATIONS (33.9%)
Repurchase Agreements (33.9%)
Investors Bank & Trust Co. 3.52%, dated 9/29/2006 to be repurchased at $192,376
on 10/02/2006 ■•	192,319	192,319
Total Short-Term Obligations (cost: $192,319)		192,319

	Contracts ö	Value
PURCHASED OPTIONS (2.6%)
Put Options (2.6%)
Russell 2000 Index	22,000	1,189
Put Strike $780.00

1

Expires 10/21/2006
Russell 2000 Index	20,000	1,468
Put Strike $800.00
Expires 12/16/2006
S&P 500 Index	380,000	11,761
Put Strike $1,350.00
Expires 12/16/2006
Total Purchased Options (cost: $21,708)		14,418

SECURITY LENDING COLLATERAL (12.8%)
Debt (11.2%)
Bank Notes (0.4%)
Bank of America
5.30%, due 11/20/2006 *	2,265	2,265
Commercial Paper (1.3%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	453	453
CIESCO LLC-144A
5.29%, due 11/16/2006	453	453
Clipper Receivables Corp.
5.28%, due 10/19/2006	670	670
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	447	447
General Electric Capital Corp.
5.29%, due 11/03/2006	1,103	1,103
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	453	453
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	444	444
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	671	671
5.28%, due 10/26/2006	670	670
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	453	453
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	896	896
Yorktown Capital LLC
5.29%, due 10/18/2006	906	906
Euro Dollar Overnight (1.0%)
Abbey National PLC
5.27%, due 10/03/2006	906	906
BNP Paribas
5.26%, due 10/05/2006	1,133	1,133
Lloyds TSB Bank
5.27%, due 10/02/2006	1,133	1,133
Svenska Handlesbanken
5.35%, due 10/02/2006	1,172	1,172
UBS AG
5.31%, due 10/02/2006	1,586	1,586
Euro Dollar Terms (4.7%)
Bank of Nova Scotia
5.28%, due 10/11/2006	1,359	1,359
Barclays
5.31%, due 10/20/2006	1,133	1,133
5.30%, due 11/03/2006	1,359	1,359
5.31%, due 11/21/2006	2,039	2,039
Branch Banker &Trust
5.27%, due 10/10/2006	2,039	2,039
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	680	680
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	2,265	2,265

2

Fortis Bank
5.30%, due 11/20/2006	2,719	2,719
Harris NA
5.28%, due 11/22/2006	2,265	2,265
Royal Bank of Canada
5.30%, due 10/27/2006	1,133	1,133
5.30%, due 11/17/2006	453	453
Royal Bank of Scotland
5.30%, due 10/27/2006	2,945	2,945
Societe Generale
5.28%, due 11/01/2006	2,265	2,265
Toronto Dominion Bank
5.27%, due 10/12/2006	1,133	1,133
UBS AG
5.30%, due 10/27/2006	2,265	2,265
Wells Fargo
5.27%, due 10/17/2006	453	453
Repurchase Agreements (3.8%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $746 on 10/02/2006	745	745
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $12,472 on 10/02/2006	12,466	12,466
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $1,477 on 10/02/2006	1,477	1,477
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $4,271 on 10/02/2006	4,269	4,269
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $2,313 on 10/02/2006	2,312	2,312

	Shares	Value
Investment Companies (1.6%)
American Beacon Fund
1-day yield of 5.27%	66,161	66
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	3,699,039	3,699
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	4,944,553	4,945
Total Security Lending Collateral (cost: $72,298)		72,298

Total Investment Securities (cost: $645,099) #		$637,330

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $70,177.
‡	Non-income producing.
(a)	Passive Foreign Investment Company.
■

At September 30, 2006, repurchase agreements excluding collateral for securities on loan are collateralized by U.S. Government Agency Obligations with interest rates and maturity dates ranging from 5.61%-10.00% and 05/25/2014-08/15/2036, respectively, and with a market value plus accrued interest of $201,936.

3

*	Floating or variable rate note. Rate is listed as of September 30, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $21,980, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
ö	Contract amounts are not in thousands.
•

Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund and provides various administrative services on behalf of the Funds.

#

Aggregate cost for Federal income tax purposes is $645,099. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $5,517 and $13,286, respectively. Net unrealized depreciation for tax purposes is $7,769.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $4,940 or 0.9% of the net assets of the Fund.

ADR	American Depositary Receipt
SEK	Swedish Krona
ZAR	South Africa Rand

4

Great Companies - America SM

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.1%)
Aerospace (3.0%)
United Technologies Corp.	95,000	$6,018
Air Transportation (1.6%)
FedEx Corp.	29,000	3,152
Amusement & Recreation Services (2.1%)
Disney (Walt) Co. (The)	133,640	4,131
Apparel & Accessory Stores (1.9%)
Nordstrom, Inc.	89,000	3,765
Automotive (1.1%)
PACCAR, Inc.	37,500	2,138
Beverages (4.5%)
PepsiCo, Inc.	137,942	9,002
Chemicals & Allied Products (2.3%)
Procter & Gamble Co.	74,000	4,587
Commercial Banks (3.1%)
JP Morgan Chase & Co.	131,000	6,152
Communications Equipment (5.0%)
Corning, Inc. ‡	196,000	4,784
QUALCOMM, Inc.	140,500	5,107
Computer & Data Processing Services (5.4%)
Google, Inc.-Class A ‡	10,500	4,220
Intuit, Inc. ‡	67,000	2,150
Microsoft Corp.	165,000	4,509
Computer & Office Equipment (5.7%)
Apple Computer, Inc. ‡	87,500	6,740
Sandisk Corp. ‡	87,500	4,685
Drug Stores & Proprietary Stores (1.9%)
Walgreen Co.	85,500	3,795
Electronic & Other Electric Equipment (5.8%)
Emerson Electric Co.	62,000	5,199
General Electric Co.	180,000	6,354
Electronic Components & Accessories (2.6%)
Intel Corp.	250,000	5,142
Engineering & Management Services (1.4%)
Jacobs Engineering Group, Inc. ‡	36,500	2,728
Food Stores (1.7%)
Whole Foods Market, Inc.	58,500	3,477
Hotels & Other Lodging Places (3.3%)
Las Vegas Sands Corp. ‡	33,000	2,256
Marriott International, Inc.-Class A	113,000	4,366
Industrial Machinery & Equipment (1.9%)
Caterpillar, Inc.	57,000	3,751
Insurance (2.0%)
WellPoint, Inc. ‡	53,000	4,084
Leather & Leather Products (1.6%)
Coach, Inc. ‡	96,000	3,302
Life Insurance (3.0%)
Prudential Financial, Inc.	78,000	5,947
Medical Instruments & Supplies (1.0%)
Zimmer Holdings, Inc. ‡	30,500	2,059
Motor Vehicles, Parts & Supplies (0.9%)
BorgWarner, Inc.	32,000	1,829
Oil & Gas Extraction (4.7%)
Anadarko Petroleum Corp.	86,500	3,791
Schlumberger, Ltd.	89,000	5,521
Petroleum Refining (1.3%)
Suncor Energy, Inc.	36,500	2,630
Pharmaceuticals (6.9%)
Allergan, Inc.	37,500	4,223
Amgen, Inc. ‡	71,000	5,079
Wyeth	90,004	4,576
Printing & Publishing (2.0%)
McGraw-Hill Cos., Inc. (The)	70,000	4,062

1

Restaurants (2.1%)
Starbucks Corp. ‡	121,000	4,120
Security & Commodity Brokers (13.6%)
American Express Co.	114,000	6,393
Ameriprise Financial, Inc.	89,000	4,174
Chicago Mercantile Exchange	8,800	4,209
Goldman Sachs Group, Inc. (The)	27,696	4,685
T. Rowe Price Group, Inc. †	162,000	7,752
Telecommunications (4.0%)
Sprint Nextel Corp.	200,000	3,430
Verizon Communications, Inc.	121,000	4,493
Transportation & Public Utilities (1.7%)
Expeditors International of Washington, Inc.	75,000	3,343
Total Common Stocks (cost: $182,640)		197,910

	Principal	Value
SECURITY LENDING COLLATERAL (1.0%)
Debt (0.9%)
Bank Notes (0.0%)
Bank of America
5.30%, due 11/20/2006 *	59	59
Commercial Paper (0.1%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	12	12
CIESCO LLC-144A
5.29%, due 11/16/2006	12	12
Clipper Receivables Corp.
5.28%, due 10/19/2006	17	17
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	12	12
General Electric Capital Corp.
5.29%, due 11/03/2006	29	29
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	12	12
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	12	12
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	18	18
5.28%, due 10/26/2006	18	18
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	12	12
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	23	23
Yorktown Capital LLC
5.29%, due 10/18/2006	24	24
Euro Dollar Overnight (0.1%)
Abbey National PLC
5.27%, due 10/03/2006	24	24
BNP Paribas
5.26%, due 10/05/2006	30	30
Lloyds TSB Bank
5.27%, due 10/02/2006	30	30
Svenska Handlesbanken
5.35%, due 10/02/2006	31	31
UBS AG
5.31%, due 10/02/2006	42	42
Euro Dollar Terms (0.4%)
Bank of Nova Scotia
5.28%, due 10/11/2006	36	36
Barclays
5.31%, due 10/20/2006	30	30
5.30%, due 11/03/2006	36	36

2

5.31%, due 11/21/2006	54	54
Branch Banker &Trust
5.27%, due 10/10/2006	54	54
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	18	18
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	59	59
Fortis Bank
5.30%, due 11/20/2006	71	71
Harris NA
5.28%, due 11/22/2006	59	59
Royal Bank of Canada
5.30%, due 10/27/2006	30	30
5.30%, due 11/17/2006	12	12
Royal Bank of Scotland
5.30%, due 10/27/2006	77	77
Societe Generale
5.28%, due 11/01/2006	59	59
Toronto Dominion Bank
5.27%, due 10/12/2006	30	30
UBS AG
5.30%, due 10/27/2006	59	59
Wells Fargo
5.27%, due 10/17/2006	12	12
Repurchase Agreements (0.3%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $20 on 10/02/2006	19	19
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $328 on 10/02/2006	328	328
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $39 on 10/02/2006	39	39
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $112 on 10/02/2006	112	112
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $61 on 10/02/2006	61	61

	Shares	Value
Investment Companies (0.1%)
American Beacon Fund
1-day yield of 5.27%	1,740	2
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	97,273	97
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	130,026	130
Total Security Lending Collateral (cost: $1,901)		1,901

Total Investment Securities (cost: $184,541) #		$199,811

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $1,851.

3

*	Floating or variable rate note. Rate is listed as of September 30, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $578, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $184,545. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $20,557 and $5,291, respectively. Net unrealized appreciation for tax purposes is $15,266.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $131 or 0.1% of the net assets of the Fund.

4

Great Companies - Technology SM

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.6%)
Business Services (4.5%)
Akamai Technologies, Inc. ‡	122,000	$6,099
Communication (2.8%)
American Tower Corp.-Class A ‡	104,000	3,796
Communications Equipment (14.6%)
Corning, Inc. ‡	216,000	5,273
Motorola, Inc.	140,000	3,500
Network Appliance, Inc. ‡	93,000	3,442
Nokia Corp., ADR †	154,000	3,032
QUALCOMM, Inc.	124,160	4,513
Computer & Data Processing Services (23.5%)
Adobe Systems, Inc. ‡	84,000	3,146
Autodesk, Inc. ‡	73,000	2,539
Cerner Corp. ‡ †	52,000	2,361
Digital Insight Corp. ‡	54,500	1,598
Electronic Arts, Inc. ‡	58,000	3,229
F5 Networks, Inc. ‡	52,000	2,793
Google, Inc.-Class A ‡	6,600	2,653
Juniper Networks, Inc. ‡	178,000	3,076
Microsoft Corp.	213,600	5,838
NAVTEQ Corp. ‡ †	72,000	1,880
Yahoo!, Inc. ‡	105,000	2,654
Computer & Office Equipment (14.5%)
Apple Computer, Inc. ‡	67,250	5,180
EMC Corp. ‡	307,200	3,680
Logitech International SA, ADR ‡	157,700	3,432
Nuance Communications, Inc. ‡ †	356,000	2,908
Sandisk Corp. ‡	82,500	4,417
Electronic Components & Accessories (12.0%)
ATI Technologies, Inc. ‡	184,000	3,947
Cypress Semiconductor Corp. ‡ †	176,000	3,127
Dolby Laboratories, Inc.-Class A ‡	74,000	1,469
Intel Corp.	153,576	3,159
Linear Technology Corp. †	85,100	2,648
Microchip Technology, Inc.	59,300	1,922
Entertainment (2.1%)
International Game Technology	67,500	2,801
Industrial Machinery & Equipment (2.2%)
Applied Materials, Inc. †	170,500	3,023
Instruments & Related Products (5.5%)
Formfactor, Inc. ‡ †	83,000	3,497
Sirf Technology Holdings, Inc. ‡ †	109,000	2,615
Trimble Navigation, Ltd. ‡	27,075	1,275
Manufacturing Industries (2.7%)
Shuffle Master, Inc. ‡ †	134,170	3,624
Medical Instruments & Supplies (1.5%)
NuVasive, Inc. ‡ †	100,300	2,017
Motion Pictures (2.1%)
Macrovision Corp. ‡	122,100	2,893
Oil & Gas Extraction (1.3%)
Schlumberger, Ltd.	29,000	1,799
Pharmaceuticals (5.2%)
Allergan, Inc.	23,200	2,613
Genzyme Corp. ‡	66,677	4,499
Telecommunications (2.1%)
NeuStar, Inc.-Class A ‡ †	104,980	2,913
Total Common Stocks (cost: $124,256)		130,880

1

	Principal	Value
SECURITY LENDING COLLATERAL (22.9%)
Debt (20.1%)
Bank Notes (0.7%)
Bank of America
5.30%, due 11/20/2006 *	972	972
Commercial Paper (2.4%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	194	194
CIESCO LLC-144A
5.29%, due 11/16/2006	194	194
Clipper Receivables Corp.
5.28%, due 10/19/2006	287	287
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	192	192
General Electric Capital Corp.
5.29%, due 11/03/2006	473	473
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	194	194
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	190	190
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	288	288
5.28%, due 10/26/2006	287	287
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	194	194
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	384	384
Yorktown Capital LLC
5.29%, due 10/18/2006	389	389
Euro Dollar Overnight (1.9%)
Abbey National PLC
5.27%, due 10/03/2006	389	389
BNP Paribas
5.26%, due 10/05/2006	486	486
Lloyds TSB Bank
5.27%, due 10/02/2006	486	486
Svenska Handlesbanken
5.35%, due 10/02/2006	503	503
UBS AG
5.31%, due 10/02/2006	680	680
Euro Dollar Terms (8.4%)
Bank of Nova Scotia
5.28%, due 10/11/2006	583	583
Barclays
5.31%, due 10/20/2006	486	486
5.30%, due 11/03/2006	583	583
5.31%, due 11/21/2006	875	875
Branch Banker &Trust
5.27%, due 10/10/2006	875	875
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	292	292
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	972	972
Fortis Bank
5.30%, due 11/20/2006	1,166	1,166
Harris NA
5.28%, due 11/22/2006	972	972
Royal Bank of Canada
5.30%, due 10/27/2006	486	486
5.30%, due 11/17/2006	194	194
Royal Bank of Scotland
5.30%, due 10/27/2006	1,263	1,263
Societe Generale
5.28%, due 11/01/2006	972	972

2

Toronto Dominion Bank
5.27%, due 10/12/2006	486	486
UBS AG
5.30%, due 10/27/2006	972	972
Wells Fargo
5.27%, due 10/17/2006	194	194
Repurchase Agreements (6.7%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $320 on 10/02/2006	320	320
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $5,350 on 10/02/2006	5,348	5,348
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $634 on 10/02/2006	633	633
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $1,832 on 10/02/2006	1,831	1,831
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $992 on 10/02/2006	992	992

	Shares	Value
Investment Companies (2.8%)
American Beacon Fund
1-day yield of 5.27%	28,381	28
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	1,586,755	1,587
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	2,121,036	2,121
Total Security Lending Collateral (cost: $31,013)		31,013

Total Investment Securities (cost: $155,269) #		$161,893

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $29,547.
*	Floating or variable rate note. Rate is listed as of September 30, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $9,428, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $155,328. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $13,559 and $6,994, respectively. Net unrealized appreciation for tax purposes is $6,565.

3

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $2,117 or 1.6% of the net assets of the Fund.

ADR	American Depositary Receipt

4

International Moderate Growth Fund

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.1%)
Fixed-Income (30.2%)
PIMCO Total Return, Initial Class F	514,359	$5,591
TA IDEX PIMCO Real Return TIPS, Class I @	162,176	1,641
TA IDEX Transamerica Short-Term Bond, Class I @	100,441	986
Growth Equity (19.7%)
Federated Growth & Income, Initial Class F	353,191	5,376
Specialty- Real Estate (11.3%)
Clarion Global Real Estate Securities, Initial Class F	142,701	3,064
World Equity (38.9%)
TA IDEX AllianceBernstein International Value, Class I @	426,302	5,064
TA IDEX Evergreen International Small Cap, Class I @	115,029	1,783
TA IDEX Marsico International Growth, Class I @	101,131	1,385
TA IDEX Neuberger Berman International, Class I @	158,445	1,797
TA IDEX Oppenheimer Developing Markets, Class I @	53,268	577

Total Investment Companies (cost: $27,428) #		$27,264

NOTES TO SCHEDULE OF INVESTMENTS:

F	This portfolio is part of AEGON/Transamerica Series Trust.
@	This portfolio is part of Transamerica IDEX Mutual Funds.
#

Aggregate cost for Federal income tax purposes is $27,436. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $295 and $467, respectively. Net unrealized depreciation for tax purposes is $172.

1

Janus Growth

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (94.6%)
Amusement & Recreation Services (2.2%)
Harrah’s Entertainment, Inc.	478,775	$31,805
Automotive Dealers (1.0%)
Carmax, Inc. ‡	345,435	14,408
Business Services (3.5%)
Akamai Technologies, Inc. ‡	181,095	9,053
Lamar Advertising Co. ‡	768,270	41,033
Chemicals & Allied Products (4.9%)
Procter & Gamble Co.	536,170	33,232
Reckitt Benckiser PLC	912,531	37,739
Commercial Banks (1.3%)
Commerce Bancorp, Inc. †	518,825	19,046
Communication (1.9%)
Comcast Corp.-Special Class A ‡	740,390	27,254
Communications Equipment (4.1%)
QUALCOMM, Inc.	1,006,435	36,584
Research In Motion, Ltd. ‡	212,635	21,829
Computer & Data Processing Services (12.3%)
Amdocs, Ltd. ‡	927,325	36,722
Ceridian Corp. ‡	969,780	21,684
Google, Inc.-Class A ‡	45,155	18,148
NAVTEQ Corp. ‡ †	841,385	21,969
Yahoo!, Inc. ‡ †	3,084,030	77,964
Computer & Office Equipment (4.6%)
Apple Computer, Inc. ‡ †	635,000	48,914
EMC Corp. ‡	1,484,005	17,778
Electronic & Other Electric Equipment (3.6%)
General Electric Co.	1,451,225	51,228
Electronic Components & Accessories (0.6%)
Advanced Micro Devices, Inc. ‡	332,065	8,252
Food Stores (2.7%)
Safeway, Inc. †	983,880	29,861
Whole Foods Market, Inc.	153,445	9,119
Health Services (2.7%)
Coventry Health Care, Inc. ‡	766,500	39,490
Hotels & Other Lodging Places (2.2%)
Starwood Hotels & Resorts Worldwide, Inc.	553,945	31,680
Instruments & Related Products (0.6%)
Alcon, Inc. †	74,950	8,582
Insurance (4.9%)
UnitedHealth Group, Inc.	1,434,095	70,557
Medical Instruments & Supplies (6.7%)
Synthes, Inc.	427,829	47,425
Varian Medical Systems, Inc. ‡	903,025	48,213
Metal Cans & Shipping Containers (0.5%)
Ball Corp.	192,546	7,788
Mining (1.1%)
Potash Corp. of Saskatchewan	147,525	15,371
Oil & Gas Extraction (1.5%)
Apache Corp. †	123,430	7,801
EnCana Corp. †	289,835	13,532
Personal Credit Institutions (1.9%)
SLM Corp.	532,050	27,656
Petroleum Refining (1.0%)
Valero Energy Corp.	293,265	15,094
Pharmaceuticals (19.4%)
Allergan, Inc.	126,525	14,248
Celgene Corp. ‡ †	1,229,848	53,252
Dade Behring Holdings, Inc.	576,545	23,154
Elan Corp. PLC, ADR ‡ †	514,430	7,912
Genentech, Inc. ‡	201,845	16,693
Gilead Sciences, Inc. ‡	538,395	36,988
Roche Holding AG-Genusschein	543,508	93,709

1

Teva Pharmaceutical Industries, Ltd., ADR	954,125	32,526
Retail Trade (3.3%)
Staples, Inc.	1,928,017	46,909
Security & Commodity Brokers (3.9%)
Chicago Mercantile Exchange	82,040	39,236
Merrill Lynch & Co., Inc. †	206,735	16,171
Wholesale Trade Nondurable Goods (2.2%)
SYSCO Corp.	935,845	31,304
Total Common Stocks (cost: $1,098,931)		1,358,913

	Principal	Value
SECURITY LENDING COLLATERAL (5.9%)
Debt (5.2%)
Bank Notes (0.2%)
Bank of America
5.30%, due 11/20/2006 *	2,661	2,661
Commercial Paper (0.6%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	532	532
CIESCO LLC-144A
5.29%, due 11/16/2006	532	532
Clipper Receivables Corp.
5.28%, due 10/19/2006	787	787
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	526	526
General Electric Capital Corp.
5.29%, due 11/03/2006	1,296	1,296
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	532	532
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	521	521
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	788	788
5.28%, due 10/26/2006	787	787
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	532	532
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	1,052	1,052
Yorktown Capital LLC
5.29%, due 10/18/2006	1,064	1,064
Euro Dollar Overnight (0.5%)
Abbey National PLC
5.27%, due 10/03/2006	1,065	1,065
BNP Paribas
5.26%, due 10/05/2006	1,331	1,331
Lloyds TSB Bank
5.27%, due 10/02/2006	1,331	1,331
Svenska Handlesbanken
5.35%, due 10/02/2006	1,377	1,377
UBS AG
5.31%, due 10/02/2006	1,863	1,863
Euro Dollar Terms (2.2%)
Bank of Nova Scotia
5.28%, due 10/11/2006	1,597	1,597
Barclays
5.31%, due 10/20/2006	1,331	1,331
5.30%, due 11/03/2006	1,597	1,597
5.31%, due 11/21/2006	2,395	2,395
Branch Banker &Trust
5.27%, due 10/10/2006	2,395	2,395
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	798	798

2

Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	2,661	2,661
Fortis Bank
5.30%, due 11/20/2006	3,194	3,194
Harris NA
5.28%, due 11/22/2006	2,661	2,661
Royal Bank of Canada
5.30%, due 10/27/2006	1,331	1,331
5.30%, due 11/17/2006	532	532
Royal Bank of Scotland
5.30%, due 10/27/2006	3,460	3,460
Societe Generale
5.28%, due 11/01/2006	2,661	2,661
Toronto Dominion Bank
5.27%, due 10/12/2006	1,331	1,331
UBS AG
5.30%, due 10/27/2006	2,661	2,661
Wells Fargo
5.27%, due 10/17/2006	532	532
Repurchase Agreements (1.7%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $876 on 10/02/2006	876	876
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $14,651 on 10/02/2006	14,645	14,645
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $1,735 on 10/02/2006	1,735	1,735
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $5,017 on 10/02/2006	5,015	5,015
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $2,718 on 10/02/2006	2,716	2,716

	Shares	Value
Investment Companies (0.7%)
American Beacon Fund
1-day yield of 5.27%	77,724	78
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	4,345,524	4,345
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	5,808,718	5,809
Total Security Lending Collateral (cost: $84,933)		84,933

Total Investment Securities (cost: $1,183,864) #		$1,443,846

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $83,120.
*	Floating or variable rate note. Rate is listed as of September 30, 2006.

3

††

Cash collateral for the Repurchase Agreements, valued at $25,821, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $1,187,101. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $294,328 and $37,583, respectively. Net unrealized appreciation for tax purposes is $256,745.

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated  $5,802 or 0.4% of the net assets of the Fund.

ADR                     American Depositary Receipt

4

Janus Growth

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Swiss Franc	(66,900)	01/11/2007	$(54,949)	$1,078
			$(54,949)	$1,078

Jennison Growth

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.8%)
Aerospace (3.9%)
Boeing Co. (The)	32,900	$2,594
United Technologies Corp.	40,200	2,547
Amusement & Recreation Services (2.4%)
Disney (Walt) Co. (The)	102,700	3,174
Apparel & Accessory Stores (0.8%)
Kohl’s Corp. ‡	15,600	1,013
Beverages (2.7%)
PepsiCo, Inc.	54,400	3,550
Chemicals & Allied Products (2.3%)
Monsanto Co.	7,200	339
Procter & Gamble Co.	43,227	2,679
Communications Equipment (6.7%)
Corning, Inc. ‡	73,700	1,799
Motorola, Inc.	115,400	2,885
Nokia Corp., ADR †	68,000	1,339
QUALCOMM, Inc.	68,400	2,486
Research In Motion, Ltd. ‡	2,600	267
Computer & Data Processing Services (10.6%)
Adobe Systems, Inc. ‡	100,600	3,768
Electronic Arts, Inc. ‡ †	43,500	2,422
Google, Inc.-Class A ‡	10,400	4,180
Microsoft Corp.	71,300	1,949
SAP AG, ADR †	33,200	1,643
Computer & Office Equipment (4.8%)
Apple Computer, Inc. ‡	42,100	3,243
Cisco Systems, Inc. ‡	130,900	3,011
Department Stores (2.3%)
Federated Department Stores, Inc.	70,100	3,029
Electronic & Other Electric Equipment (2.3%)
General Electric Co.	84,000	2,965
Electronic Components & Accessories (4.6%)
Broadcom Corp.-Class A ‡	65,900	1,999
Marvell Technology Group, Ltd. ‡	124,700	2,415
Texas Instruments, Inc.	48,700	1,619
Food Stores (1.9%)
Whole Foods Market, Inc.	42,700	2,538
Furniture & Home Furnishings Stores (0.6%)
Williams-Sonoma, Inc. †	24,000	777
Health Services (1.6%)
Caremark Rx, Inc.	36,100	2,046
Holding & Other Investment Offices (0.9%)
KKR Private Equity Investors, LP (a)	55,700	1,184
Hotels & Other Lodging Places (1.4%)
Marriott International, Inc.-Class A	48,800	1,886
Instruments & Related Products (3.4%)
Agilent Technologies, Inc. ‡	41,800	1,366
Alcon, Inc. †	27,200	3,114
Insurance (5.5%)
American International Group, Inc.	40,700	2,697
UnitedHealth Group, Inc.	34,700	1,707
WellPoint, Inc. ‡	36,600	2,820
Leather & Leather Products (1.8%)
Coach, Inc. ‡	69,700	2,398
Lumber & Other Building Materials (0.5%)
Lowe’s Cos., Inc.	22,600	634
Medical Instruments & Supplies (1.3%)
St. Jude Medical, Inc. ‡	50,000	1,765
Motion Pictures (1.0%)
News Corp., Inc.-Class A	68,100	1,338
Oil & Gas Extraction (3.0%)
Occidental Petroleum Corp.	36,300	1,746
Schlumberger, Ltd.	35,800	2,221

1

Petroleum Refining (1.3%)
Suncor Energy, Inc.	22,800	1,643
Pharmaceuticals (16.1%)
Abbott Laboratories	39,400	1,913
Amgen, Inc. ‡	27,100	1,939
Genentech, Inc. ‡	40,300	3,333
Gilead Sciences, Inc. ‡	50,600	3,476
Novartis AG, ADR	57,500	3,360
Pfizer, Inc.	23,000	652
Roche Holding AG, ADR	41,300	3,560
Sanofi-Aventis, ADR †	36,100	1,605
Wyeth	26,700	1,357
Restaurants (1.2%)
Chipotle Mexican Grill, Inc.-Class A ‡ †	5,100	253
Starbucks Corp. ‡	37,600	1,280
Retail Trade (1.6%)
Target Corp.	38,600	2,133
Rubber & Misc. Plastic Products (1.3%)
NIKE, Inc.-Class B	19,000	1,665
Security & Commodity Brokers (10.5%)
American Express Co.	47,800	2,681
Charles Schwab Corp. (The)	130,900	2,343
Goldman Sachs Group, Inc. (The)	11,000	1,861
Merrill Lynch & Co., Inc.	25,100	1,963
NYSE Group, Inc. ‡ †	21,000	1,570
UBS AG-Registered	57,900	3,434
Telecommunications (1.5%)
NII Holdings, Inc. ‡	32,200	2,002
Total Common Stocks (cost: $115,673)		131,175

	Principal	Value
SECURITY LENDING COLLATERAL (9.8%)
Debt (8.6%)
Bank Notes (0.3%)
Bank of America
5.30%, due 11/20/2006 *	403	403
Commercial Paper (1.0%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	80	80
CIESCO LLC-144A
5.29%, due 11/16/2006	81	81
Clipper Receivables Corp.
5.28%, due 10/19/2006	119	119
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	80	80
General Electric Capital Corp.
5.29%, due 11/03/2006	196	196
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	81	81
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	79	79
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	119	119
5.28%, due 10/26/2006	119	119
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	81	81
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	159	159
Yorktown Capital LLC
5.29%, due 10/18/2006	161	161
Euro Dollar Overnight (0.8%)
Abbey National PLC
5.27%, due 10/03/2006	161	161

2

BNP Paribas
5.26%, due 10/05/2006	201	201
Lloyds TSB Bank
5.27%, due 10/02/2006	201	201
Svenska Handlesbanken
5.35%, due 10/02/2006	208	208
UBS AG
5.31%, due 10/02/2006	282	282
Euro Dollar Terms (3.6%)
Bank of Nova Scotia
5.28%, due 10/11/2006	242	242
Barclays
5.31%, due 10/20/2006	201	201
5.30%, due 11/03/2006	242	242
5.31%, due 11/21/2006	362	362
Branch Banker &Trust
5.27%, due 10/10/2006	362	362
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	121	121
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	403	403
Fortis Bank
5.30%, due 11/20/2006	483	483
Harris NA
5.28%, due 11/22/2006	403	403
Royal Bank of Canada
5.30%, due 10/27/2006	201	201
5.30%, due 11/17/2006	81	81
Royal Bank of Scotland
5.30%, due 10/27/2006	523	523
Societe Generale
5.28%, due 11/01/2006	403	403
Toronto Dominion Bank
5.27%, due 10/12/2006	201	201
UBS AG
5.30%, due 10/27/2006	403	403
Wells Fargo
5.27%, due 10/17/2006	81	81
Repurchase Agreements (2.9%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $133 on 10/02/2006	132	132
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $2,217 on 10/02/2006	2,216	2,216
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $263 on 10/02/2006	262	262
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $759 on 10/02/2006	759	759
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $411 on 10/02/2006	411	411

	Shares	Value
Investment Companies (1.2%)
American Beacon Fund
1-day yield of 5.27%	11,760	12
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	657,492	657

3

Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	878,878	879
Total Security Lending Collateral (cost: $12,851)		12,851

Total Investment Securities (cost: $128,524) #		$144,026

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $12,453.
(a)	Passive Foreign Investment Company.
*	Floating or variable rate note. Rate is listed as of September 30, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $3,907, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $128,648. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $17,984 and $2,606, respectively. Net unrealized appreciation for tax purposes is $15,378.

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated  $879 or 0.7% of the net assets of the Fund.

ADR                     American Depositary Receipt

4

J.P. Morgan Enhanced Index

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (0.1%)
U.S. Treasury Note
3.38%, due 02/28/2007 Ω	$160	$159
Total U.S. Government Obligations (cost: $159)		159

	Shares	Value
COMMON STOCKS (99.1%)
Aerospace (2.1%)
Goodrich Corp.	16,500	669
Northrop Grumman Corp.	20,200	1,375
Textron, Inc.	600	52
United Technologies Corp.	28,500	1,805
Air Transportation (0.0%)
FedEx Corp.	700	76
Apparel & Accessory Stores (1.1%)
Abercrombie & Fitch Co.-Class A	8,500	591
Kohl’s Corp. ‡	21,300	1,383
Automotive (0.1%)
Advance Auto Parts, Inc.	3,400	112
Beverages (1.4%)
Coca-Cola Co. (The)	44,700	1,997
Coca-Cola Enterprises, Inc.	31,900	664
Business Credit Institutions (1.2%)
CIT Group, Inc.	33,900	1,649
Freddie Mac	8,500	564
Business Services (0.5%)
eBay, Inc. ‡	33,000	936
Fannie Mae	300	17
Chemicals & Allied Products (4.5%)
Air Products & Chemicals, Inc.	6,600	438
Dow Chemical Co. (The)	33,700	1,314
Praxair, Inc.	25,800	1,526
Procter & Gamble Co.	78,400	4,859
Rohm & Haas Co.	6,000	284
Commercial Banks (10.8%)
Associated Banc-Corp.	5,700	185
Bank of America Corp.	104,000	5,571
Bank of New York Co., Inc. (The)	2,000	71
BB&T Corp.	400	17
Citigroup, Inc.	108,900	5,409
Comerica, Inc.	19,700	1,121
First Horizon National Corp.	400	15
Marshall & IIsley Corp.	13,100	631
Mellon Financial Corp.	1,300	51
State Street Corp.	17,500	1,092
TCF Financial Corp.	20,700	544
US Bancorp	66,800	2,219
Wells Fargo & Co.	85,100	3,079
Communication (0.2%)
Comcast Corp.-Class A ‡	5,200	192
EchoStar Communications Corp.-Class A ‡	3,200	105
Communications Equipment (3.5%)
Corning, Inc. ‡	86,800	2,119
Motorola, Inc.	59,300	1,482
QUALCOMM, Inc.	72,300	2,628
Tellabs, Inc. ‡	24,500	269
Computer & Data Processing Services (4.5%)
Google, Inc.-Class A ‡	2,000	804
Juniper Networks, Inc. ‡	21,800	377
Microsoft Corp.	160,400	4,384
NCR Corp. ‡	500	20
Oracle Corp. ‡	124,300	2,205
Sun Microsystems, Inc. ‡	85,300	424
Yahoo!, Inc. ‡	8,000	202

1

Computer & Office Equipment (3.9%)
Apple Computer, Inc. ‡	3,900	300
Cisco Systems, Inc. ‡	105,900	2,436
EMC Corp. ‡	3,300	40
Hewlett-Packard Co.	46,000	1,688
International Business Machines Corp.	32,800	2,688
Seagate Technology, Inc. - Escrow Shares ‡ ™	8,700	-	☐
Construction (0.2%)
Centex Corp. †	6,000	316
Department Stores (0.7%)
Federated Department Stores, Inc.	3,800	164
JC Penney Co., Inc.	16,600	1,135
Diversified (0.7%)
Honeywell International, Inc.	33,100	1,354
Drug Stores & Proprietary Stores (0.5%)
CVS Corp.	29,300	941
Electric Services (3.7%)
American Electric Power Co., Inc.	16,600	604
CMS Energy Corp. ‡	36,800	531
Duke Energy Corp.	38,500	1,163
Edison International	42,200	1,757
FPL Group, Inc.	2,400	108
Northeast Utilities †	25,900	603
Pinnacle West Capital Corp.	3,000	135
SCANA Corp.	6,200	250
Sierra Pacific Resources ‡	39,900	572
TXU Corp.	1,000	63
Xcel Energy, Inc.	51,300	1,059
Electric, Gas & Sanitary Services (0.0%)
Wisconsin Energy Corp.	1,100	47
Electronic & Other Electric Equipment (3.9%)
General Electric Co.	203,800	7,194
Electronic Components & Accessories (2.0%)
Altera Corp. ‡	18,500	340
Broadcom Corp.-Class A ‡	24,900	755
Intel Corp.	12,000	247
Intersil Corp.-Class A	9,200	226
Linear Technology Corp. †	15,400	479
Maxim Integrated Products, Inc.	1,400	39
PMC-Sierra, Inc. ‡ †	10,100	60
Texas Instruments, Inc.	1,500	50
Tyco International, Ltd.	13,100	367
Xilinx, Inc.	54,400	1,194
Fabricated Metal Products (0.0%)
Fortune Brands, Inc.	500	38
Food & Kindred Products (2.9%)
Altria Group, Inc.	55,800	4,271
Kellogg Co.	2,700	134
Kraft Foods, Inc.-Class A †	28,600	1,020
Food Stores (0.4%)
Safeway, Inc.	26,700	810
Furniture & Fixtures (0.7%)
Johnson Controls, Inc.	17,500	1,255
Holding & Other Investment Offices (1.1%)
Apartment Investment & Management Co. REIT-Class A †	11,700	637
Hospitality Properties Trust REIT	5,800	274
Host Hotels & Resorts, Inc. REIT	33,600	770
Taubman Centers, Inc. REIT	7,400	329
Hotels & Other Lodging Places (0.3%)
Hilton Hotels Corp.	3,900	109
Starwood Hotels & Resorts Worldwide, Inc.	6,600	377
Industrial Machinery & Equipment (1.6%)
Baker Hughes, Inc.	4,700	321
Deere & Co.	6,200	520
Eaton Corp.	16,900	1,164

2

Illinois Tool Works, Inc.	8,900	400
Ingersoll-Rand Co.-Class A †	15,200	577
Instruments & Related Products (0.4%)
Danaher Corp.	10,100	694
KLA-Tencor Corp.	2,000	89
Raytheon Co.	300	14
Rockwell Automation, Inc.	700	41
Insurance (5.0%)
Aetna, Inc.	19,600	775
Allstate Corp. (The)	3,000	188
AMBAC Financial Group, Inc.	22,700	1,878
American International Group, Inc.	10,700	709
Assurant, Inc. †	9,400	502
Chubb Corp.	4,800	249
Cigna Corp.	3,600	419
MBIA, Inc. †	27,500	1,690
MGIC Investment Corp.	700	42
UnitedHealth Group, Inc.	11,700	576
WellPoint, Inc. ‡	28,400	2,188
Insurance Agents, Brokers & Service (0.8%)
Hartford Financial Services Group, Inc. (The)	18,200	1,579
Leather & Leather Products (0.4%)
Coach, Inc. ‡	22,600	777
Life Insurance (1.1%)
Genworth Financial, Inc.-Class A	39,900	1,397
Lincoln National Corp.	1,000	62
Protective Life Corp.	6,800	311
Prudential Financial, Inc.	2,500	191
Lumber & Other Building Materials (0.4%)
Home Depot, Inc. (The)	5,200	189
Lowe’s Cos., Inc.	17,200	483
Lumber & Wood Products (0.3%)
Weyerhaeuser Co.	7,700	474
Medical Instruments & Supplies (1.1%)
Baxter International, Inc.	41,000	1,864
Becton Dickinson & Co.	100	7
Boston Scientific Corp. ‡	7,800	115
Medtronic, Inc.	1,000	46
Zimmer Holdings, Inc. ‡	100	7
Mortgage Bankers & Brokers (0.4%)
Countrywide Financial Corp.	21,100	739
Motion Pictures (0.5%)
News Corp., Inc.-Class A	45,300	890
Oil & Gas Extraction (2.7%)
Anadarko Petroleum Corp.	9,900	434
BJ Services Co.	9,500	286
Chesapeake Energy Corp. †	8,800	255
Devon Energy Corp.	10,400	657
EOG Resources, Inc.	7,300	475
Halliburton Co.	18,000	512
Noble Corp.	400	26
Occidental Petroleum Corp.	5,300	255
Schlumberger, Ltd.	18,700	1,160
Weatherford International, Ltd. ‡	12,600	526
XTO Energy, Inc.	9,900	417
Personal Credit Institutions (0.0%)
Capital One Financial Corp.	100	8
Petroleum Refining (6.1%)
Chevron Corp.	31,600	2,050
ConocoPhillips	44,700	2,661
Exxon Mobil Corp.	80,900	5,428
Marathon Oil Corp.	11,900	915
Valero Energy Corp.	3,500	180
Pharmaceuticals (9.5%)
Abbott Laboratories	56,900	2,763

3

Amgen, Inc. ‡	43,900	3,140
Bristol-Myers Squibb Co.	1,300	32
Johnson & Johnson	16,300	1,059
Lilly (Eli) & Co.	9,900	564
McKesson Corp.	13,200	696
Medco Health Solutions, Inc. ‡	8,800	529
MedImmune, Inc. ‡ †	7,500	219
Merck & Co., Inc.	40,300	1,689
OSI Pharmaceuticals, Inc. ‡ †	600	22
Pfizer, Inc.	46,700	1,324
Schering-Plough Corp.	95,800	2,116
Sepracor, Inc. ‡ †	14,800	717
Vertex Pharmaceuticals, Inc. ‡ †	4,400	148
Wyeth	50,600	2,572
Primary Metal Industries (0.9%)
Alcoa, Inc.	31,000	869
United States Steel Corp.	15,200	877
Printing & Publishing (2.4%)
CBS Corp.-Class B	44,400	1,251
Gannett Co., Inc. †	36,800	2,091
New York Times Co.-Class A †	2,900	67
Scripps (E.W.) Co. (The)	22,400	1,074
Radio & Television Broadcasting (0.9%)
Viacom, Inc.-Class B ‡	44,100	1,640
Radio, Television & Computer Stores (0.3%)
Best Buy Co., Inc. †	12,100	648
Railroads (2.0%)
Burlington Northern Santa Fe Corp.	3,800	279
CSX Corp.	46,200	1,517
Norfolk Southern Corp.	41,600	1,832
Residential Building Construction (0.3%)
DR Horton, Inc.	500	12
Lennar Corp.-Class A	1,700	77
Toll Brothers, Inc. ‡ †	17,800	500
Restaurants (0.1%)
McDonald’s Corp.	3,300	129
Retail Trade (2.0%)
Family Dollar Stores, Inc.	3,200	94
Staples, Inc.	42,500	1,034
Target Corp.	30,000	1,657
Wal-Mart Stores, Inc.	17,900	883
Rubber & Misc. Plastic Products (0.4%)
NIKE, Inc.-Class B	9,400	824
Savings Institutions (0.3%)
New York Community Bancorp, Inc. †	9,400	154
Washington Mutual, Inc.	9,300	404
Security & Commodity Brokers (3.7%)
American Express Co.	27,100	1,520
Ameritrade Holding Corp.	1,000	19
Franklin Resources, Inc.	5,800	613
Goldman Sachs Group, Inc. (The)	9,500	1,607
Merrill Lynch & Co., Inc.	1,100	86
Morgan Stanley	42,400	3,091
Telecommunications (3.4%)
AT&T, Inc.	66,900	2,178
Sprint Nextel Corp. †	57,800	991
Verizon Communications, Inc.	84,300	3,130
Textile Mill Products (0.1%)
Mohawk Industries, Inc. ‡ †	3,800	283
Transportation & Public Utilities (0.0%)
Expedia, Inc. ‡	700	11
Warehouse (0.1%)
Prologis REIT	1,900	108
Water Transportation (0.5%)
Carnival Corp. †	19,100	898

4

Wholesale Trade Nondurable Goods (0.5%)
SUPERVALU, Inc.	2,900	86
SYSCO Corp.	23,400	783
Total Common Stocks (cost: $160,804)		183,775

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.4%)
U.S. Treasury Bill
4.76%, due 12/28/2006	672	664
Total Short-Term U.S. Government Obligations (cost: $664)		664

SECURITY LENDING COLLATERAL (5.2%)
Debt (4.6%)
Bank Notes (0.2%)
Bank of America
5.30%, due 11/20/2006 *	305	305
Commercial Paper (0.6%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	61	61
CIESCO LLC-144A
5.29%, due 11/16/2006	61	61
Clipper Receivables Corp.
5.28%, due 10/19/2006	90	90
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	60	60
General Electric Capital Corp.
5.29%, due 11/03/2006	149	149
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	61	61
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	60	60
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	90	90
5.28%, due 10/26/2006	90	90
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	61	61
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	121	121
Yorktown Capital LLC
5.29%, due 10/18/2006	122	122
Euro Dollar Overnight (0.4%)
Abbey National PLC
5.27%, due 10/03/2006	122	122
BNP Paribas
5.26%, due 10/05/2006	153	153
Lloyds TSB Bank
5.27%, due 10/02/2006	153	153
Svenska Handlesbanken
5.35%, due 10/02/2006	158	158
UBS AG
5.31%, due 10/02/2006	214	214
Euro Dollar Terms (1.9%)
Bank of Nova Scotia
5.28%, due 10/11/2006	183	183
Barclays
5.31%, due 10/20/2006	153	153
5.30%, due 11/03/2006	183	183
5.31%, due 11/21/2006	275	275
Branch Banker &Trust
5.27%, due 10/10/2006	275	275
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	92	92

5

Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	305	305
Fortis Bank
5.30%, due 11/20/2006	367	367
Harris NA
5.28%, due 11/22/2006	305	305
Royal Bank of Canada
5.30%, due 10/27/2006	153	153
5.30%, due 11/17/2006	61	61
Royal Bank of Scotland
5.30%, due 10/27/2006	397	397
Societe Generale
5.28%, due 11/01/2006	306	306
Toronto Dominion Bank
5.27%, due 10/12/2006	153	153
UBS AG
5.30%, due 10/27/2006	306	306
Wells Fargo
5.27%, due 10/17/2006	61	61
Repurchase Agreements (1.5%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $101 on 10/02/2006	101	101
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $1,682 on 10/02/2006	1,681	1,681
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $199 on 10/02/2006	199	199
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $576 on 10/02/2006	576	576
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $312 on 10/02/2006	312	312

	Shares	Value
Investment Companies (0.6%)
American Beacon Fund
1-day yield of 5.27%	8,922	9
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	498,848	499
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	666,816	667
Total Security Lending Collateral (cost: $9,750)		9,750

Total Investment Securities (cost: $171,377) #		$194,348

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $9,440.
*	Floating or variable rate note. Rate is listed as of September 30, 2006.

6

††

Cash collateral for the Repurchase Agreements, valued at $2,964, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
☐	Value is less than $1.
™	Securities valued as determined in good faith in accordance with procedures established by AEGON/Transamerica Series Trust’s Board of Trustees.
Ω

At September 30, 2006, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at September 30, 2006 is $159.

#

Aggregate cost for Federal income tax purposes is $173,933. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $23,873 and $3,458, respectively. Net unrealized appreciation for tax purposes is $20,415.

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated  $665 or 0.4% of the net assets of the Fund.

REIT                     Real Estate Investment Trust

7

J.P. Morgan Enhanced Index

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts in thousands)

(unaudited)

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts	Date	Amount	(Depreciation)
S&P 500 Index	5	12/14/2006	$1,682	$29
			$1,682	$29

8

J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.5%)
Apparel & Accessory Stores (1.1%)
Limited Brands, Inc. †	145,500	$3,854
Apparel Products (3.2%)
Columbia Sportswear Co. † ‡	47,700	2,663
V.F. Corp.	111,500	8,134
Automotive (2.0%)
Genuine Parts Co.	122,700	5,292
Harsco Corp.	18,700	1,452
Automotive Dealers (2.3%)
AutoNation, Inc. ‡	119,319	2,494
AutoZone, Inc. † ‡	52,200	5,392
Beverages (1.9%)
Brown-Forman Corp.-Class B	19,400	1,487
Constellation Brands, Inc.-Class A † ‡	173,000	4,979
Business Services (1.7%)
Clear Channel Communications, Inc.	142,900	4,123
Clear Channel Outdoor Holdings, Inc.-Class A ‡	84,600	1,726
Chemicals & Allied Products (4.5%)
Albemarle Corp.	69,650	3,784
Clorox Co.	72,800	4,586
Lauder (Estee) Cos., Inc. (The)-Class A †	69,300	2,795
PPG Industries, Inc.	60,800	4,078
Commercial Banks (7.9%)
Cullen/Frost Bankers, Inc.	56,600	3,273
M&T Bank Corp.	46,600	5,590
North Fork Bancorp, Inc.	152,350	4,363
Northern Trust Corp.	46,600	2,723
Synovus Financial Corp.	55,100	1,618
TCF Financial Corp.	98,700	2,595
Wilmington Trust Corp.	82,600	3,680
Zions Bancorp	32,500	2,594
Communication (0.7%)
Cablevision Systems Corp.-Class A	105,800	2,403
Computer & Data Processing Services (2.3%)
Affiliated Computer Services, Inc.-Class A † ‡	57,900	3,003
Interactive Data Corp. ‡	62,000	1,237
NCR Corp. ‡	84,400	3,332
Computer & Office Equipment (0.8%)
Jabil Circuit, Inc.	97,600	2,788
Department Stores (1.4%)
Federated Department Stores, Inc.	29,222	1,263
TJX Cos., Inc. †	121,500	3,406
Electric Services (5.1%)
American Electric Power Co., Inc.	93,600	3,404
Energy East Corp.	98,200	2,329
FirstEnergy Corp.	44,600	2,491
PPL Corp.	82,500	2,714
SCANA Corp.	79,700	3,210
Westar Energy, Inc.	132,800	3,122
Electric, Gas & Sanitary Services (1.9%)
PG&E Corp.	78,300	3,261
Republic Services, Inc.	76,500	3,076
Electrical Goods (1.4%)
Arrow Electronics, Inc. ‡	26,000	713
Carlisle Cos., Inc. †	47,900	4,028
Electronic & Other Electric Equipment (1.3%)
Ametek, Inc.	80,200	3,493
Cooper Industries, Ltd.-Class A	11,700	997
Electronic Components & Accessories (0.6%)
Amphenol Corp.-Class A	34,700	2,149
Fabricated Metal Products (2.5%)
Crane Co.	78,600	3,285
Fortune Brands, Inc.	68,600	5,153

1

Food & Kindred Products (0.6%)
Del Monte Foods Co.	190,500	1,991
Gas Production & Distribution (6.9%)
AGL Resources, Inc.	53,300	1,945
Energen Corp.	84,900	3,555
Kinder Morgan, Inc.	66,000	6,920
Questar Corp.	52,100	4,260
UGI Corp.	112,000	2,738
Williams Cos., Inc. (The)	160,100	3,822
Health Services (5.3%)
Community Health Systems, Inc. ‡	84,300	3,149
Coventry Health Care, Inc. ‡	138,350	7,128
Omnicare, Inc. †	89,900	3,874
Quest Diagnostics, Inc.	58,200	3,560
Holding & Other Investment Offices (3.0%)
istar Financial Inc. REIT	68,400	2,852
Rayonier, Inc.	83,943	3,173
Vornado Realty Trust REIT	38,200	4,164
Hotels & Other Lodging Places (1.2%)
Hilton Hotels Corp.	149,000	4,150
Industrial Machinery & Equipment (1.6%)
American Standard Cos., Inc.	76,700	3,219
Dover Corp.	42,300	2,007
Insurance (8.5%)
Assurant, Inc. †	147,000	7,851
Cincinnati Financial Corp.	91,625	4,403
IPC Holdings, Ltd.	54,700	1,664
MGIC Investment Corp. †	47,800	2,867
Old Republic International Corp.	241,325	5,345
Principal Financial Group	60,800	3,300
SAFECO Corp.	51,600	3,041
Metal Cans & Shipping Containers (1.3%)
Ball Corp.	112,100	4,534
Mining (2.0%)
Vulcan Materials Co.	86,800	6,792
Oil & Gas Extraction (1.9%)
Devon Energy Corp.	102,100	6,448
Paper & Allied Products (0.3%)
MeadWestvaco Corp.	39,359	1,043
Petroleum Refining (1.0%)
Ashland, Inc. †	54,900	3,502
Pharmaceuticals (2.6%)
Henry Schein, Inc. † ‡	50,459	2,530
Sigma-Aldrich Corp. †	64,800	4,903
Warner Chilcott, Ltd.-Class A † ‡	98,900	1,315
Printing & Publishing (1.7%)
McClatchy Co.-Class A †	58,800	2,481
Washington Post-Class B †	4,220	3,110
Railroads (1.0%)
Norfolk Southern Corp.	74,500	3,282
Real Estate (2.2%)
Brookfield Properties Co. †	129,650	4,579
Forest City Enterprises, Inc.-Class A	50,900	2,764
Residential Building Construction (1.0%)
Walter Industries, Inc. †	74,700	3,188
Restaurants (1.8%)
Applebees International, Inc.	142,900	3,074
OSI Restaurant Partners, Inc.	90,600	2,873
Retail Trade (1.5%)
Tiffany & Co.	153,000	5,080
Savings Institutions (1.6%)
Golden West Financial Corp.	42,100	3,252
Webster Financial Corp.	47,700	2,247
Security & Commodity Brokers (1.5%)
E*TRADE Financial Corp. ‡	131,100	3,136
T. Rowe Price Group, Inc.	40,600	1,943

2

Telecommunications (4.6%)
ALLTEL Corp.	73,200	4,063
CenturyTel, Inc.	130,000	5,157
Telephone & Data Systems, Inc. †	75,100	3,068
Windstream Corp.	236,760	3,123
Wholesale Trade Nondurable Goods (1.8%)
Dean Foods Co. ‡	89,300	3,752
SUPERVALU, Inc.	75,700	2,244
Total Common Stocks (cost: $294,285)		328,593

	Principal	Value
SECURITY LENDING COLLATERAL (16.9%)
Debt (14.9%)
Bank Notes (0.5%)
Bank of America
5.30%, due 11/20/2006 *	1,783	1,783
Commercial Paper (1.8%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	356	356
CIESCO LLC-144A
5.29%, due 11/16/2006	357	357
Clipper Receivables Corp.
5.28%, due 10/19/2006	527	527
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	352	352
General Electric Capital Corp.
5.29%, due 11/03/2006	868	868
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	357	357
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	349	349
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	528	528
5.28%, due 10/26/2006	527	527
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	357	357
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	705	705
Yorktown Capital LLC
5.29%, due 10/18/2006	713	713
Euro Dollar Overnight (1.4%)
Abbey National PLC
5.27%, due 10/03/2006	713	713
BNP Paribas
5.26%, due 10/05/2006	891	891
Lloyds TSB Bank
5.27%, due 10/02/2006	891	891
Svenska Handlesbanken
5.35%, due 10/02/2006	922	922
UBS AG
5.31%, due 10/02/2006	1,248	1,248
Euro Dollar Terms (6.2%)
Bank of Nova Scotia
5.28%, due 10/11/2006	1,070	1,070
Barclays
5.31%, due 10/20/2006	891	891
5.30%, due 11/03/2006	1,070	1,070
5.31%, due 11/21/2006	1,604	1,604

3

Branch Banker &Trust
5.27%, due 10/10/2006	1,604	1,604
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	535	535
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	1,783	1,783
Fortis Bank
5.30%, due 11/20/2006	2,139	2,139
Harris NA
5.28%, due 11/22/2006	1,783	1,783
Royal Bank of Canada
5.30%, due 10/27/2006	891	891
5.30%, due 11/17/2006	357	357
Royal Bank of Scotland
5.30%, due 10/27/2006	2,318	2,318
Societe Generale
5.28%, due 11/01/2006	1,783	1,783
Toronto Dominion Bank
5.27%, due 10/12/2006	891	891
UBS AG
5.30%, due 10/27/2006	1,783	1,783
Wells Fargo
5.27%, due 10/17/2006	357	357
Repurchase Agreements (5.0%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $587 on 10/02/2006	587	587
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $9,815 on 10/02/2006	9,810	9,810
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $1,162 on 10/02/2006	1,162	1,162
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $3,361 on 10/02/2006	3,360	3,360
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $1,821 on 10/02/2006	1,820	1,820

	Shares	Value
Investment Companies (2.0%)
American Beacon Fund
1-day yield of 5.27%	52,066	52
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	2,911,015	2,911
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	3,891,192	3,891
Total Security Lending Collateral (cost: $56,896)		56,896

Total Investment Securities (cost: $351,181) #		$385,489

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $55,211.
‡	Non-income producing.
*	Floating or variable rate note. Rate is listed as of September 30, 2006.

4

††

Cash collateral for the Repurchase Agreements, valued at $17,297, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $352,197. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $38,832 and $5,540, respectively. Net unrealized appreciation for tax purposes is $33,292.

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated  $3,888 or 1.2% of the net assets of the Fund.

REIT                     Real Estate Investment Trust

5

Marsico Growth

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (93.4%)
Aerospace (6.8%)
General Dynamics Corp.	82,206	$5,892
Lockheed Martin Corp.	45,603	3,925
United Technologies Corp.	51,273	3,248
Air Transportation (4.0%)
FedEx Corp.	70,233	7,633
Amusement & Recreation Services (0.8%)
Station Casinos, Inc. †	25,044	1,448
Automotive (1.6%)
Toyota Motor Corp., ADR †	28,036	3,053
Beer, Wine & Distilled Beverages (0.9%)
Heineken NV, ADR	76,737	1,753
Beverages (0.5%)
PepsiCo, Inc.	14,391	939
Chemicals & Allied Products (6.9%)
Air Products & Chemicals, Inc.	4,297	285
Monsanto Co.	67,373	3,167
Praxair, Inc.	8,552	506
Procter & Gamble Co.	148,876	9,227
Commercial Banks (2.3%)
Wells Fargo & Co.	121,561	4,398
Communication (4.2%)
Comcast Corp.-Class A ‡	217,241	8,005
Communications Equipment (1.2%)
Motorola, Inc.	87,370	2,184
Computer & Office Equipment (1.5%)
Cisco Systems, Inc. ‡	127,456	2,932
Construction (1.1%)
KB Home †	48,903	2,142
Electronic Components & Accessories (1.1%)
Texas Instruments, Inc.	63,463	2,110
Food & Kindred Products (1.6%)
Archer-Daniels-Midland Co.	82,064	3,109
Health Services (0.6%)
Quest Diagnostics, Inc.	18,964	1,160
Hotels & Other Lodging Places (5.6%)
Las Vegas Sands Corp. ‡	60,548	4,139
MGM Mirage, Inc. † ‡	122,928	4,855
Wynn Resorts, Ltd. † ‡	24,319	1,654
Industrial Machinery & Equipment (1.9%)
Caterpillar, Inc.	54,935	3,615
Insurance (7.6%)
Progressive Corp. (The)	76,600	1,880
UnitedHealth Group, Inc.	256,436	12,617
Life Insurance (0.8%)
Genworth Financial, Inc.-Class A	45,173	1,582
Lumber & Other Building Materials (2.5%)
Lowe’s Cos., Inc.	171,392	4,809
Mining (0.9%)
Peabody Energy Corp.	47,287	1,739
Oil & Gas Extraction (2.5%)
Halliburton Co.	20,999	597
Schlumberger, Ltd.	68,132	4,226
Pharmaceuticals (9.5%)
Abbott Laboratories	51,510	2,501
Amylin Pharmaceuticals, Inc. † ‡	68,955	3,039
Genentech, Inc. ‡	118,916	9,834
Genzyme Corp. ‡	40,767	2,751
Railroads (5.9%)
Burlington Northern Santa Fe Corp.	91,124	6,692
Union Pacific Corp.	52,982	4,662
Real Estate (0.8%)
CB Richard Ellis Group, Inc.-Class A ‡	10,268	253

1

St. Joe Co. (The) †	23,209	1,274
Residential Building Construction (1.2%)
Lennar Corp.-Class A †	48,697	2,204
Restaurants (3.9%)
Starbucks Corp. ‡	91,019	3,099
Yum! Brands, Inc.	83,235	4,332
Retail Trade (1.5%)
Target Corp.	52,442	2,897
Security & Commodity Brokers (12.0%)
Goldman Sachs Group, Inc. (The)	45,533	7,703
Lehman Brothers Holdings, Inc.	94,779	7,000
UBS AG-Registered	137,082	8,130
Telecommunications (1.7%)
America Movil SA de CV-Class L, ADR	83,526	3,288
Total Common Stocks (cost: $147,893)		178,488

	Principal	Value
SHORT-TERM OBLIGATIONS (5.7%)
Repurchase Agreements (5.7%)
Investors Bank & Trust Co. 3.52%, dated 9/29/2006 to be repurchased at $11,000 on 10/02/2006 ■•	10,997	10,997
Total Short-Term Obligations (cost: $10,997)		10,997

SECURITY LENDING COLLATERAL (9.2%)
Debt (8.1%)
Bank Notes (0.3%)
Bank of America
5.30%, due 11/20/2006 *	553	553
Commercial Paper (1.0%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	111	111
CIESCO LLC-144A
5.29%, due 11/16/2006	111	111
Clipper Receivables Corp.
5.28%, due 10/19/2006	163	163
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	109	109
General Electric Capital Corp.
5.29%, due 11/03/2006	269	269
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	111	111
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	108	108
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	164	164
5.28%, due 10/26/2006	163	163
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	111	111
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	219	219
Yorktown Capital LLC
5.29%, due 10/18/2006	221	221
Euro Dollar Overnight (0.7%)
Abbey National PLC
5.27%, due 10/03/2006	221	221
BNP Paribas
5.26%, due 10/05/2006	276	276
Lloyds TSB Bank
5.27%, due 10/02/2006	276	276
Svenska Handlesbanken
5.35%, due 10/02/2006	286	286

2

UBS AG
5.31%, due 10/02/2006	387	387
Euro Dollar Terms (3.4%)
Bank of Nova Scotia
5.28%, due 10/11/2006	332	332
Barclays
5.31%, due 10/20/2006	276	276
5.30%, due 11/03/2006	332	332
5.31%, due 11/21/2006	497	497
Branch Banker &Trust
5.27%, due 10/10/2006	497	497
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	166	166
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	553	553
Fortis Bank
5.30%, due 11/20/2006	663	663
Harris NA
5.28%, due 11/22/2006	553	553
Royal Bank of Canada
5.30%, due 10/27/2006	276	276
5.30%, due 11/17/2006	111	111
Royal Bank of Scotland
5.30%, due 10/27/2006	718	718
Societe Generale
5.28%, due 11/01/2006	553	553
Toronto Dominion Bank
5.27%, due 10/12/2006	276	276
UBS AG
5.30%, due 10/27/2006	553	553
Wells Fargo
5.27%, due 10/17/2006	111	111
Repurchase Agreements (2.7%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $182 on 10/02/2006	182	182
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $3,043 on 10/02/2006	3,041	3,041
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $360 on 10/02/2006	360	360
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $1,042 on 10/02/2006	1,041	1,041
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $564 on 10/02/2006	564	564

	Shares	Value
Investment Companies (1.1%)
American Beacon Fund
1-day yield of 5.27%	16,141	16
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	902,423	902
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	1,206,281	1,206
Total Security Lending Collateral (cost: $17,638)		17,638

Total Investment Securities (cost: $176,528) #		$207,123

3

NOTES TO SCHEDULE OF INVESTMENTS:

†                                          At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $17,087.

‡                                          Non-income producing.

■                                      At September 30, 2006, repurchase agreements excluding collateral for securities on loan are collateralized by U.S. Government Agency Obligations with interest rates and maturity dates ranging from 5.99%-9.00% and 05/25/2027-12/01/2033, respectively, and with a market value plus accrued interest of $11,547.

*                                         Floating or variable rate note. Rate is listed as of September 30, 2006.

††                                    Cash collateral for the Repurchase Agreements, valued at $5,362, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@                                    Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

•                                          Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund and provides various administrative services on behalf of the Funds.

#                                         Aggregate cost for Federal income tax purposes is $176,654. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $33,707 and $3,238, respectively. Net unrealized appreciation for tax purposes is $30,469.

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated  $1,207 or 0.6% of the net assets of the Fund.

ADR                     American Depositary Receipt

4

Mercury Large Cap Value

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.9%)
Aerospace (2.2%)
Lockheed Martin Corp.	111,000	$9,553
Northrop Grumman Corp.	195,000	13,274
Amusement & Recreation Services (1.7%)
Disney (Walt) Co. (The)	561,000	17,341
Apparel & Accessory Stores (0.9%)
Nordstrom, Inc. †	205,000	8,672
Automotive (1.6%)
Autoliv, Inc.	42,000	2,315
General Motors Corp. †	413,000	13,736
Beverages (0.3%)
Pepsi Bottling Group, Inc. †	75,000	2,663
Business Credit Institutions (1.0%)
CIT Group, Inc.	214,000	10,407
Chemicals & Allied Products (0.9%)
Lyondell Chemical Co.	90,000	2,283
Monsanto Co.	52,000	2,445
Procter & Gamble Co.	74,000	4,587
Tronox, Inc.-Class B	4	—	☐
Commercial Banks (8.1%)
Bank of America Corp.	320,000	17,142
Citigroup, Inc.	596,000	29,603
JP Morgan Chase & Co.	757,000	35,549
Communication (0.2%)
DIRECTV Group (The), Inc. ‡	126,000	2,480
Communications Equipment (1.4%)
Avaya, Inc. ‡	138,000	1,579
Motorola, Inc.	500,000	12,500
Computer & Data Processing Services (5.1%)
BMC Software, Inc. ‡	349,000	9,500
Checkfree Corp. † ‡	124,000	5,124
Computer Sciences Corp. ‡	210,000	10,315
Compuware Corp. ‡	975,000	7,595
McAfee, Inc. ‡	242,000	5,919
NCR Corp. ‡	163,000	6,435
Sabre Holdings Corp.	237,000	5,543
Sybase, Inc. ‡	70,000	1,697
Computer & Office Equipment (2.8%)
Hewlett-Packard Co.	450,000	16,511
International Business Machines Corp.	145,000	11,881
Department Stores (1.0%)
JC Penney Co., Inc.	144,000	9,848
Electric Services (0.2%)
Alliant Energy Corp.	49,000	1,751
Electronic & Other Electric Equipment (0.8%)
General Electric Co.	241,000	8,507
Electronic Components & Accessories (2.5%)
Fairchild Semiconductor International, Inc. ‡	152,000	2,842
Intersil Corp.-Class A	108,000	2,651
Micron Technology, Inc. ‡	640,000	11,136
Novellus Systems, Inc. † ‡	55,000	1,521
QLogic Corp. ‡	380,000	7,182
Solectron Corp. ‡	142,000	463
Food & Kindred Products (2.7%)
Archer-Daniels-Midland Co.	340,000	12,879
Campbell Soup Co. †	152,000	5,548
Del Monte Foods Co.	110,000	1,150
HJ Heinz Co.	195,000	8,176
Health Services (1.1%)
Caremark Rx, Inc.	190,000	10,767
Industrial Machinery & Equipment (0.6%)
AGCO Corp. ‡	80,000	2,028
Illinois Tool Works, Inc.	80,000	3,592

1

SPX Corp.	8,000	428
Instruments & Related Products (2.6%)
Agilent Technologies, Inc. ‡	264,000	8,630
Raytheon Co.	246,000	11,810
Rockwell Automation, Inc.	111,000	6,449
Insurance (10.1%)
Aetna, Inc.	298,000	11,786
AMBAC Financial Group, Inc. †	135,000	11,171
Chubb Corp.	256,000	13,302
MGIC Investment Corp.	163,000	9,775
PMI Group, Inc. (The) †	103,000	4,512
Principal Financial Group	215,000	11,670
SAFECO Corp.	194,000	11,432
St. Paul Travelers Cos., Inc. (The)	261,000	12,238
W.R. Berkley Corp. †	90,000	3,185
WellPoint, Inc. ‡	175,000	13,484
Insurance Agents, Brokers & Service (1.0%)
Humana, Inc. ‡	151,000	9,980
Life Insurance (3.0%)
Metlife, Inc. †	246,000	13,943
Nationwide Financial Services-Class A	26,000	1,251
Prudential Financial, Inc.	196,000	14,945
Medical Instruments & Supplies (0.5%)
Becton Dickinson & Co.	71,000	5,018
Metal Mining (2.1%)
Freeport-McMoRan Copper & Gold, Inc.-Class B	184,000	9,800
Phelps Dodge Corp.	134,000	11,350
Mortgage Bankers & Brokers (1.3%)
Countrywide Financial Corp.	363,000	12,720
Oil & Gas Extraction (5.6%)
Anadarko Petroleum Corp.	283,000	12,404
Apache Corp.	162,000	10,238
Devon Energy Corp.	224,000	14,146
Noble Energy, Inc.	66,000	3,009
Occidental Petroleum Corp.	357,000	17,175
Paper & Allied Products (0.3%)
MeadWestvaco Corp.	114,000	3,022
Petroleum Refining (17.8%)
Chevron Corp.	499,000	32,365
ConocoPhillips	395,000	23,514
Exxon Mobil Corp.	1,024,000	68,710
Hess Corp.	222,000	9,195
Marathon Oil Corp.	194,000	14,919
Sunoco, Inc.	143,000	8,893
Tesoro Corp.	137,000	7,943
Valero Energy Corp.	299,000	15,390
Pharmaceuticals (7.8%)
AmerisourceBergen Corp.	234,000	10,577
Cardinal Health, Inc.	31,000	2,038
Medco Health Solutions, Inc. ‡	180,000	10,820
Merck & Co., Inc.	466,000	19,525
Pfizer, Inc.	1,288,000	36,528
Primary Metal Industries (2.4%)
Nucor Corp.	261,000	12,917
United States Steel Corp.	190,000	10,959
Radio, Television & Computer Stores (0.8%)
Circuit City Stores, Inc. †	340,000	8,537
Railroads (0.5%)
CSX Corp.	142,000	4,662
Retail Trade (0.3%)
Dollar Tree Stores, Inc. † ‡	85,000	2,632
Rubber & Misc. Plastic Products (0.4%)
Newell Rubbermaid, Inc.	155,000	4,390
Security & Commodity Brokers (6.1%)
Bear Stearns Cos. Inc. (The)	91,000	12,749

2

Goldman Sachs Group, Inc. (The)	73,000	12,349
Lehman Brothers Holdings, Inc.	211,000	15,584
Morgan Stanley	286,000	20,852
Telecommunications (1.8%)
Citizens Communications Co.	441,000	6,192
Qwest Communications International † ‡	1,376,000	11,999
Tobacco Products (0.1%)
UST, Inc.	23,000	1,261
Toys, Games & Hobbies (0.3%)
Hasbro, Inc.	140,000	3,185
Total Common Stocks (cost: $851,464)		1,014,248

	Principal	Value
SECURITY LENDING COLLATERAL (5.0%)
Debt (4.4%)
Bank Notes (0.2%)
Bank of America
5.30%, due 11/20/2006 *	1,586	1,586
Commercial Paper (0.5%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	317	317
CIESCO LLC-144A
5.29%, due 11/16/2006	317	317
Clipper Receivables Corp.
5.28%, due 10/19/2006	469	469
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	313	313
General Electric Capital Corp.
5.29%, due 11/03/2006	772	772
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	317	317
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	311	311
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	469	469
5.28%, due 10/26/2006	469	469
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	317	317
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	627	627
Yorktown Capital LLC
5.29%, due 10/18/2006	634	634
Euro Dollar Overnight (0.4%)
Abbey National PLC
5.27%, due 10/03/2006	634	634
BNP Paribas
5.26%, due 10/05/2006	793	793
Lloyds TSB Bank
5.27%, due 10/02/2006	793	793
Svenska Handlesbanken
5.35%, due 10/02/2006	820	820
UBS AG
5.31%, due 10/02/2006	1,110	1,110
Euro Dollar Terms (1.8%)
Bank of Nova Scotia
5.28%, due 10/11/2006	951	951
Barclays
5.31%, due 10/20/2006	793	793
5.30%, due 11/03/2006	951	951
5.31%, due 11/21/2006	1,427	1,427
Branch Banker &Trust
5.27%, due 10/10/2006	1,427	1,427

3

Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	476	476
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	1,586	1,586
Fortis Bank
5.30%, due 11/20/2006	1,903	1,903
Harris NA
5.28%, due 11/22/2006	1,586	1,586
Royal Bank of Canada
5.30%, due 10/27/2006	793	793
5.30%, due 11/17/2006	317	317
Royal Bank of Scotland
5.30%, due 10/27/2006	2,061	2,061
Societe Generale
5.28%, due 11/01/2006	1,586	1,586
Toronto Dominion Bank
5.27%, due 10/12/2006	793	793
UBS AG
5.30%, due 10/27/2006	1,586	1,586
Wells Fargo
5.27%, due 10/17/2006	317	317
Repurchase Agreements (1.5%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $522 on 10/02/2006	522	522
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $8,730 on 10/02/2006	8,726	8,726
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $1,034 on 10/02/2006	1,033	1,033
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $2,989 on 10/02/2006	2,988	2,988
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $1,619 on 10/02/2006	1,619	1,619

	Shares	Value
Investment Companies (0.6%)
American Beacon Fund
1-day yield of 5.27%	46,310	46
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	2,589,170	2,589
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	3,460,977	3,461
Total Security Lending Collateral (cost: $50,605)		50,605

Total Investment Securities (cost: $902,069) #		$1,064,853

NOTES TO SCHEDULE OF INVESTMENTS:

†                                          At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $49,269.

‡                                          Non-income producing.

*                                         Floating or variable rate note. Rate is listed as of September 30, 2006.

4

††                                    Cash collateral for the Repurchase Agreements, valued at $15,385, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@                                    Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

☐                                    Value is less than $1.

#                                         Aggregate cost for Federal income tax purposes is $902,179. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $170,211 and $7,537, respectively. Net unrealized appreciation for tax purposes is $162,674.

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated  $3,457 or 0.3% of the net assets of the Fund.

5

MFS High Yield

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (2.9%)
Argentine Republic
5.59%, due 08/03/2012 *	$773	$720
8.28%, due 12/31/2033	445	428
0.00%, due 12/15/2035 *	11,425	1,136
Republic of Brazil
8.00%, due 01/15/2018	388	426
8.88%, due 10/14/2019	187	222
8.25%, due 01/20/2034	450	517
11.00%, due 08/17/2040	1,480	1,928
Republic of Colombia
7.22%, due 11/16/2015 *	410	419
8.13%, due 05/21/2024	325	357
Republic of El Salvador, Reg S
8.25%, due 04/10/2032	950	1,089
7.65%, due 06/15/2035	22	24
Republic of Indonesia, Reg S
7.25%, due 04/20/2015	405	424
6.88%, due 03/09/2017	536	549
Republic of Panama
7.25%, due 03/15/2015	104	111
Republic of the Philippines
9.38%, due 01/18/2017	810	956
9.50%, due 02/02/2030	211	260
Republic of Turkey
11.50%, due 01/23/2012	850	1,023
Republic of Uruguay
9.25%, due 05/17/2017	750	872
Republic of Venezuela, Reg S
7.00%, due 12/01/2018	500	496
Russian Federation
12.75%, due 06/24/2028	190	341
United Mexican States
8.00%, due 09/24/2022	350	419
Total Foreign Government Obligations (cost: $12,168)		12,717

MORTGAGE-BACKED SECURITIES (2.2%)
Arcap REIT, Inc., Series 2004-RR3, Class H-144A
6.10%, due 09/21/2045	1,515	1,357
Asset Securitization Corp., Series 1996-MD6, Class A7
8.29%, due 11/13/2029 *	3,570	3,729
CS First Boston Mortgage Securities Corp., Series 1998-C2, Class F-144A
6.75%, due 11/11/2030	1,115	1,198
Falcon Franchise Loan LLC, Series 2003-1, Class IO-144A
4.19%, due 01/05/2025 * (a)d	3,460	558
First Union National Bank Commercial Mortgage, Series 2000-C2, Class H
6.75%, due 10/15/2032	1,305	1,349
Morgan Stanley Capital I, Series 2004-RR, Class FX-144A
1.49%, due 04/28/2039 *	10,481	687
Wachovia CRE CDO, Series 2006-1A, Class G-144A
6.74%, due 09/25/2026 *d	432	432
Total Mortgage-Backed Securities (cost: $8,921)		9,310

ASSET-BACKED SECURITIES (1.0%)
Babson CLO, Ltd. 2003-I, Series 2006-1A, Class D-144A
6.85%, due 07/15/2018 *	785	785
Crest, Ltd., Series 2004-1A, Class G2
7.00%, due 01/28/2040	1,422	1,341
CW Capital Cobalt, Ltd., Series 2005-1A, Class F2-144A
6.23%, due 05/25/2045	1,112	1,092
CW Capital Cobalt, Ltd., Series 2006-2A, Class F-144A
6.79%, due 04/26/2050 *d	500	502

1

CW Capital Cobalt, Ltd., Series 2006-2A, Class G-144A
6.99%, due 04/26/2050 *d	500	497
Pan American Energy LLC-144A
7.75%, due 02/09/2012	118	118
Total Asset-Backed Securities (cost: $4,354)		4,335

CORPORATE DEBT SECURITIES (85.5%)
Aerospace (1.2%)
Argo-Tech Corp.
9.25%, due 06/01/2011	1,505	1,565
DRS Technologies, Inc.
7.63%, due 02/01/2018	3,100	3,146
Vought Aircraft Industries, Inc.
8.00%, due 07/15/2011	590	541
Agriculture (0.4%)
Michael Foods, Inc.
8.00%, due 11/15/2013	1,630	1,663
Air Transportation (0.8%)
Continental Airlines, Inc.
6.90%, due 01/02/2017	583	559
6.75%, due 03/15/2017	476	464
6.80%, due 08/02/2018	881	857
7.57%, due 03/15/2020	1,585	1,581
Amusement & Recreation Services (1.7%)
Boyd Gaming Corp.
6.75%, due 04/15/2014	2,185	2,136
Greektown Holdings-144A
10.75%, due 12/01/2013	1,465	1,546
Pinnacle Entertainment, Inc.
8.25%, due 03/15/2012	250	253
Pokagon Gaming Authority, Senior Note-144A
10.38%, due 06/15/2014	865	922
Six Flags, Inc.
9.75%, due 04/15/2013 †	1,685	1,516
Six Flags, Inc., Senior Note
8.88%, due 02/01/2010 †	1,250	1,197
Apparel & Accessory Stores (0.3%)
Payless Shoesource, Inc.
8.25%, due 08/01/2013	1,260	1,282
Apparel Products (0.3%)
Levi Strauss & Co.
12.25%, due 12/15/2012	855	953
9.75%, due 01/15/2015	260	270
Automotive (4.7%)
American Axle & Manufacturing, Inc., Senior Note
5.25%, due 02/11/2014 †	860	714
Ford Motor Co.
7.45%, due 07/16/2031 †	1,598	1,234
General Motors Acceptance Corp.
6.75%, due 12/01/2014 †	8,817	8,608
General Motors Acceptance Corp., Global Note
6.88%, due 09/15/2011	3,928	3,907
General Motors Corp.
7.20%, due 01/15/2011	1,360	1,253
8.38%, due 07/15/2033 †	4,959	4,290
Lear Corp., Series B
5.75%, due 08/01/2014	720	578
Business Credit Institutions (1.0%)
Ford Motor Credit Co.
7.00%, due 10/01/2013 †	4,543	4,215

2

Business Services (2.5%)
Amsted Industries, Inc.-144A
10.25%, due 10/15/2011 d	2,015	2,156
Hertz Corp.-144A
8.88%, due 01/01/2014	2,435	2,551
Iron Mountain, Inc.
8.63%, due 04/01/2013	740	757
7.75%, due 01/15/2015	480	480
KI Holdings, Inc.
0.00%, due 11/15/2014 (b)	2,279	1,675
RBS Global, Inc. and Rexnord Corp., Senior Note-144A
9.50%, due 08/01/2014 d	1,400	1,421
RBS Global, Inc. and Rexnord Corp., Senior Subordinated Note-144A
11.75%, due 08/01/2016	700	721
Samsonite Corp.
8.88%, due 06/01/2011	1,075	1,126
Chemicals & Allied Products (3.5%)
Equistar Chemicals, LP/Equistar Funding Corp.
10.13%, due 09/01/2008	1,570	1,662
10.63%, due 05/01/2011	475	509
Huntsman International LLC
10.13%, due 07/01/2009	1,118	1,135
JohnsonDiversey Holdings, Inc.
0.00%, due 05/15/2013 (c)	1,107	958
JohnsonDiversey, Inc.
9.63%, due 05/15/2012	3,020	3,035
Lyondell Chemical Co.
9.50%, due 12/15/2008	207	213
11.13%, due 07/15/2012	1,985	2,164
Nalco Co.
7.75%, due 11/15/2011	1,335	1,362
8.88%, due 11/15/2013	3,010	3,138
Revlon Consumer Products Corp.
9.50%, due 04/01/2011 †	1,120	991
Rockwood Specialties Group, Inc.
10.63%, due 05/15/2011	2	2
Commercial Banks (0.5%)
ATF Bank-144A
9.00%, due 05/11/2016 d	650	637
HSBK Europe BV-144A
7.75%, due 05/13/2013	400	407
JPMorgan Chase & Co.
6.00%, due 05/15/2009	2,594	1,131
Communication (3.9%)
Cablevision Systems Corp., Series B
8.00%, due 04/15/2012 †	930	942
CCH I LLC
11.00%, due 10/01/2015	5,090	4,632
CCO Holdings LLC/CCO Holdings Capital Corp.
8.75%, due 11/15/2013	950	956
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., Senior Note
10.25%, due 09/15/2010	3,435	3,504
CSC Holdings, Inc.-144A
7.25%, due 04/15/2012	1,150	1,146
Echostar DBS Corp.
6.38%, due 10/01/2011	1,370	1,334
Intelsat Subsidiary Holding Co., Ltd.
8.63%, due 01/15/2015	880	900
MediaCom LLC / Capital Corp.
9.50%, due 01/15/2013	1,990	2,035
XM Satellite Radio, Inc., Senior Note-144A
9.75%, due 05/01/2014 †	1,405	1,349

3

Communications Equipment (2.1%)
Intelsat Bermuda, Ltd., Senior Note-144A
9.25%, due 06/15/2016	1,170	1,230
11.25%, due 06/15/2016	415	441
Intelsat Intermediate Holding Co., Ltd., Senior Note
0.00%, due 02/01/2015 (d)	2,485	1,802
L-3 Communications Corp.
6.13%, due 01/15/2014	1,615	1,567
5.88%, due 01/15/2015	1,835	1,743
Nortel Networks Corp.
6.88%, due 09/01/2023	1,040	858
Nortel Networks, Ltd., Senior Note-144A
10.75%, due 07/15/2016	1,230	1,316
Department Stores (0.5%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	1,250	1,328
10.38%, due 10/15/2015 †	745	805
Drug Stores & Proprietary Stores (0.3%)
Jean Coutu Group, Inc.
7.63%, due 08/01/2012	1,070	1,125
Educational Services (0.5%)
Education Management LLC/Education Management Corp., Senior Note-144A
8.75%, due 06/01/2014	1,265	1,278
10.25%, due 06/01/2016	945	966
Electric Services (4.0%)
Edison Mission Energy, Senior Note-144A
7.75%, due 06/15/2016	1,200	1,215
Empresa Nacional de Electricidad SA
8.35%, due 08/01/2013	1,188	1,333
Enersis SA
7.38%, due 01/15/2014	511	543
Midwest Generation LLC
8.75%, due 05/01/2034	2,910	3,106
Mirant North America LLC, Senior Note
7.38%, due 12/31/2013	1,640	1,642
Mission Energy Holding Co.
13.50%, due 07/15/2008	1,420	1,585
NRG Energy, Inc.
7.38%, due 02/01/2016	5,855	5,818
Reliant Energy, Inc.
9.25%, due 07/15/2010	900	934
9.50%, due 07/15/2013	225	233
6.75%, due 12/15/2014	1,010	961
Electronic Components & Accessories (0.7%)
Flextronics International, Ltd.
6.50%, due 05/15/2013	840	832
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
8.00%, due 12/15/2014	245	149
Sensata Technologies BV, Senior Note-144A
8.00%, due 05/01/2014	1,960	1,906
Food & Kindred Products (0.3%)
B&G Foods, Inc.
8.00%, due 10/01/2011	1,105	1,133
JBS SA-144A
10.50%, due 08/04/2016	100	101
Food Stores (0.0%)
Jitney-Jungle Stores Of America
10.38%, due 09/15/2007 ™		—	☐
Gas Production & Distribution (2.9%)
ANR Pipeline Co.
9.63%, due 11/01/2021	960	1,182

4

Atlas Pipeline Partners, LP, Senior Note
8.13%, due 12/15/2015	1,260	1,282
Colorado Interstate Gas Co.
5.95%, due 03/15/2015	1,075	1,028
El Paso Corp.
7.00%, due 05/15/2011	2,250	2,264
EL Paso Production Holding Co.
7.75%, due 06/01/2013	1,870	1,912
Gaz Capital for Gazprom-144A
8.63%, due 04/28/2034	340	423
Morgan Stanley Bank AG for OAO Gazprom, Reg S
9.63%, due 03/01/2013	1,410	1,666
Morgan Stanley Bank AG for OAO Gazprom-144A
9.63%, due 03/01/2013	920	1,089
Transcontinental Gas Pipe Line Corp., Series B
7.00%, due 08/15/2011	715	733
Williams Cos., Inc.
7.13%, due 09/01/2011	858	879
Health Services (4.4%)
Davita Inc.
6.63%, due 03/15/2013	1,140	1,113
7.25%, due 03/15/2015 †	1,710	1,680
Extendicare Health Services, Inc.
6.88%, due 05/01/2014	1,955	2,092
HCA, Inc.
8.75%, due 09/01/2010	670	677
7.88%, due 02/01/2011	2,130	2,037
6.38%, due 01/15/2015	7,805	6,303
Healthsouth Corp., Senior Note-144A
10.75%, due 06/15/2016 †	2,005	2,048
Select Medical Corp.
7.63%, due 02/01/2015	2,395	2,018
Triad Hospitals, Inc.
7.00%, due 11/15/2013	1,160	1,127
Holding & Other Investment Offices (1.6%)
JSG Funding PLC, Senior Subordinated Note
7.75%, due 04/01/2015 †	170	161
Nell AF Sarl-144A
8.38%, due 08/15/2015 †	2,081	2,065
NTL Cable PLC, Senior Note
9.13%, due 08/15/2016	1,603	1,655
Sungard Data Systems, Inc., Senior Subordinated Note
10.25%, due 08/15/2015	3,130	3,224
Hotels & Other Lodging Places (4.5%)
Harrahs Operating Co Inc.
5.75%, due 10/01/2017	520	476
Majestic Star Casino LLC/ Majestic Star Casino Capital Corp. II, Senior Note
9.75%, due 01/15/2011	1,315	1,280
Mandalay Resort Group
9.38%, due 02/15/2010	1,050	1,122
MGM Mirage
8.50%, due 09/15/2010	765	814
8.38%, due 02/01/2011	3,160	3,294
5.88%, due 02/27/2014	1,020	945
MGM Mirage, Senior Note
6.75%, due 04/01/2013	1,320	1,297
6.88%, due 04/01/2016	1,185	1,144
Station Casinos, Inc.
6.50%, due 02/01/2014	4,800	4,494
Trump Entertainment Resorts, Inc.
8.50%, due 06/01/2015 †	2,780	2,658

5

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	2,145	2,081
Industrial Machinery & Equipment (1.9%)
Blount, Inc., Senior Subordinated Note
8.88%, due 08/01/2012	1,270	1,267
Case Corp.
7.25%, due 01/15/2016	875	883
Case New Holland, Inc.
9.25%, due 08/01/2011	605	641
Case New Holland, Inc., Senior Note
7.13%, due 03/01/2014	3,175	3,187
Goodman Global Holding Co., Inc.
7.88%, due 12/15/2012 †	2,280	2,172
Instruments & Related Products (0.9%)
Xerox Corp.
7.63%, due 06/15/2013	3,650	3,832
Life Insurance (0.6%)
UnumProvident Finance Co. Plc, Guaranteed Senior Note-144A
6.85%, due 11/15/2015	2,703	2,774
Lumber & Other Building Materials (0.3%)
Nortek, Inc.
8.50%, due 09/01/2014	1,425	1,347
Management Services (0.4%)
US Oncology, Inc.
10.75%, due 08/15/2014	1,780	1,949
Manufacturing Industries (0.3%)
Steinway Musical Instruments-144A
7.00%, due 03/01/2014	1,285	1,259
Medical Instruments & Supplies (0.5%)
CDRV Investors, Inc.
0.00%, due 01/01/2015 (e)	3,180	2,353
Metal Mining (0.4%)
FMG Finance Property, Ltd., Senior Note-144A
10.63%, due 09/01/2016 d †	1,685	1,618
Mining (1.8%)
Arch Western Finance LLC, Guaranteed Senior Note
6.75%, due 07/01/2013	3,365	3,230
Massey Energy Co., Senior Note
6.88%, due 12/15/2013	3,410	3,086
Peabody Energy Corp.
5.88%, due 04/15/2016	1,530	1,404
Mortgage Bankers & Brokers (3.8%)
Borden US Finance Corp./Nova Scotia Finance ULC
9.00%, due 07/15/2014	1,430	1,459
Couche-Tard US LP/Couche-Tard Finance Corp.
7.50%, due 12/15/2013	1,250	1,269
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.
9.63%, due 06/15/2014	661	717
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., Series A
0.00%, due 10/01/2014 (f)	1,302	1,045
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., Series B
0.00%, due 10/01/2014 (g)	4,876	3,956
Da-Lite Screen Co., Inc.
9.50%, due 05/15/2011	445	468
El Paso Performance-Linked Trust-144A
7.75%, due 07/15/2011	2,530	2,600
Hughes Network Systems LLC/HNS Finance Corp., Senior Note-144A
9.50%, due 04/15/2014	1,110	1,143
Milacron Escrow Corp.
11.50%, due 05/15/2011 †	820	779

6

TNK-BP Finance SA-144A
7.50%, due 07/18/2016	927		968
Vanguard Health Holding Co. II LLC, Senior Subordinated Note
9.00%, due 10/01/2014	2,135		2,071
Motion Pictures (0.7%)
AMC Entertainment, Inc.
9.50%, due 02/01/2011 †	1,026		1,025
AMC Entertainment, Inc., Senior Subordinated Note
11.00%, due 02/01/2016	980		1,068
Marquee Holdings, Inc., Senior Note
0.00%, due 08/15/2014 † (h)	1,160		887
Oil & Gas Extraction (3.8%)
Basic Energy Services, Inc., Senior Note-144A
7.13%, due 04/15/2016	1,955		1,887
Chesapeake Energy Corp.
7.00%, due 08/15/2014	887		877
6.38%, due 06/15/2015	2,555		2,440
6.88%, due 01/15/2016	2,035		1,989
Hanover Compressor Co.
9.00%, due 06/01/2014	970		1,028
Hilcorp Energy I, LP/Hilcorp Finance Co., Senior Note-144A
9.00%, due 06/01/2016	1,225		1,265
Newfield Exploration Co.
6.63%, due 09/01/2014	2,975		2,912
Pemex Project Funding Master Trust
8.63%, due 02/01/2022	353		424
6.63%, due 06/15/2035	450		442
Quicksilver Resources, Inc.
7.13%, due 04/01/2016	2,200		2,084
Whiting Petroleum Corp.
7.00%, due 02/01/2014	1,310		1,277
Paper & Allied Products (2.8%)
Buckeye Technologies, Inc.
8.50%, due 10/01/2013 †	2,525		2,531
Buckeye Technologies, Inc., Senior Subordinated Note
8.00%, due 10/15/2010	430		413
Graphic Packaging International Corp.
9.50%, due 08/15/2013 †	2,100		2,147
Jefferson Smurfit Group PLC, (PIK)-144A
11.50%, due 10/01/2015	EUR	996	1,350
MDP Acquisitions PLC
9.63%, due 10/01/2012	1,875		1,978
Millar Western Forest Products, Ltd.
7.75%, due 11/15/2013	1,415		1,174
Playtex Products, Inc.
9.38%, due 06/01/2011	1,210		1,264
Stone Container Finance
7.38%, due 07/15/2014	1,270		1,156
Paper & Paper Products (0.6%)
Verso Paper Holdings LLC and Verson Paper, Inc., Senior Note-144A
9.13%, due 08/01/2014	870		875
Verso Paper Holdings LLC and Verson Paper, Inc., Senior Subordinated Note, 144A
11.38%, due 08/01/2016	1,670		1,657
Paperboard Containers & Boxes (1.8%)
Berry Plastics Holding Corp., Senior Note-144A
8.88%, due 09/15/2014 d	1,385		1,392
Graham Packaging Co., Inc.
9.88%, due 10/15/2014 †	2,005		1,970
Jefferson Smurfit-Stone Container Corp.
8.25%, due 10/01/2012	4,675		4,476

7

Personal Credit Institutions (2.2%)
Ford Motor Credit Co.
6.63%, due 06/16/2008	654	644
5.80%, due 01/12/2009	3,248	3,092
8.63%, due 11/01/2010	1,275	1,270
Ford Motor Credit Co.-144A
9.75%, due 09/15/2010	4,230	4,367
Personal Services (0.7%)
Service Corp. International/US, Senior Note-144A
7.38%, due 10/01/2014 d	895	901
Service Corp. International/US-144A
8.00%, due 06/15/2017	2,395	2,293
Pharmaceuticals (0.5%)
Warner Chilcott Corp., Senior Subordinated Note
8.75%, due 02/01/2015	2,125	2,199
Primary Metal Industries (0.6%)
Chaparral Steel Co.
10.00%, due 07/15/2013	1,500	1,672
PNA Group, Inc., Senior Note-144A
10.75%, due 09/01/2016 d	1,035	1,063
Printing & Publishing (2.8%)
American Media Operations, Inc.
8.88%, due 01/15/2011 †	1,250	1,097
Dex Media, Inc.
0.00%, due 11/15/2013 (i)	3,650	3,075
0.00%, due 11/15/2013 (i)	2,000	1,685
Medianews Group, Inc.
6.88%, due 10/01/2013	2,215	2,049
Primedia, Inc.
8.88%, due 05/15/2011	460	450
8.00%, due 05/15/2013	1,820	1,652
RH Donnelley Corp., Senior Note
8.88%, due 01/15/2016	2,230	2,236
Public Administration (0.4%)
Geo Group (The), Inc.
8.25%, due 07/15/2013	1,870	1,870
Radio & Television Broadcasting (2.1%)
Allbritton Communications Co.
7.75%, due 12/15/2012	2,558	2,577
Barrington Broadcasting Group LLC and Barrington Broadcasting Capital Corp., Senior Subordinated Note-144A
10.50%, due 08/15/2014 d	1,270	1,238
Granite Broadcasting Corp.
9.75%, due 12/01/2010 †	1,460	1,350
Grupo Televisa SA de CV, Senior Note
8.50%, due 03/11/2032	890	1,074
Paxson Communications Corp.-144A
11.76%, due 01/15/2013 *	2,090	2,106
Young Broadcasting, Inc., Senior Subordinated Note
10.00%, due 03/01/2011 †	940	878
Radio, Television & Computer Stores (0.5%)
GSC Holdings Corp., Senior Note
8.00%, due 10/01/2012 †	2,220	2,287
Railroads (0.4%)
Grupo Transportacion Ferroviaria Mexicana SA de CV
9.38%, due 05/01/2012	101	107
12.50%, due 06/15/2012	470	517
Grupo Transportacion Ferroviaria Mexicana SA DE CV, Senior Note
9.38%, due 05/01/2012	1,120	1,187
Restaurants (0.2%)
Denny’s Corp./Denny’s Holdings, Inc.
10.00%, due 10/01/2012 †	985	1,019

8

Retail Trade (0.3%)
AmeriGas Partners, LP/AmeriGas Eagle Finance Corp.
7.13%, due 05/20/2016	1,125	1,108
Rubber & Misc. Plastic Products (2.1%)
Cooper-Standard Automotive, Inc.
8.38%, due 12/15/2014 †	2,835	2,084
Goodyear Tire & Rubber Co. (The)
9.00%, due 07/01/2015 †	2,965	3,009
Jarden Corp.
9.75%, due 05/01/2012 †	975	1,029
NTK Holdings, Inc.
0.00%, due 03/01/2014 † (j)	4,139	2,856
Social Services (0.2%)
Knowledge Learning Corp., Inc.-144A
7.75%, due 02/01/2015	1,110	1,038
Stone, Clay & Glass Products (1.1%)
Owens-Brockway
8.25%, due 05/15/2013	4,545	4,659
Telecommunications (5.7%)
Centennial Cellular Operating Co./Centennial Communications Corp.
10.13%, due 06/15/2013	1,055	1,121
Centennial Communications Corp.
10.00%, due 01/01/2013	395	400
Cincinnati Bell, Inc.
8.38%, due 01/15/2014	2,215	2,237
Citizens Communications Co.
9.25%, due 05/15/2011	1,589	1,752
Hawaiian Telcom Communications, Inc.
12.50%, due 05/01/2015 †	490	514
Hawaiian Telcom Communications, Inc., Senior Note
9.75%, due 05/01/2013 †	1,230	1,264
Nordic Telephone Co. Holdings ApS, Senior Note-144A
8.88%, due 05/01/2016	1,785	1,876
Qwest Corp.
7.88%, due 09/01/2011	1,295	1,360
8.88%, due 03/15/2012	2,725	2,974
Rogers Wireless Communications, Inc.
6.38%, due 03/01/2014 d	1,840	1,833
7.50%, due 03/15/2015	1,095	1,169
Rural Cellular Corp.
9.88%, due 02/01/2010	1,840	1,918
Time Warner Telecom Holdings, Inc.
9.25%, due 02/15/2014	1,970	2,073
Wind Acquisition Finance SA-144A
10.75%, due 12/01/2015	1,910	2,108
Windstream Corp.-144A
8.63%, due 08/01/2016	2,055	2,199
Textile Mill Products (0.4%)
Interface, Inc.
10.38%, due 02/01/2010	1,550	1,690
Interface, Inc., Series B
9.50%, due 02/01/2014	200	206
Tobacco Products (0.4%)
Reynolds American, Inc., Senior Note-144A
7.25%, due 06/01/2012	980	1,008
7.30%, due 07/15/2015	900	920
Water Transportation (0.6%)
Gulfmark Offshore, Inc.
7.75%, due 07/15/2014	1,075	1,080
Stena AB
7.00%, due 12/01/2016	1,533	1,445

9

Wholesale Trade Durable Goods (1.1%)
Buhrmann US, Inc.
7.88%, due 03/01/2015	1,805	1,737
Omnicare, Inc.
6.88%, due 12/15/2015	2,485	2,414
Visant Holding Corp., Note-144A
8.75%, due 12/01/2013	855	860
Total Corporate Debt Securities (cost: $371,393)		371,853

LOAN PARTICIPATIONS (2.4%)
Agriculture (0.2%)
Dole Food Co., Inc.
6.91%, due 04/30/2013	750	737
Dole Food Co., Inc., Series B
6.81%, due 04/30/2013	225	221
6.91%, due 04/30/2013	100	98
Amusement & Recreation Services (0.5%)
Gulfside Casino
9.66%, due 06/30/2012	2,223	2,240
Automotive (0.4%)
Lear Corp.
7.60%, due 04/30/2012	1,535	1,496
Electric, Gas & Sanitary Services (0.3%)
Allied Waste Industries, Inc., Series B
6.67%, due 01/15/2012	775	772
Allied Waste North America
6.67%, due 01/15/2012	301	300
Holding & Other Investment Offices (0.4%)
Nielsen Finance LLC, Series B
8.16%, due 08/31/2013	1,781	1,774
Paper & Allied Products (0.3%)
Georgia Pacific
6.88%, due 12/24/2012	358	358
Georgia Pacific Securities Corp.
6.88%, due 01/30/2013	1,073	1,075
Paperboard Containers & Boxes (0.3%)
Bluegrass Container Co. LLC
10.00%, due 06/30/2013	1,470	1,479
Total Loan Participations (cost: $10,567)		10,550

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.4%)
Holding & Other Investment Offices (0.4%)
Mills Corp. (The) REIT †	800	671
Mills Corp. (The) REIT-144A	1,400	1,174
Total Convertible Preferred Stocks (cost: $1,700)		1,845

PREFERRED STOCKS (0.1%)
Holding & Other Investment Offices (0.0%)
HRPT Properties Trust REIT ‡	2,025	52
Radio & Television Broadcasting (0.1%)
ION Media Networks, Inc.(PIK)	57	496
Total Preferred Stocks (cost: $430)		548

COMMON STOCKS (1.1%)
Chemicals & Allied Products (0.3%)
Huntsman Corp. † ‡	60,000	1,092
Communication (0.0%)
XM Satellite Radio Holdings, Inc. Warrants, Expires 3/15/2010 ‡	57	—	☐
Metal Cans & Shipping Containers (0.3%)
Crown Holdings, Inc. † ‡	76,400	1,421
Mining (0.3%)
Foundation Coal Holdings, Inc.	39,600	1,282

10

Telecommunications (0.2%)
Windstream Corp.	71,700	946
Total Common Stocks (cost: $4,724)		4,741

	Principal	Value
SECURITY LENDING COLLATERAL (14.6%)
Debt (12.8%)
Bank Notes (0.5%)
Bank of America
5.30%, due 11/20/2006 *	1,987	1,987
Commercial Paper (1.5%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	397	397
CIESCO LLC-144A
5.29%, due 11/16/2006	397	397
Clipper Receivables Corp.
5.28%, due 10/19/2006	587	587
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	393	393
General Electric Capital Corp.
5.29%, due 11/03/2006	968	968
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	397	397
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	389	389
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	588	588
5.28%, due 10/26/2006	587	587
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	397	397
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	786	786
Yorktown Capital LLC
5.29%, due 10/18/2006	795	795
Euro Dollar Overnight (1.2%)
Abbey National PLC
5.27%, due 10/03/2006	795	795
BNP Paribas
5.26%, due 10/05/2006	994	994
Lloyds TSB Bank
5.27%, due 10/02/2006	994	994
Svenska Handlesbanken
5.35%, due 10/02/2006	1,028	1,028
UBS AG
5.31%, due 10/02/2006	1,391	1,391
Euro Dollar Terms (5.3%)
Bank of Nova Scotia
5.28%, due 10/11/2006	1,192	1,192
Barclays
5.31%, due 10/20/2006	994	994
5.30%, due 11/03/2006	1,192	1,192
5.31%, due 11/21/2006	1,788	1,788
Branch Banker &Trust
5.27%, due 10/10/2006	1,788	1,788
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	596	596
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	1,987	1,987
Fortis Bank
5.30%, due 11/20/2006	2,384	2,384
Harris NA
5.28%, due 11/22/2006	1,987	1,987

11

Royal Bank of Canada
5.30%, due 10/27/2006	994	994
5.30%, due 11/17/2006	397	397
Royal Bank of Scotland
5.30%, due 10/27/2006	2,583	2,583
Societe Generale
5.28%, due 11/01/2006	1,987	1,987
Toronto Dominion Bank
5.27%, due 10/12/2006	994	994
UBS AG
5.30%, due 10/27/2006	1,987	1,987
Wells Fargo
5.27%, due 10/17/2006	398	398
Repurchase Agreements (4.3%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $654 on 10/02/2006	654	654
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $10,939 on 10/02/2006	10,934	10,934
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $1,296 on 10/02/2006	1,295	1,295
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $3,746 on 10/02/2006	3,744	3,744
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $2,029 on 10/02/2006	2,028	2,028

	Shares	Value
Investment Companies (1.8%)
American Beacon Fund
1-day yield of 5.27%	58,030	58
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	3,244,407	3,244
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	4,336,841	4,337
Total Security Lending Collateral (cost: $63,412)		63,412

Total Investment Securities (cost: $477,669) #		$479,311

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of September 30, 2006.
(a)	Interest only security. Holder is entitled to interest payments on the underlying pool.
d	Security is deemed to be illiquid.
†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $61,749.
(b)	KI Holdings, Inc. has a coupon rate of 0.00% until 11/15/2009, thereafter the coupon rate will be 9.88%.
(c)	JohnsonDiversey Holdings, Inc. has a coupon rate of 0.00% until 05/15/2007, thereafter the coupon rate will be 10.67%.
(d)	Intelsat Intermediate has a coupon rate of 0.00% until 02/01/2010, thereafter the coupon rate will be 9.25%.
(e)	CDRV Investors, Inc. has a coupon rate of 0.00% until 01/01/2010, thereafter the coupon rate will be 9.63%.

12

(f)	Crystal US Holdings LLC/Crystal US Sub 3 Corp., Series A has a coupon rate of 0.00% until 10/01/2009, thereafter a coupon rate 10.00%.
(g)	Crystal US Holdings LLC/Crystal US Sub 3 Corp., Series B has a coupon rate of 0.00% until 10/01/2009, thereafter a coupon rate 10.50%.
(h)	Marquee Holdings, Inc. has a coupon rate of 0.00% until 08/15/2009, thereafter the coupon rate will be 12.00%.
(i)	Dex Media, Inc. has a coupon rate of 0.00% until 11/15/2008, thereafter the coupon rate will be 9.00%.
(j)	NTK Holdings, Inc. has a coupon rate of 0.00% until 09/01/2009, thereafter the coupon rate will be 10.75%.
‡	Non-income producing.
††

Cash collateral for the Repurchase Agreements, valued at $19,278, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
☐	Value is less than $1.
™	Securities valued as determined in good faith in accordance with procedures established by AEGON/Transamerica Series Trust’s Board of Trustees.
#

Aggregate cost for Federal income tax purposes is $477,986. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $7,832 and $6,507, respectively. Net unrealized appreciation for tax purposes is $1,325.

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated  $80,430 or 18.5% of the net assets of the Fund.

EUR          Euro

PIK            Payment In-Kind

REIT         Real Estate Investment Trust

13

MFS High Yield

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Euro Dollar	(195)	10/20/2006	$(252)	$4
			$(252)	$4

MFS International Equity

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.3%)
Australia (1.0%)
QBE Insurance Group, Ltd.	179,110	$3,275
Austria (0.9%)
Erste Bank der Oesterreichischen Sparkassen AG	48,460	3,014
Bermuda (1.9%)
Esprit Holdings, Ltd.	363,500	3,314
Li & Fung, Ltd.	1,098,000	2,728
Canada (0.8%)
Canadian National Railway Co.	64,690	2,713
Cayman Islands (0.6%)
Hutchison Telecommunications International, Ltd. ‡	1,163,000	2,057
France (22.5%)
Air Liquide	44,550	9,080
AXA	269,110	9,913
Credit Agricole SA	170,400	7,477
Gaz De France †	57,000	2,267
Legrand Promesses †	97,670	2,710
L’Oreal SA	18,290	1,856
LVMH Moet Hennessy Louis Vuitton SA †	69,660	7,170
Pernod-Ricard	28,780	5,983
Sanofi-Aventis	72,970	6,489
Schneider Electric SA	102,780	11,451
Total SA	127,920	8,386
Germany (4.2%)
Bayer AG	115,000	5,856
E.ON AG	66,730	7,902
Hong Kong (0.8%)
CNOOC, Ltd.	3,027,000	2,517
Indonesia (0.6%)
Bank Central Asia Tbk PT	4,019,500	2,102
Italy (4.1%)
Assicurazioni Generali SpA	135,640	5,072
Banca Intesa SpA	377,680	2,481
UniCredito Italiano SpA † (a)	682,760	5,661
Japan (16.0%)
Asahi Glass Co., Ltd.	326,000	4,023
Bridgestone Corp.	210,200	4,246
Canon, Inc.	114,100	5,953
Fanuc, Ltd.	33,900	2,647
Kao Corp.	196,000	5,229
Nintendo Co., Ltd.	17,000	3,505
Nitto Denko Corp.	57,100	3,385
Omron Corp.	98,300	2,415
ORIX Corp. (a)	7,830	2,165
Ricoh Co., Ltd.	249,000	4,956
Shinsei Bank, Ltd.	635,000	3,872
Tokyo Gas Co., Ltd. †	452,000	2,266
Toyota Motor Corp.	134,500	7,314
Mexico (1.2%)
Grupo Televisa SA, Sponsored ADR	180,170	3,830
Singapore (1.2%)
Singapore Telecommunications, Ltd.	2,533,700	3,897
South Korea (3.0%)
Samsung Electronics Co., Ltd.	14,020	9,836
Spain (1.7%)
Banco Bilbao Vizcaya Argentaria SA	238,500	5,514
Sweden (0.7%)
Telefonaktiebolaget LM Ericsson-Class B	649,730	2,252
Switzerland (14.6%)
Actelion NV ‡ †	10,480	1,499
Julius Baer Holding AG	51,600	5,140
Nestle SA	37,823	13,151

1

Roche Holding AG-Genusschein	66,920	11,538
Swiss Reinsurance (a)	79,610	6,076
UBS AG-Registered	167,304	9,980
Thailand (0.6%)
Bangkok Bank PCL-(Foreign Registered)	615,900	1,803
United Kingdom (21.3%)
AstraZeneca PLC	40,890	2,550
BG Group PLC	180,440	2,187
BHP Billiton PLC	121,860	2,099
Diageo PLC	363,720	6,410
GlaxoSmithKline PLC	290,690	7,721
Ladbrokes PLC	506,400	3,680
Next PLC	96,660	3,423
Reckitt Benckiser PLC	297,900	12,320
Royal Dutch Shell PLC-Class A	158,720	5,224
Smiths Group PLC	175,810	2,944
Tesco PLC	1,047,440	7,044
William Hill PLC	622,920	7,488
WPP Group PLC	467,420	5,780
United States (0.6%)
Synthes, Inc.	16,390	1,817
Total Common Stocks (cost: $297,518)		318,653

	Principal	Value
SECURITY LENDING COLLATERAL (4.9%)
Debt (4.3%)
Bank Notes (0.2%)
Bank of America
5.30%, due 11/20/2006 *	496	496
Commercial Paper (0.5%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	99	99
CIESCO LLC-144A
5.29%, due 11/16/2006	99	99
Clipper Receivables Corp.
5.28%, due 10/19/2006	147	147
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	98	98
General Electric Capital Corp.
5.29%, due 11/03/2006	242	242
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	99	99
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	97	97
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	147	147
5.28%, due 10/26/2006	147	147
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	99	99
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	196	196
Yorktown Capital LLC
5.29%, due 10/18/2006	199	199
Euro Dollar Overnight (0.4%)
Abbey National PLC
5.27%, due 10/03/2006	199	199
BNP Paribas
5.26%, due 10/05/2006	248	248
Lloyds TSB Bank
5.27%, due 10/02/2006	248	248
Svenska Handlesbanken
5.35%, due 10/02/2006	257	257
UBS AG
5.31%, due 10/02/2006	347	347

2

Euro Dollar Terms (1.8%)
Bank of Nova Scotia
5.28%, due 10/11/2006	298	298
Barclays
5.31%, due 10/20/2006	248	248
5.30%, due 11/03/2006	298	298
5.31%, due 11/21/2006	447	447
Branch Banker &Trust
5.27%, due 10/10/2006	447	447
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	149	149
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	496	496
Fortis Bank
5.30%, due 11/20/2006	595	595
Harris NA
5.28%, due 11/22/2006	496	496
Royal Bank of Canada
5.30%, due 10/27/2006	248	248
5.30%, due 11/17/2006	99	99
Royal Bank of Scotland
5.30%, due 10/27/2006	645	645
Societe Generale
5.28%, due 11/01/2006	496	496
Toronto Dominion Bank
5.27%, due 10/12/2006	248	248
UBS AG
5.30%, due 10/27/2006	496	496
Wells Fargo
5.27%, due 10/17/2006	99	99
Repurchase Agreements (1.4%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $163 on 10/02/2006	163	163
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $2,732 on 10/02/2006	2,731	2,731
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $324 on 10/02/2006	323	323
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $936 on 10/02/2006	935	935
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $507 on 10/02/2006	507	507

	Shares	Value
Investment Companies (0.6%)
American Beacon Fund
1-day yield of 5.27%	14,492	15
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	810,245	810
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	1,083,065	1,083
Total Security Lending Collateral (cost: $15,836)		15,836
Total Investment Securities (cost: $313,354) #		$334,489

3

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $14,453.
(a)	Passive Foreign Investment Company.
*	Floating or variable rate note. Rate is listed as of September 30, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $4,814, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
#

Aggregate cost for Federal income tax purposes is $316,624. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $20,887 and $3,022, respectively. Net unrealized appreciation for tax purposes is $17,865.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $1,081 or 0.3% of the net assets of the Fund.

ADR	American Depositary Receipt

4

MFS International Equity

SCHEDULE OF INVESTMENTS

September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Chemicals & Allied Products	11.6%	$37,727
Commercial Banks	11.4%	37,063
Pharmaceuticals	9.2%	29,797
Beverages	6.0%	19,563
Oil & Gas Extraction	4.7%	15,189
Insurance	4.5%	14,423
Food & Kindred Products	4.1%	13,151
Industrial Machinery & Equipment	3.5%	11,451
Amusement & Recreation Services	3.4%	11,167
Computer & Office Equipment	3.4%	10,909
Security & Commodity Brokers	3.1%	9,980
Life Insurance	3.1%	9,913
Electronic & Other Electric Equipment	3.0%	9,836
Business Services	2.7%	8,724
Electric Services	2.4%	7,902
Electronic Components & Accessories	2.4%	7,772
Automotive	2.3%	7,314
Food Stores	2.2%	7,044
Telecommunications	1.8%	5,954
Petroleum Refining	1.6%	5,224
Gas Production & Distribution	1.4%	4,534
Rubber & Misc. Plastic Products	1.3%	4,246
Lumber & Other Building Materials	1.2%	4,023
Radio & Television Broadcasting	1.2%	3,830
Manufacturing Industries	1.1%	3,505
Apparel & Accessory Stores	1.1%	3,423
Wholesale Trade Durable Goods	1.0%	3,314
Transportation Equipment	0.8%	2,728
Railroads	0.8%	2,713
Communications Equipment	0.7%	2,252
Business Credit Institutions	0.7%	2,165
Medical Instruments & Supplies	0.6%	1,817
Investment Securities, at value	98.3%	318,653
Short-Term Investments	4.9%	15,836
Total Investment Securities	103.2%	$334,489

Munder Net50

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.3%)
Amusement & Recreation Services (0.4%)
Digital Music Group, Inc. ‡ †	60,000	$377
Business Services (18.8%)
24/7 Real Media, Inc. ‡	89,800	767
51job, Inc., ADR ‡ †	27,000	361
Akamai Technologies, Inc. ‡	33,400	1,670
Aptimus, Inc. ‡	5,800	41
aQuantive, Inc. ‡ †	116,200	2,745
Ctrip.com International, Ltd., ADR ‡	28,500	1,281
eBay, Inc. ‡	103,800	2,944
Marchex, Inc.-Class B ‡ †	41,000	629
Monster Worldwide, Inc. ‡	111,400	4,032
NetEase.com, ADR ‡ †	107,200	1,754
Netratings, Inc. ‡	20,000	285
The9, Ltd., ADR ‡ †	22,000	471
Valueclick, Inc. ‡	103,392	1,917
Communication (1.2%)
j2 Global Communications, Inc. ‡ †	44,000	1,195
Communications Equipment (0.7%)
QUALCOMM, Inc.	19,700	716
Computer & Data Processing Services (49.8%)
Adobe Systems, Inc. ‡	29,686	1,112
Baidu.com, ADR ‡ †	8,500	744
Bankrate, Inc. ‡ †	90,100	2,393
Blackboard, Inc. ‡ †	25,000	662
Checkfree Corp. ‡	28,300	1,169
CNET Networks, Inc. ‡ †	271,400	2,600
Digital Insight Corp. ‡	42,300	1,240
Digital River, Inc. ‡	57,000	2,914
Google, Inc.-Class A ‡	16,700	6,712
Knot (The), Inc. ‡ †	138,600	3,067
Liquidity Services, Inc. ‡	61,700	962
Microsoft Corp.	47,700	1,304
Move, Inc. ‡	792,830	3,893
NetFlix, Inc. ‡ †	138,500	3,155
NIC, Inc. ‡	115,000	592
Red Hat, Inc. ‡ †	59,700	1,258
Rediff.Com India, Ltd., ADR ‡ †	60,000	874
salesforce.com, Inc. ‡ †	27,000	969
Shanda Interactive Entertainment, Ltd., ADR ‡	55,300	829
Sify, Ltd., ADR ‡ †	71,000	651
SINA Corp. ‡ †	143,200	3,601
Sohu.com, Inc. ‡	93,200	2,052
Tencent Holdings, Ltd.	240,000	552
TheStreet.com, Inc.	59,000	628
TOM Online, Inc., ADR ‡ †	61,100	734
Website Pros, Inc. ‡	31,000	337
Yahoo!, Inc. ‡	199,100	5,033
Computer & Office Equipment (5.3%)
Apple Computer, Inc. ‡	47,300	3,643
Cisco Systems, Inc. ‡	71,100	1,635
Drug Stores & Proprietary Stores (0.7%)
Drugstore.Com, Inc. ‡	215,000	742
Management Services (1.5%)
Digitas, Inc. ‡	156,500	1,505
Pharmaceuticals (0.8%)
PetMed Express, Inc. ‡	77,000	804
Printing & Publishing (0.6%)
VistaPrint, Ltd. ‡	22,000	571
Radio & Television Broadcasting (1.5%)
IAC/InterActiveCorp. ‡	52,041	1,497
Retail Trade (11.8%)
Amazon.com, Inc. ‡	62,500	2,007

1

Autobytel, Inc. ‡	207,400	608
Celebrate Express, Inc. ‡	49,700	634
GSI Commerce, Inc. ‡ †	103,900	1,542
priceline.com, Inc. ‡ †	132,450	4,873
Shutterfly, Inc. ‡	4,300	67
Stamps.com, Inc. ‡	112,500	2,144
Security & Commodity Brokers (6.2%)
Ameritrade Holding Corp.	184,100	3,470
E*TRADE Financial Corp. ‡	115,700	2,744
Total Common Stocks (cost: $89,504)		99,708

	Principal	Value
SHORT-TERM OBLIGATIONS (0.4%)
Repurchase Agreements (0.4%)
Investors Bank & Trust Co. 3.52%, dated 09/29/2006 to be repurchased at $377. on 10/02/2006 ■•	377	377
Total Short-Term Obligations (cost: $377)		377

SECURITY LENDING COLLATERAL (24.5%)
Debt (21.6%)
Bank Notes (0.8%)
Bank of America
5.30%, due 11/20/2006 *	773	773
Commercial Paper (2.6%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	155	155
CIESCO LLC-144A
5.29%, due 11/16/2006	155	155
Clipper Receivables Corp.
5.28%, due 10/19/2006	228	228
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	153	153
General Electric Capital Corp.
5.29%, due 11/03/2006	376	376
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	155	155
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	151	151
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	229	229
5.28%, due 10/26/2006	228	228
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	155	155
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	306	306
Yorktown Capital LLC
5.29%, due 10/18/2006	309	309
Euro Dollar Overnight (2.0%)
Abbey National PLC
5.27%, due 10/03/2006	309	309
BNP Paribas
5.26%, due 10/05/2006	386	386
Lloyds TSB Bank
5.27%, due 10/02/2006	386	386
Svenska Handlesbanken
5.35%, due 10/02/2006	400	400
UBS AG
5.31%, due 10/02/2006	541	541

2

Euro Dollar Terms (9.0%)
Bank of Nova Scotia
5.28%, due 10/11/2006	464	464
Barclays
5.31%, due 10/20/2006	386	386
5.30%, due 11/03/2006	464	464
5.31%, due 11/21/2006	696	696
Branch Banker &Trust
5.27%, due 10/10/2006	696	696
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	232	232
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	773	773
Fortis Bank
5.30%, due 11/20/2006	928	928
Harris NA
5.28%, due 11/22/2006	773	773
Royal Bank of Canada
5.30%, due 10/27/2006	386	386
5.30%, due 11/17/2006	155	155
Royal Bank of Scotland
5.30%, due 10/27/2006	1,005	1,005
Societe Generale
5.28%, due 11/01/2006	773	773
Toronto Dominion Bank
5.27%, due 10/12/2006	386	386
UBS AG
5.30%, due 10/27/2006	773	773
Wells Fargo
5.27%, due 10/17/2006	155	155
Repurchase Agreements (7.2%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $254 on 10/02/2006	254	254
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $4,256 on 10/02/2006	4,254	4,254
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $504 on 10/02/2006	504	504
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $1,457 on 10/02/2006	1,457	1,457
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $789 on 10/02/2006	789	789

	Shares	Value
Investment Companies (2.9%)
American Beacon Fund
1-day yield of 5.27%	22,576	23
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	1,262,202	1,262
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	1,687,202	1,687
Total Security Lending Collateral (cost: $24,670)		24,670

Total Investment Securities (cost: $114,551) #		$124,755

3

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $23,699.
■

At September 30, 2006, repurchase agreements excluding collateral for securities on loan are collateralized by a U.S. Government Agency Obligation with an interest rate and maturity date of 6.50% and 09/25/2021, respectively, and with a market value plus accrued interest of $396.

*	Floating or variable rate note. Rate is listed as of September 30, 2006.
††

Cash collateral for the Repurchase Agreements, valued at $7,500, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
•

Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund and provides various administrative services on behalf of the Funds.

#

Aggregate cost for Federal income tax purposes is $115,202. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $15,988 and $6,435, respectively. Net unrealized appreciation for tax purposes is $9,553.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $1,687 or 1.7% of the net assets of the Fund.

ADR	American Depositary Receipt

PIMCO Total Return

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (2.9%)
U.S. Treasury Inflation Indexed Bond
3.38%, due 01/15/2007	$9,246	$9,166
0.88%, due 04/15/2010	12,566	11,907
3.00%, due 07/15/2012 †	1,267	1,315
2.38%, due 01/15/2025 †	907	921
Total U.S. Government Obligations (cost: $23,353)		23,309

U.S. GOVERNMENT AGENCY OBLIGATIONS (55.5%)
Fannie Mae
5.50%, due 03/01/2016	262	263
5.50%, due 07/01/2016	290	291
5.50%, due 11/01/2016	105	105
5.50%, due 12/01/2016	238	239
6.00%, due 01/01/2017	6	6
5.50%, due 04/01/2017	119	120
6.00%, due 05/01/2017	5	5
5.50%, due 06/01/2017	62	62
5.50%, due 08/01/2017	193	193
5.50%, due 09/01/2017	203	204
5.50%, due 11/01/2017	25	25
5.00%, due 02/01/2018	23	22
5.00%, due 05/01/2018	540	532
5.00%, due 06/01/2018	547	540
5.00%, due 08/01/2018	447	441
5.00%, due 10/01/2018	171	168
5.00%, due 12/01/2018	652	643
5.00%, due 02/01/2019	27	27
5.00%, due 03/01/2019	163	160
5.00%, due 04/01/2019	727	715
5.00%, due 07/01/2019	426	419
5.00%, due 08/01/2019	322	317
5.00%, due 11/01/2019	3,307	3,255
5.00%, due 12/01/2019	970	955
5.00%, due 01/01/2020	139	136
5.00%, due 02/01/2020	221	217
5.00%, due 08/01/2020	29,761	29,253
5.00%, due 09/01/2020	18,706	18,387
5.00%, due 10/01/2020	445	437
5.00%, due 12/01/2020	300	295
5.00%, due 01/01/2021	2,000	1,966
5.00%, due 02/01/2021	555	546
5.00%, due 05/01/2021	4,399	4,323
6.56%, due 01/01/2028 *	147	150
6.50%, due 05/01/2032	107	109
5.50%, due 01/01/2033	126	125
5.50%, due 02/01/2033	613	606
5.50%, due 03/01/2033	10,489	10,369
5.50%, due 04/01/2033	2,694	2,662
5.50%, due 07/01/2033	2,159	2,133
5.50%, due 08/01/2033	96	95
5.50%, due 11/01/2033	6,735	6,654
5.50%, due 12/01/2033	314	310
5.50%, due 01/01/2034	2,589	2,558
5.50%, due 02/01/2034	914	902
5.50%, due 04/01/2034	15,348	15,163
5.50%, due 05/01/2034	12,856	12,699
6.50%, due 05/01/2034	128	131
5.50%, due 06/01/2034	23	22
5.50%, due 09/01/2034	1,168	1,153
5.50%, due 10/01/2034	653	644
5.50%, due 11/01/2034	5,547	5,475
5.50%, due 12/01/2034	3,330	3,287
5.50%, due 04/01/2035	9,704	9,722

1

5.50%, due 05/01/2035	11,290		11,128
5.50%, due 06/01/2035	5,599		5,519
5.50%, due 07/01/2035	2,820		2,779
4.77%, due 08/01/2035	4,573		4,504
5.50%, due 08/01/2035	7,481		7,374
5.50%, due 09/01/2035	703		693
5.50%, due 10/01/2035	1,345		1,325
5.00%, due 11/01/2035	174		168
5.50%, due 04/01/2036	798		786
5.50%, due 05/01/2036	1,410		1,389
5.50%, due 06/01/2036	200		197
5.50%, due 07/01/2036	578		570
6.50%, due 06/17/2038	3,700		3,792
Fannie Mae TBA
5.00%, due 10/01/2021	31,000		30,457
6.00%, due 10/01/2036	101,000		101,442
6.50%, due 10/01/2036	104,000		105,885
Freddie Mac
7.03%, due 08/01/2023 *	167		171
5.68%, due 12/15/2029 *	184		185
5.35%, due 09/01/2035	4,779		4,778
6.50%, due 07/25/2043	234		239
5.63%, due 10/25/2044 *	6,396		6,461
Ginnie Mae
6.50%, due 02/15/2029	93		95
6.50%, due 03/15/2029	161		166
6.50%, due 04/15/2029	6		6
6.50%, due 05/15/2029	11		11
6.50%, due 07/15/2029	7		7
6.50%, due 09/15/2029	90		93
6.50%, due 06/20/2032	13		14
5.50%, due 11/15/2032	776		772
5.50%, due 12/15/2032	1,218		1,211
5.50%, due 05/15/2033	232		230
5.50%, due 11/15/2033	930		924
5.50%, due 12/15/2033	1,414		1,406
5.50%, due 01/15/2034	450		448
5.50%, due 02/15/2034	941		936
5.50%, due 11/15/2035	577		574
5.50%, due 02/15/2036	10,541		10,471
Total U.S. Government Agency Obligations (cost: $450,650)			447,442

FOREIGN GOVERNMENT OBLIGATIONS (11.9%)
French Republic
Zero Coupon, due 11/02/2006	EUR	14,000	17,688
Zero Coupon, due 12/21/2006	EUR	7,360	9,258
Hong Kong Government-144A
5.13%, due 08/01/2014	2,700		2,686
Italian Republic
0.38%, due 10/10/2006	JPY	1,028,000	8,707
Japan Government
2.88%, due 12/20/2006	JPY	630,000	5,366
Korea Highway Corp.-144A
5.13%, due 05/20/2015	850		828
Republic of Brazil
7.88%, due 03/07/2015	75		82
8.88%, due 10/14/2019	25		30
Republic of Germany
Zero Coupon, due 10/18/2006	EUR	16,700	21,128
Republic of Holand
Zero Coupon, due 10/31/2006	EUR	23,860	30,153
Republic of South Africa
5.25%, due 05/16/2013	EUR	65	85
Total Foreign Government Obligations (cost: $96,732)			96,011

2

MORTGAGE-BACKED SECURITIES (6.6%)
Bank of America Mortgage Securities, Series 2002-K, Class 2A1
5.41%, due 10/20/2032 *	82	82
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1
4.80%, due 01/25/2034 *	362	358
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1
4.65%, due 01/25/2034 *	529	527
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1
4.63%, due 10/25/2035 *	3,360	3,277
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class IA1
4.90%, due 10/25/2035 *	6,873	6,790
Countrywide Alternative Loan Trust, Series 2003-J11, Class 4A1
6.00%, due 10/25/2032	95	95
Countrywide Alternative Loan Trust, Series 2005-11CB, Class 2A8
4.50%, due 06/25/2035	1,056	1,042
Countrywide Alternative Loan Trust, Series 2005-81, Class A1
5.61%, due 02/25/2037 *	3,450	3,450
Countrywide Alternative Loan Trust, Series 2006-OA1, Class 2A1
5.54%, due 03/20/2046 *	3,363	3,367
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-30, Class M
3.85%, due 10/19/2032 *	467	466
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 1A2
5.60%, due 05/25/2034 *	62	62
Credit Suisse First Boston Mortgage Securities Corp., Series 2002, Class P-3-144A
5.88%, due 08/25/2033 * ™	213	213
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P2A, Class A2
5.66%, due 03/25/2032 * ™	51	51
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB, Class A1B1
5.84%, due 10/25/2036 ™	2,300	2,302
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.54%, due 09/25/2035 *	1,273	1,255
Lehman XS Trust, Series 2006-10N, Class 1A1A
5.41%, due 07/25/2046 *	2,739	2,709
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1
6.50%, due 03/25/2032	103	104
Sequoia Mortgage Trust, Series 10, Class 2A1
5.71%, due 10/20/2027 *	378	378
Small Business Administration Participation, Series 2003-201
5.13%, due 09/01/2023	522	520
Small Business Administration, Series 2004-20C
4.34%, due 03/01/2024	2,991	2,845
Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A-1
5.66%, due 09/19/2032 *	121	121
Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A1
5.61%, due 02/25/2036 *	647	648
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 2A1
5.55%, due 05/25/2036 *	3,619	3,624
Wachovia Bank Commercial Mortgage Trust, Series 2006-WHL7, Class A1
5.49%, due 08/11/2018 * ™	2,500	2,502

3

Washington Mutual, Inc., Series 2006-AR7, Class 3A
5.68%, due 07/25/2046 *	3,632	3,632
Washington Mutual, Inc., Series 2006-AR9, Class 2A
5.68%, due 08/25/2046 *	3,656	3,656
Washington Mutual, Series 2002-AR10, Class A6
4.82%, due 10/25/2032 *	90	89
Washington Mutual, Series 2002-AR2, Class A
5.43%, due 02/27/2034 *	264	268
Washington Mutual, Series 2003-R1, Class A1
5.60%, due 12/25/2027 *	8,774	8,771
Total Mortgage-Backed Securities (cost: $53,398)		53,204

ASSET-BACKED SECURITIES (2.3%)
Ameriquest Mortgage Securities, Inc., Series 2006-R1, Class A2A
5.41%, due 03/25/2036 *	714	714
Amortizing Residential Collateral Trust, Series 2002-BC4, Class A
5.62%, due 07/25/2032 *	6	6
Bear Stearns Asset Backed Securities, Inc., Series 2002-2, Class A1
5.66%, due 10/25/2032 *	66	66
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV1
5.38%, due 01/25/2037 *	2,670	2,670
Countrywide Asset-Backed Certificates, Series 2006-8, Class 2A1
5.36%, due 01/25/2046 *	3,460	3,460
Countrywide Asset-Backed Certificates, Series 2006-SD1, Class A1
5.49%, due 02/25/2036 *	2,252	2,252
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FFH1, Class A1
5.40%, due 01/25/2036 *	218	218
Home Equity Asset Trust, Series 2002-1, Class A4
5.63%, due 11/25/2032 *	1	1
Morgan Stanley ABS Capital I, Series 2006-WMC2, Class A2A
5.37%, due 07/25/2036 *	2,660	2,660
Park Place Securities, Inc., Series 2005-WHQ4, Class A2A
5.44%, due 09/25/2035 *	274	274
Quest Trust, Series 2004-X2, Class A - 144A
5.89%, due 06/25/2034 *	185	186
RACERS Series 1997-R-8-3-144A
5.71%, due 08/15/2007 * d™	1,100	1,098
Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI1
5.41%, due 01/25/2036 *	2,328	2,328
SLM Student Loan Trust, Series 2004-8, Class A2
5.51%, due 07/25/2013 *	5	5
Small Business Administration, Series 2004-P10, Class A
4.50%, due 02/10/2014	1,471	1,426
Soundview Home Equity Loan Trust, Series 2005-B, Class A1
5.44%, due 05/25/2035 *	405	405
Structured Asset Securities Corp., Series 2002-HF1, Class A
5.61%, due 01/25/2033 *	2	2
Wells Fargo Home Equity Trust, Series 2005-3, Class AII1
5.44%, due 11/25/2035 d	1,071	1,071
Total Asset-Backed Securities (cost: $18,883)		18,842

MUNICIPAL BONDS (0.5%)
Revenue-Tobacco (0.4%)
Golden State Tobacco Securitization Corp., CA
6.75%, due 06/01/2039	460	519

4

Tobacco Settlement Financing Corp., LA
5.88%, due 05/15/2039	100		106
Tobacco Settlement Financing Corp., NJ
6.38%, due 06/01/2032	2,175		2,385
6.75%, due 06/01/2039	260		291
Revenue-Utilities (0.1%)
New York, NY, City Municipal Water Finance Authority
5.00%, due 06/15/2035	340		353
Total Municipal Bonds (cost: $3,163)			3,654

CORPORATE DEBT SECURITIES (6.4%)
Air Transportation (0.2%)
Continental Airlines, Inc.
7.06%, due 09/15/2009	1,000		1,033
UAL Corp.
6.20%, due 09/01/2008	461		461
6.60%, due 09/01/2013	133		133
Automotive (0.2%)
Toyota Credit Canada, Inc.
0.56%, due 05/24/2007	JPY	200,000	1,693
Business Credit Institutions (0.3%)
Ford Motor Credit Co.
7.00%, due 10/01/2013 †	2,500		2,320
Commercial Banks (1.4%)
China Development Bank
5.00%, due 10/15/2015	300		290
HSBC Capital Funding LP-144A
10.18%, due 06/30/2030 (a) (b)	100		147
Rabobank Capital Funding II-144A
5.26%, due 12/31/2013 (a) (b)	1,000		979
Rabobank Capital Funding Trust III-144A
5.25%, due 10/21/2016 (a) (b)	1,480		1,429
Rabobank Nederland-144A
5.53%, due 01/15/2009 *	3,800		3,800
Santander US Debt SA Unipersonal-144A
5.54%, due 02/06/2009 *	3,800		3,803
Sumitomo Mitsui Banking-144A
5.63%, due 10/15/2015 (a) (b)	550		535
Communication (0.0%)
Comcast Cable Communications
6.75%, due 01/30/2011	210		221
Comcast Corp.
6.50%, due 01/15/2015	200		209
Electric Services (0.5%)
Columbus Southern Power Co., Series C
5.50%, due 03/01/2013	100		100
Florida Power Corp.
4.80%, due 03/01/2013	1,960		1,899
Ohio Power Co., Series F
5.50%, due 02/15/2013	100		100
Progress Energy, Inc.
7.10%, due 03/01/2011	600		643
6.85%, due 04/15/2012	440		470
PSEG Power LLC
6.95%, due 06/01/2012	921		977
Electric, Gas & Sanitary Services (0.3%)
Entergy Gulf States, Inc.
5.70%, due 06/01/2015	750		729
Niagara Mohawk Power Corp.
7.75%, due 10/01/2008	825		861
Waste Management, Inc.
7.38%, due 08/01/2010	700		750
6.38%, due 11/15/2012	375		392

5

Food & Kindred Products (0.1%)
Reynolds American, Inc., Senior Secured Note-144A
7.63%, due 06/01/2016	800		830
Gas Production & Distribution (0.3%)
El Paso Energy Corp.
7.80%, due 08/01/2031	450		461
7.75%, due 01/15/2032	425		436
Sonat, Inc.
7.63%, due 07/15/2011	1,000		1,025
Southern Natural Gas Co.
8.00%, due 03/01/2032	820		907
Holding & Other Investment Offices (0.2%)
Weather Investments SARL
Zero Coupon, due 06/17/2012 d	EUR	1,000	1,263
Hotels & Other Lodging Places (0.1%)
Park Place Entertainment Corp.
7.50%, due 09/01/2009	800		836
Starwood Hotels & Resorts Worldwide, Inc.
7.88%, due 05/01/2012	350		367
Manufacturing Industries (0.2%)
Tyco International Group SA
6.38%, due 10/15/2011	1,510		1,583
Mortgage Bankers & Brokers (0.1%)
Petroleum Export/Cayman-144A
5.27%, due 06/15/2011	673		663
Motion Pictures (0.0%)
Time Warner, Inc.
6.88%, due 05/01/2012	410		434
Oil & Gas Extraction (0.4%)
Gaz Capital for Gazprom
8.63%, due 04/28/2034	2,300		2,853
Personal Credit Institutions (0.3%)
Ford Motor Credit Co., Senior Note
5.70%, due 01/15/2010	800		739
General Electric Capital Corp.
1.40%, due 11/02/2006	JPY	80,000	678
General Motors Acceptance Corp.
6.41%, due 01/16/2007 *	180		180
Household Finance Corp.
6.38%, due 11/27/2012	800		839
Petroleum Refining (0.1%)
Enterprise Products Operating, LP
4.95%, due 06/01/2010	500		489
Radio & Television Broadcasting (0.0%)
Clear Channel Communications, Inc.
7.25%, due 10/15/2027	300		291
Railroads (0.1%)
Norfolk Southern Corp.
6.75%, due 02/15/2011	550		581
Security & Commodity Brokers (0.1%)
Bear Stearns Cos. (The), Inc.
7.63%, due 12/07/2009	560		600
Telecommunications (1.5%)
BellSouth Corp.
5.58%, due 08/15/2008 *	4,200		4,201
Cingular Wireless LLC
6.50%, due 12/15/2011	560		587
France Telecom SA
6.75%, due 03/14/2008 (c)	EUR	1,569	2,065
KT Corp.-144A
4.88%, due 07/15/2015	900		852

6

SBC Communications, Inc.
4.13%, due 09/15/2009	3,025		2,929
Verizon Global Funding Corp.
7.60%, due 03/15/2007	25		25
Wind Acquisition Finance, Series B
5.63%, due 06/17/2013 d™	EUR	500	635
Wind Acquisition Finance, Series C
6.13%, due 06/17/2014 d™	EUR	500	638
Total Corporate Debt Securities (cost: $50,249)			51,961

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.5%)
U.S. Treasury Bill
4.79%, due 12/14/2006 ❖	250		247
4.81%, due 12/14/2006 ❖	3,830		3,792
Total Short-Term U.S. Government Obligations (cost: $4,039)			4,039

COMMERCIAL PAPER (30.2%)
Commercial Banks (24.1%)
Abbey National North America LLC
5.26%, due 10/05/2006	20,100		20,085
ASB Bank, Ltd.-144A
5.35%, due 10/26/2006	20,600		20,520
Bank of America Corp.
5.28%, due 12/01/2006	21,000		20,809
5.27%, due 12/06/2006	2,200		2,178
5.26%, due 12/14/2006	100		99
Danske Corp.
5.36%, due 10/26/2006	20,500		20,421
5.37%, due 10/30/2006	2,200		2,190
5.27%, due 12/27/2006	500		494
DNB NOR Bank ASA
5.37%, due 10/17/2006	20,400		20,348
Fortis Funding LLC-144A
5.24%, due 10/25/2006	21,600		21,521
Skandinaviska Enskilda Banken AB-144A
5.36%, due 10/27/2006	7,700		7,669
Societe Generale North America, Inc.
5.38%, due 10/11/2006	20,000		19,967
5.27%, due 12/21/2006	1,000		988
5.25%, due 01/08/2007	2,200		2,168
UBS Finance Delaware LLC
5.34%, due 10/02/2006	9,300		9,297
5.37%, due 10/10/2006	4,900		4,893
Westpac Banking Corp.-144A
5.37%, due 10/16/2006	20,500		20,451
Mortgage Bankers & Brokers (2.9%)
Barclays U.S. Funding Corp.
5.41%, due 10/20/2006	20,500		20,439
5.28%, due 11/22/2006	2,700		2,679
Oil & Gas Extraction (2.7%)
Total Capital SA-144A
5.36%, due 10/02/2006	22,000		21,994
Radio & Television Broadcasting (0.5%)
Viacom, Inc.-144A
5.59%, due 05/29/2007	3,800		3,800
Total Commercial Paper (cost: $243,011)			243,010

SHORT-TERM OBLIGATIONS (2.7%)
Commercial Banks (0.9%)
Countrywide Bank NA Certificate of Deposit
5.34%, due 10/18/2006	7,500		7,500

7

Repurchase Agreements (1.8%)
Lehman Brothers, Inc. 5.05%, dated 09/29/2006 to be repurchased at $14,006
on 10/02/2006 ■	14,000	14,000
Total Short-Term Obligations (cost: $21,500)		21,500

	Contractsö	Value
PURCHASED OPTIONS (0.0%)
Put Options (0.0%)
90-Day Euro Dollar Futures	413	3
Put Strike $91.75
Expires 12/18/2006
90-Day Euro Dollar Futures	577	4
Put Strike $94.13
Expires 12/18/2006
90-Day Euro Dollar Futures	373	2
Put Strike $91.25
Expires 06/18/2007
90-Day Euro Dollar Futures	692	4
Put Strike $91.25
Expires 09/17/2007
90-Day Euro Dollar Futures	1,106	7
Put Strike $91.50
Expires 09/17/2007
Total Purchased Options (cost: $34)		20

	Notional Amount	Value
PURCHASED SWAPTIONS (0.5%)
Covered Call Swaptions (0.5%)
EURIBOR Rate Swaption d™	79,200,000	525
Call Strike $3.96
Expires 07/04/2009
GBP-LIBOR Rate Swaption d™	16,000,000	79
Call Strike $5.00
Expires 06/15/2007
GBP-LIBOR Rate Swaption d™	7,000,000	41
Call Strike $5.06
Expires 06/15/2007
LIBOR Rate Swaption d™	107,000,000	-	☐
Call Strike $4.50
Expires 10/04/2006
LIBOR Rate Swaption d™	26,700,000	28
Call Strike $4.73
Expires 02/01/2007
LIBOR Rate Swaption d™	42,000,000	336
Call Strike $5.25
Expires 06/07/2007
LIBOR Rate Swaption d™	68,500,000	801
Call Strike $5.50
Expires 06/30/2007
LIBOR Rate Swaption d™	109,400,000	915
Call Strike $5.25
Expires 07/02/2007
LIBOR Rate Swaption d™	41,400,000	300
Call Strike $5.00
Expires 12/20/2007
LIBOR Rate Swaption d™	73,900,000	733
Call Strike $5.37
Expires 07/02/2007
Total Purchased Swaptions (cost: $2,773)		3,758

8

SECURITY LENDING COLLATERAL (0.5%)
Debt (0.5%)
Bank Notes (0.0%)
Bank of America
5.30%, due 11/20/2006 *	139	139
Commercial Paper (0.1%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	28	28
CIESCO LLC-144A
5.29%, due 11/16/2006	28	28
Clipper Receivables Corp.
5.28%, due 10/19/2006	41	41
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	27	27
General Electric Capital Corp.
5.29%, due 11/03/2006	68	68
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	28	28
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	27	27
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	41	41
5.28%, due 10/26/2006	41	41
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	28	28
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	55	55
Yorktown Capital LLC
5.29%, due 10/18/2006	55	55
Euro Dollar Overnight (0.0%)
Abbey National PLC
5.27%, due 10/03/2006	55	55
BNP Paribas
5.26%, due 10/05/2006	69	69
Lloyds TSB Bank
5.27%, due 10/02/2006	69	69
Svenska Handlesbanken
5.35%, due 10/02/2006	72	72
UBS AG
5.31%, due 10/02/2006	97	97
Euro Dollar Terms (0.2%)
Bank of Nova Scotia
5.28%, due 10/11/2006	83	83
Barclays
5.31%, due 10/20/2006	69	69
5.30%, due 11/03/2006	83	83
5.31%, due 11/21/2006	125	125
Branch Banker &Trust
5.27%, due 10/10/2006	125	125
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	42	42
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	139	139
Fortis Bank
5.30%, due 11/20/2006	166	166
Harris NA
5.28%, due 11/22/2006	139	139
Royal Bank of Canada
5.30%, due 10/27/2006	69	69
5.30%, due 11/17/2006	28	28
Royal Bank of Scotland
5.30%, due 10/27/2006	180	180
Societe Generale
5.28%, due 11/01/2006	139	139
Toronto Dominion Bank
5.27%, due 10/12/2006	69	69

9

UBS AG
5.30%, due 10/27/2006	139	139
Wells Fargo
5.27%, due 10/17/2006	28	28
Repurchase Agreements (0.2%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $46 on 10/02/2006	46	46
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $764 on 10/02/2006	763	763
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $90 on 10/02/2006	90	90
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $262 on 10/02/2006	261	261
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $142 on 10/02/2006	142	142

	Shares	Value
Investment Companies (0.0%)
American Beacon Fund
1-day yield of 5.27%	4,051	4
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	226,503	227
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	302,769	303
Total Security Lending Collateral (cost: $4,427)		4,427

Total Investment Securities (cost: $972,212) #		$971,177

	Contractsö	Value
WRITTEN OPTIONS (0.0%)
Covered Call Options (0.0%)
10 Year U.S. Treasury Note Futures	310	(213)
Call Strike $108.00
Expires 11/21/2006
Put Options (0.0%)
10 Year U.S. Treasury Bond Futures	114	(2)
Put Strike $104.00
Expires 11/21/2006
Total Written Options (premiums: $131)		(215)

	Notional Amount	Value
WRITTEN SWAPTIONS (-0.5%)
Covered Call Swaptions (-0.5%)
EURIBOR Rate Swaption ™	33,700,000	(669)
Call Strike $4.10
Expires 07/04/2012
GBP-LIBOR Rate Swaption ™	4,600,000	(86)
Call Strike $4.85
Expires 06/15/2007
GBP-LIBOR Rate Swaption ™	2,000,000	(38)
Call Strike $4.85
Expires 06/15/2007
LIBOR Rate Swaption ™	45,000,000	0 ☐
Call Strike $4.54
Expires 10/04/2006
LIBOR Rate Swaption ™	11,500,000	(31)
Call Strike $4.78
Expires 02/01/2007
LIBOR Rate Swaption ™	18,000,000	(333)

10

Call Strike $5.34
Expires 06/07/2007
LIBOR Rate Swaption ™	29,800,000	(809)
Call Strike $5.60
Expires 06/30/2007
LIBOR Rate Swaption ™	24,200,000	(710)
Call Strike $5.50
Expires 07/02/2007
LIBOR Rate Swaption ™	47,600,000	(948)
Call Strike $5.37
Expires 07/02/2007
LIBOR Rate Swaption ™	18,000,000	(305)
Call Strike $5.15
Expires 12/20/2007
Total Written Swaptions (premiums: $2,760)		(3,929)

11

SWAP AGREEMENTS:

			Net Unrealized
	Expiration	Notional	Appreciation
	Date	Amount	(Depreciation)

Receive a fixed rate equal to 0.77% and the Fund will pay to the counterparty at par in the event of default of Russian Federation Government Bond, 2.25%, due 03/31/2030.

Counterparty: JP Morgan Chased	5/20/2007	$400	$1

Receive a fixed rate equal to 0.61% and the Fund will pay to the counterparty at par in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030.

Counterparty: Goldman Sachs Internationald	3/20/2007	1,775	3

Receive a fixed rate equal to 0.70% and the Fund will pay to the counterparty at par in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030.

Counterparty: Goldman Sachs Internationald	3/20/2007	725	2

Receive a fixed rate equal to 3.20% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp., 6.875%, due 08/28/2012.

Counterparty: Lehman Securities, Inc.d	6/20/2007	1,200	18

Receive a fixed rate equal to 2.15% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.

Counterparty:UBS AGd™	10/15/2010	6,300	59

Receive a fixed rate equal to 2.10% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.

Counterparty: Barclays Bank PLCd™	10/15/2010	2,500	19

Receive a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index and the Fund will pay a fixed rate equal to 2.09%.

Counterparty: BNP Paribasd™	10/15/2010	5,000	45

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar-LIBOR.

Counterparty: Deutsche Bank AG	12/15/2035	20,100	(233)

Receive a floating rate based on 6-month Great British Pound-LIBOR and pay a fixed rate equal to 4.00%.

Counterparty: Barclays Bank PLCd	12/15/2035	1,600	65

Receive a floating rate based on 6-month Great British Pound-LIBOR and pay a fixed rate equal to 4.00%.

Counterparty: Deutsche Bank AGd	12/15/2035	6,400	32

Receive a floating rate based on 6-month Japanese Yen-LIBOR and pay a fixed rate equal to 2.00%.

Counterparty: Morgan Stanley Capital Services, Inc.	12/20/2013	1,080,000	(27)

Receive a floating rate based on 3-month United States Dollar-LIBOR and pay a fixed rate equal to 5.00%.

Counterparty: Goldman Sachs Capital Markets, LPd	12/20/2016	10,200	(303)

Receive a floating rate based on 3-month United States Dollar-LIBOR and pay a fixed rate equal to 5.00%.

Counterparty: Morgan Stanley Capital Services, Inc.d	12/20/2016	36,200	(1,074)

12

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar-LIBOR.

Counterparty: Morgan Stanley Capital Services, Inc.	12/20/2011	32,700	524

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar-LIBOR.

Counterparty: Deutsche Bank AG	12/20/2011	15,900	255

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar-LIBOR.

Counterparty: Citibank NA	12/20/2011	3,200	55

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar-LIBOR.

Counterparty: Lehman Securities, Inc.	12/20/2011	24,700	395

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar-LIBOR.

Counterparty:Royal Bank of Scotland PLC	12/20/2011	2,100	34

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar-LIBOR.

Counterparty: Deutsche Bank AG	12/20/2013	6,900	143

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar-LIBOR.

Counterparty: Morgan Stanley Capital Services, Inc.	12/20/2036	3,700	220

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar-LIBOR.

Counterparty: Citibank NA	12/20/2036	2,900	172

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month Great British Pound-LIBOR.

Counterparty: Deutsche Bank AGd	9/15/2015	3,300	15

Receive a floating rate based on 6-month Great British Pound-LIBOR and pay a fixed rate equal to 4.25%.

Counterparty: Goldman Sachs Capital Markets, LPd	6/12/2036	1,500	(79)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar-LIBOR.

Counterparty: JP Morgan Chase	12/20/2011	13,700	214

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 3-month United States Dollar-LIBOR.

Counterparty:UBS AGd	6/18/2009	105,600	354

Receive a fixed rate equal to 6.00% and the Fund will pay a floating rate based on 6-month EURIBOR.

Counterparty: Barclays Bank PLCd	6/18/2034	3,800	237

Receive a fixed rate equal to 14.36% and the Fund will pay a floating rate based on Brazilian Real-CDI.

Counterparty: Merrill Lynch Capital Services™	1/4/2010	3,600	-	☐

Receive a fixed rate equal to 8.86% and the Fund will pay a floating rate based on Mexican Peso TIIE-Banxico.

Counterparty: Citibank NAd™	9/12/2016	33,000	3

Total Swap Agreements (premium $906)			$1,149

13

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $4,307.
*	Floating or variable rate note. Rate is listed as of September 30, 2006.
d	Security is deemed to be illiquid.
(a)	The security has a perpetual maturity. The date shown is the next call date.
(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of September 30, 2006.
(c)	Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor’s or Moody’s for each notch above or below A-/A3.
❖

At September 30, 2006, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts and open futures contracts. The values of all securities segregated at September 30, 2006, are $208 and $3,584, respectively.

■

At September 30, 2006, repurchase agreements excluding collateral for securities on loan are collateralized by a U.S. Government Obligation with an interest rate and maturity date of 5.38% and 02/15/2031, respectively, and with a market value plus accrued interest of $13,186.

††

Cash collateral for the Repurchase Agreements, valued at $1,346, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
ö	Contract amounts are not in thousands.
☐	Value is less than $1.
™	Securities valued as determined in good faith in accordance with procedures established by AEGON/Transamerica Series Trust’s Board of Trustees.
#

Aggregate cost for Federal income tax purposes is $972,339. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $5,478 and $6,640, respectively. Net unrealized depreciation for tax purposes is $1,162.

14

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $114,307 or 14.2% of the net assets of the Fund.

EUR	Euro
EURIBOR	Euro Interbank Offer Rate
GBP	Great British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offer Rate
RACERS	Restructured Asset Certificates with Enhanced Returns

15

PIMCO Total Return

SCHEDULE OF INVESTMENTS
At September 30, 2006
(all amounts in thousands)
(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Euro Dollar	(66,608)	10/31/2006	(84,814)	306
Great British Pound	(1,949)	10/19/2006	(3,692)	50
Japanese Yen	300,000	10/19/2006	$2,561	$(15)
Japanese Yen	(319,031)	11/15/2006	(2,740)	22
			$(88,685)	$363

PIMCO Total Return

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts in thousands)

(unaudited)

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts	Date	Amount	(Depreciation)

10 Year Japan Government Bond	8	12/20/2006	$9,134	$40
10 Year U.S. Treasury Note	1,020	12/29/2006	110,224	1,088
2 Year U.S. Treasury Note	(61)	01/04/2007	(12,475)	(15)
90-Day Euro Dollar	20	03/19/2007	4,741	8
90-Day Euro Dollar	708	06/18/2007	168,123	328
90-Day Euro Dollar	1,128	09/17/2007	268,253	627
90-Day Euro Dollar	1,214	12/17/2007	288,962	915
90-Day Euro Dollar	88	03/17/2008	20,952	40
90-Day Great British Pound LIBOR	254	09/20/2007	56,241	88
90-Day Great British Pound LIBOR	721	12/19/2007	159,713	157
U.S. Treasury Long Bond	104	12/30/2006	11,690	244
			$1,085,558	$3,520

Salomon All Cap

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.7%)
Aerospace (1.4%)
Boeing Co. (The)	65,900	$5,196
Amusement & Recreation Services (2.3%)
Disney (Walt) Co. (The)	270,234	8,353
Automotive (0.7%)
Lear Corp. †	112,842	2,336
Beverages (0.6%)
Molson Coors Brewing Co.-Class B	32,200	2,219
Business Services (2.3%)
eBay, Inc. ‡	82,200	2,331
Interpublic Group of Cos., Inc. † ‡	595,200	5,893
Chemicals & Allied Products (2.6%)
Dow Chemical Co. (The)	104,219	4,062
du Pont (E.I.) de Nemours & Co.	128,200	5,492
Commercial Banks (6.6%)
Bank of America Corp.	168,552	9,029
JP Morgan Chase & Co.	220,600	10,359
State Street Corp.	74,820	4,669
Communications Equipment (2.8%)
Motorola, Inc.	233,500	5,838
Nokia Corp., ADR †	226,300	4,456
Computer & Data Processing Services (2.7%)
Microsoft Corp.	284,630	7,779
VeriSign, Inc. ‡	99,200	2,004
Wave Systems Corp.-Class A ‡	53,400	89
Computer & Office Equipment (4.4%)
Cisco Systems, Inc. ‡	427,712	9,837
International Business Machines Corp.	58,500	4,794
Lexmark International, Inc. † ‡	19,200	1,107
Diversified (2.2%)
Honeywell International, Inc.	193,806	7,927
Electronic Components & Accessories (2.5%)
Intel Corp.	51,000	1,049
Novellus Systems, Inc. ‡	112,700	3,117
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	514,598	4,940
Food & Kindred Products (3.5%)
Kraft Foods, Inc.-Class A †	123,900	4,418
Unilever PLC	159,930	3,934
Unilever PLC, Sponsored ADR	180,774	4,485
Food Stores (1.8%)
Safeway, Inc.	217,700	6,607
Gas Production & Distribution (1.0%)
Williams Cos., Inc. (The)	144,800	3,456
Health Services (0.7%)
Enzo Biochemical, Inc. † ‡	211,014	2,572
Industrial Machinery & Equipment (4.0%)
Applied Materials, Inc. †	242,700	4,303
Baker Hughes, Inc.	38,700	2,639
Caterpillar, Inc.	82,224	5,410
Deere & Co.	24,600	2,064
Instruments & Related Products (3.4%)
Agilent Technologies, Inc. ‡	114,200	3,733
Raytheon Co.	181,700	8,723
Insurance (8.1%)
American International Group, Inc.	71,700	4,751
Chubb Corp.	135,000	7,015
CNA Surety Corp. ‡	205,800	4,157
MGIC Investment Corp.	88,300	5,295
PMI Group, Inc. (The) †	189,300	8,293
Insurance Agents, Brokers & Service (0.7%)
Hartford Financial Services Group, Inc. (The)	29,000	2,516
Lumber & Other Building Materials (1.7%)
Home Depot, Inc. (The)	165,100	5,988

1

Lumber & Wood Products (1.2%)
Weyerhaeuser Co.	72,200	4,443
Medical Instruments & Supplies (0.1%)
Medtronic, Inc.	3,900	181
Motion Pictures (4.8%)
News Corp., Inc.-Class A	234,800	4,614
News Corp., Inc.-Class B †	287,800	5,940
Time Warner, Inc.	375,600	6,847
Oil & Gas Extraction (3.7%)
Anadarko Petroleum Corp.	74,200	3,252
BJ Services Co.	7,100	214
GlobalSantaFe Corp.	66,600	3,329
Halliburton Co.	119,200	3,391
Schlumberger, Ltd. †	52,400	3,250
Paper & Allied Products (0.6%)
Kimberly-Clark Corp.	32,200	2,105
Petroleum Refining (3.4%)
Chevron Corp.	51,400	3,334
ConocoPhillips	29,300	1,744
Exxon Mobil Corp.	47,600	3,194
Murphy Oil Corp. †	87,900	4,180
Pharmaceuticals (14.0%)
Abbott Laboratories	178,138	8,650
GlaxoSmithKline PLC, ADR †	114,600	6,100
Johnson & Johnson	115,300	7,488
Lilly (Eli) & Co.	67,800	3,865
Novartis AG, ADR	131,600	7,691
Pfizer, Inc.	298,200	8,457
Wyeth	166,907	8,486
Primary Metal Industries (1.9%)
Alcoa, Inc.	157,949	4,429
RTI International Metals, Inc. † ‡	52,500	2,288
Radio & Television Broadcasting (2.2%)
Pearson PLC	567,000	8,055
Retail Trade (1.7%)
Wal-Mart Stores, Inc.	125,400	6,185
Security & Commodity Brokers (4.3%)
American Express Co.	99,200	5,563
Franklin Resources, Inc.	12,300	1,301
Merrill Lynch & Co., Inc.	111,300	8,706
Telecommunications (1.8%)
Vodafone Group PLC, ADR †	279,394	6,387
Total Common Stocks (cost: $279,685)		346,904

	Principal	Value
SHORT-TERM OBLIGATIONS (4.3%)
Repurchase Agreements (4.3%)
Investors Bank & Trust Co. 3.52%, dated 9/29/2006 to be repurchased at $15,691 on 10/02/2006 ■•	15,686	15,686
Total Short-Term Obligations (cost: $15,686)		15,686

SECURITY LENDING COLLATERAL (14.6%)
Debt (12.8%)
Bank Notes (0.5%)
Bank of America
5.30%, due 11/20/2006 *	1,652	1,652
Commercial Paper (1.5%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	330	330
CIESCO LLC-144A
5.29%, due 11/16/2006	330	330
Clipper Receivables Corp.
5.28%, due 10/19/2006	488	488

2

Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	326	326
General Electric Capital Corp.
5.29%, due 11/03/2006	804	804
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	330	330
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	324	324
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	489	489
5.28%, due 10/26/2006	488	488
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	330	330
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	653	653
Yorktown Capital LLC
5.29%, due 10/18/2006	661	661
Euro Dollar Overnight (1.2%)
Abbey National PLC
5.27%, due 10/03/2006	661	661
BNP Paribas
5.26%, due 10/05/2006	826	826
Lloyds TSB Bank
5.27%, due 10/02/2006	826	826
Svenska Handlesbanken
5.35%, due 10/02/2006	855	855
UBS AG
5.31%, due 10/02/2006	1,156	1,156
Euro Dollar Terms (5.3%)
Bank of Nova Scotia
5.28%, due 10/11/2006	991	991
Barclays
5.31%, due 10/20/2006	826	826
5.30%, due 11/03/2006	991	991
5.31%, due 11/21/2006	1,487	1,487
Branch Banker &Trust
5.27%, due 10/10/2006	1,487	1,487
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	495	495
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	1,652	1,652
Fortis Bank
5.30%, due 11/20/2006	1,982	1,982
Harris NA
5.28%, due 11/22/2006	1,652	1,652
Royal Bank of Canada
5.30%, due 10/27/2006	826	826
5.30%, due 11/17/2006	330	330
Royal Bank of Scotland
5.30%, due 10/27/2006	2,148	2,148
Societe Generale
5.28%, due 11/01/2006	1,652	1,652
Toronto Dominion Bank
5.27%, due 10/12/2006	826	826
UBS AG
5.30%, due 10/27/2006	1,652	1,652
Wells Fargo
5.27%, due 10/17/2006	330	330
Repurchase Agreements (4.3%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $544 on 10/02/2006	544	544

3

Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $9,094 on 10/02/2006	9,090	9,090
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $1,077 on 10/02/2006	1,077	1,077
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $3,114 on 10/02/2006	3,113	3,113
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $1,687 on 10/02/2006	1,686	1,686

	Shares	Value
Investment Companies (1.8%)
American Beacon Fund
1-day yield of 5.27%	48,242	48
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	2,697,175	2,697
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	3,605,349	3,605
Total Security Lending Collateral (cost: $52,716)		52,716

Total Investment Securities (cost: $348,087) #		$415,306

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $50,109.

‡	Non-income producing.

■

At September 30, 2006, repurchase agreements excluding collateral for securities on loan are collateralized by U.S. Government Agency Obligations with interest rates and maturity dates ranging from 5.58%-9.71% and 12/25/2016-6/01/2033, respectively, and with a market value plus accrued interest of $16,470.

*	Floating or variable rate note. Rate is listed as of September 30, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $14,266, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

•

Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund and provides various administrative services on behalf of the Funds.

#

Aggregate cost for Federal income tax purposes is $348,745. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $69,738 and $3,177, respectively. Net unrealized appreciation for tax purposes is $66,561.

4

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $3,600 or 1.0% of the net assets of the Fund.

ADR	American Depositary Receipt

5

T. Rowe Price Equity Income

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CONVERTIBLE BOND (0.3%)
Communications Equipment (0.3%)
Lucent Technologies, Inc.
8.00%, due 08/01/2031	$1,965	$1,972
Total Convertible Bond (cost: $1,498)		1,972

	Shares	Value
COMMON STOCKS (95.6%)
Amusement & Recreation Services (1.0%)
Disney (Walt) Co. (The)	254,400	7,864
Automotive (0.8%)
Ford Motor Co. †	244,300	1,976
Genuine Parts Co.	109,650	4,729
Beverages (2.3%)
Anheuser-Busch Cos., Inc.	201,000	9,550
Coca-Cola Co. (The)	209,300	9,352
Business Services (0.5%)
Fannie Mae	78,400	4,383
Chemicals & Allied Products (4.0%)
Avon Products, Inc.	217,300	6,662
Chemtura Corp.	148,618	1,289
Colgate-Palmolive Co.	165,000	10,247
du Pont (E.I.) de Nemours & Co.	180,100	7,716
International Flavors & Fragrances, Inc.	162,000	6,405
Commercial Banks (8.8%)
Bank of America Corp.	124,038	6,645
Bank of Ireland	13,500	264
Citigroup, Inc.	80,459	3,996
Fifth Third Bancorp	228,100	8,686
JP Morgan Chase & Co.	450,822	21,171
Mellon Financial Corp.	233,780	9,141
Mercantile Bankshares Corp.	66,100	2,397
National City Corp.	89,600	3,279
State Street Corp.	111,300	6,945
SunTrust Banks, Inc.	79,900	6,175
Wells Fargo & Co.	93,440	3,381
Communication (0.8%)
Comcast Corp.-Class A ‡	110,838	4,084
EchoStar Communications Corp.-Class A ‡	83,600	2,737
Communications Equipment (1.5%)
Lucent Technologies, Inc. ‡	573,300	1,342
Motorola, Inc.	184,700	4,618
Nokia Corp., ADR	320,300	6,307
Computer & Data Processing Services (1.7%)
Microsoft Corp.	505,700	13,821
Computer & Office Equipment (2.7%)
Cisco Systems, Inc. ‡	295,600	6,799
Dell, Inc. ‡	256,400	5,856
International Business Machines Corp.	117,400	9,620
Diversified (1.3%)
Honeywell International, Inc.	264,300	10,810
Electric Services (3.5%)
Duke Energy Corp.	276,800	8,359
FirstEnergy Corp.	94,050	5,254
Pinnacle West Capital Corp.	58,700	2,644
Progress Energy, Inc. †	131,000	5,945
TECO Energy, Inc.	96,700	1,513
Xcel Energy, Inc.	242,300	5,004
Electric, Gas & Sanitary Services (2.6%)
Entergy Corp.	87,600	6,853
NiSource, Inc.	366,800	7,974
Waste Management, Inc.	175,862	6,451
Electronic & Other Electric Equipment (4.0%)
Cooper Industries, Ltd.-Class A	46,907	3,997

1

General Electric Co.	664,450	23,455
Sony Corp.	127,000	5,142
Electronic Components & Accessories (1.8%)
Analog Devices, Inc.	159,900	4,699
Intel Corp.	198,000	4,073
Tyco International, Ltd.	215,000	6,018
Fabricated Metal Products (0.6%)
Fortune Brands, Inc.	66,100	4,965
Food & Kindred Products (2.1%)
Campbell Soup Co. †	119,800	4,373
General Mills, Inc.	131,800	7,460
Hercules, Inc. ‡	37,300	588
McCormick & Co., Inc.	93,900	3,566
Sara Lee Corp.	76,000	1,221
Furniture & Fixtures (0.2%)
Masco Corp.	56,600	1,552
Industrial Machinery & Equipment (1.9%)
Deere & Co.	66,000	5,538
Eaton Corp.	48,800	3,360
Illinois Tool Works, Inc.	34,900	1,567
Pall Corp. †	167,700	5,167
Instruments & Related Products (1.4%)
Eastman Kodak Co. †	235,600	5,277
Raytheon Co.	134,000	6,433
Insurance (3.2%)
American International Group, Inc.	151,800	10,058
Chubb Corp.	73,900	3,840
St. Paul Travelers Cos., Inc. (The)	151,410	7,100
UnumProvident Corp.	260,900	5,059
Insurance Agents, Brokers & Service (1.5%)
Marsh & McLennan Cos., Inc.	438,000	12,330
Life Insurance (1.0%)
Lincoln National Corp.	123,666	7,677
Lumber & Other Building Materials (0.9%)
Home Depot, Inc. (The) †	206,900	7,504
Medical Instruments & Supplies (1.2%)
Baxter International, Inc.	111,400	5,064
Boston Scientific Corp. ‡	332,000	4,910
Mining (0.6%)
Vulcan Materials Co. †	65,400	5,118
Motion Pictures (1.3%)
Time Warner, Inc.	578,400	10,544
Oil & Gas Extraction (2.9%)
Anadarko Petroleum Corp. †	133,600	5,856
Royal Dutch Shell PLC- Class A, ADR	177,500	11,733
Schlumberger, Ltd.	92,700	5,750
Paper & Allied Products (4.3%)
3M Co.	88,300	6,571
Avery Dennison Corp.	113,600	6,835
International Paper Co.	373,893	12,948
Kimberly-Clark Corp.	82,200	5,373
MeadWestvaco Corp.	124,900	3,311
Personal Services (0.6%)
H&R Block, Inc.	231,300	5,028
Petroleum Refining (6.1%)
BP PLC, ADR	101,774	6,674
Chevron Corp.	237,750	15,420
Exxon Mobil Corp.	225,938	15,160
Hess Corp.	184,290	7,633
Murphy Oil Corp. †	109,700	5,216
Pharmaceuticals (8.8%)
Abbott Laboratories	138,100	6,706
Bristol-Myers Squibb Co.	232,000	5,781
Johnson & Johnson	141,900	9,215
Lilly (Eli) & Co.	164,400	9,371

2

MedImmune, Inc. † ‡	118,900	3,473
Merck & Co., Inc.	325,400	13,634
Pfizer, Inc.	370,000	10,493
Schering-Plough Corp.	172,400	3,808
Wyeth	183,800	9,344
Primary Metal Industries (0.6%)
Alcoa, Inc.	167,400	4,694
Printing & Publishing (3.5%)
CBS Corp.-Class B	195,000	5,493
Dow Jones & Co., Inc. †	170,800	5,729
New York Times Co.-Class A †	305,300	7,016
Tribune Co. †	319,500	10,454
Radio & Television Broadcasting (0.7%)
Viacom, Inc.-Class B ‡	155,300	5,774
Radio, Television & Computer Stores (0.3%)
RadioShack Corp. †	141,800	2,737
Railroads (1.8%)
Norfolk Southern Corp.	81,800	3,603
Union Pacific Corp.	122,500	10,780
Regional Mall (0.1%)
Simon Property Group, Inc. REIT	4,432	402
Residential Building Construction (0.4%)
DR Horton, Inc.	128,300	3,073
Retail Trade (1.1%)
Wal-Mart Stores, Inc.	181,900	8,971
Rubber & Misc. Plastic Products (1.0%)
Newell Rubbermaid, Inc.	282,900	8,012
Security & Commodity Brokers (2.9%)
Charles Schwab Corp. (The)	467,500	8,368
Janus Capital Group, Inc.	66,700	1,315
Morgan Stanley	187,200	13,649
Telecommunications (5.5%)
ALLTEL Corp.	123,000	6,827
AT&T, Inc.	442,240	14,399
Qwest Communications International † ‡	927,500	8,088
Sprint Nextel Corp.	345,700	5,929
Verizon Communications, Inc.	217,642	8,081
Windstream Corp.	127,172	1,677
Tobacco Products (0.5%)
UST, Inc. †	73,600	4,036
Toys, Games & Hobbies (1.0%)
Mattel, Inc.	410,300	8,083
Wholesale Trade Nondurable Goods (0.3%)
SYSCO Corp.	61,100	2,044
Total Common Stocks (cost: $629,236)		780,466

	Principal	Value
SECURITY LENDING COLLATERAL (8.6%)
Debt (7.6%)
Bank Notes (0.3%)
Bank of America
5.30%, due 11/20/2006 *	2,205	2,205
Commercial Paper (0.9%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	441	441
CIESCO LLC-144A
5.29%, due 11/16/2006	441	441
Clipper Receivables Corp.
5.28%, due 10/19/2006	652	652
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	435	435
General Electric Capital Corp.
5.29%, due 11/03/2006	1,073	1,073

3

Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	441	441
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	432	432
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	653	653
5.28%, due 10/26/2006	652	652
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	441	441
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	872	872
Yorktown Capital LLC
5.29%, due 10/18/2006	882	882
Euro Dollar Overnight (0.7%)
Abbey National PLC
5.27%, due 10/03/2006	882	882
BNP Paribas
5.26%, due 10/05/2006	1,102	1,102
Lloyds TSB Bank
5.27%, due 10/02/2006	1,102	1,102
Svenska Handlesbanken
5.35%, due 10/02/2006	1,141	1,141
UBS AG
5.31%, due 10/02/2006	1,543	1,543
Euro Dollar Terms (3.2%)
Bank of Nova Scotia
5.28%, due 10/11/2006	1,323	1,323
Barclays
5.31%, due 10/20/2006	1,102	1,102
5.30%, due 11/03/2006	1,323	1,323
5.31%, due 11/21/2006	1,984	1,984
Branch Banker &Trust
5.27%, due 10/10/2006	1,984	1,984
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	661	661
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	2,205	2,205
Fortis Bank
5.30%, due 11/20/2006	2,646	2,646
Harris NA
5.28%, due 11/22/2006	2,205	2,205
Royal Bank of Canada
5.30%, due 10/27/2006	1,102	1,102
5.30%, due 11/17/2006	441	441
Royal Bank of Scotland
5.30%, due 10/27/2006	2,866	2,866
Societe Generale
5.28%, due 11/01/2006	2,205	2,205
Toronto Dominion Bank
5.27%, due 10/12/2006	1,102	1,102
UBS AG
5.30%, due 10/27/2006	2,205	2,205
Wells Fargo
5.27%, due 10/17/2006	441	441
Repurchase Agreements (2.5%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $726 on 10/02/2006	725	725
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $12,137 on 10/02/2006	12,132	12,132
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $1,438 on 10/02/2006	1,437	1,437

4

Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $4,156 on 10/02/2006	4,155	4,155
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $2,251 on 10/02/2006	2,250	2,250

	Shares	Value
Investment Companies (1.0%)
American Beacon Fund
1-day yield of 5.27%	64,387	64
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	3,599,878	3,600
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	4,812,003	4,812
Total Security Lending Collateral (cost: $70,360)		70,360

Total Investment Securities (cost: $701,094) #		$852,798

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $67,833.

‡	Non-income producing.

*	Floating or variable rate note. Rate is listed as of September 30, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $21,390, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

#

Aggregate cost for Federal income tax purposes is $702,079. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $171,286 and $20,567, respectively. Net unrealized appreciation for tax purposes is $150,719.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $4,808 or 0.6% of the net assets of the Fund.

ADR	American Depositary Receipt

5

T. Rowe Price Growth Stock

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.9%)
Aerospace (0.5%)
General Dynamics Corp.	19,800	$1,419
Air Transportation (0.6%)
Southwest Airlines Co.	110,500	1,841
Apparel & Accessory Stores (1.7%)
Kohl’s Corp. ‡	73,600	4,778
Beverages (1.2%)
InBev	13,000	715
PepsiCo, Inc.	40,900	2,669
Business Services (0.7%)
eBay, Inc. ‡	36,900	1,047
First Data Corp.	23,300	979
Chemicals & Allied Products (2.2%)
Monsanto Co.	38,300	1,800
Procter & Gamble Co.	50,557	3,134
Reckitt Benckiser PLC	36,400	1,505
Commercial Banks (5.6%)
Anglo Irish Bank Corp. PLC	133,685	2,193
Citigroup, Inc.	94,608	4,699
Erste Bank der Oesterreichischen Sparkassen AG	34,400	2,140
Northern Trust Corp.	34,000	1,987
State Street Corp.	53,000	3,307
UniCredito Italiano SpA (a) †	235,100	1,949
Communication (1.3%)
Crown Castle International Corp. ‡	85,900	3,027
EchoStar Communications Corp.-Class A ‡	26,400	864
Communications Equipment (1.5%)
Corning, Inc. ‡	67,800	1,655
Nokia Oyj	18,000	357
QUALCOMM, Inc.	15,900	578
Telefonaktiebolaget LM Ericsson-Class B	521,000	1,806
Computer & Data Processing Services (9.5%)
Adobe Systems, Inc. ‡	43,100	1,614
Affiliated Computer Services, Inc.-Class A ‡ †	23,400	1,214
Amdocs, Ltd. ‡	60,300	2,388
Automatic Data Processing, Inc.	77,300	3,659
Google, Inc.-Class A ‡	9,700	3,898
Infosys Technologies, Ltd.	35,300	1,420
Intuit, Inc. ‡	40,300	1,293
Juniper Networks, Inc. ‡	135,500	2,341
Microsoft Corp.	175,900	4,807
Oracle Corp. ‡ †	81,400	1,444
Yahoo!, Inc. ‡	132,900	3,360
Computer & Office Equipment (2.9%)
Apple Computer, Inc. ‡	29,500	2,272
Cisco Systems, Inc. ‡	137,600	3,165
Dell, Inc. ‡	52,200	1,192
EMC Corp. ‡	137,400	1,646
Department Stores (0.3%)
Wal-Mart de Mexico SA, Sponsored ADR	23,900	813
Drug Stores & Proprietary Stores (0.7%)
Walgreen Co.	44,100	1,958
Electronic & Other Electric Equipment (5.3%)
General Electric Co.	338,400	11,946
Harman International Industries, Inc.	28,700	2,395
Samsung Electronics Co., Ltd.	1,618	1,135
Electronic Components & Accessories (4.7%)
Analog Devices, Inc.	58,900	1,731
Intel Corp.	48,200	991
Marvell Technology Group, Ltd. ‡	157,100	3,043
Maxim Integrated Products, Inc.	98,800	2,773
Texas Instruments, Inc.	39,100	1,300
Tyco International, Ltd.	64,600	1,808

1

Xilinx, Inc.	95,500	2,096
Entertainment (0.5%)
International Game Technology	36,600	1,519
Food Stores (0.2%)
Whole Foods Market, Inc.	11,000	654
Hardware Stores (0.1%)
Fastenal Co.	8,800	339
Health Services (2.2%)
Caremark Rx, Inc.	80,900	4,585
Quest Diagnostics, Inc.	26,900	1,645
Hotels & Other Lodging Places (1.0%)
MGM Mirage, Inc. ‡	31,100	1,228
Wynn Resorts, Ltd. ‡ †	23,800	1,619
Industrial Machinery & Equipment (2.3%)
Applied Materials, Inc. †	104,900	1,860
Baker Hughes, Inc.	44,900	3,062
Deere & Co.	16,500	1,385
Joy Global, Inc.	11,000	414
Instruments & Related Products (2.0%)
Danaher Corp.	69,600	4,779
Garmin, Ltd. †	18,500	902
Insurance (5.6%)
Aetna, Inc.	39,500	1,562
American International Group, Inc.	72,000	4,771
UnitedHealth Group, Inc.	143,000	7,036
WellPoint, Inc. ‡	36,400	2,805
Insurance Agents, Brokers & Service (1.4%)
Hartford Financial Services Group, Inc. (The)	21,900	1,900
Humana, Inc. ‡	32,900	2,174
Life Insurance (0.9%)
Prudential Financial, Inc.	33,300	2,539
Lumber & Other Building Materials (0.9%)
Home Depot, Inc. (The)	67,600	2,452
Management Services (1.7%)
Accenture, Ltd.-Class A	159,600	5,061
Medical Instruments & Supplies (2.8%)
Medtronic, Inc. †	67,900	3,153
St. Jude Medical, Inc. ‡	28,400	1,002
Stryker Corp.	34,800	1,726
Zimmer Holdings, Inc. ‡	33,500	2,261
Metal Mining (0.8%)
BHP Billiton, Ltd.	126,912	2,427
Mortgage Bankers & Brokers (0.5%)
Countrywide Financial Corp.	44,000	1,542
Oil & Gas Extraction (3.4%)
EOG Resources, Inc.	17,100	1,112
Schlumberger, Ltd.	87,200	5,409
Total SA	52,700	3,455
Personal Credit Institutions (1.6%)
SLM Corp.	91,400	4,751
Petroleum Refining (1.7%)
Exxon Mobil Corp.	47,890	3,213
Murphy Oil Corp. †	36,000	1,712
Pharmaceuticals (8.1%)
Amgen, Inc. ‡	61,300	4,385
Celgene Corp. ‡ †	30,000	1,299
Genentech, Inc. ‡	35,000	2,895
Gilead Sciences, Inc. ‡	37,200	2,556
Lilly (Eli) & Co.	15,500	884
Medco Health Solutions, Inc. ‡	31,100	1,869
Novartis AG	50,528	2,942
Pfizer, Inc.	33,795	958
Roche Holding AG-Genusschein	16,723	2,883
Sepracor, Inc. ‡ †	24,400	1,182
Wyeth	30,700	1,561

2

Radio & Television Broadcasting (2.7%)
Grupo Televisa SA, Sponsored ADR	75,700	1,609
Liberty Media Holding Corp.-Capital-Class A ‡	26,987	2,255
Liberty Media Holding Corp.-Interactive-Class A ‡	83,739	1,707
Viacom, Inc.-Class B ‡	57,800	2,149
Radio, Television & Computer Stores (0.3%)
Best Buy Co., Inc.	15,950	854
Residential Building Construction (0.7%)
Lennar Corp.-Class A †	45,400	2,054
Retail Trade (3.9%)
Amazon.com, Inc. ‡ †	50,300	1,616
Petsmart, Inc.	67,200	1,865
Target Corp.	51,100	2,823
Wal-Mart Stores, Inc.	104,000	5,129
Rubber & Misc. Plastic Products (0.5%)
NIKE, Inc.-Class B	18,000	1,577
Security & Commodity Brokers (9.4%)
American Express Co.	86,600	4,857
Ameritrade Holding Corp.	56,500	1,065
Charles Schwab Corp. (The)	141,000	2,524
E*TRADE Financial Corp. ‡	98,200	2,349
Franklin Resources, Inc.	19,100	2,020
Goldman Sachs Group, Inc. (The)	12,900	2,182
Housing Development Finance Corp.	20,000	668
Legg Mason, Inc.	24,500	2,471
Morgan Stanley	34,000	2,479
UBS AG-Registered	109,900	6,556
Telecommunications (3.1%)
America Movil SA de CV-Class L, ADR	74,600	2,937
Bharti Televentures ‡	184,600	1,885
Rogers Communications, Inc.-Class B †	47,700	2,617
TELUS Corp. Non Voting Shares †	27,100	1,517
Water Transportation (0.5%)
Carnival Corp.	32,400	1,524
Wholesale Trade Nondurable Goods (0.4%)
SYSCO Corp.	30,600	1,024
Total Common Stocks (cost: $235,545)		283,932

	Principal	Value
SECURITY LENDING COLLATERAL (6.7%)
Debt (5.9%)
Bank Notes (0.2%)
Bank of America
5.30%, due 11/20/2006 *	608	608
Commercial Paper (0.7%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	121	121
CIESCO LLC-144A
5.29%, due 11/16/2006	121	121
Clipper Receivables Corp.
5.28%, due 10/19/2006	180	180
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	120	120
General Electric Capital Corp.
5.29%, due 11/03/2006	296	296
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	122	122
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	119	119
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	180	180
5.28%, due 10/26/2006	180	180

3

Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	122	122
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	240	240
Yorktown Capital LLC
5.29%, due 10/18/2006	243	243
Euro Dollar Overnight (0.5%)
Abbey National PLC
5.27%, due 10/03/2006	243	243
BNP Paribas
5.26%, due 10/05/2006	304	304
Lloyds TSB Bank
5.27%, due 10/02/2006	304	304
Svenska Handlesbanken
5.35%, due 10/02/2006	314	314
UBS AG
5.31%, due 10/02/2006	425	425
Euro Dollar Terms (2.5%)
Bank of Nova Scotia
5.28%, due 10/11/2006	365	365
Barclays
5.31%, due 10/20/2006	304	304
5.30%, due 11/03/2006	365	365
5.31%, due 11/21/2006	547	547
Branch Banker &Trust
5.27%, due 10/10/2006	547	547
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	182	182
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	608	608
Fortis Bank
5.30%, due 11/20/2006	729	729
Harris NA
5.28%, due 11/22/2006	608	608
Royal Bank of Canada
5.30%, due 10/27/2006	304	304
5.30%, due 11/17/2006	122	122
Royal Bank of Scotland
5.30%, due 10/27/2006	790	790
Societe Generale
5.28%, due 11/01/2006	608	608
Toronto Dominion Bank
5.27%, due 10/12/2006	304	304
UBS AG
5.30%, due 10/27/2006	608	608
Wells Fargo
5.27%, due 10/17/2006	122	122
Repurchase Agreements (2.0%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $200 on 10/02/2006	200	200
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $3,346 on 10/02/2006	3,344	3,344
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $396 on 10/02/2006	396	396
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $1,146 on 10/02/2006	1,145	1,145
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $621 on 10/02/2006	620	620

4

	Shares	Value
Investment Companies (0.8%)
American Beacon Fund
1-day yield of 5.27%	17,750	18
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	992,407	992
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	1,326,563	1,327
Total Security Lending Collateral (cost: $19,397)		19,397

Total Investment Securities (cost: $254,942) #		$303,329

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

(a)	Passive Foreign Investment Company.

†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $18,701.

*	Floating or variable rate note. Rate is listed as of September 30, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $5,897, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

#

Aggregate cost for Federal income tax purposes is $255,816. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $53,062 and $5,549, respectively. Net unrealized appreciation for tax purposes is $47,513.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $1,325 or 0.5% of the net assets of the Fund.

ADR	American Depositary Receipt

5

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.1%)
Air Transportation (1.7%)
Republic Airways Holdings, Inc. ‡	107,900	$1,675
Skywest, Inc.	118,600	2,908
Amusement & Recreation Services (0.7%)
International Speedway Corp.-Class A	3,500	174
Station Casinos, Inc.	12,400	717
WMS Industries, Inc. ‡ †	30,800	900
Apparel & Accessory Stores (1.6%)
Charlotte Russe Holding, Inc. ‡	26,600	733
Christopher & Banks Corp.	38,900	1,147
Citi Trends, Inc. ‡ †	27,800	959
Pacific Sunwear of California, Inc. ‡ †	19,893	300
Ross Stores, Inc.	20,100	511
Urban Outfitters, Inc. ‡ †	44,200	782
Apparel Products (1.1%)
Gymboree Corp. ‡	43,200	1,822
Quiksilver, Inc. ‡ †	88,700	1,078
Auto Repair, Services & Parking (0.4%)
Dollar Thrifty Automotive Group ‡	23,000	1,025
Automotive (1.0%)
LKQ Corp. ‡	21,200	466
Oshkosh Truck Corp.	44,522	2,247
Automotive Dealers (1.3%)
MarineMax, Inc. ‡ †	57,200	1,456
O’Reilly Automotive, Inc. ‡	66,600	2,212
Beverages (0.3%)
Boston Beer Co., Inc.-Class A ‡	24,900	818
Business Services (3.0%)
Administaff, Inc.	14,400	485
ChoicePoint, Inc. ‡ †	33,500	1,199
Computer Programs & Systems, Inc.	76,500	2,507
Getty Images, Inc. ‡ †	17,600	874
Heartland Payment Systems, Inc. †	5,700	148
Iron Mountain, Inc. ‡	17,150	736
Jupitermedia Corp. ‡ †	22,100	191
MoneyGram International, Inc.	50,300	1,462
WebSideStory, Inc. ‡ †	37,100	490
Chemicals & Allied Products (0.0%)
VeraSun Energy Corp. ‡ †	6,000	96
Commercial Banks (2.5%)
Boston Private Financial Holdings, Inc.	30,000	836
CapitalSource, Inc. REIT	14,361	371
East-West Bancorp, Inc.	44,100	1,747
Investors Financial Services Corp.,•	13,800	594
Pinnacle Financial Partners, Inc. ‡	14,300	512
PrivateBancorp, Inc. †	12,400	567
SVB Financial Group ‡ †	12,400	554
UCBH Holdings, Inc.	69,900	1,220
Virginia Commerce Bancorp ‡ †	14,700	326
Communication (0.8%)
Global Payments, Inc.	30,620	1,348
SBA Communications Corp. ‡	12,300	299
Syniverse Holdings, Inc. ‡	28,700	430
Communications Equipment (0.5%)
Inter-Tel, Inc.	30,000	648
Plantronics, Inc.	25,800	452
Polycom, Inc. ‡	8,312	204
Computer & Data Processing Services (12.0%)
Activision, Inc. ‡ †	55,610	840
Actuate Corp. ‡	90,900	402
Agile Software Corp. ‡	71,800	469
Ansys, Inc. ‡	22,700	1,003
Avocent Corp. ‡	14,050	423

1

CACI International, Inc.-Class A ‡	22,800	1,254
CNET Networks, Inc. ‡ †	114,500	1,097
Cognex Corp.	72,300	1,826
Cybersource Corp. ‡	100,400	1,188
Digital Insight Corp. ‡	35,600	1,044
Digital River, Inc. ‡	15,100	772
Epicor Software Corp. ‡	36,700	481
F5 Networks, Inc. ‡	28,100	1,510
Factset Research Systems, Inc.	23,750	1,154
Fair Isaac Corp.	28,634	1,047
Filenet Corp. ‡	15,100	526
Global Cash Access, Inc. ‡	31,800	480
Hyperion Solutions Corp. ‡	53,750	1,853
Informatica Corp. ‡	133,300	1,812
Inforte Corp. ‡	201,900	834
Jack Henry & Associates, Inc.	20,300	442
Kenexa Corp. ‡	74,400	1,876
MTC Technologies, Inc. ‡	39,900	959
NAVTEQ Corp. ‡	20,100	525
NCI, Inc.-Class A ‡	103,300	1,239
Open Solutions, Inc. ‡ †	22,300	642
Quest Software, Inc. ‡	36,000	514
Radiant Systems, Inc. ‡	105,250	1,271
Red Hat, Inc. ‡ †	37,200	784
RightNow Technologies, Inc. ‡ †	59,900	935
SI International, Inc. ‡	3,600	115
SRA International, Inc.-Class A ‡ †	48,700	1,464
Taleo Corp.-Class A ‡ †	67,200	680
Websense, Inc. ‡	55,600	1,202
Witness Systems, Inc. ‡	6,300	110
Computer & Office Equipment (1.4%)
Rackable Systems, Inc. ‡	15,400	421
ScanSource, Inc. ‡	37,000	1,122
Scientific Games Corp.-Class A ‡	4,300	137
Symbol Technologies, Inc.	48,000	713
Zebra Technologies Corp.-Class A ‡ †	37,725	1,348
Construction (0.5%)
Insituform Technologies, Inc.-Class A ‡ †	25,200	612
MDC Holdings, Inc. †	14,695	683
Drug Stores & Proprietary Stores (0.2%)
Drugstore.Com, Inc. ‡	179,400	619
Educational Services (0.9%)
ITT Educational Services, Inc. ‡	35,500	2,354
Electric, Gas & Sanitary Services (1.0%)
Stericycle, Inc. ‡	23,600	1,647
Waste Connections, Inc. ‡	26,750	1,014
Electronic & Other Electric Equipment (0.7%)
Aeroflex, Inc. ‡	134,800	1,386
Harman International Industries, Inc.	5,700	476
Electronic Components & Accessories (7.6%)
Advanced Energy Industries, Inc. ‡	110,200	1,878
ATMI, Inc. ‡ †	31,200	907
Ceradyne, Inc. ‡ †	52,800	2,170
Color Kinetics, Inc. ‡ †	91,900	1,560
Cymer, Inc. ‡ †	39,600	1,739
Exar Corp. ‡	34,700	461
Integrated Device Technology, Inc. ‡	77,520	1,245
Intersil Corp.-Class A	54,860	1,347
Micrel, Inc. ‡	49,700	477
Microchip Technology, Inc.	6,637	215
Microsemi Corp. ‡ †	55,200	1,041
Omnivision Technologies, Inc. ‡ †	26,500	378
ON Semiconductor Corp. ‡ †	228,300	1,342
Pericom Semiconductor Corp. ‡	32,100	313
Semtech Corp. ‡	68,100	869

2

Spansion LLC-Class A ‡ †	32,300	538
Triquint Semiconductor, Inc. ‡	58,361	303
TTM Technologies, Inc. ‡	130,400	1,526
Varian Semiconductor Equipment Associates, Inc. ‡	52,450	1,925
Virage Logic Corp. ‡	62,900	573
Fabricated Metal Products (0.1%)
Simpson Manufacturing Co., Inc. †	10,400	281
Furniture & Home Furnishings Stores (0.2%)
Williams-Sonoma, Inc. †	19,100	619
Health Services (4.1%)
Amedisys, Inc. ‡ †	13,700	543
Community Health Systems, Inc. ‡	17,600	657
Coventry Health Care, Inc. ‡	28,650	1,476
DaVita, Inc. ‡	39,400	2,280
Gentiva Health Services, Inc. ‡	25,400	418
Human Genome Sciences, Inc. ‡ †	32,500	375
LCA-Vision, Inc. †	4,000	165
LifePoint Hospitals, Inc. ‡	14,800	523
Manor Care, Inc. †	17,500	915
Matria Healthcare, Inc. ‡ †	29,150	810
Omnicare, Inc. †	19,000	819
Option Care, Inc.	19,400	260
Symbion, Inc. ‡	40,600	745
Triad Hospitals, Inc. ‡	11,200	493
United Surgical Partners International, Inc. ‡	26,800	665
Holding & Other Investment Offices (1.0%)
Affiliated Managers Group ‡ †	25,300	2,533
Harris & Harris Group, Inc. ‡ †	24,800	305
Hotels & Other Lodging Places (0.2%)
Orient-Express Hotels, Ltd.	16,900	632
Industrial Machinery & Equipment (2.9%)
Actuant Corp.-Class A	43,900	2,199
Bucyrus International, Inc.-Class A	6,100	259
Entegris, Inc. ‡	76,700	837
FMC Technologies, Inc. ‡	15,900	854
Intermec, Inc. ‡	11,900	314
Kaydon Corp.	25,500	944
Kennametal, Inc.	8,200	465
Manitowoc Co.	15,100	676
Oil States International, Inc. ‡	48,900	1,345
Instruments & Related Products (3.9%)
Anaren, Inc. ‡	14,800	312
Cohu, Inc.	35,100	626
Dionex Corp. ‡	6,150	313
DRS Technologies, Inc.	10,910	476
FLIR Systems, Inc. ‡ †	62,900	1,708
Fossil, Inc. ‡	22,812	491
II-VI, Inc. ‡	30,500	760
Input/Output, Inc. ‡ †	54,000	536
Itron, Inc. ‡ †	28,700	1,601
Mine Safety Appliances Co. †	33,400	1,190
Sonic Solutions, Inc. ‡ †	40,400	616
Teledyne Technologies, Inc. ‡	22,900	907
United Industrial Corp./New York †	11,100	594
Varian, Inc. ‡	10,200	468
Insurance (0.7%)
Healthspring, Inc. ‡	12,300	237
Max Reinsurance Capital, Ltd.	22,600	519
Stancorp Financial Group, Inc.	27,600	1,232
Insurance Agents, Brokers & Service (0.2%)
Brown & Brown, Inc.	21,100	645
Leather & Leather Products (0.1%)
Timberland Co.-Class A ‡	12,400	357
Lumber & Other Building Materials (0.2%)
Beacon Roofing Supply, Inc. ‡ †	21,900	443

3

Drew Industries, Inc. ‡	5,500	139
Management Services (2.4%)
Corporate Executive Board Co.	38,400	3,453
Digitas, Inc. ‡	58,600	564
Navigant Consulting, Inc. ‡ †	46,300	929
Resources Connection, Inc. ‡	64,700	1,733
Manufacturing Industries (0.5%)
Shuffle Master, Inc. ‡ †	46,850	1,265
Medical Instruments & Supplies (7.0%)
American Medical Systems Holdings, Inc. ‡ †	48,800	899
Armor Holdings, Inc. ‡ †	26,400	1,513
Arthocare Corp. ‡ †	27,500	1,289
Aspect Medical Systems, Inc. ‡ †	56,100	958
Cyberoptics Corp. ‡	160,500	2,119
DENTSPLY International, Inc.	23,700	714
Hologic, Inc. ‡ †	47,400	2,063
ICU Medical, Inc. ‡	18,200	828
Integra LifeSciences Holdings Corp. ‡	8,000	300
Kyphon, Inc. ‡	46,600	1,744
Mentor Corp. †	9,400	474
Orbotech, Ltd. ‡	27,200	645
Respironics, Inc. ‡	57,600	2,224
SonoSite, Inc. ‡	7,700	219
Steris Corp.	50,600	1,217
Techne Corp. ‡	18,300	931
Thoratec Corp. ‡	51,500	804
Mining (0.3%)
Florida Rock Industries, Inc.	6,800	263
Foundation Coal Holdings, Inc.	17,200	557
Motion Pictures (1.2%)
Avid Technology, Inc. ‡ †	63,979	2,330
Macrovision Corp. ‡	34,500	817
Oil & Gas Extraction (7.8%)
Acergy SA, Sponsored ADR ‡	26,100	446
Atwood Oceanics, Inc. ‡	11,000	495
Bill Barrett Corp. ‡ †	58,600	1,439
Bois d’Arc Energy, Inc. ‡ †	64,700	990
Bronco Drilling Co., Inc. ‡	81,600	1,435
Cabot Oil & Gas Corp.	37,400	1,793
Comstock Resources, Inc. ‡	80,100	2,175
Forest Oil Corp. ‡	22,100	698
Global Industries, Ltd. ‡	77,400	1,204
Grey Wolf, Inc. ‡ †	51,800	346
Helix Energy Solutions Group, Inc. ‡ †	55,200	1,844
Helmerich & Payne, Inc.	20,800	479
Mariner Energy, Inc. ‡ †	27,718	509
Patterson-UTI Energy, Inc.	39,900	948
Petrohawk Energy Corp. ‡	40,590	421
Petroleum Development Corp. ‡	19,200	766
SEACOR Holdings, Inc. ‡	6,500	536
Stone Energy Corp. ‡	14,400	583
Tetra Technologies, Inc. ‡	67,400	1,628
Todco-Class A ‡	26,300	910
Unit Corp. ‡	35,000	1,609
Personal Services (0.5%)
Jackson Hewitt Tax Service, Inc.	45,600	1,368
Pharmaceuticals (6.8%)
Alkermes, Inc. ‡	33,000	523
BioMarin Pharmaceuticals, Inc. ‡ †	45,800	652
Cephalon, Inc. ‡ †	5,214	322
Charles River Laboratories International, Inc. ‡	4,900	213
Digene Corp. ‡	45,400	1,959
Henry Schein, Inc. ‡ †	7,800	391
Idexx Laboratories, Inc. ‡	8,000	729
Immucor, Inc. ‡	48,100	1,078

4

Invitrogen Corp. ‡ †	19,000	1,205
Martek Biosciences Corp. ‡ †	10,300	222
Medicines Co. ‡	65,800	1,484
Medicis Pharmaceutical Corp.-Class A †	52,500	1,698
Meridian Bioscience, Inc.	36,000	846
Myogen, Inc. ‡	46,600	1,635
Neurocrine Biosciences, Inc. ‡ †	9,700	104
Noven Pharmaceuticals, Inc. ‡ †	64,000	1,544
Onyx Pharmaceuticals, Inc. ‡ †	20,800	360
Panacos Pharmaceuticals, Inc. ‡	170,800	847
PDL BioPharma, Inc. ‡ †	57,600	1,106
Salix Pharmaceuticals, Ltd. ‡	68,123	924
Valeant Pharmaceuticals International †	10,300	204
Vertex Pharmaceuticals, Inc. ‡ †	13,350	449
Primary Metal Industries (0.7%)
Lone Star Technologies, Inc. ‡	9,300	450
NS Group, Inc. ‡	9,800	633
Steel Dynamics, Inc.	18,700	943
Radio & Television Broadcasting (0.1%)
Gray Television, Inc.	38,700	248
Triple Crown Media, Inc. ‡	3,870	28
Radio, Television & Computer Stores (0.2%)
GameStop Corp.-Class A ‡ †	9,600	444
Research & Testing Services (3.0%)
Advisory Board Co. (The) ‡ †	65,800	3,324
DeCODE Genetics, Inc. ‡ †	48,300	266
Exelixis, Inc. ‡	42,700	372
Gen-Probe, Inc. ‡	29,600	1,388
iRobot Corp. ‡ †	31,200	626
Pharmaceutical Product Development, Inc. †	44,300	1,581
Senomyx, Inc. ‡ †	39,900	613
Residential Building Construction (0.1%)
Toll Brothers, Inc. ‡ †	13,100	368
Restaurants (2.0%)
BJ’s Restaurants, Inc. ‡ †	50,500	1,111
CEC Entertainment, Inc. ‡	13,400	422
Cheesecake Factory (The) ‡ †	21,900	595
PF Chang’s China Bistro, Inc. ‡ †	16,600	576
Rare Hospitality International, Inc. ‡	46,775	1,429
Sonic Corp. ‡	53,843	1,217
Retail Trade (3.1%)
AC Moore Arts & Crafts, Inc. ‡ †	89,500	1,703
Coldwater Creek, Inc. ‡	86,750	2,495
Fred’s, Inc. †	13,650	172
Hibbett Sporting Goods, Inc. ‡	58,900	1,542
Nutri/System, Inc. ‡ †	13,000	810
Zumiez, Inc. ‡ †	59,400	1,604
Rubber & Misc. Plastic Products (0.2%)
Trex Co., Inc. ‡ †	21,500	519
Security & Commodity Brokers (2.5%)
Eaton Vance Corp.	21,000	606
Greenhill & Co., Inc. †	24,500	1,642
IntercontinentalExchange, Inc. ‡	18,200	1,366
International Securities Exchange Holdings, Inc. †	15,900	746
Nasdaq Stock Market Inc/The ‡	13,800	417
optionsXpress Holdings, Inc.	23,000	641
Raymond James Financial, Inc.	48,349	1,414
Social Services (0.5%)
Bright Horizons Family Solutions, Inc. ‡	34,400	1,436
Stone, Clay & Glass Products (0.4%)
Gentex Corp. †	84,400	1,199
Telecommunications (0.8%)
Adtran, Inc.	32,900	784
NII Holdings, Inc. ‡	14,900	926
NTELOS Holdings Corp. ‡	9,400	120

5

Wireless Facilities, Inc. ‡	186,200	398
Transportation & Public Utilities (0.9%)
UTI Worldwide, Inc.	91,000	2,545
Transportation Equipment (0.4%)
Thor Industries, Inc. †	27,100	1,116
Trucking & Warehousing (1.8%)
Forward Air Corp.	34,300	1,135
Old Dominion Freight Line, Inc. ‡	70,375	2,113
US Xpress Enterprises, Inc.-Class A ‡	55,100	1,276
Werner Enterprises, Inc.	18,200	341
Wholesale Trade Durable Goods (1.4%)
Cytyc Corp. ‡	43,200	1,058
Interline Brands, Inc. ‡	7,300	180
Patterson Cos., Inc. ‡ †	5,400	181
Pool Corp. †	31,687	1,220
Reliance Steel & Aluminum Co.	7,200	231
Symyx Technologies, Inc. ‡	45,100	956
Wholesale Trade Nondurable Goods (1.7%)
SunOpta, Inc. ‡ †	138,100	1,460
Tractor Supply Co. ‡ †	27,300	1,317
United Natural Foods, Inc. ‡ †	59,400	1,841
Total Common Stocks (cost: $238,322)		270,028

	Principal	Value
SECURITY LENDING COLLATERAL (24.9%)
Debt (21.9%)
Bank Notes (0.8%)
Bank of America
5.30%, due 11/20/2006 *	2,123	2,123
Commercial Paper (2.6%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	425	425
CIESCO LLC-144A
5.29%, due 11/16/2006	425	425
Clipper Receivables Corp.
5.28%, due 10/19/2006	627	627
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	419	419
General Electric Capital Corp.
5.29%, due 11/03/2006	1,034	1,034
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	425	425
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	416	416
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	628	628
5.28%, due 10/26/2006	627	627
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	425	425
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	839	839
Yorktown Capital LLC
5.29%, due 10/18/2006	849	849
Euro Dollar Overnight (2.1%)
Abbey National PLC
5.27%, due 10/03/2006	849	849
BNP Paribas
5.26%, due 10/05/2006	1,061	1,061
Lloyds TSB Bank
5.27%, due 10/02/2006	1,061	1,061
Svenska Handlesbanken
5.35%, due 10/02/2006	1,098	1,098

6

UBS AG
5.31%, due 10/02/2006	1,486	1,486
Euro Dollar Terms (9.1%)
Bank of Nova Scotia
5.28%, due 10/11/2006	1,274	1,274
Barclays
5.31%, due 10/20/2006	1,061	1,061
5.30%, due 11/03/2006	1,274	1,274
5.31%, due 11/21/2006	1,911	1,911
Branch Banker &Trust
5.27%, due 10/10/2006	1,911	1,911
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	637	637
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	2,123	2,123
Fortis Bank
5.30%, due 11/20/2006	2,547	2,547
Harris NA
5.28%, due 11/22/2006	2,123	2,123
Royal Bank of Canada
5.30%, due 10/27/2006	1,061	1,061
5.30%, due 11/17/2006	425	425
Royal Bank of Scotland
5.30%, due 10/27/2006	2,760	2,760
Societe Generale
5.28%, due 11/01/2006	2,123	2,123
Toronto Dominion Bank
5.27%, due 10/12/2006	1,061	1,061
UBS AG
5.30%, due 10/27/2006	2,123	2,123
Wells Fargo
5.27%, due 10/17/2006	425	425
Repurchase Agreements (7.3%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $699 on 10/02/2006	699	699
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $11,687 on 10/02/2006	11,681	11,681
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $1,384 on 10/02/2006	1,384	1,384
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $4,002 on 10/02/2006	4,000	4,000
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $2,168 on 10/02/2006	2,167	2,167

	Shares	Value
Investment Companies (3.0%)
American Beacon Fund
1-day yield of 5.27%	61,998	62
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	3,466,257	3,466
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	4,633,390	4,633
Total Security Lending Collateral (cost: $67,748)		67,748

Total Investment Securities (cost: $306,070) #		$337,776

7

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $65,150.

*	Floating or variable rate note. Rate is listed as of September 30, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $20,596, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

•

Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund and provides various administrative services on behalf of the Funds.

#

Aggregate cost for Federal income tax purposes is $308,286. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $43,526 and $14,036, respectively. Net unrealized appreciation for tax purposes is $29,490.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $4,629 or 1.7% of the net assets of the Fund.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

8

Templeton Great Companies Global

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.5%)
Australia (0.9%)
National Australia Bank, Ltd.	131,727	$3,608
Qantas Airways, Ltd.	544,111	1,588
Brazil (0.8%)
Cia Vale do Rio Doce, ADR	59,360	1,280
Empresa Brasileira de Aeronautica SA, ADR †	40,580	1,594
Tele Norte Leste Participacoes SA, ADR	121,300	1,663
Canada (1.3%)
BCE, Inc.	81,745	2,215
Jean Coutu Group, Inc.-Class A	115,200	1,228
Suncor Energy, Inc.	53,500	3,855
Cayman Islands (1.0%)
ACE, Ltd.	61,040	3,341
XL Capital, Ltd.-Class A †	37,560	2,580
Denmark (0.5%)
Vestas Wind Systems A/S † ‡	105,820	2,822
Finland (1.3%)
Stora Enso Oyj-Class R	249,470	3,780
UPM-Kymmene Oyj	161,840	3,842
France (4.5%)
Accor SA	40,850	2,781
AXA	116,760	4,301
France Telecom SA	127,800	2,930
Michelin (C.G.D.E.)-Class B	52,884	3,872
Sanofi-Aventis	40,625	3,613
Suez SA, ADR †	67,680	2,995
Thomson Multimedia SA	108,470	1,702
Thomson, Sponsored ADR	62,840	987
Total SA	42,548	2,789
Germany (3.9%)
BASF AG, ADR	28,960	2,320
Bayerische Motoren Werke AG	69,360	3,711
Deutsche Post AG	179,890	4,717
E.ON AG, ADR †	77,460	3,073
Infineon Technologies AG ‡	269,100	3,187
Muenchener Rueckversicherungs AG	12,400	1,959
Siemens AG	39,940	3,481
Hong Kong (0.6%)
Cheung Kong Holdings, Ltd. (a)	187,000	2,007
Hutchison Whampoa, Ltd.	186,000	1,642
Israel (0.3%)
Check Point Software Technologies, Ltd. ‡	101,635	1,936
Italy (1.8%)
ENI SpA, ADR †	65,505	3,898
Mediaset SpA	244,419	2,626
UniCredito Italiano SpA † (a)	491,147	4,072
Japan (4.6%)
Fuji Photo Film Co., Ltd.	54,300	1,982
Hitachi, Ltd.	205,000	1,196
KDDI Corp.	384	2,394
Konica Minolta Holdings, Inc. ‡	222,500	2,981
Mabuchi Motor Co., Ltd. †	37,100	2,269
Nintendo Co., Ltd.	10,700	2,206
Nippon Telegraph & Telephone Corp.	401	1,970
Nomura Holdings, Inc.	100,400	1,769
Olympus Corp.	91,300	2,691
Sompo Japan Insurance, Inc.	201,000	2,634
Sony Corp., ADR †	32,890	1,327
Takeda Pharmaceutical Co., Ltd.	53,400	3,333
Mexico (0.4%)
Telefonos de Mexico SA de CV-Class L, ADR †	84,770	2,168

1

Netherland Antilles (1.4%)
Schlumberger, Ltd.	131,000	8,126
Netherlands (2.1%)
ING Groep NV	93,580	4,112
ING Groep NV, ADR †	10,730	472
Koninklijke Philips Electronics NV	106,200	3,722
Reed Elsevier NV	242,170	4,034
Norway (0.9%)
Telenor ASA	418,250	5,460
Portugal (0.5%)
Portugal Telecom SGPS SA	221,220	2,760
Singapore (0.7%)
DBS Group Holdings, Ltd.	300,000	3,631
DBS Group Holdings, Ltd., ADR	5,190	251
South Korea (2.3%)
Kookmin Bank, ADR	25,790	2,012
Korea Electric Power Corp., ADR †	73,030	1,428
KT Corp., ADR	125,545	2,695
Samsung Electronics Co., Ltd., GDR-144A †	16,150	5,669
SK Telecom Co., Ltd., ADR †	55,925	1,322
Spain (2.2%)
Banco Santander Central Hispano SA	262,021	4,139
Iberdrola SA	52,135	2,331
Repsol YPF SA	113,591	3,377
Telefonica SA	158,316	2,742
Sweden (1.6%)
Atlas Copco AB-Class A	23,840	626
Nordic Baltic Holding, FDR	316,590	4,151
Securitas AB-Class B	109,010	1,369
Securitas Direct AB-Class B ‡	109,010	274
Securitas Systems AB-Class B ‡	109,010	409
Svenska Cellulosa AB-Class B	59,860	2,744
Switzerland (3.0%)
Lonza Group AG	47,580	3,286
Nestle SA, ADR	38,840	3,376
Novartis AG, ADR	69,520	4,063
Swiss Reinsurance (a)	37,100	2,831
UBS AG-Registered	63,820	3,805
Taiwan (0.4%)
Chunghwa Telecom Co., Ltd., ADR †	132,896	2,300
United Kingdom (11.5%)
Alliance Boots PLC	381,726	5,526
BAE Systems PLC	634,180	4,682
BP PLC, ADR	57,330	3,760
British Sky Broadcasting PLC	302,790	3,088
Cadbury Schweppes PLC	313,830	3,333
Compass Group PLC	929,970	4,660
GlaxoSmithKline PLC	147,677	3,923
Group 4 Securicor PLC	907,990	2,866
HSBC Holdings PLC	143,692	2,616
HSBC Holdings PLC, ADR †	8,440	773
Kingfisher PLC	328,470	1,505
Kingfisher PLC, Sponsored ADR †	142,600	1,307
National Grid PLC	223,239	2,783
Pearson PLC	194,220	2,759
Rentokil Initial PLC	856,290	2,343
Rolls-Royce Group PLC ‡	420,930	3,562
Royal Bank of Scotland Group PLC	121,080	4,159
Royal Dutch Shell PLC-Class B	112,472	3,809
Smiths Group PLC	157,630	2,640
Unilever PLC	107,594	2,647
Vodafone Group PLC	1,824,401	4,166
United States (49.0%)
Allergan, Inc.	55,500	6,250
American Express Co.	168,000	9,421
American Tower Corp.-Class A ‡	200,000	7,300

2

Ameriprise Financial, Inc.	131,000	6,144
Amgen, Inc. ‡	105,000	7,511
Anadarko Petroleum Corp.	127,500	5,588
Apple Computer, Inc. ‡	128,500	9,898
Caterpillar, Inc.	84,000	5,527
Chicago Mercantile Exchange	12,800	6,122
Coach, Inc. ‡	142,000	4,885
Corning, Inc. ‡	331,000	8,080
Disney (Walt) Co. (The)	143,000	4,420
Emerson Electric Co.	43,760	3,670
Expeditors International of Washington, Inc.	71,500	3,187
FedEx Corp.	43,000	4,673
General Electric Co.	268,000	9,460
Goldman Sachs Group, Inc. (The)	38,060	6,439
Google, Inc.-Class A ‡	15,500	6,229
Intel Corp.	256,190	5,270
International Game Technology	167,000	6,931
Interpublic Group of Cos., Inc. † ‡	1	—	☐
Intuit, Inc. ‡	98,000	3,145
ITT Industries, Inc.	59,480	3,050
Jacobs Engineering Group, Inc. ‡	54,000	4,035
JP Morgan Chase & Co.	268,000	12,585
Las Vegas Sands Corp. ‡	49,000	3,349
Marriott International, Inc.-Class A	167,000	6,453
McGraw-Hill Cos., Inc. (The)	103,500	6,006
Microsoft Corp.	255,410	6,980
Nordstrom, Inc.	130,000	5,499
PACCAR, Inc. †	54,750	3,122
PepsiCo, Inc.	161,000	10,507
Procter & Gamble Co.	142,900	8,857
Prudential Financial, Inc.	61,900	4,720
QUALCOMM, Inc.	207,000	7,524
Quest Diagnostics, Inc.	55,000	3,364
Sandisk Corp. ‡	129,000	6,907
Sprint Nextel Corp.	295,000	5,059
Starbucks Corp. ‡	179,000	6,095
T. Rowe Price Group, Inc.	190,060	9,094
United Technologies Corp.	165,000	10,453
Verizon Communications, Inc.	172,000	6,386
WellPoint, Inc. ‡	78,500	6,048
Whole Foods Market, Inc.	86,000	5,111
WM Wrigley Jr. Co. †	55,000	2,533
Wyeth	136,930	6,962
Zimmer Holdings, Inc. ‡	45,000	3,038
Total Common Stocks (cost: $477,780)		565,226

	Principal	Value
SECURITY LENDING COLLATERAL (5.8%)
Debt (5.1%)
Bank Notes (0.2%)
Bank of America
5.30%, due 11/20/2006 *	1,051	1,051
Commercial Paper (0.6%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	210	210
CIESCO LLC-144A
5.29%, due 11/16/2006	210	210
Clipper Receivables Corp.
5.28%, due 10/19/2006	311	311
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	208	208
General Electric Capital Corp.
5.29%, due 11/03/2006	512	512
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	210	210

3

Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	206	206
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	311	311
5.28%, due 10/26/2006	311	311
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	210	210
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	416	416
Yorktown Capital LLC
5.29%, due 10/18/2006	420	420
Euro Dollar Overnight (0.5%)
Abbey National PLC
5.27%, due 10/03/2006	420	420
BNP Paribas
5.26%, due 10/05/2006	525	525
Lloyds TSB Bank
5.27%, due 10/02/2006	526	526
Svenska Handlesbanken
5.35%, due 10/02/2006	544	544
UBS AG
5.31%, due 10/02/2006	736	736
Euro Dollar Terms (2.1%)
Bank of Nova Scotia
5.28%, due 10/11/2006	631	631
Barclays
5.31%, due 10/20/2006	526	526
5.30%, due 11/03/2006	631	631
5.31%, due 11/21/2006	946	946
Branch Banker &Trust
5.27%, due 10/10/2006	946	946
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	315	315
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	1,051	1,051
Fortis Bank
5.30%, due 11/20/2006	1,261	1,261
Harris NA
5.28%, due 11/22/2006	1,051	1,051
Royal Bank of Canada
5.30%, due 10/27/2006	526	526
5.30%, due 11/17/2006	210	210
Royal Bank of Scotland
5.30%, due 10/27/2006	1,366	1,366
Societe Generale
5.28%, due 11/01/2006	1,051	1,051
Toronto Dominion Bank
5.27%, due 10/12/2006	526	526
UBS AG
5.30%, due 10/27/2006	1,051	1,051
Wells Fargo
5.27%, due 10/17/2006	210	210
Repurchase Agreements (1.7%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $346 on 10/02/2006	346	346
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $5,787 on 10/02/2006	5,784	5,784
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $685 on 10/02/2006	685	685
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $1,982 on 10/02/2006	1,981	1,981

4

Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $1,073 on 10/02/2006	1,073	1,073

	Shares	Value
Investment Companies (0.7%)
American Beacon Fund
1-day yield of 5.27%	30,697	31
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	1,716,297	1,716
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	2,294,195	2,294
Total Security Lending Collateral (cost: $33,545)		33,545
Total Investment Securities (cost: $511,325) #		$598,771

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $32,199.

‡	Non-income producing.

(a)	Passive Foreign Investment Company.

*	Floating or variable rate note. Rate is listed as of September 30, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $10,198, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

☐	Value is less than $1.

#

Aggregate cost for Federal income tax purposes is $513,271. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $94,213 and $8,713, respectively. Net unrealized appreciation for tax purposes is $85,500.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $7,961 or 1.4% of the net assets of the Fund.

ADR	American Depositary Receipt

FDR	Finnish Depositary Receipt

GDR	Global Depositary Receipt

SGPS	Sociedade Gestora de Participações Socialis (Holding Enterprise)

5

Third Avenue Value

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (86.5%)
Automotive (5.0%)
American Axle & Manufacturing Holdings, Inc. †	713,100	$11,902
Superior Industries International, Inc. †	892,743	14,989
Toyota Industries Corp.	690,000	29,280
Business Credit Institutions (0.6%)
CIT Group, Inc.	138,100	6,716
Chemicals & Allied Products (1.5%)
Agrium, Inc. †	600,000	16,194
Commercial Banks (3.7%)
Liu Chong Hing Bank, Ltd.	2,494,550	5,538
Mellon Financial Corp.	920,776	36,002
Communications Equipment (1.8%)
Comverse Technology, Inc. ‡	463,200	9,931
Tellabs, Inc. ‡	918,300	10,065
Computer & Data Processing Services (0.8%)
Borland Software Corp. ‡	1,596,621	9,149
Computer & Office Equipment (1.3%)
Lexmark International, Inc. † ‡	258,400	14,899
Construction (1.2%)
MDC Holdings, Inc. †	284,263	13,204
Electrical Goods (0.7%)
Sycamore Networks, Inc. ‡	1,996,751	7,548
Electronic & Other Electric Equipment (0.7%)
Electro Scientific Industries, Inc. ‡	379,900	7,826
Electronic Components & Accessories (4.7%)
American Power Conversion Corp. †	479,300	10,525
AVX Corp.	1,224,700	21,665
Bel Fuse, Inc.-Class A	121,800	3,335
Bel Fuse, Inc.-Class B	69,300	2,224
Intel Corp.	710,000	14,605
Health Services (0.6%)
Cross Country Healthcare, Inc. ‡	397,900	6,764
Holding & Other Investment Offices (8.0%)
BIL International, Ltd.	1,663,000	1,520
Brookfield Asset Management, Inc. †	897,075	39,776
Capital Southwest Corp.	30,941	3,687
Daiichi Sanyko Co., Ltd.	780,000	22,132
Hutchison Whampoa, Ltd.	2,495,800	22,036
Industrial Machinery & Equipment (1.6%)
Alamo Group, Inc.	386,900	8,798
Applied Materials, Inc. †	294,000	5,213
Lindsay Manufacturing Co.	113,900	3,275
Insurance (9.8%)
Aioi Insurance Co., Ltd.	761,400	5,243
AMBAC Financial Group, Inc.	143,350	11,862
Arch Capital Group, Ltd. ‡	285,900	18,152
E-L Financial Corp., Ltd.	8,582	4,546
Leucadia National Corp.	198,200	5,187
MBIA, Inc. †	298,900	18,364
Millea Holdings, Inc., ADR †	251,092	22,824
Mitsui Sumitomo Insurance Co., Ltd.	757,000	9,470
Montpelier Re Holdings, Ltd. †	403,200	7,818
Radian Group, Inc.	103,464	6,208
Investment Companies (0.1%)
JZ Equity Partners PLC	499,301	1,558
Life Insurance (0.4%)
Phoenix Cos. (The), Inc.	342,500	4,795
Lumber & Wood Products (0.9%)
Canfor Corp. ‡	1,035,200	10,346
Manufacturing Industries (2.1%)
Jakks Pacific, Inc. ‡	574,253	10,239
Leapfrog Enterprises, Inc. † ‡	1,222,340	9,693
Russ Berrie & Co., Inc. ‡	256,700	3,912

1

Mining (0.1%)
Fording Canadian Coal Trust †	41,300	1,096
Oil & Gas Extraction (9.8%)
Canadian Natural Resources, Ltd.	443,880	20,232
Cimarex Energy Co.	380,453	13,388
EnCana Corp.	631,000	29,461
Nabors Industries, Ltd. † ‡	313,000	9,312
Pogo Producing Co.	313,847	12,852
St. Mary Land & Exploration Co. †	222,700	8,175
Whiting Petroleum Corp. † ‡	248,800	9,977
Willbros Group, Inc. † ‡	385,700	6,025
Paper & Allied Products (0.7%)
Timberwest Forest Corp. †	650,000	8,291
Paper & Paper Products (0.1%)
Canfor Pulp Income Fund	111,870	1,158
Pharmaceuticals (2.6%)
Parexel International Corp. ‡	229,873	7,606
Pfizer, Inc.	770,000	21,837
Primary Metal Industries (5.6%)
Maverick Tube Corp. † ‡	455,475	29,528
POSCO, ADR †	517,600	33,608
Printing & Publishing (0.9%)
Tribune Co.	317,950	10,403
Radio & Television Broadcasting (0.8%)
Liberty Media Holding Corp.-Capital-Class A ‡	45,000	3,761
Liberty Media Holding Corp.-Interactive-Class A ‡	225,000	4,586
Real Estate (6.6%)
Forest City Enterprises, Inc.-Class A	478,000	25,955
Henderson Land Development	2,436,000	13,693
St. Joe Co. (The) †	309,900	17,004
Trammell Crow Co. ‡	465,300	16,988
Research & Testing Services (0.5%)
Tejon Ranch Co. † ‡	137,305	5,826
Residential Building Construction (1.9%)
Hang Lung Properties, Ltd.	10,083,000	21,532
Savings Institutions (1.8%)
Brookline Bancorp, Inc.	647,056	8,897
NewAlliance Bancshares, Inc.	757,650	11,100
Security & Commodity Brokers (3.6%)
Investor AB-Class A (a)	640,400	13,282
Legg Mason, Inc.	204,431	20,619
Westwood Holdings Group, Inc.	286,275	5,737
Specialty- Real Estate (1.6%)
Cheung Kong Holdings, Ltd. (a)	1,684,000	18,078
Telecommunications (1.4%)
IDT Corp.-Class B ‡	602,100	8,682
Telecom Corp. of New Zealand, Ltd.	2,286,160	6,493
Transportation Equipment (0.9%)
Trinity Industries, Inc.	306,900	9,873
Warehouse (1.1%)
Prologis REIT	222,219	12,680
Water Transportation (0.5%)
Alexander & Baldwin, Inc. †	120,353	5,340
Wholesale Trade Nondurable Goods (0.5%)
Handleman Co. †	752,095	5,708
Total Common Stocks (cost: $658,705)		967,798

	Principal	Value
SHORT-TERM OBLIGATIONS (13.4%)
Repurchase Agreements (13.4%)
Investors Bank & Trust Co. 3.52%, dated 09/29/2006 to be repurchased at $149,481 on 10/02/2006 ■•	149,437	149,437
Total Short-Term Obligations (cost: $149,437)		149,437

2

SECURITY LENDING COLLATERAL (19.9%)
Debt (17.5%)
Bank Notes (0.6%)
Bank of America
5.30%, due 11/20/2006 *	6,992	6,992
Commercial Paper (2.1%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	1,399	1,399
CIESCO LLC-144A
5.29%, due 11/16/2006	1,398	1,398
Clipper Receivables Corp.
5.28%, due 10/19/2006	2,067	2,067
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	1,381	1,381
General Electric Capital Corp.
5.29%, due 11/03/2006	3,404	3,404
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	1,398	1,398
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	1,370	1,370
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	2,070	2,070
5.28%, due 10/26/2006	2,067	2,067
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	1,398	1,398
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	2,765	2,765
Yorktown Capital LLC
5.29%, due 10/18/2006	2,797	2,797
Euro Dollar Overnight (1.6%)
Abbey National PLC
5.27%, due 10/03/2006	2,797	2,797
BNP Paribas
5.26%, due 10/05/2006	3,496	3,496
Lloyds TSB Bank
5.27%, due 10/02/2006	3,496	3,496
Svenska Handlesbanken
5.35%, due 10/02/2006	3,618	3,618
UBS AG
5.31%, due 10/02/2006	4,894	4,894
Euro Dollar Terms (7.3%)
Bank of Nova Scotia
5.28%, due 10/11/2006	4,195	4,195
Barclays
5.31%, due 10/20/2006	3,496	3,496
5.30%, due 11/03/2006	4,195	4,195
5.31%, due 11/21/2006	6,293	6,293
Branch Banker &Trust
5.27%, due 10/10/2006	6,293	6,293
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	2,098	2,098
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	6,992	6,992
Fortis Bank
5.30%, due 11/20/2006	8,391	8,391
Harris NA
5.28%, due 11/22/2006	6,992	6,992
Royal Bank of Canada
5.30%, due 10/27/2006	3,496	3,496
5.30%, due 11/17/2006	1,398	1,398
Royal Bank of Scotland
5.30%, due 10/27/2006	9,090	9,090

3

Societe Generale
5.28%, due 11/01/2006	6,992	6,992
Toronto Dominion Bank
5.27%, due 10/12/2006	3,496	3,496
UBS AG
5.30%, due 10/27/2006	6,992	6,992
Wells Fargo
5.27%, due 10/17/2006	1,398	1,398
Repurchase Agreements (5.9%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $2,302 on 10/02/2006	2,301	2,301
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $38,493 on 10/02/2006	38,476	38,476
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $4,559 on 10/02/2006	4,557	4,557
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $13,182 on 10/02/2006	13,176	13,176
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $7,140 on 10/02/2006	7,137	7,137

	Shares	Value
Investment Companies (2.4%)
American Beacon Fund
1-day yield of 5.27%	204,203	204
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	11,416,897	11,417
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	15,261,114	15,261
Total Security Lending Collateral (cost: $223,144)		223,143

Total Investment Securities (cost: $1,031,286) #		$1,340,378

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $214,427.

‡	Non-income producing.

(a)	Passive Foreign Investment Company.

■

At September 30, 2006, repurchase agreements excluding collateral for securities on loan are collateralized by U.S. Government Agency Obligations with interest rates ranging from 5.68% - 8.00% and 01/25/2028 - 05/15/2036, respectively, and with a market value plus accrued interest of $156,909.

*	Floating or variable rate note. Rate is listed as of September 30, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $67,839, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

4

•

Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund and provides various administrative services on behalf of the Funds.

#

Aggregate cost for Federal income tax purposes is $1,037,051. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $323,572 and $20,245, respectively. Net unrealized appreciation for tax purposes is $303,327.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $15,246 or 1.4% of the net assets of the Fund.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

	Percentage of Net
	Assets	Value
INVESTMENTS BY COUNTRY:
Bermuda	3.3%	$36,802
Canada	11.7%	131,100
Hong Kong	7.2%	80,877
Japan	7.9%	88,949
New Zealand	0.6%	6,493
Panama	0.5%	6,025
South Korea	3.0%	33,608
Sweden	1.2%	13,282
United Kingdom	0.2%	1,558
United States	50.9%	569,104
Investment securities, at value	86.5%	967,798
Short-Term investments	33.3%	372,580
Total investment securities	119.8%	$1,340,378

5

Transamerica Balanced

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (8.5%)
U.S. Treasury Bond
8.00%, due 11/15/2021 †	$335	$448
U.S. Treasury Inflation Indexed Bond
2.00%, due 01/15/2016	446	436
U.S. Treasury Note
5.13%, due 06/30/2008	125	126
4.88%, due 04/30/2011 †	400	404
4.88%, due 05/31/2011 †	185	187
5.13%, due 06/30/2011	500	511
4.88%, due 07/31/2011	308	312
3.88%, due 02/15/2013 †	1,232	1,183
4.50%, due 02/15/2016 †	1,138	1,127
5.13%, due 05/15/2016 †	373	387
4.88%, due 08/15/2016 †	549	559
4.50%, due 02/15/2036 †	1,102	1,056
Total U.S. Government Obligations (cost: $6,592)		6,736

CORPORATE DEBT SECURITIES (18.8%)
Aerospace (0.5%)
Textron Financial Corp.
6.00%, due 11/20/2009	400	410
Agriculture (0.5%)
Cargill, Inc.-144A
5.00%, due 11/15/2013	290	283
Michael Foods, Inc.
8.00%, due 11/15/2013	100	102
Air Transportation (0.3%)
FedEx Corp.
9.65%, due 06/15/2012	175	211
Amusement & Recreation Services (0.4%)
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010	310	305
Business Credit Institutions (1.0%)
General Electric Capital Corp.
5.50%, due 04/28/2011	250	253
John Deere Capital Corp., Series D
4.40%, due 07/15/2009	300	294
Pemex Finance, Ltd.
9.03%, due 02/15/2011	270	290
Business Services (0.1%)
Hertz Corp.-144A
10.50%, due 01/01/2016 †	100	110
Chemicals & Allied Products (1.3%)
Cytec Industries, Inc.
6.00%, due 10/01/2015	90	89
ICI Wilmington, Inc.
4.38%, due 12/01/2008	430	420
Lubrizol Corp.
4.63%, due 10/01/2009	360	353
Monsanto Co.
5.50%, due 07/30/2035	185	174
Commercial Banks (1.5%)
Bank of America Corp.
7.80%, due 02/15/2010	95	103
Citigroup, Inc., Global Note
3.63%, due 02/09/2009	360	348
HBOS PLC-144A
5.92%, due 10/01/2015 (a) (b)	200	193
Popular North America, Inc.
5.20%, due 12/12/2007	105	104

1

Sumitomo Mitsui Banking-144A
5.63%, due 10/15/2015 (a) (b)	150	146
Wachovia Capital Trust III
5.80%, due 03/15/2011 (a) (b)	305	306
Communication (0.1%)
Comcast Corp.
7.05%, due 03/15/2033	110	118
Computer & Office Equipment (0.2%)
Hewlett-Packard Co.
3.63%, due 03/15/2008	133	130
Department Stores (0.6%)
Meyer (Fred) Stores, Inc.
7.45%, due 03/01/2008	290	298
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	150	159
Electric Services (1.2%)
Dominion Resources, Inc.
5.69%, due 05/15/2008	300	301
FPL Group Capital, Inc., Series B
5.55%, due 02/16/2008	350	351
PSEG Funding Trust
5.38%, due 11/16/2007	300	300
Electric, Gas & Sanitary Services (0.2%)
NiSource Finance Corp.
7.88%, due 11/15/2010	190	205
Food & Kindred Products (0.4%)
Bunge Ltd. Finance Corp.
4.38%, due 12/15/2008	325	317
Food Stores (0.1%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	100	101
Gas Production & Distribution (1.2%)
Kinder Morgan Energy Partners, LP
7.75%, due 03/15/2032	115	131
Kinder Morgan Finance Co. ULC
5.35%, due 01/05/2011	100	97
Oneok, Inc.
5.51%, due 02/16/2008	390	390
Southern Union Co., Senior Note
6.15%, due 08/16/2008	334	336
Holding & Other Investment Offices (1.7%)
BRE Properties, Inc. REIT
5.75%, due 09/01/2009	380	384
ERP Operating, LP
5.13%, due 03/15/2016	175	169
iStar Financial, Inc. REIT, Senior Note-144A
5.95%, due 10/15/2013	300	302
Simon Property Group, LP REIT
5.63%, due 08/15/2014	330	331
Weingarten Realty Investors REIT, Series A
5.26%, due 05/15/2012	130	129
Hotels & Other Lodging Places (0.4%)
Starwood Hotels & Resorts Worldwide, Inc.
7.88%, due 05/01/2012	200	210
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	100	97
Industrial Machinery & Equipment (0.1%)
Cummins, Inc.
7.13%, due 03/01/2028	55	56
Instruments & Related Products (0.1%)
Xerox Corp., Subordinated Note
6.40%, due 03/15/2016	100	100

2

Insurance (0.2%)
St Paul Travelers Cos. (The), Inc., Senior Note
6.75%, due 06/20/2036	175	189
Life Insurance (0.3%)
AXA SA, Subordinated Note
8.60%, due 12/15/2030	210	268
Metal Mining (0.1%)
Phelps Dodge Corp.
9.50%, due 06/01/2031	45	59
Mortgage Bankers & Brokers (0.3%)
ILFC E-Capital Trust II-144A
6.25%, due 12/21/2065 (b)	100	100
MUFG Capital Finance 1, Ltd.
6.35%, due 07/25/2016 (a) (b)	105	106
Oil & Gas Extraction (0.3%)
Chesapeake Energy Corp., Senior Note
7.63%, due 07/15/2013	100	102
Husky Oil, Ltd.
8.90%, due 08/15/2028 (b)	105	111
Personal Credit Institutions (0.5%)
Capital One Bank
5.75%, due 09/15/2010	370	375
Petroleum Refining (1.0%)
Enterprise Products Operating, LP
8.38%, due 08/01/2066 (b)	105	111
Enterprise Products Operating, LP, Series B
4.00%, due 10/15/2007	310	305
Valero Energy Corp.
3.50%, due 04/01/2009	385	369
Printing & Publishing (0.1%)
News America Holdings, Inc.
7.75%, due 12/01/2045	100	112
Radio & Television Broadcasting (0.6%)
Chancellor Media Corp.
8.00%, due 11/01/2008	225	235
Univision Communications, Inc.
7.85%, due 07/15/2011	260	259
Real Estate (0.7%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	213	219
Westfield Capital Corp., Ltd./WT Finance Aust Pty, Ltd./WEA Finance LLC-144A
4.38%, due 11/15/2010	330	318
Security & Commodity Brokers (1.2%)
E*Trade Financial Corp.
8.00%, due 06/15/2011	100	104
Goldman Sachs Group, Inc., Subordinated Note
6.45%, due 05/01/2036	100	102
Mizuho Preferred Capital Co. LLC-144A
8.79%, due 06/30/2008 (a) (b)	402	423
Residential Capital Corp.
6.38%, due 06/30/2010	212	214
Western Union Co. (The)-144A
5.93%, due 10/01/2016	105	106
Stone, Clay & Glass Products (0.2%)
Lafarge SA
7.13%, due 07/15/2036	136	146
Telecommunications (0.9%)
Nextel Communications, Inc., Series D
7.38%, due 08/01/2015	95	98
SBC Communications, Inc.
4.13%, due 09/15/2009	332	322

3

Verizon Global Funding Corp.
4.00%, due 01/15/2008	265	261
Water Transportation (0.4%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	270	294
Wholesale Trade Nondurable Goods (0.1%)
Domino’s, Inc.
8.25%, due 07/01/2011	85	89
Total Corporate Debt Securities (cost: $14,886)		14,903

	Shares	Value
COMMON STOCKS (69.1%)
Air Transportation (1.4%)
FedEx Corp.	10,000	1,087
Apparel & Accessory Stores (0.9%)
Nordstrom, Inc.	16,500	698
Automotive (3.8%)
Harley-Davidson, Inc.	26,500	1,663
PACCAR, Inc. †	24,000	1,368
Beverages (1.0%)
PepsiCo, Inc.	12,000	783
Communications Equipment (2.8%)
QUALCOMM, Inc.	60,000	2,181
Computer & Data Processing Services (3.9%)
Google, Inc.-Class A ‡	1,450	583
Intuit, Inc. ‡	28,000	899
Microsoft Corp.	60,000	1,640
Computer & Office Equipment (3.5%)
Apple Computer, Inc. ‡	22,000	1,695
Sandisk Corp. ‡	20,000	1,071
Drug Stores & Proprietary Stores (2.0%)
Walgreen Co.	35,000	1,554
Electronic & Other Electric Equipment (0.9%)
General Electric Co.	20,880	737
Engineering & Management Services (4.7%)
Jacobs Engineering Group, Inc. ‡	50,000	3,736
Food Stores (1.1%)
Whole Foods Market, Inc.	14,500	862
Hotels & Other Lodging Places (5.3%)
Marriott International, Inc.-Class A	83,110	3,211
MGM Mirage, Inc. † ‡	25,000	987
Industrial Machinery & Equipment (7.7%)
Caterpillar, Inc.	53,000	3,487
Donaldson Co., Inc.	25,000	922
Kennametal, Inc.	30,000	1,699
Insurance (1.9%)
WellPoint, Inc. ‡	20,000	1,541
Medical Instruments & Supplies (1.3%)
Zimmer Holdings, Inc. ‡	15,000	1,012
Oil & Gas Extraction (4.2%)
Anadarko Petroleum Corp.	17,750	778
Apache Corp.	17,000	1,074
Schlumberger, Ltd.	24,000	1,489
Petroleum Refining (1.8%)
Suncor Energy, Inc.	20,000	1,441
Pharmaceuticals (5.6%)
Amgen, Inc. ‡	20,885	1,494
Genentech, Inc. ‡	10,000	827
Roche Holding AG-Genusschein	12,241	2,111
Printing & Publishing (3.7%)
McGraw-Hill Cos., Inc. (The)	50,000	2,902
Security & Commodity Brokers (5.4%)
American Express Co.	30,000	1,682
Ameriprise Financial, Inc.	25,000	1,173

4

Chicago Mercantile Exchange	3,000	1,435
Telecommunications (2.3%)
Verizon Communications, Inc.	50,000	1,857
Transportation & Public Utilities (2.2%)
Expeditors International of Washington, Inc.	40,000	1,783
Wholesale Trade Durable Goods (1.7%)
Grainger (W.W.), Inc.	20,000	1,340
Total Common Stocks (cost: $42,658)		54,802

	Principal	Value
SECURITY LENDING COLLATERAL (9.7%)
Debt (8.5%)
Bank Notes (0.3%)
Bank of America
5.30%, due 11/20/2006 *	241	241
Commercial Paper (1.0%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	48	48
CIESCO LLC-144A
5.29%, due 11/16/2006	48	48
Clipper Receivables Corp.
5.28%, due 10/19/2006	71	71
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	48	48
General Electric Capital Corp.
5.29%, due 11/03/2006	117	117
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	48	48
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	47	47
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	71	71
5.28%, due 10/26/2006	71	71
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	48	48
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	95	95
Yorktown Capital LLC
5.29%, due 10/18/2006	96	96
Euro Dollar Overnight (0.8%)
Abbey National PLC
5.27%, due 10/03/2006	96	96
BNP Paribas
5.26%, due 10/05/2006	120	120
Lloyds TSB Bank
5.27%, due 10/02/2006	120	120
Svenska Handlesbanken
5.35%, due 10/02/2006	125	125
UBS AG
5.31%, due 10/02/2006	168	168
Euro Dollar Terms (3.6%)
Bank of Nova Scotia
5.28%, due 10/11/2006	144	144
Barclays
5.31%, due 10/20/2006	120	120
5.30%, due 11/03/2006	144	144
5.31%, due 11/21/2006	216	216
Branch Banker &Trust
5.27%, due 10/10/2006	217	217
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	72	72

5

Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	241	241
Fortis Bank
5.30%, due 11/20/2006	289	289
Harris NA
5.28%, due 11/22/2006	241	241
Royal Bank of Canada
5.30%, due 10/27/2006	120	120
5.30%, due 11/17/2006	48	48
Royal Bank of Scotland
5.30%, due 10/27/2006	313	313
Societe Generale
5.28%, due 11/01/2006	241	241
Toronto Dominion Bank
5.27%, due 10/12/2006	120	120
UBS AG
5.30%, due 10/27/2006	241	241
Wells Fargo
5.27%, due 10/17/2006	48	48
Repurchase Agreements (2.8%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $79 on 10/02/2006	79	79
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $1,324 on 10/02/2006	1,324	1,324
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $157 on 10/02/2006	157	157
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $454 on 10/02/2006	453	453
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $246 on 10/02/2006	246	246

	Shares	Value
Investment Companies (1.2%)
American Beacon Fund
1-day yield of 5.27%	7,026	7
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	392,800	393
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	525,061	525
Total Security Lending Collateral (cost: $7,677)		7,677

Total Investment Securities (cost: $71,813) #		$84,118

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $7,463.

(a)	The security has a perpetual maturity. The date shown is the next call date.

(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of September 30, 2006.

‡	Non-income producing.

*	Floating or variable rate note. Rate is listed as of September 30, 2006.

6

††

Cash collateral for the Repurchase Agreements, valued at $2,334, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

#

Aggregate cost for Federal income tax purposes is $71,815. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $12,677 and $374, respectively. Net unrealized appreciation for tax purposes is $12,303.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $2,505 or 3.2% of the net assets of the Fund.

REIT	Real Estate Investment Trust

7

Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CONVERTIBLE BOND (79.2%)
Aerospace (0.6%)
Armor Holdings, Inc.
2.00%, due 11/01/2024 (a)	$2,160	$2,670
Amusement & Recreation Services (1.0%)
Caesars Entertainment, Inc., Senior Note
5.51%, due 04/15/2024 *	3,500	4,185
Automotive Dealers (2.5%)
United Auto Group, Inc., Subordinated Note-144A
3.50%, due 04/01/2026	9,150	10,614
Commercial Banks (11.9%)
Deutsche Bank AG London
0.25%, due 04/11/2013	17,000	18,525
Euronet Worldwide, Inc., Senior Note
3.50%, due 10/15/2025	11,500	11,054
Wachovia Corp.-144A
0.25%, due 03/01/2013	12,000	13,564
Wells Fargo & Co.
0.25%, due 04/29/2014	8,000	8,360
Communication (5.5%)
American Tower Corp.
3.00%, due 08/15/2012 †	4,160	7,800
XM Satellite Radio Holdings, Inc.
1.75%, due 12/01/2009 †	14,000	11,235
XM Satellite Radio, Inc.-144A
1.75%, due 12/01/2009	6,000	4,815
Computer & Office Equipment (6.8%)
SanDisk Corp., Senior Note
1.00%, due 05/15/2013 †	22,000	20,955
Scientific Games Corp.
0.75%, due 12/01/2024	7,000	8,347
Electronic Components & Accessories (2.3%)
Intel Corp., Junior Subordinated Note
2.95%, due 12/15/2035 †	1,300	1,162
Intel Corp.-144A
2.95%, due 12/15/2035	10,000	8,937
Hotels & Other Lodging Places (2.0%)
Hilton Hotels Corp., Senior Note
3.38%, due 04/15/2023	6,500	8,499
Industrial Machinery & Equipment (2.2%)
Cooper Cameron Corp., Senior Note
1.50%, due 05/15/2024	6,450	9,635
Instruments & Related Products (2.0%)
Allergan, Inc.
1.50%, due 04/01/2026 †	8,050	8,473
Management Services (2.3%)
Fluor Corp.
1.50%, due 02/15/2024	6,900	9,936
Manufacturing Industries (4.0%)
Shuffle Master, Inc.
1.25%, due 04/15/2024	9,500	10,652
Tyco International Group SA, Series B
3.13%, due 01/15/2023 †	5,000	6,581
Medical Instruments & Supplies (0.7%)
St. Jude Medical, Inc., Senior Note
2.80%, due 12/15/2035	3,000	2,974
Mortgage Bankers & Brokers (3.7%)
WMT Debt Exchangeable Trust-144A
0.25%, due 05/02/2013 d	1,300	15,921

1

Motion Pictures (4.5%)
Lions Gate Entertainment Corp.
4.88%, due 12/15/2010 †	1,150	2,152
2.94%, due 10/15/2024 †	7,550	7,861
Macrovision Corp.-144A
2.63%, due 08/15/2011	8,600	9,449
Oil & Gas Extraction (6.5%)
Halliburton Co.
3.13%, due 07/15/2023	5,000	7,875
Quicksilver Resources, Inc., Senior Note
1.88%, due 11/01/2024	4,500	5,749
Schlumberger, Ltd., Series B
2.13%, due 06/01/2023	8,900	14,440
Personal Credit Institutions (1.5%)
American Express Co.
1.85%, due 12/01/2033 (b)	6,550	6,624
Pharmaceuticals (1.6%)
Cubist Pharmaceuticals, Inc., Subordinated Note
2.25%, due 06/15/2013 †	7,000	6,912
Security & Commodity Brokers (8.0%)
BlackRock, Inc./New York
2.63%, due 02/15/2035	8,050	12,145
Morgan Stanley Group, Inc.-144A
0.25%, due 07/30/2014 d	7,900	7,698
Svensk Exportkredit AB
0.25%, due 01/31/2015 d	8,300	14,463
Telecommunications (3.7%)
NII Holdings, Inc., Senior Note
2.75%, due 08/15/2025	11,300	15,975
Transportation Equipment (2.1%)
Trinity Industries, Inc.
3.88%, due 06/01/2036	9,250	8,880
Water Transportation (2.0%)
Carnival Corp., Senior Note
2.00%, due 04/15/2021	7,000	8,663
Wholesale Trade Durable Goods (1.8%)
WESCO International, Inc.-144A
2.63%, due 10/15/2025	5,000	7,738
Total Convertible Bond (cost: $313,363)		341,518

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (13.7%)
Automotive (0.9%)
Ford Motor Co. Capital Trust II	112,000	3,766
Chemicals & Allied Products (1.9%)
Celanese Corp.	298,000	8,120
Insurance (2.0%)
Fortis Insurance NV-144A	6,120	8,543
Life Insurance (2.1%)
Metlife, Inc.	308,000	9,163
Metal Mining (0.9%)
Freeport-McMoRan Copper & Gold, Inc.	3,250	4,083
Mining (1.2%)
Arch Coal, Inc.	36,000	5,062
Oil & Gas Extraction (2.4%)
Chesapeake Energy Corp.	55,050	10,307
Security & Commodity Brokers (1.2%)
Credit Suisse First Boston USA, Inc.	94,300	5,170
Variety Stores (1.1%)
Retail Ventures, Inc.	85,000	4,856
Total Convertible Preferred Stocks (cost: $55,691)		59,070

2

	Principal	Value
SECURITY LENDING COLLATERAL (10.4%)
Debt (9.2%)
Bank Notes (0.3%)
Bank of America
5.30%, due 11/20/2006 *	1,413	1,413
Commercial Paper (1.1%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	282	282
CIESCO LLC-144A
5.29%, due 11/16/2006	282	282
Clipper Receivables Corp.
5.28%, due 10/19/2006	418	418
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	279	279
General Electric Capital Corp.
5.29%, due 11/03/2006	688	688
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	283	283
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	277	277
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	418	418
5.28%, due 10/26/2006	418	418
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	283	283
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	559	559
Yorktown Capital LLC
5.29%, due 10/18/2006	565	565
Euro Dollar Overnight (0.9%)
Abbey National PLC
5.27%, due 10/03/2006	565	565
BNP Paribas
5.26%, due 10/05/2006	706	706
Lloyds TSB Bank
5.27%, due 10/02/2006	706	706
Svenska Handlesbanken
5.35%, due 10/02/2006	731	731
UBS AG
5.31%, due 10/02/2006	989	989
Euro Dollar Terms (3.8%)
Bank of Nova Scotia
5.28%, due 10/11/2006	848	848
Barclays
5.31%, due 10/20/2006	706	706
5.30%, due 11/03/2006	848	848
5.31%, due 11/21/2006	1,272	1,272
Branch Banker &Trust
5.27%, due 10/10/2006	1,272	1,272
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	424	424
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	1,413	1,413
Fortis Bank
5.30%, due 11/20/2006	1,695	1,695
Harris NA
5.28%, due 11/22/2006	1,413	1,413
Royal Bank of Canada
5.30%, due 10/27/2006	706	706
5.30%, due 11/17/2006	283	283
Royal Bank of Scotland
5.30%, due 10/27/2006	1,837	1,837
Societe Generale
5.28%, due 11/01/2006	1,413	1,413

3

Toronto Dominion Bank
5.27%, due 10/12/2006	706	706
UBS AG
5.30%, due 10/27/2006	1,413	1,413
Wells Fargo
5.27%, due 10/17/2006	283	283
Repurchase Agreements (3.1%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $465 on 10/02/2006	465	465
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $7,778 on 10/02/2006	7,775	7,775
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $921 on 10/02/2006	921	921
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $2,664 on 10/02/2006	2,662	2,662
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $1,443 on 10/02/2006	1,442	1,442

	Shares	Value
Investment Companies (1.2%)
American Beacon Fund
1-day yield of 5.27%	41,263	41
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	2,307,012	2,307
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	3,083,813	3,084
Total Security Lending Collateral (cost: $45,091)		45,091

Total Investment Securities (cost: $414,145) #		$445,679

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Armor Holding, Inc. has a coupon rate of 2.00% until 11/01/2011, thereafter the coupon rate will be 0.00%.

*	Floating or variable rate note. Rate is listed as of September 30, 2006.

†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $44,033.

d	Security is deemed to be illiquid.

(b)	American Express Co. has a coupon rate of 1.85% until 12/01/2006, thereafter the coupon rate will be 0.00%.

††

Cash collateral for the Repurchase Agreements, valued at $13,708, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

#

Aggregate cost for Federal income tax purposes is $414,153. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $40,962 and $9,436, respectively. Net unrealized appreciation for tax purposes is $31,526.

4

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $90,360 or 20.9% of the net assets of the Fund.

5

Transamerica Equity

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.9%)
Air Transportation (3.1%)
FedEx Corp.	479,000	$52,058
Automotive (1.5%)
Harley-Davidson, Inc.	413,000	25,916
Beverages (2.2%)
PepsiCo, Inc.	566,000	36,937
Chemicals & Allied Products (3.7%)
Praxair, Inc.	1,050,000	62,118
Communications Equipment (4.3%)
QUALCOMM, Inc.	2,000,000	72,700
Computer & Data Processing Services (9.5%)
Google, Inc.-Class A ‡	72,500	29,138
Intuit, Inc. ‡	1,784,750	57,273
Microsoft Corp.	2,700,000	73,791
Computer & Office Equipment (7.0%)
Apple Computer, Inc. ‡	840,000	64,705
Sandisk Corp. ‡ †	1,000,000	53,540
Drug Stores & Proprietary Stores (3.4%)
Walgreen Co.	1,300,000	57,707
Electronic & Other Electric Equipment (2.9%)
General Electric Co.	1,400,000	49,420
Engineering & Management Services (3.1%)
Jacobs Engineering Group, Inc. ‡	700,000	52,311
Food Stores (2.1%)
Whole Foods Market, Inc. †	609,950	36,249
Hotels & Other Lodging Places (7.4%)
Las Vegas Sands Corp. ‡	263,000	17,976
Marriott International, Inc.-Class A	1,550,000	59,892
MGM Mirage, Inc. ‡ †	1,200,000	47,388
Industrial Machinery & Equipment (3.5%)
Caterpillar, Inc.	900,000	59,220
Insurance (3.7%)
WellPoint, Inc. ‡	800,000	61,640
Management Services (2.6%)
Paychex, Inc.	1,200,000	44,220
Medical Instruments & Supplies (2.8%)
Zimmer Holdings, Inc. ‡	700,000	47,250
Oil & Gas Extraction (4.3%)
Anadarko Petroleum Corp.	570,500	25,005
Schlumberger, Ltd.	763,200	47,341
Petroleum Refining (2.2%)
Suncor Energy, Inc.	518,600	37,365
Pharmaceuticals (6.2%)
Allergan, Inc.	500,000	56,305
Genentech, Inc. ‡ †	580,000	47,966
Printing & Publishing (4.5%)
McGraw-Hill Cos., Inc. (The)	1,300,000	75,439
Restaurants (2.2%)
Starbucks Corp. ‡	1,109,000	37,761
Security & Commodity Brokers (12.3%)
American Express Co.	1,200,000	67,296
Ameriprise Financial, Inc.	1,000,000	46,900
Chicago Mercantile Exchange	194,500	93,020
Telecommunications (1.2%)
Sprint Nextel Corp. †	1,200,000	20,580
Transportation & Public Utilities (4.2%)
Expeditors International of Washington, Inc.	1,572,750	70,113
Total Common Stocks (cost: $1,312,263)		1,686,540

1

	Principal	Value
SECURITY LENDING COLLATERAL (2.9%)
Debt (2.6%)
Bank Notes (0.1%)
Bank of America
5.30%, due 11/20/2006 *	1,554	1,554
Commercial Paper (0.3%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	311	311
CIESCO LLC-144A
5.29%, due 11/16/2006	311	311
Clipper Receivables Corp.
5.28%, due 10/19/2006	459	459
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	307	307
General Electric Capital Corp.
5.29%, due 11/03/2006	757	757
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	311	311
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	304	304
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	460	460
5.28%, due 10/26/2006	459	459
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	311	311
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	614	614
Yorktown Capital LLC
5.29%, due 10/18/2006	622	622
Euro Dollar Overnight (0.2%)
Abbey National PLC
5.27%, due 10/03/2006	622	622
BNP Paribas
5.26%, due 10/05/2006	777	777
Lloyds TSB Bank
5.27%, due 10/02/2006	777	777
Svenska Handlesbanken
5.35%, due 10/02/2006	804	804
UBS AG
5.31%, due 10/02/2006	1,088	1,088
Euro Dollar Terms (1.1%)
Bank of Nova Scotia
5.28%, due 10/11/2006	932	932
Barclays
5.31%, due 10/20/2006	777	777
5.30%, due 11/03/2006	932	932
5.31%, due 11/21/2006	1,398	1,398
Branch Banker &Trust
5.27%, due 10/10/2006	1,398	1,398
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	466	466
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	1,554	1,554
Fortis Bank
5.30%, due 11/20/2006	1,865	1,865
Harris NA
5.28%, due 11/22/2006	1,554	1,554
Royal Bank of Canada
5.30%, due 10/27/2006	777	777
5.30%, due 11/17/2006	311	311
Royal Bank of Scotland
5.30%, due 10/27/2006	2,020	2,020
Societe Generale
5.28%, due 11/01/2006	1,554	1,554

2

Toronto Dominion Bank
5.27%, due 10/12/2006	777	777
UBS AG
5.30%, due 10/27/2006	1,554	1,554
Wells Fargo
5.27%, due 10/17/2006	311	311
Repurchase Agreements (0.9%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $512 on 10/02/2006	511	511
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $8,555 on 10/02/2006	8,551	8,551
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $1,013 on 10/02/2006	1,013	1,013
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $2,930 on 10/02/2006	2,928	2,928
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $1,587 on 10/02/2006	1,586	1,586

	Shares	Value
Investment Companies (0.3%)
American Beacon Fund
1-day yield of 5.27%	45,382	45
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	2,537,273	2,537
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	3,391,606	3,392
Total Security Lending Collateral (cost: $49,591)		49,591

Total Investment Securities (cost: $1,361,854) #		$1,736,131

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $47,706.

*	Floating or variable rate note. Rate is listed as of September 30, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $15,076, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

#

Aggregate cost for Federal income tax purposes is $1,361,779. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $382,954 and $8,602, respectively. Net unrealized appreciation for tax purposes is $374,352.

3

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated  $3,388 or 0.2% of the net assets of the Fund.

4

Transamerica Equity II

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.5%)
Air Transportation (3.1%)
FedEx Corp.	5,250	$571
Apparel & Accessory Stores (0.5%)
Nordstrom, Inc.	2,200	93
Automotive (1.5%)
Harley-Davidson, Inc.	4,550	286
Beverages (2.5%)
PepsiCo, Inc.	7,000	457
Chemicals & Allied Products (4.1%)
Praxair, Inc.	13,000	769
Communications Equipment (4.3%)
QUALCOMM, Inc.	21,850	794
Computer & Data Processing Services (9.4%)
Google, Inc.-Class A ‡	800	322
Intuit, Inc. ‡	19,600	629
Microsoft Corp.	29,500	806
Computer & Office Equipment (7.1%)
Apple Computer, Inc. ‡	10,000	770
Sandisk Corp. ‡	10,200	546
Drug Stores & Proprietary Stores (4.0%)
Walgreen Co.	17,000	755
Electronic & Other Electric Equipment (2.7%)
General Electric Co.	14,400	508
Engineering & Management Services (2.8%)
Jacobs Engineering Group, Inc. ‡	7,000	523
Food Stores (2.1%)
Whole Foods Market, Inc.	6,700	398
Hotels & Other Lodging Places (7.6%)
Las Vegas Sands Corp. ‡	3,000	205
Marriott International, Inc.-Class A	17,000	657
MGM Mirage, Inc. ‡	14,000	553
Industrial Machinery & Equipment (3.2%)
Caterpillar, Inc.	8,930	588
Insurance (4.1%)
WellPoint, Inc. ‡	9,900	763
Management Services (2.6%)
Paychex, Inc.	13,000	479
Medical Instruments & Supplies (2.7%)
Zimmer Holdings, Inc. ‡	7,500	506
Oil & Gas Extraction (4.3%)
Anadarko Petroleum Corp.	6,300	276
Schlumberger, Ltd.	8,400	521
Petroleum Refining (2.1%)
Suncor Energy, Inc.	5,500	396
Pharmaceuticals (5.6%)
Allergan, Inc.	4,300	484
Genentech, Inc. ‡	6,850	567
Printing & Publishing (4.4%)
McGraw-Hill Cos., Inc. (The)	14,000	812
Restaurants (2.2%)
Starbucks Corp. ‡	12,250	417
Security & Commodity Brokers (10.8%)
American Express Co.	12,990	729
Ameriprise Financial, Inc.	6,000	281
Chicago Mercantile Exchange	2,100	1,004
Telecommunications (1.5%)
Sprint Nextel Corp.	16,000	274
Transportation & Public Utilities (4.3%)
Expeditors International of Washington, Inc.	18,000	803
Total Common Stocks (cost: $13,855)		18,542

Total Investment Securities (cost: $13,855) #		$18,542

1

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

#

Aggregate cost for Federal income tax purposes is $13,898. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $4,857 and $213, respectively. Net unrealized appreciation for tax purposes is $4,644.

2

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.1%)
Amusement & Recreation Services (3.2%)
Station Casinos, Inc. †	270,580	$15,648
Apparel & Accessory Stores (1.6%)
Nordstrom, Inc.	180,910	7,652
Business Services (0.6%)
Getty Images, Inc. † ‡	61,900	3,075
Commercial Banks (2.7%)
Wintrust Financial Corp.	267,723	13,426
Communication (4.1%)
Global Payments, Inc.	421,500	18,550
XM Satellite Radio Holdings, Inc.-Class A † ‡	121,120	1,561
Computer & Data Processing Services (6.4%)
Checkfree Corp. ‡	303,170	12,527
Digital Insight Corp. ‡	305,249	8,950
Intuit, Inc. ‡	94,440	3,031
THQ, Inc. † ‡	242,000	7,059
Computer & Office Equipment (4.5%)
Sandisk Corp. † ‡	407,640	21,825
Educational Services (1.6%)
Strayer Education, Inc. †	72,220	7,815
Electronic Components & Accessories (0.8%)
Microchip Technology, Inc.	127,830	4,144
Engineering & Management Services (4.5%)
Jacobs Engineering Group, Inc. ‡	293,882	21,962
Food Stores (2.7%)
Whole Foods Market, Inc. †	224,400	13,336
Hardware Stores (3.6%)
Fastenal Co. †	460,900	17,777
Holding & Other Investment Offices (1.0%)
Host Hotels & Resorts, Inc. REIT	222,200	5,095
Hotels & Other Lodging Places (7.3%)
Hilton Hotels Corp.	636,580	17,729
Las Vegas Sands Corp. † ‡	262,570	17,947
Industrial Machinery & Equipment (11.9%)
Cameron International Corp. ‡	386,340	18,664
Graco, Inc.	377,040	14,727
Grant Prideco, Inc. ‡	247,230	9,402
Kennametal, Inc.	274,840	15,570
Instruments & Related Products (0.7%)
Trimble Navigation, Ltd. ‡	68,000	3,201
Medical Instruments & Supplies (3.7%)
Techne Corp. ‡	344,710	17,532
Varian Medical Systems, Inc. ‡	12,100	646
Motion Pictures (2.1%)
Macrovision Corp. ‡	440,184	10,428
Oil & Gas Extraction (1.3%)
Forest Oil Corp. † ‡	204,690	6,466
Paperboard Containers & Boxes (3.2%)
Packaging Corp. of America	669,650	15,536
Pharmaceuticals (3.3%)
Allergan, Inc.	37,600	4,234
Endo Pharmaceuticals Holdings, Inc. ‡	361,390	11,763
Restaurants (2.2%)
PF Chang’s China Bistro, Inc. † ‡	314,880	10,929
Security & Commodity Brokers (10.1%)
Ameriprise Financial, Inc.	52,700	2,472
BlackRock, Inc.-Class A †	199,340	29,702
Chicago Mercantile Exchange	36,155	17,291
Telecommunications (3.7%)
NeuStar, Inc.-Class A † ‡	654,545	18,164
Transportation & Public Utilities (8.3%)
CH Robinson Worldwide, Inc. †	419,200	18,688
Expeditors International of Washington, Inc.	488,985	21,799
Total Common Stocks (cost: $385,730)		466,323

1

	Principal	Value
SECURITY LENDING COLLATERAL (21.6%)
Debt (19.0%)
Bank Notes (0.7%)
Bank of America
5.30%, due 11/20/2006 *	3,312	3,312
Commercial Paper (2.3%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	662	662
CIESCO LLC-144A
5.29%, due 11/16/2006	662	662
Clipper Receivables Corp.
5.28%, due 10/19/2006	979	979
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	654	654
General Electric Capital Corp.
5.29%, due 11/03/2006	1,612	1,612
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	662	662
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	649	649
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	980	980
5.28%, due 10/26/2006	979	979
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	662	662
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	1,310	1,310
Yorktown Capital LLC
5.29%, due 10/18/2006	1,325	1,325
Euro Dollar Overnight (1.8%)
Abbey National PLC
5.27%, due 10/03/2006	1,325	1,325
BNP Paribas
5.26%, due 10/05/2006	1,656	1,656
Lloyds TSB Bank
5.27%, due 10/02/2006	1,656	1,656
Svenska Handlesbanken
5.35%, due 10/02/2006	1,713	1,713
UBS AG
5.31%, due 10/02/2006	2,318	2,318
Euro Dollar Terms (7.9%)
Bank of Nova Scotia
5.28%, due 10/11/2006	1,987	1,987
Barclays
5.31%, due 10/20/2006	1,656	1,656
5.30%, due 11/03/2006	1,987	1,987
5.31%, due 11/21/2006	2,981	2,981
Branch Banker &Trust
5.27%, due 10/10/2006	2,981	2,981
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	993	993
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	3,312	3,312
Fortis Bank
5.30%, due 11/20/2006	3,974	3,974
Harris NA
5.28%, due 11/22/2006	3,312	3,312

2

Royal Bank of Canada
5.30%, due 10/27/2006	1,656	1,656
5.30%, due 11/17/2006	662	662
Royal Bank of Scotland
5.30%, due 10/27/2006	4,305	4,305
Societe Generale
5.28%, due 11/01/2006	3,312	3,312
Toronto Dominion Bank
5.27%, due 10/12/2006	1,656	1,656
UBS AG
5.30%, due 10/27/2006	3,312	3,312
Wells Fargo
5.27%, due 10/17/2006	662	662
Repurchase Agreements (6.3%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $1,090 on 10/02/2006	1,090	1,090
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $18,232 on 10/02/2006	18,224	18,224
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $2,159 on 10/02/2006	2,158	2,158
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $6,243 on 10/02/2006	6,241	6,241
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $3,382 on 10/02/2006	3,380	3,380

	Shares	Value
Investment Companies (2.6%)
American Beacon Fund
1-day yield of 5.27%	96,718	97
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	5,407,458	5,407
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	7,228,219	7,228
Total Security Lending Collateral (cost: $105,689)		105,689

Total Investment Securities (cost: $491,419) #		$572,012

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $102,412.

‡	Non-income producing.

*	Floating or variable rate note. Rate is listed as of September 30, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $32,131, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

3

#

Aggregate cost for Federal income tax purposes is $491,572. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $93,211 and $12,771, respectively. Net unrealized appreciation for tax purposes is $80,440.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $7,220 or 1.5% of the net assets of the Fund.

REIT	Real Estate Investment Trust

4

Transamerica Money Market

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
COMMERCIAL PAPER (82.8%)
Automotive (4.3%)
BMW US Capital LLC-144A
5.26%, due 10/12/2006	$10,000	$9,982
5.24%, due 11/01/2006	13,000	12,939
Business Credit Institutions (3.9%)
Caterpillar Financial Services Corp.-144A
5.30%, due 10/20/2006	6,820	6,800
Sheffield Receivables Corp.-144A
5.26%, due 10/16/2006	7,670	7,652
5.27%, due 10/18/2006	2,770	2,763
5.27%, due 11/09/2006	3,500	3,479
Commercial Banks (14.2%)
Bank of America Corp.
5.28%, due 10/17/2006	13,275	13,242
HBOS Treasury Services
5.26%, due 10/30/2006	5,700	5,675
5.25%, due 11/09/2006	3,100	3,082
5.24%, due 11/13/2006	4,900	4,869
5.25%, due 12/19/2006	3,800	3,756
5.25%, due 12/27/2006	3,050	3,011
State Street Boston Corp.
5.23%, due 10/13/2006	8,500	8,484
5.24%, due 10/25/2006	7,600	7,572
UBS Finance Delaware LLC
5.26%, due 10/05/2006	16,000	15,988
5.25%, due 10/06/2006	5,000	4,996
5.25%, due 10/10/2006	5,500	5,492
Electronic & Other Electric Equipment (4.9%)
Emerson Electric Co.-144A
5.23%, due 10/02/2006	15,000	14,996
5.24%, due 10/06/2006	7,500	7,493
5.25%, due 10/11/2006	4,000	3,994
Food & Kindred Products (1.1%)
Nestle Capital Corp.-144A
5.25%, due 10/03/2006	6,011	6,008
Holding & Other Investment Offices (5.2%)
Prudential Funding LLC
5.23%, due 10/13/2006	19,075	19,039
5.24%, due 10/19/2006	8,700	8,676
Insurance (2.5%)
Metlife Funding, Inc.
5.26%, due 11/21/2006	3,000	2,977
5.27%, due 11/21/2006	10,500	10,420
Metal Mining (4.9%)
BHP Billiton Finance USA, Ltd.-144A
5.25%, due 10/18/2006	15,500	15,459
5.25%, due 10/20/2006	11,000	10,968
Mortgage Bankers & Brokers (14.3%)
Barclays U.S. Funding Corp.
5.28%, due 10/16/2006	12,100	12,072
CAFCO LLC-144A
5.26%, due 10/12/2006	9,000	8,984
5.25%, due 10/24/2006	9,500	9,467
5.25%, due 10/27/2006	5,700	5,678
Old Line Funding Corp.-144A
5.26%, due 10/04/2006	10,550	10,544
5.27%, due 10/06/2006	8,200	8,193
5.26%, due 10/17/2006	8,500	8,479
Ranger Funding Co. LLC-144A
5.26%, due 10/05/2006	7,000	6,995
5.26%, due 10/23/2006	6,000	5,980

1

Oil & Gas Extraction (4.8%)
Total Capital SA-144A
5.24%, due 10/03/2006	26,000	25,989
Personal Credit Institutions (22.7%)
American Honda Finance Corp.
5.23%, due 10/16/2006	8,815	8,794
5.23%, due 10/18/2006	2,900	2,892
5.24%, due 10/24/2006	4,976	4,959
5.23%, due 10/26/2006	8,900	8,866
General Electric Capital Corp.
5.25%, due 10/10/2006	10,400	10,385
5.25%, due 10/12/2006	10,000	9,982
5.25%, due 10/17/2006	6,000	5,985
International Lease Finance Corp.
5.24%, due 10/11/2006	8,600	8,586
5.25%, due 10/11/2006	11,500	11,481
5.24%, due 10/26/2006	6,100	6,077
Paccar Financial Corp.
5.24%, due 10/02/2006	7,550	7,548
5.24%, due 10/06/2006	6,975	6,969
5.26%, due 11/17/2006	11,750	11,668
Toyota Motor Credit Corp.
5.27%, due 10/13/2006	9,150	9,133
5.24%, due 10/24/2006	8,500	8,470
Total Commercial Paper (cost: $443,988)		443,988

SHORT-TERM OBLIGATIONS (2.5%)
Business Credit Institutions (1.0%)
Caterpillar Financial Services Corp.
2.63%, due 01/30/2007	3,447	3,416
Caterpillar Financial Services Corp., Series F
5.47%, due 02/26/2007 *	1,900	1,901
Computer & Data Processing Services (1.5%)
International Business Machines Corp.
4.88%, due 10/01/2006	8,200	8,200
Total Short-Term Obligations (cost: $13,517)		13,517

CERTIFICATES OF DEPOSIT (14.8%)
Canadian Imperial Bank of Commerce
5.27%, due 10/04/2006	13,530	13,530
5.29%, due 10/20/2006	13,150	13,150
Royal Bank of Scotland
5.29%, due 11/07/2006	10,000	10,000
5.29%, due 11/08/2006	10,860	10,860
5.27%, due 11/20/2006	5,750	5,750
Toronto Dominion Bank, Ltd.
5.28%, due 10/23/2006	10,800	10,800
5.27%, due 11/20/2006	3,200	3,200
Wells Fargo Bank NA
5.27%, due 10/31/2006	11,800	11,800
Total Certificates Of Deposit (cost: $79,090)		79,090

Total Investment Securities (cost: $536,595)		$536,595

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of September 30, 2006.

2

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $192,842 or 36.0% of the net assets of the Fund.

3

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.8%)
Apparel Products (0.4%)
True Religion Apparel, Inc. ‡ †	70,000	$1,478
Chemicals & Allied Products (1.1%)
PolyOne Corp. ‡	555,560	4,628
Commercial Banks (2.0%)
North Fork Bancorp, Inc.	283,878	8,130
Computer & Data Processing Services (3.2%)
ActivIdentity Corp. ‡	175,800	826
Fair Isaac Corp.	215,000	7,862
Sabre Holdings Corp.	183,200	4,285
Computer & Office Equipment (1.1%)
Hypercom Corp. ‡	670,000	4,543
Symbol Technologies, Inc.	3,450	51
Construction (6.1%)
Chemed Corp.	266,700	8,604
McDermott International, Inc. ‡	380,000	15,884
Electric Services (2.1%)
CMS Energy Corp. ‡	580,000	8,375
Electric, Gas & Sanitary Services (2.8%)
ALLETE, Inc.	66,666	2,897
Republic Services, Inc.	205,000	8,243
Electronic & Other Electric Equipment (7.5%)
Acuity Brands, Inc.	275,000	12,485
Genlyte Group, Inc. ‡	250,000	17,800
Electronic Components & Accessories (1.1%)
OSI Systems, Inc. ‡ †	232,800	4,563
Food & Kindred Products (0.3%)
TreeHouse Foods, Inc. ‡ †	47,000	1,111
Gas Production & Distribution (1.8%)
KeySpan Corp.	175,000	7,199
Holding & Other Investment Offices (11.2%)
Annaly Capital Management, Inc. REIT †	670,000	8,804
Education Realty Trust, Inc. REIT †	325,000	4,797
Host Hotels & Resorts, Inc. REIT	550,000	12,611
LTC Properties, Inc. REIT	450,000	10,912
Omega Healthcare Investors, Inc. REIT	291,000	4,368
Parkway Properties, Inc. REIT	79,000	3,673
Industrial Machinery & Equipment (4.9%)
Allis-Chalmers Corp. ‡ †	280,000	4,099
Grant Prideco, Inc. ‡	203,000	7,720
Terex Corp. ‡	171,400	7,751
Instruments & Related Products (2.7%)
Fisher Scientific International ‡	140,000	10,954
Insurance (7.7%)
AMBAC Financial Group, Inc.	120,000	9,930
HCC Insurance Holdings, Inc.	367,500	12,083
PartnerRe, Ltd. †	135,000	9,122
Lumber & Other Building Materials (0.9%)
Drew Industries, Inc. ‡	145,000	3,663
Management Services (2.9%)
FTI Consulting, Inc. ‡ †	465,000	11,653
Medical Instruments & Supplies (2.4%)
Orthofix International NV ‡	210,000	9,549
Oil & Gas Extraction (16.0%)
Bronco Drilling Co., Inc. ‡	201,625	3,545
Chesapeake Energy Corp. †	420,400	12,183
GlobalSantaFe Corp.	200,000	9,998
Helix Energy Solutions Group, Inc. ‡ †	150,000	5,010
Pioneer Drilling Co. ‡ †	340,000	4,366
Superior Energy Services, Inc. ‡	795,000	20,877
Todco-Class A ‡ †	240,150	8,309
Pharmaceuticals (0.4%)
ARIAD Pharmaceuticals, Inc. ‡ †	360,000	1,570

1

Primary Metal Industries (1.3%)
Aleris International, Inc. ‡	100,000	5,054
Restaurants (1.2%)
O’Charley’s, Inc. ‡	255,000	4,837
Rubber & Misc. Plastic Products (1.4%)
Jarden Corp. ‡ †	175,000	5,770
Savings Institutions (0.9%)
Partners Trust Financial Group, Inc.	350,000	3,748
Telecommunications (2.4%)
Citizens Communications Co.	700,000	9,828
Water Transportation (8.5%)
Aries Maritime Transport, Ltd. †	992,000	10,317
DryShips, Inc. †	270,000	3,618
Genco Shipping & Trading, Ltd. †	499,700	11,323
Omega Navigation Enterprises, Inc.-Class A	329,800	5,069
StealthGas, Inc.	305,600	3,817
Wholesale Trade Nondurable Goods (2.5%)
Dean Foods Co. ‡	235,000	9,875
Total Common Stocks (cost: $308,310)		389,767

	Principal	Value
SECURITY LENDING COLLATERAL (16.7%)
Debt (14.7%)
Bank Notes (0.5%)
Bank of America
5.30%, due 11/20/2006 *	2,106	2,106
Commercial Paper (1.8%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	421	421
CIESCO LLC-144A
5.29%, due 11/16/2006	421	421
Clipper Receivables Corp.
5.28%, due 10/19/2006	623	623
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	416	416
General Electric Capital Corp.
5.29%, due 11/03/2006	1,025	1,025
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	421	421
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	413	413
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	624	624
5.28%, due 10/26/2006	623	623
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	421	421
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	833	833
Yorktown Capital LLC
5.29%, due 10/18/2006	842	842
Euro Dollar Overnight (1.4%)
Abbey National PLC
5.27%, due 10/03/2006	842	842
BNP Paribas
5.26%, due 10/05/2006	1,053	1,053
Lloyds TSB Bank
5.27%, due 10/02/2006	1,053	1,053
Svenska Handlesbanken
5.35%, due 10/02/2006	1,090	1,090
UBS AG
5.31%, due 10/02/2006	1,474	1,474

2

Euro Dollar Terms (6.1%)
Bank of Nova Scotia
5.28%, due 10/11/2006	1,264	1,264
Barclays
5.31%, due 10/20/2006	1,053	1,053
5.30%, due 11/03/2006	1,264	1,264
5.31%, due 11/21/2006	1,896	1,896
Branch Banker &Trust
5.27%, due 10/10/2006	1,895	1,895
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	632	632
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	2,106	2,106
Fortis Bank
5.30%, due 11/20/2006	2,527	2,527
Harris NA
5.28%, due 11/22/2006	2,106	2,106
Royal Bank of Canada
5.30%, due 10/27/2006	1,053	1,053
5.30%, due 11/17/2006	421	421
Royal Bank of Scotland
5.30%, due 10/27/2006	2,738	2,738
Societe Generale
5.28%, due 11/01/2006	2,106	2,106
Toronto Dominion Bank
5.27%, due 10/12/2006	1,053	1,053
UBS AG
5.30%, due 10/27/2006	2,106	2,106
Wells Fargo
5.27%, due 10/17/2006	421	421
Repurchase Agreements (4.9%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $693 on 10/02/2006	693	693
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $11,595 on 10/02/2006	11,589	11,589
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $1,373 on 10/02/2006	1,373	1,373
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $3,971 on 10/02/2006	3,969	3,969
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $2,151 on 10/02/2006	2,150	2,150

	Shares	Value
Investment Companies (2.0%)
American Beacon Fund
1-day yield of 5.27%	61,509	62
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	3,438,928	3,439
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	4,596,859	4,597
Total Security Lending Collateral (cost: $67,214)		67,214

Total Investment Securities (cost: $375,524) #		$456,981

3

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $64,584.

*	Floating or variable rate note. Rate is listed as of September 30, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $20,434, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

#

Aggregate cost for Federal income tax purposes is $375,583. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $95,004 and $13,606, respectively. Net unrealized appreciation for tax purposes is $81,398.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $4,593 or 1.1% of the net assets of the Fund.

REIT	Real Estate Investment Trust

4

Transamerica U.S. Government Securities

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (45.1%)
U.S. Treasury Bond
8.00%, due 11/15/2021 †	$9,000	$12,040
U.S. Treasury Inflation Indexed Bond
2.00%, due 01/15/2016	8,713	8,513
U.S. Treasury Note
5.00%, due 07/31/2008 †	9,050	9,093
4.88%, due 05/15/2009	3,000	3,017
4.88%, due 05/31/2011 †	12,650	12,795
3.88%, due 02/15/2013 †	19,335	18,572
4.25%, due 11/15/2013 †	5,250	5,135
4.88%, due 08/15/2016 †	11,500	11,718
4.50%, due 02/15/2036	5,116	4,902
Total U.S. Government Obligations (cost: $84,266)		85,785

U.S. GOVERNMENT AGENCY OBLIGATIONS (19.3%)
Fannie Mae
5.25%, due 08/01/2012	2,000	2,010
5.00%, due 07/01/2035	2,349	2,259
Fannie Mae-Conventional Pool
6.00%, due 01/01/2034	1,348	1,357
6.00%, due 08/01/2034	785	790
6.00%, due 10/01/2034	1,388	1,397
Federal Home Loan Bank
3.00%, due 04/15/2009	13,000	12,424
Freddie Mac-Gold Pool
4.90%, due 11/03/2008	7,300	7,266
6.00%, due 09/01/2032	656	662
6.00%, due 11/01/2032	1,023	1,031
5.50%, due 06/01/2035	5,084	5,024
5.00%, due 07/01/2035	1,387	1,335
Ginnie Mae-FHA/VA Pool
6.00%, due 03/20/2034	1,119	1,132
Total U.S. Government Agency Obligations (cost: $37,594)		36,687

CORPORATE DEBT SECURITIES (34.5%)
Air Transportation (0.9%)
FedEx Corp.
9.65%, due 06/15/2012	1,500	1,806
Business Credit Institutions (0.5%)
Pemex Finance, Ltd.
9.03%, due 02/15/2011	846	908
Business Services (0.6%)
Hertz Corp.-144A
8.88%, due 01/01/2014	925	969
10.50%, due 01/01/2016 †	75	82
Commercial Banks (2.3%)
HBOS PLC-144A
5.92%, due 10/01/2015 (a) (b)	2,000	1,935
Sumitomo Mitsui Banking-144A
5.63%, due 10/15/2015 (a) (b)	1,800	1,752
Wachovia Capital Trust III
5.80%, due 03/15/2011 (a) (b)	772	774
Communication (0.5%)
Comcast Corp.
7.05%, due 03/15/2033	950	1,017
Department Stores (0.6%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	1,000	1,062
Electric Services (1.0%)
PSEG Funding Trust
5.38%, due 11/16/2007	2,000	1,997

1

Gas Production & Distribution (2.3%)
Kinder Morgan Finance Co. ULC
5.35%, due 01/05/2011	2,000	1,945
Southern Union Co., Senior Note
6.15%, due 08/16/2008	2,330	2,346
Holding & Other Investment Offices (0.5%)
Hutchison Whampoa International, Ltd.-144A
7.45%, due 11/24/2033	780	884
Metal Mining (0.3%)
Phelps Dodge Corp.
9.50%, due 06/01/2031	418	548
Oil & Gas Extraction (0.9%)
Husky Oil, Ltd.
8.90%, due 08/15/2028 (b)	1,615	1,704
Personal Credit Institutions (0.8%)
HSBC Finance Capital Trust IX
5.91%, due 11/30/2035 (b)	1,600	1,600
Radio & Television Broadcasting (1.0%)
Univision Communications, Inc.
7.85%, due 07/15/2011	2,000	1,989
Real Estate (1.2%)
Tanger Properties LP REIT
9.13%, due 02/15/2008	2,284	2,378
Security & Commodity Brokers (1.5%)
Residential Capital Corp.
6.38%, due 06/30/2010	1,800	1,821
Western Union Co. (The)-144A
5.93%, due 10/01/2016	945	953
Stone, Clay & Glass Products (0.6%)
Lafarge SA
7.13%, due 07/15/2036	1,000	1,071
Telecommunications (1.1%)
Nextel Partners, Inc.
8.13%, due 07/01/2011	2,000	2,100
U.S. Government & Agency (17.0%)
Fannie Mae
5.10%, due 01/18/2011	9,000	8,940
Federal Agricultural Mortgage Corp., Series 2006-2-144A
5.50%, due 07/15/2011	10,000	10,207
Freddie Mac
4.48%, due 09/19/2008	7,300	7,230
5.50%, due 02/22/2013	6,000	5,981
Water Transportation (0.9%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	1,500	1,634
Total Corporate Debt Securities (cost: $65,463)		65,633

SECURITY LENDING COLLATERAL (21.2%)
Debt (18.6%)
Bank Notes (0.7%)
Bank of America
5.30%, due 11/20/2006 *	1,264	1,264
Commercial Paper (2.2%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	253	253
CIESCO LLC-144A
5.29%, due 11/16/2006	253	253
Clipper Receivables Corp.
5.28%, due 10/19/2006	374	374
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	250	250

2

General Electric Capital Corp.
5.29%, due 11/03/2006	615	615
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	253	253
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	247	247
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	374	374
5.28%, due 10/26/2006	374	374
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	253	253
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	500	500
Yorktown Capital LLC
5.29%, due 10/18/2006	505	505
Euro Dollar Overnight (1.7%)
Abbey National PLC
5.27%, due 10/03/2006	505	505
BNP Paribas
5.26%, due 10/05/2006	632	632
Lloyds TSB Bank
5.27%, due 10/02/2006	632	632
Svenska Handlesbanken
5.35%, due 10/02/2006	654	654
UBS AG
5.31%, due 10/02/2006	885	885
Euro Dollar Terms (7.8%)
Bank of Nova Scotia
5.28%, due 10/11/2006	758	758
Barclays
5.31%, due 10/20/2006	632	632
5.30%, due 11/03/2006	758	758
5.31%, due 11/21/2006	1,137	1,137
Branch Banker &Trust
5.27%, due 10/10/2006	1,137	1,137
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	379	379
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	1,264	1,264
Fortis Bank
5.30%, due 11/20/2006	1,516	1,516
Harris NA
5.28%, due 11/22/2006	1,264	1,264
Royal Bank of Canada
5.30%, due 10/27/2006	632	632
5.30%, due 11/17/2006	253	253
Royal Bank of Scotland
5.30%, due 10/27/2006	1,643	1,643
Societe Generale
5.28%, due 11/01/2006	1,264	1,264
Toronto Dominion Bank
5.27%, due 10/12/2006	632	632
UBS AG
5.30%, due 10/27/2006	1,264	1,264
Wells Fargo
5.27%, due 10/17/2006	253	253
Repurchase Agreements (6.2%)††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $416 on 10/02/2006	416	416
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $6,958 on 10/02/2006	6,954	6,954

3

Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $824 on 10/02/2006	824	824
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $2,383 on 10/02/2006	2,381	2,381
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $1,291 on 10/02/2006	1,290	1,290

	Shares	Value
Investment Companies (2.6%)
American Beacon Fund
1-day yield of 5.27%	36,910	37
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	2,063,614	2,064
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	2,758,460	2,758
Total Security Lending Collateral (cost: $40,333)		40,333

Total Investment Securities (cost: $227,656) #		$228,438

NOTES TO SCHEDULE OF INVESTMENTS:

†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $39,379.

(a)	The security has a perpetual maturity. The date shown is the next call date.

(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of September 30, 2006.

*	Floating or variable rate note. Rate is listed as of September 30, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $12,262, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

#

Aggregate cost for Federal income tax purposes is $227,672. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,280 and $1,514, respectively. Net unrealized appreciation for tax purposes is $766.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $19,539 or 10.3% of the net assets of the Fund.

FHA	Federal Housing Administration

REIT	Real Estate Investment Trust

VA	Veterans Affairs

4

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS ❖

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (5.1%)
U.S. Treasury Bond
8.00%, due 11/15/2021	$490	$656
U.S. Treasury Inflation Indexed Bond
2.00%, due 01/15/2016	2,404	2,349
U.S. Treasury Note
3.88%, due 02/15/2013	10,186	9,784
4.25%, due 11/15/2013	900	880
5.13%, due 05/15/2016	4,190	4,346
4.88%, due 08/15/2016	2,336	2,380
4.50%, due 02/15/2036	1,960	1,878
Total U.S. Government Obligations (cost: $21,781)		22,273

U.S. GOVERNMENT AGENCY OBLIGATIONS (10.9%)
Fannie Mae
5.50%, due 05/01/2035	5,887	5,803
5.00%, due 07/01/2035	4,236	4,073
6.50%, due 07/01/2036	3,545	3,610
6.00%, due 08/01/2036	4,972	4,995
Fannie Mae-Conventional Pool
5.50%, due 08/01/2017	1,628	1,632
6.00%, due 01/01/2018	1,958	1,989
5.00%, due 05/01/2018	1,130	1,114
6.00%, due 01/01/2034	1,661	1,673
6.00%, due 08/01/2034	654	658
6.00%, due 10/01/2034	1,205	1,212
Freddie Mac-Gold Pool
5.00%, due 04/01/2018	2,118	2,087
5.50%, due 09/01/2018	650	651
5.50%, due 11/01/2018	2,095	2,099
6.00%, due 11/01/2033	1,379	1,389
6.00%, due 12/01/2033	1,251	1,260
5.50%, due 06/01/2035	5,434	5,370
5.00%, due 07/01/2035	4,179	4,021
5.50%, due 01/01/2036	2,472	2,439
Ginnie Mae-FHA/VA Pool
6.50%, due 10/15/2027	661	679
6.00%, due 02/20/2034	979	990
6.00%, due 08/20/2034	147	149
Total U.S. Government Agency Obligations (cost: $48,759)		47,893

CORPORATE DEBT SECURITIES (10.8%)
Aerospace (0.4%)
Textron Financial Corp.
6.00%, due 11/20/2009	1,892	1,939
Agriculture (0.2%)
Michael Foods, Inc.
8.00%, due 11/15/2013	700	714
Air Transportation (0.3%)
FedEx Corp.
9.65%, due 06/15/2012	1,085	1,306
Beverages (0.2%)
Cia Brasileira de Bebidas
8.75%, due 09/15/2013	635	732
Business Credit Institutions (0.3%)
Pemex Finance, Ltd.
9.03%, due 02/15/2011	1,170	1,256
Business Services (0.2%)
Hertz Corp.-144A
8.88%, due 01/01/2014	650	681
10.50%, due 01/01/2016	50	55
Chemicals & Allied Products (0.9%)
Cytec Industries, Inc.
5.50%, due 10/01/2010	640	636

1

Lubrizol Corp.
4.63%, due 10/01/2009	2,200	2,158
Monsanto Co.
5.50%, due 07/30/2035	830	782
Nalco Co.
7.75%, due 11/15/2011	280	286
Commercial Banks (0.7%)
Bank of America Corp.
7.80%, due 02/15/2010	570	615
Shinsei Finance Cayman, Ltd.-144A
6.42%, due 07/20/2016 (a) (b)	580	576
Wachovia Capital Trust III
5.80%, due 03/15/2011 (a) (b)	560	562
Wells Fargo & Co.
6.25%, due 04/15/2008	530	537
ZFS Finance USA Trust I-144A
6.45%, due 12/15/2065 (b)	860	851
Communication (0.2%)
Comcast Corp.
7.05%, due 03/15/2033	705	755
Department Stores (0.2%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	1,000	1,062
Electric Services (0.5%)
PSEG Funding Trust
5.38%, due 11/16/2007	2,000	1,997
Food & Kindred Products (0.4%)
Bunge Ltd. Finance Corp.
4.38%, due 12/15/2008	1,955	1,909
Food Stores (0.1%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	600	603
Gas Production & Distribution (0.3%)
Kinder Morgan Energy Partners, LP
7.75%, due 03/15/2032	675	770
Kinder Morgan Finance Co. ULC
5.35%, due 01/05/2011	720	700
Holding & Other Investment Offices (0.4%)
iStar Financial, Inc. REIT
4.88%, due 01/15/2009	2,000	1,974
Industrial Machinery & Equipment (0.1%)
Cummins, Inc.
7.13%, due 03/01/2028	345	353
Insurance (0.2%)
St Paul Travelers Cos. (The), Inc., Senior Note
6.75%, due 06/20/2036	1,030	1,110
Insurance Agents, Brokers & Service (0.3%)
Hartford Financial Services Group, Inc., Senior Note
5.50%, due 10/15/2016	1,492	1,492
Life Insurance (0.3%)
Prudential Financial, Inc.
5.75%, due 07/15/2033	1,200	1,176
Mortgage Bankers & Brokers (0.2%)
ILFC E-Capital Trust II-144A
6.25%, due 12/21/2065 (b)	765	765
Oil & Gas Extraction (0.5%)
Husky Oil, Ltd.
8.90%, due 08/15/2028 (b)	1,320	1,393
PetroHawk Energy Corp.-144A
9.13%, due 07/15/2013	720	724

2

Paper & Paper Products (0.3%)
Celulosa Arauco y Constitucion SA
8.63%, due 08/15/2010	1,240	1,369
Petroleum Refining (0.1%)
Enterprise Products Operating, LP
8.38%, due 08/01/2066 (b)	580	610
Printing & Publishing (0.2%)
News America Holdings, Inc.
7.75%, due 12/01/2045	610	680
Radio & Television Broadcasting (0.8%)
Chancellor Media Corp.
8.00%, due 11/01/2008	2,025	2,117
Univision Communications, Inc.
7.85%, due 07/15/2011	1,400	1,392
Real Estate (0.3%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	1,247	1,281
Security & Commodity Brokers (0.5%)
E*Trade Financial Corp.
8.00%, due 06/15/2011	500	517
Residential Capital Corp.
6.38%, due 06/30/2010	1,255	1,270
Western Union Co. (The)-144A
5.93%, due 10/01/2016	585	590
Telecommunications (0.6%)
Nextel Communications, Inc., Series D
7.38%, due 08/01/2015	728	751
SBC Communications, Inc.
4.13%, due 09/15/2009	1,969	1,907
Water Transportation (0.9%)
Carnival Corp.
3.75%, due 11/15/2007	2,900	2,848
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	1,000	1,089
Wholesale Trade Nondurable Goods (0.2%)
Domino’s, Inc.
8.25%, due 07/01/2011	729	765
Total Corporate Debt Securities (cost: $47,677)		47,655

	Shares	Value
COMMON STOCKS (70.0%)
Amusement & Recreation Services (1.9%)
Disney (Walt) Co. (The)	270,000	8,346
Business Services (0.3%)
Fannie Mae	26,000	1,454
Chemicals & Allied Products (1.4%)
Colgate-Palmolive Co.	56,000	3,478
Praxair, Inc.	45,000	2,662
Commercial Banks (7.4%)
Bank of America Corp.	211,844	11,348
Citigroup, Inc.	205,170	10,191
PNC Financial Services Group, Inc.	70,000	5,071
Wachovia Corp.	67,640	3,774
Wells Fargo & Co.	60,000	2,171
Computer & Data Processing Services (5.1%)
Microsoft Corp.	825,000	22,547
Electric Services (1.4%)
Dominion Resources, Inc.	45,000	3,442
Duke Energy Corp.	92,000	2,778
Electronic & Other Electric Equipment (1.9%)
General Electric Co.	233,300	8,235
Food & Kindred Products (3.9%)
Altria Group, Inc.	160,000	12,248
HJ Heinz Co.	120,000	5,032

3

Gas Production & Distribution (2.5%)
KeySpan Corp.	270,000	11,108
Holding & Other Investment Offices (2.1%)
Plum Creek Timber Co., Inc. REIT	125,000	4,255
Rayonier, Inc.	125,000	4,725
Insurance (1.2%)
American International Group, Inc.	80,000	5,301
Life Insurance (0.5%)
Genworth Financial, Inc.-Class A	65,000	2,276
Lumber & Wood Products (0.4%)
Louisiana-Pacific Corp.	100,000	1,877
Motion Pictures (5.4%)
Time Warner, Inc.	1,300,000	23,699
Oil & Gas Extraction (2.9%)
Anadarko Petroleum Corp.	110,000	4,821
Chesapeake Energy Corp.	49,800	1,443
EOG Resources, Inc.	100,000	6,505
Paper & Allied Products (0.6%)
Kimberly-Clark Corp.	40,000	2,614
Petroleum Refining (5.9%)
BP PLC, ADR	175,000	11,476
Exxon Mobil Corp.	75,000	5,032
Marathon Oil Corp.	80,000	6,152
Murphy Oil Corp.	70,000	3,328
Pharmaceuticals (9.9%)
Bristol-Myers Squibb Co.	725,000	18,067
Merck & Co., Inc.	554,000	23,213
Schering-Plough Corp.	100,000	2,209
Railroads (0.8%)
Union Pacific Corp.	40,000	3,520
Savings Institutions (3.9%)
Washington Mutual, Inc.	395,000	17,171
Security & Commodity Brokers (7.5%)
AllianceBernstein Holding, LP	350,000	24,147
Jefferies Group, Inc.	125,000	3,563
Raymond James Financial, Inc.	150,000	4,386
T. Rowe Price Group, Inc.	20,000	957
Telecommunications (1.1%)
Sprint Nextel Corp.	275,000	4,716
Tobacco Products (2.0%)
Loews Corp.- Carolina Group	154,000	8,530
Total Common Stocks (cost: $242,957)		307,868

Total Investment Securities (cost: $361,174) #		$425,689

	Contracts ö	Value
WRITTEN OPTIONS (-1.0%)
Covered Call Options (-0.3%)
AllianceBernstein Holding, LP	1,100	(27)
Call Strike $75.00
Expires 10/21/2006
Altria Group, Inc.	600	(10)
Call Strike $90.00
Expires 01/20/2007
Disney (Walt) Co. (The)	700	(101)
Call Strike $32.50
Expires 04/21/2007
EOG Resources, Inc.	400	(3)
Call Strike $80.00
Expires 10/21/2006
HJ Heinz Co.	1,200	(372)
Call Strike $40.00
Expires 01/20/2007
Jefferies Group	496	(117)
Call Strike $30.00
Expires 04/21/2007

4

Louisiana-Pacific Corp.	500	(15)
Call Strike $22.50
Expires 01/20/2007
Louisiana-Pacific Corp.	500	(20)
Call Strike $22.50
Expires 02/17/2007
Merck & Co., Inc.	1,240	(564)
Call Strike $37.50
Expires 10/21/2006
PNC Financial Services Group, Inc.	550	(23)
Call Strike $80.00
Expires 01/20/2007
Praxair, Inc.	500	(47)
Call Strike $60.00
Expires 10/21/2006
Sprint Nextel Corp.	3,500	(35)
Call Strike $27.50
Expires 11/18/2006
Sprint Nextel Corp.	3,000	(22)
Call Strike $22.50
Expires 02/17/2007
Put Options (-0.7%)
American International Group, Inc.	1,600	(184)
Put Strike $55.00
Expires 01/19/2008
Bristol-Myers Squibb Co.	1,050	(45)
Put Strike $22.50
Expires 12/16/2006
Chesapeake Energy Corp.	500	(14)
Put Strike $27.50
Expires 10/21/2006
Chesapeake Energy Corp.	750	(96)
Put Strike $27.50
Expires 01/20/2007
Cia Vale Do Rio Doce	600	(46)
Put Strike $20.00
Expires 12/16/2006
Cia Vale Do Rio Doce	3,400	(102)
Put Strike $17.50
Expires 01/20/2007
Cisco Systems, Inc.	3,000	(90)
Put Strike $15.00
Expires 01/19/2008
Colgate-Palmolive Co.	750	(8)
Put Strike $55.00
Expires 11/18/2006
Colgate-Palmolive Co.	560	(6)
Put Strike $50.00
Expires 01/20/2007
Dominion Resources, Inc.	450	(36)
Put Strike $70.00
Expires 01/20/2007
Duke Energy Corp.	1,000	(10)
Put Strike $25.00
Expires 01/20/2007
Duke Energy Corp.	110	(3)
Put Strike $27.50
Expires 01/20/2007
Fannie Mae	1,100	(33)
Put Strike $45.00
Expires 01/20/2007
Fording Canadian Coal	1,100	(407)
Put Strike $30.00
Expires 12/16/2006
General Electric Co.	1,500	(38)

5

Put Strike $32.50
Expires 01/20/2007
General Maritime Co.	875	(39)
Put Strike $30.00
Expires 02/17/2007
General Maritime Co.	875	(151)
Put Strike $35.00
Expires 02/17/2007
Kimberly-Clark Corp.	600	(3)
Put Strike $55.00
Expires 10/21/2006
Kimberly-Clark Corp.	400	(4)
Put Strike $55.00
Expires 01/20/2007
McDermott	810	(100)
Put Strike $36.63
Expires 11/18/2006
Morgan Stanley	1,500	(8)
Put Strike $50.00
Expires 10/21/2006
Pfizer, Inc.	4,000	(180)
Put Strike $25.00
Expires 03/17/2007
Pfizer, Inc.	2,100	(84)
Put Strike $20.00
Expires 01/19/2008
Phelps Dodge Corp.	770	(8)
Put Strike $70.00
Expires 10/21/2006
Phelps Dodge Corp.	300	(117)
Put Strike $75.00
Expires 01/20/2007
Schering-Plough Corp.	1,500	(8)
Put Strike $15.00
Expires 01/20/2007
Time Warner, Inc.	2,000	(10)
Put Strike $16.00
Expires 10/21/2006
Valero Energy Corp.	575	(535)
Put Strike $60.00
Expires 12/16/2006
Valero Energy Corp.	575	(345)
Put Strike $55.00
Expires 01/20/2007
Washington Mutual, Inc.	2,100	(131)
Put Strike $40.00
Expires 01/20/2007
Total Written Options (premiums: $5,588)		(4,197)

NOTES TO SCHEDULE OF INVESTMENTS:

❖	Substantially all of the Fund’s securities are pledged as collateral by the custodian for the listed short index option contracts written by the Fund.
(a)	The security has a perpetual maturity. The date shown is the next call date.
(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of September 30, 2006.
ö	Contract amounts are not in thousands.

6

#

Aggregate cost for Federal income tax purposes is $361,990. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $70,831 and $7,132, respectively. Net unrealized appreciation for tax purposes is $63,699.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $4,242 or 1.0% of the net assets of the Fund.

ADR	American Depositary Receipt

FHA	Federal Housing Administration

REIT	Real Estate Investment Trust

VA	Veterans Affairs

7

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.0%)
Mexico (0.0%)
Fomento Economico Mexicano SA de CV	7,000	$68
United Kingdom (0.0%)
Berkeley Group Holdings PLC ‡	1,109	28
Total Convertible Preferred Stocks (cost: $70)		96

PREFERRED STOCKS (1.1%)
Brazil (0.8%)
Aracruz Celulose SA-Class B	5,497	27
Banco Bradesco SA	5,000	166
Banco Itau Holding Financeira SA	2,920	88
Brasil Telecom Participacoes SA	3,179,514	19
Centrais Eletricas Brasileiras SA-Class B	1,510,988	31
Cia de Bebidas das Americas	224,986	102
Cia Energetica de Minas Gerais	1,327,500	52
Cia Vale do Rio Doce-Class A	17,440	323
Contax Participacoes SA	4,715	4
Embratel Participacoes SA	3,251,936	10
Gerdau SA	4,875	66
Klabin SA	8,500	18
Petroleo Brasileiro SA	31,000	579
Sadia SA	6,000	16
Tele Norte Leste Participacoes SA	3,631	50
Usinas Siderurgicas de Minas Gerais SA-Class A	2,000	60
Vivo Participacoes SA ‡	9,563	30
Votorantim Celulose e Papel SA	703	12
Germany (0.3%)
Henkel KGaA	1,587	220
Porsche AG	188	195
RWE AG	956	80
Volkswagen AG	2,424	143
Russia (0.0%)
Surgutneftegaz, ADR	1,100	96
Total Preferred Stocks (cost: $1,530)		2,387

COMMON STOCKS (87.7%)
Australia (3.9%)
Alumina, Ltd.	29,755	137
Amcor, Ltd.	23,105	128
AMP, Ltd.	15,002	100
Ansell, Ltd.	1,835	15
Australia & New Zealand Banking Group, Ltd.	16,310	327
Australian Gas Light Co., Ltd.	5,245	84
BHP Billiton, Ltd.	92,000	1,760
BlueScope Steel, Ltd.	18,798	91
Boral, Ltd.	15,307	83
Brambles Industries, Ltd.	11,167	106
Caltex Australia, Ltd.	10,136	181
Coca-Cola Amatil, Ltd.	6,040	30
Coles Myer, Ltd.	12,117	130
Commonwealth Bank of Australia	13,478	460
CSL, Ltd.	808	33
CSR, Ltd.	24,831	55
Foster’s Group, Ltd.	23,028	111
Insurance Australia Group, Ltd.	19,171	76
John Fairfax Holdings, Ltd.	11,317	36
Leighton Holdings, Ltd.	2,026	29
Lend Lease Corp, Ltd. (a)	5,605	67
Macquarie Bank, Ltd.	2,358	122
Macquarie Infrastructure Group (a)	26,280	63
Mayne Group, Ltd.	10,157	26
Mayne Pharma, Ltd.	10,157	33

National Australia Bank, Ltd.	18,067	495
Newcrest Mining, Ltd.	8,522	143
OneSteel, Ltd.	14,572	46
Orica, Ltd.	7,346	123
Origin Energy, Ltd.	72,622	361
PaperlinX, Ltd.	11,828	34
QBE Insurance Group, Ltd.	7,831	143
Rinker Group, Ltd.	24,421	253
Rio Tinto, Ltd.	7,980	417
Santos, Ltd.	53,330	445
Sonic Healthcare, Ltd.	1,548	15
Stockland	413	2
Suncorp-Metway, Ltd.	6,220	102
Sydney Roads Group ‡	8,760	7
Tabcorp Holdings, Ltd.	4,577	53
Telstra Corp., Ltd.	24,350	67
Toll Holdings, Ltd.	2,862	33
Transurban Group	6,891	38
Wesfarmers, Ltd.	4,239	111
Westpac Banking Corp.	19,060	323
Woodside Petroleum, Ltd.	29,175	855
Woolworths, Ltd.	11,495	174
Austria (0.9%)
Andritz AG	257	39
Bank Austria Creditanstalt AG	848	113
Boehler-Uddeholm AG	1,284	72
Erste Bank der Oesterreichischen Sparkassen AG	6,783	422
Flughafen Wien AG	386	32
IMMOFINANZ Immobilien Anlagen AG ‡	12,478	150
Mayr-Melnhof Karton AG	157	27
Meinl European Land, Ltd. ‡	4,095	89
OMV AG	5,992	310
Raiffeisen International Bank Holding AG	1,000	106
Telekom Austria AG	11,766	297
Verbund - Oesterreichische Elektrizitaetswirtschafts AG-Class A	2,330	113
Voestalpine AG	2,600	107
Wiener Staedtische Allgemeine Versicherung AG	821	51
Wienerberger AG	2,178	103
Belgium (1.0%)
AGFA-Gevaert NV	971	23
Bekaert SA	84	8
Belgacom SA	1,604	62
Delhaize Group	487	41
Dexia	14,853	384
Fortis	25,323	1,027
InBev	239	13
KBC Groupe (a)	2,042	215
Solvay SA	992	128
UCB SA	1,721	109
Umicore	422	62
Bermuda (0.3%)
Cheung Kong Infrastructure Holdings, Ltd.	19,000	58
China Water Affairs Group, Ltd. ‡	110,000	29
Esprit Holdings, Ltd.	31,500	287
Frontline, Ltd.	800	31
Kerry Properties, Ltd.	14,280	52
Li & Fung, Ltd.	61,600	153
NWS Holdings, Ltd.	19,000	39
Ship Finance International, Ltd.	426	8
Yue Yuen Industrial Holdings	20,000	62
Brazil (0.2%)
Arcelor Brasil SA	1,964	35
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	450	12

Cia de Bebidas das Americas	46,196	19
Cia de Concessoes Rodoviarias	4,000	39
Cia Siderurgica Nacional SA	744	21
Empresa Brasileira de Aeronautica SA	4,979	49
Gol Linhas Aereas Inteligentes SA, ADR †	1,800	62
Souza Cruz SA	2,500	39
Uniao de Bancos Brasileiros SA, GDR †	1,050	78
Cayman Islands (0.1%)
Hopewell Highway Infrastructure, Ltd.	76,425	59
Hutchison Telecommunications International, Ltd. ‡	46,000	81
Kingboard Chemicals Holdings Co., Ltd.	23,000	83
Wasion Meters Group, Ltd.	43,225	19
China (0.1%)
Anhui Expressway Co.-Class H	118,000	83
China National Building Material Co., Ltd.	102,100	49
Sichuan Expressway Co., Ltd.-Class H	196,000	34
Denmark (0.5%)
Danske Bank A/S	13,439	528
DSV A/S	300	52
GN Store Nord	4,900	75
Novo Nordisk A/S-Class B	3,650	271
Novozymes A/S-Class B	786	60
Vestas Wind Systems A/S ‡ †	2,300	61
Finland (1.2%)
Cargotec Corp.	646	27
Fortum Oyj	4,428	118
Kesko Oyj-Class B	2,181	92
Kone Oyj	1,292	63
Metso Oyj	3,581	132
Neste Oil Oyj	1,107	32
Nokia Oyj	76,844	1,524
Outokumpu Oyj	2,264	58
Rautaruukki Oyj	1,488	43
Sampo Oyj	5,254	109
Stora Enso Oyj-Class R	9,824	149
Tietoenator Oyj	1,767	52
UPM-Kymmene Oyj	8,551	203
Uponor Oyj	495	13
Wartsila Oyj-Class B	796	32
France (6.7%)
Accor SA	3,853	262
Air Liquide	1,898	387
Alcatel SA	20,707	253
Alstom ‡	1,584	143
Arkema ‡	812	38
Atos Origin ‡	183	10
AXA	36,831	1,357
BNP Paribas	16,153	1,736
Bouygues	4,023	215
Business Objects SA ‡	555	19
Cap Gemini SA	1,993	106
Carrefour SA	7,048	445
Casino Guichard Perrachon SA	764	62
Cie de Saint-Gobain	4,028	292
Cie Generale D’Optique Essilor International SA	706	72
CNP Assurances	1,406	136
Credit Agricole SA	6,033	265
Dassault Systemes SA	517	29
France Telecom SA	21,244	487
Gecina SA REIT	715	95
Groupe Danone	2,627	368
Hermes International	297	27
Imerys SA	521	44
Klepierre REIT	603	90
Lafarge SA	2,773	358

Lagardere S.C.A.	1,411	102
L’Oreal SA	586	59
LVMH Moet Hennessy Louis Vuitton SA	2,442	251
Michelin (C.G.D.E.)-Class B	1,068	78
Neopost SA	581	69
Pernod-Ricard	101	21
Peugeot SA	1,217	69
PPR SA	635	94
Publicis Groupe	938	37
Renault SA	1,252	143
Safran SA	814	16
Sanofi-Aventis	14,416	1,282
Schneider Electric SA	2,796	312
Societe BIC SA	377	23
Societe Generale-Class A †	6,193	985
Societe Television Francaise 1	1,155	37
Sodexho Alliance SA	2,055	114
Suez SA ‡	1,004	—	☐
Suez SA	9,187	403
Technip SA	796	45
Thales SA	1,604	71
Thomson Multimedia SA	2,434	38
Total SA	32,488	2,130
Unibail REIT (a)	975	205
Valeo SA	886	32
Veolia Environnement	1,864	112
Vinci SA	1,842	205
Vivendi Universal SA	8,819	318
Zodiac SA	138	8
Germany (8.9%)
Adidas AG	5,468	257
Allianz AG	10,035	1,735
Altana AG	1,859	103
BASF AG	13,796	1,104
Bayer AG	16,880	860
Beiersdorf AG	1,338	71
Celesio AG	2,110	110
Commerzbank AG	15,194	511
Continental AG	3,372	391
DaimlerChrysler AG	21,005	1,049
Deutsche Bank AG	12,722	1,534
Deutsche Boerse AG	2,624	394
Deutsche Lufthansa AG	5,916	125
Deutsche Post AG	18,522	486
Deutsche Postbank AG	1,360	103
Deutsche Telekom AG	73,677	1,169
E.ON AG	15,956	1,889
Fresenius Medical Care AG	1,651	214
Heidelberger Druckmaschinen	1,350	56
Hochtief AG	1,439	90
Hypo Real Estate Holding	3,512	219
Infineon Technologies AG ‡	16,522	196
KarstadtQuelle AG ‡ †	2,034	48
Linde AG	2,003	189
Man AG	4,022	340
Merck KGaA	1,298	138
Metro AG	3,703	216
Muenchener Rueckversicherungs AG	5,059	799
Puma AG Rudolf Dassler Sport	324	110
RWE AG	10,703	986
SAP AG	5,741	1,137
Siemens AG	20,798	1,813
Suedzucker AG	1,922	47
ThyssenKrupp AG	9,410	317
TUI AG †	5,942	123

Volkswagen AG	4,066	346
Greece (0.3%)
Alpha Bank A.E.	5,975	159
EFG Eurobank Ergasias SA	2,998	92
National Bank of Greece SA	5,427	233
OPAP SA	2,900	97
Titan Cement Co. SA	900	43
Hong Kong (2.5%)
Bank of East Asia, Ltd.	51,070	233
BOC Hong Kong Holdings, Ltd.	121,000	272
Cathay Pacific Airways, Ltd.	34,000	70
Cheung Kong Holdings, Ltd. (a)	50,000	537
CLP Holdings, Ltd.	57,500	348
Guangdong Investment, Ltd.	194,000	78
Hang Lung Properties, Ltd.	63,000	135
Hang Seng Bank, Ltd.	23,500	297
Harbin Power Equipment	76,000	61
Henderson Land Development	24,000	135
Hong Kong & China Gas	125,000	293
Hong Kong Exchanges and Clearing, Ltd.	35,000	255
HongKong Electric Holdings	46,000	215
Hopewell Holdings, Ltd.	21,000	60
Hutchison Whampoa, Ltd.	68,900	608
Hysan Development Co., Ltd.	22,038	57
Johnson Electric Holdings, Ltd.	52,500	46
Link (The) REIT (a)	54,500	113
MTR Corp.	47,084	118
New World Development, Ltd.	77,589	134
PCCW, Ltd.	123,200	75
Shangri-La Asia, Ltd.	35,071	78
Sino Land Co.	40,196	71
Sun Hung Kai Properties, Ltd.	43,000	469
Swire Pacific, Ltd.-Class A	30,000	313
Techtronic Industries Co.	31,000	46
Television Broadcasts, Ltd.	10,000	54
Wharf Holdings, Ltd.	41,000	140
Ireland (0.1%)
Allied Irish Banks PLC	1,400	37
Depfa Bank PLC	8,256	152
Italy (0.5%)
Banca Intesa SpA	27,704	182
Banche Popolari Unite Scrl	2,332	62
Capitalia SpA	2,159	18
Sanpaolo IMI SpA	5,913	125
UniCredito Italiano SpA (a)	82,957	688
Japan (25.3%)
77 Bank, Ltd. (The)	9,000	62
Acom Co., Ltd. (a)	440	19
Advantest Corp.	4,400	218
Aeon Co., Ltd.	9,800	240
Aeon Credit Service Co., Ltd.	500	12
Aiful Corp. (a)	425	16
Ajinomoto Co., Inc.	14,000	151
Alps Electric Co., Ltd.	4,000	42
Amada Co., Ltd.	7,000	70
Asahi Breweries, Ltd.	7,100	104
Asahi Glass Co., Ltd.	26,000	321
Asahi Kasei Corp.	23,000	147
Asatsu-DK, Inc.	300	9
Astellas Pharma, Inc.	13,100	527
Bank of Fukuoka, Ltd. (The)	15,000	110
Bank of Kyoto, Ltd. (The)	7,000	71
Bank of Yokohama, Ltd. (The)	29,000	228
Benesse Corp.	600	22
Bridgestone Corp.	20,000	404

Canon, Inc.	26,550	1,385
Casio Computer Co., Ltd.	8,300	167
Central Japan Railway Co.	30	320
Chiba Bank, Ltd. (The)	18,000	161
Chiyoda Corp.	5,000	98
Chubu Electric Power Co., Inc.	9,400	244
Chugai Pharmaceutical Co., Ltd.	6,702	144
Citizen Watch Co., Ltd.	8,400	69
COMSYS Holdings Corp.	4,000	44
Credit Saison Co., Ltd. (a)	1,100	46
CSK Corp.	1,700	71
Dai Nippon Printing Co., Ltd.	9,000	139
Daicel Chemical Industries, Ltd.	3,000	21
Daiichi Sanyko Co., Ltd.	17,456	495
Daikin Industries, Ltd.	3,800	113
Daimaru, Inc.	5,000	62
Dainippon Ink & Chemical, Inc.	12,000	44
Daito Trust Construction Co., Ltd.	3,100	168
Daiwa House Industry Co., Ltd.	19,000	329
Daiwa Securities Group, Inc.	72,000	840
Denki Kagaku Kogyo KK	7,000	27
Denso Corp.	14,500	510
Dowa Mining Co., Ltd.	10,000	86
E*Trade Securities Co., Ltd.	44	50
East Japan Railway Co.	71	497
Ebara Corp.	7,000	25
Eisai Co., Ltd.	7,100	343
Familymart Co., Ltd.	1,200	33
Fanuc, Ltd.	4,000	312
Fast Retailing Co., Ltd.	2,000	188
Fuji Electric Holdings Co., Ltd.	4,000	21
Fuji Photo Film Co., Ltd.	9,800	358
Fuji Soft ABC, Inc.	900	23
Fujikura, Ltd.	5,000	55
Fujitsu, Ltd.	38,000	313
Furukawa Electric Co., Ltd. (The) (a)	13,000	86
Hirose Electric Co., Ltd.	1,200	159
Hitachi Construction Machinery Co., Ltd.	700	16
Hitachi Plant Engineering & Construction Co., Ltd.	14,000	78
Hitachi, Ltd.	72,000	420
Hokuhoku Financial Group, Inc.	29,000	109
Honda Motor Co., Ltd.	40,600	1,365
Hoya Corp.	9,400	354
Ibiden Co., Ltd.	2,400	127
Index Corp.	26	19
Inpex Holdings, Inc. ‡	8	64
Isetan Co., Ltd.	3,800	64
Ishikawajima-Harima Heavy Industries Co., Ltd.	22,000	67
Itochu Corp.	30,000	233
Itochu Techno-Science Corp.	700	36
Japan Airlines System Corp. ‡ †	16,000	31
Japan Real Estate Investment Corp. REIT (a)	17	144
Japan Retail Fund Investment REIT (a)	11	81
Japan Tobacco, Inc.	95	369
JFE Holdings, Inc.	7,400	290
JGC Corp.	6,000	100
Joyo Bank, Ltd. (The)	19,000	113
JS Group Corp.	4,700	98
JSR Corp.	2,800	62
Kajima Corp.	27,000	123
Kaneka Corp.	5,000	47
Kansai Electric Power Co. (The), Inc.	18,200	420
Kao Corp.	13,000	347
Kawasaki Heavy Industries, Ltd.	43,000	142
Keihin Electric Express Railway Co., Ltd. †	5,000	37

Keio Corp.	2,000	13
Keyence Corp.	1,320	304
Kikkoman Corp.	3,000	35
Kintetsu Corp.	31,000	97
Kirin Brewery Co., Ltd.	20,000	267
Kobe Steel, Ltd.	39,000	123
Komatsu, Ltd.	23,000	397
Konami Corp.	2,700	69
Konica Minolta Holdings, Inc. ‡	12,000	161
Kubota Corp.	32,000	263
Kuraray Co., Ltd.	6,500	72
Kurita Water Industries, Ltd.	1,300	25
Kyocera Corp.	3,500	300
Kyowa Hakko Kogyo Co., Ltd.	6,011	42
Kyushu Electric Power Co., Inc.	5,200	123
Lawson, Inc.	800	28
Leopalace21 Corp.	4,100	150
Mabuchi Motor Co., Ltd.	500	31
Marubeni Corp.	29,000	144
Marui Co., Ltd.	8,800	129
Matsui Securities Co., Ltd.	3,100	26
Matsushita Electric Industrial Co., Ltd.	45,000	953
Matsushita Electric Works, Ltd.	7,000	74
Meiji Seika Kaisha, Ltd.	3,000	15
Meitec Corp.	300	9
Millea Holdings, Inc. ™	17,500	611
Minebea Co., Ltd.	8,000	44
Mitsubishi Chemical Holdings Corp.	15,500	97
Mitsubishi Corp.	26,500	498
Mitsubishi Electric Corp.	45,000	379
Mitsubishi Estate Co., Ltd.	41,000	896
Mitsubishi Heavy Industries, Ltd.	76,000	315
Mitsubishi Materials Corp. †	35,000	144
Mitsubishi Rayon Co., Ltd.	10,000	66
Mitsubishi Tokyo Financial Group, Inc.	159	2,047
Mitsubishi UFJ Securities Co.	10,000	125
Mitsui & Co., Ltd.	32,000	407
Mitsui Chemicals, Inc.	9,000	65
Mitsui Fudosan Co., Ltd.	29,000	660
Mitsui Mining & Smelting Co., Ltd.	21,000	108
Mitsui O.S.K. Lines, Ltd.	2,000	15
Mitsui Sumitomo Insurance Co., Ltd.	29,000	363
Mitsui Trust Holdings, Inc.	14,000	159
Mitsukoshi, Ltd.	4,000	18
Miura Co., Ltd.	1,600	39
Mizuho Financial Group, Inc.	194	1,505
Murata Manufacturing Co., Ltd.	4,900	340
NEC Corp.	48,000	264
NEC Electronics Corp. ‡	1,100	38
NET One Systems Co., Ltd.	16	22
NGK Insulators, Ltd.	8,000	112
NGK Spark Plug Co., Ltd.	5,000	99
Nidec Corp.	2,400	181
Nikko Cordial Corp.	29,500	342
Nikon Corp.	6,000	124
Nintendo Co., Ltd.	2,600	536
Nippon Building Fund, Inc. REIT (a)	17	173
Nippon Electric Glass Co., Ltd.	4,000	88
Nippon Express Co., Ltd.	16,000	86
Nippon Meat Packers, Inc.	3,000	34
Nippon Mining Holdings, Inc.	12,500	88
Nippon Oil Corp.	32,000	236
Nippon Paper Group, Inc.	53	192
Nippon Sheet Glass Co., Ltd.	9,000	42
Nippon Steel Corp. †	100,000	412

Nippon Telegraph & Telephone Corp.	61	300
Nippon Yusen Kabushiki Kaisha	23,000	140
Nishi-Nippon City Bank, Ltd.	10,000	49
Nissan Chemical Industries, Ltd.	3,000	36
Nissan Motor Co., Ltd.	59,300	665
Nisshin Seifun Group, Inc.	5,500	57
Nissin Food Products Co., Ltd.	1,600	51
Nitto Denko Corp.	4,600	273
Nomura Holdings, Inc.	69,700	1,228
Nomura Research Institute, Ltd.	600	83
NSK, Ltd.	14,000	118
NTN Corp.	11,000	87
NTT Data Corp.	33	152
NTT DoCoMo, Inc.	80	123
Obayashi Corp.	19,000	134
Obic Co., Ltd.	200	42
Oji Paper Co., Ltd.	22,000	121
Oki Electric Industry Co., Ltd.	12,000	27
Okumura Corp.	5,000	27
Olympus Corp.	3,000	88
Omron Corp.	4,800	118
Onward Kashiyama Co., Ltd.	3,000	43
Oracle Corp.	1,000	43
Oriental Land Co., Ltd.	1,400	79
Osaka Gas Co., Ltd.	42,000	147
Pioneer Corp.	3,100	55
Promise Co., Ltd. (a)	600	24
Resona Holdings, Inc.	95	285
Ricoh Co., Ltd.	14,000	279
Rohm Co., Ltd.	3,200	297
Sanken Electric Co., Ltd.	3,000	39
Sanyo Electric Co., Ltd. †	36,000	73
Secom Co., Ltd.	3,000	149
Seiko Epson Corp.	2,400	65
Sekisui Chemical Co., Ltd.	7,000	59
Sekisui House, Ltd.	21,000	318
Seven & I Holdings Co., Ltd.	14,960	482
Sharp Corp.	19,000	326
Shimachu Co., Ltd.	1,200	35
Shimamura Co., Ltd.	500	49
Shimano, Inc.	1,700	48
Shimizu Corp.	20,000	114
Shin-Etsu Chemical Co., Ltd.	8,100	517
Shinko Securities Co., Ltd.	9,000	36
Shinsei Bank, Ltd.	25,000	152
Shionogi & Co., Ltd.	8,000	147
Shiseido Co., Ltd.	6,000	120
Shizuoka Bank, Ltd. (The) †	15,000	163
Showa Denko KK	12,000	52
Showa Shell Sekiyu KK	1,700	19
SMC Corp.	1,400	185
Softbank Corp. †	19,200	398
Sompo Japan Insurance, Inc.	19,000	249
Sony Corp.	15,500	628
Stanley Electric Co., Ltd.	1,000	21
Sumitomo Bakelite Co., Ltd.	3,000	23
Sumitomo Chemical Co., Ltd.	27,000	202
Sumitomo Corp.	20,000	250
Sumitomo Electric Industries, Ltd.	14,000	190
Sumitomo Heavy Industries, Ltd.	9,000	75
Sumitomo Metal Industries, Ltd.	57,000	219
Sumitomo Metal Mining Co., Ltd.	21,000	275
Sumitomo Mitsui Financial Group, Inc.	121	1,271
Sumitomo Realty & Development Co., Ltd.	18,000	529
Sumitomo Trust & Banking Co., Ltd. (The)	30,000	314

T&D Holdings, Inc.	5,500	398
Taiheiyo Cement Corp.	12,000	44
Taisei Corp.	27,000	97
Taisho Pharmaceutical Co., Ltd.	4,911	94
Taiyo Yuden Co., Ltd.	1,000	15
Takashimaya Co., Ltd.	8,000	102
Takeda Pharmaceutical Co., Ltd.	22,600	1,411
Takefuji Corp. (a)	730	34
TDK Corp.	2,500	200
Teijin, Ltd.	16,000	86
Terumo Corp.	4,200	159
THK Co., Ltd.	800	19
TIS, Inc.	800	19
Tobu Railway Co., Ltd.	17,000	86
Toho Co., Ltd.	800	16
Tohoku Electric Power Co., Inc.	8,300	182
Tokyo Broadcasting System, Inc.	2,100	49
Tokyo Electric Power Co. (The), Inc.	28,900	832
Tokyo Electron, Ltd.	4,800	355
Tokyo Gas Co., Ltd. †	46,000	231
Tokyo Tatemono Co., Ltd.	6,000	67
Tokyu Corp. †	20,000	138
TonenGeneral Sekiyu KK †	8,000	72
Toppan Printing Co., Ltd.	8,000	89
Toray Industries, Inc.	23,000	173
Toshiba Corp. †	72,000	467
Tosoh Corp.	8,000	32
Toto, Ltd.	11,000	104
Toyo Seikan Kaisha, Ltd.	3,100	59
Toyota Industries Corp.	2,100	89
Toyota Motor Corp.	65,600	3,567
Trend Micro, Inc.	2,500	73
Uni-Charm Corp.	400	22
Uniden Corp.	1,000	11
UNY Co., Ltd.	1,000	13
Ushio Inc.	1,000	22
West Japan Railway Co.	4	17
Yahoo! Japan Corp. †	392	148
Yamada Denki Co., Ltd.	2,200	221
Yamaha Corp.	1,900	40
Yamaha Motor Co., Ltd.	700	19
Yamato Transport Co., Ltd.	5,000	72
Yamazaki Baking Co., Ltd.	1,000	10
Yokogawa Electric Corp.	4,600	60
Malaysia (0.0%)
IJM Corp. Berhad	26,000	44
Mexico (0.5%)
Alfa SA de CV-Class A	3,000	16
America Movil SA de CV-Class L	187,000	369
Cemex SA B de CV ‡	60,000	181
Coca-Cola Femsa SA de CV -Class L	2,000	6
Corporacion Geo SA de CV- Class B ‡	4,000	17
Grupo Carso SA de CV -Class A1	8,000	23
Grupo Financiero Banorte SA de CV- Class O	12,000	38
Grupo Mexico SA de CV -Class B	11,000	34
Grupo Modelo SA -Class C	6,000	26
Grupo Televisa SA -Class CPO	22,000	94
Kimberly-Clark de Mexico de CV- Class A	5,000	20
Telefonos de Mexico SA de CV -Class L	126,000	162
Urbi Desarrollos Urbanos SA de CV ‡	3,000	8
Wal-Mart de Mexico SA de CV-Class V	38,000	129
Netherlands (3.3%)
ABN AMRO Holding NV	37,196	1,084
Akzo Nobel NV	4,316	266
ASML Holding NV ‡	9,386	219

Corio NV REIT	1,397	102
Euronext NV	2,611	254
European Aeronautic Defense and Space Co.	3,760	108
Heineken NV	10,704	489
ING Groep NV	36,499	1,604
James Hardie Industries NV	12,239	68
Koninklijke DSM	2,365	104
Koninklijke Philips Electronics NV	14,448	506
Mittal Steel Co. NV	8,442	295
Oce NV	1,677	27
Qiagen NV ‡ †	3,537	55
Reed Elsevier NV	6,710	112
Rodamco Europe NV REIT (a)	1,147	133
Royal KPN NV	25,208	321
STMicroelectronics NV	4,009	69
TNT NV	11,732	445
Unilever NV	28,393	698
Wereldhave NV REIT	569	62
Wolters Kluwer NV	3,633	95
New Zealand (0.0%)
Telecom Corp. of New Zealand, Ltd. †	4,880	14
Norway (0.4%)
DnB Nor ASA	6,204	76
Norsk Hydro ASA	10,690	239
Norske Skogindustrier ASA	2,900	44
Orkla ASA	2,230	106
Statoil ASA	8,600	204
Tandberg ASA	2,500	27
Tandberg Television ASA ‡	1,300	11
Telenor ASA	10,500	137
Yara International ASA	3,538	54
Poland (0.4%)
Agora SA	1,257	12
Bank Pekao SA	2,677	167
Bank Przemyslowo-Handlowy BPH	319	82
Bank Zachodni WBK SA	877	54
Grupa Kety SA	43	3
KGHM Polska Miedz SA	4,349	140
Pko Bank Polski SA	12,748	148
Polski Koncern Naftowy Orlen SA	10,198	159
Prokom Software SA	380	16
Telekomunikacja Polska SA	23,583	150
Portugal (0.1%)
Banco Comercial Portugues SA-Class R	37,292	116
Brisa-Auto Estradas de Portugal SA	5,252	58
Energias de Portugal SA	548	2
Portugal Telecom SGPS SA	9,627	120
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	476	6
Russia (0.9%)
LUKOIL, ADR	7,200	549
MMC Norilsk Nickel, ADR	1,100	139
Mobile Telesystems, ADR	2,700	102
OAO Gazprom, ADR	4,737	205
OAO Gazprom, Sponsored ADR	10,786	471
Polyus Gold, ADR ‡	1,500	66
Surgutneftegaz, ADR †	2,200	142
Tatneft, ADR	1,000	85
Unified Energy System, GDR	1,248	92
Vimpel-Communications, Sponsored ADR ‡	1,400	85
Singapore (1.6%)
Ascendas Real Estate Investment Trust REIT (a)	37,000	50
Capitaland, Ltd.	42,000	134
CapitaMall Trust REIT (a)	30,800	49
Chartered Semiconductor Manufacturing, Ltd. ‡	49,000	37

City Developments, Ltd.	18,484	125
ComfortDelgro Corp., Ltd.	66,598	71
Cosco Corp., Ltd.	29,000	30
Creative Technology, Ltd	2,650	17
DBS Group Holdings, Ltd.	37,788	457
Fraser and Neave, Ltd.	40,000	104
Jardine Cycle & Carriage, Ltd.	5,013	38
Keppel Corp., Ltd.	19,000	177
Keppel Land, Ltd.	13,000	41
K-REIT Asia REIT	2,600	3
Neptune Orient Lines, Ltd.	23,000	29
Oversea-Chinese Banking Corp.	85,568	353
Parkway Holdings, Ltd.	22,000	39
SembCorp Industries, Ltd.	29,617	63
SembCorp Marine, Ltd.	20,000	42
Singapore Airlines, Ltd.	20,000	184
Singapore Exchange, Ltd.	26,713	75
Singapore Land, Ltd.	8,000	40
Singapore Post, Ltd.	53,000	34
Singapore Press Holdings, Ltd.	53,622	139
Singapore Technologies Engineering, Ltd.	47,184	85
Singapore Telecommunications, Ltd.	248,482	382
STATS ChipPAC, Ltd. ‡	48,000	30
United Overseas Bank, Ltd.	39,219	403
United Overseas Land, Ltd. (Foreign Registered)	21,651	48
Venture Corp., Ltd.	8,879	71
South Korea (0.1%)
Doosan Heavy Industries and Construction Co., Ltd.	3,670	153
Spain (2.3%)
Abertis Infraestructuras SA	6,623	174
Acciona SA	345	52
Acerinox SA	2,709	52
ACS Actividades de Construccion y Servicios SA	3,025	143
Altadis SA	6,466	307
Antena 3 de Television SA	610	12
Banco Bilbao Vizcaya Argentaria SA	29,696	687
Banco Popular Espanol SA	8,214	135
Banco Santander Central Hispano SA	51,690	817
Cintra Concesiones de Infraestructuras de Transporte SA	2,141	30
Endesa SA	7,851	334
Fomento de Construcciones y Contratas SA	378	30
Gas Natural SDG SA	10,566	385
Grupo Ferrovial SA	772	62
Iberdrola SA	6,701	300
Inditex SA	2,351	109
Indra Sistemas SA	1,090	24
Repsol YPF SA	9,250	275
Sacyr Vallehermoso SA	847	38
Sociedad General de Aguas de Barcelona SA-Class B	2,056	67
Telefonica SA	51,535	892
Union Fenosa SA	1,600	82
Sweden (1.7%)
Alfa Laval AB	300	10
Assa Abloy AB-Class B	4,627	86
Atlas Copco AB-Class A	5,019	132
Atlas Copco AB-Class B	3,300	83
Electrolux AB-Class B	2,840	46
Eniro AB	1,500	18
Getinge AB	2,400	44
Hennes & Mauritz AB-Class B	4,530	189
Holmen AB-Class B	850	35
Husqvarna AB ‡	2,840	33
Modern Times Group AB-Class B ‡	450	23
Nordea Bank AB	43,737	573
Sandvik AB	14,455	166

Scania AB-Class B	1,400	83
Skandinaviska Enskilda Banken AB-Class A	7,371	198
Skanska AB-Class B	5,344	90
SKF AB	3,632	53
Ssab Svenskt Stal AB-Class A	3,000	56
Svenska Cellulosa AB-Class B	3,100	142
Svenska Handelsbanken AB-Class A	12,360	334
Swedish Match AB	4,600	75
Tele2 AB-Class B	1,950	20
Telefonaktiebolaget LM Ericsson-Class B	244,873	849
TeliaSonera AB	21,635	139
Volvo AB-Class A	1,409	87
Volvo AB-Class B	3,042	181
WM-data AB-Class B	6,925	24
Switzerland (5.8%)
ABB, Ltd.	34,337	450
Ciba Specialty Chemicals AG	1,038	63
Clariant AG ‡	3,520	47
Compagnie Financiere Richemont AG-Class A	7,359	353
Credit Suisse Group	11,282	651
Geberit AG	56	68
Givaudan	109	87
Holcim, Ltd. †	3,092	252
Kudelski SA	690	20
Logitech International SA ‡	2,964	64
Lonza Group AG	597	41
Nestle SA	8,848	3,076
Nobel Biocare Holding AG	540	133
Novartis AG	32,274	1,879
Roche Holding AG-Genusschein	9,706	1,673
Schindler Holding AG	1,340	70
Serono SA-Class B	77	66
Straumann Holding AG	231	50
Swatch Group AG	888	34
Swatch Group AG-Class B	438	84
Swiss Reinsurance (a)	1,521	116
Swisscom AG	272	90
Syngenta AG ‡	1,664	250
UBS AG-Registered	44,522	2,656
Zurich Financial Services AG	1,097	269
Thailand (0.0%)
Italian-Thai Development PCL	196,100	29
Turkey (0.7%)
Akbank TAS	47,038	241
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,085	27
Arcelik AS	9,226	58
Dogan Sirketler Grubu Holdings	19,964	77
Dogan Yayin Holding ‡	12,350	39
Eregli Demir ve Celik Fabrikalari TAS	21,602	96
Ford Otomotiv Sanayi AS	5,614	37
Haci Omer Sabanci Holding	33,744	119
Hurriyet Gazetecilik AS	7,017	18
KOC Holding AS ‡	17,702	57
Migros Turk TAS ‡	7,447	75
Trakya Cam Sanayii AS	3,002	8
Tupras-Turkiye Petrol Rafine	6,643	102
Turk Hava Yollari ‡	2,437	9
Turk Sise ve Cam Fabrikalari AS ‡	6,949	22
Turkcell Iletisim Hizmet AS	26,632	136
Turkiye Garanti Bankasi	58,498	173
Turkiye Is Bankasi	40,969	218
Yapi ve Kredi Bankasi ‡	49,452	86
United Kingdom (17.3%)
3i Group PLC	1,482	26
Aegis Group PLC	10,618	27

Alliance Boots PLC	6,573	95
Amec PLC	4,244	28
Amvescap PLC	2,284	25
Anglo American PLC	22,326	931
ARM Holdings PLC	15,347	34
Arriva PLC	1,921	24
AstraZeneca PLC	29,137	1,817
Aviva PLC	46,868	686
BAE Systems PLC	53,211	393
Balfour Beatty PLC	8,297	64
Barclays PLC	86,605	1,090
Barratt Developments PLC	2,360	47
BBA Group PLC	8,343	42
Bellway PLC	1,058	25
BG Group PLC	54,700	663
BHP Billiton PLC	39,109	674
BP PLC	319,435	3,473
Brambles Industries PLC	2,264	20
British Airways PLC ‡	8,712	69
British American Tobacco PLC	19,604	529
British Land Co. PLC	6,181	157
British Sky Broadcasting PLC	10,736	110
BT Group PLC	127,565	639
Bunzl PLC	6,075	76
Burberry Group PLC	2,768	27
Cadbury Schweppes PLC	27,124	288
Capita Group PLC	2,067	21
Carnival PLC	3,536	169
Centrica PLC	38,482	234
Close Brothers Group PLC	407	8
Cobham PLC	17,722	60
Compass Group PLC	42,645	214
Corus Group PLC	14,191	103
Daily Mail and General Trust NV-Class A	3,023	34
Diageo PLC	44,378	782
DSG International	18,341	75
Electrocomponents PLC	7,435	39
eMap International-Class B ™	2,527	5
Emap PLC	2,106	30
EMI Group PLC	7,963	40
Enterprise Inns PLC	7,260	143
FirstGroup PLC	6,306	58
Friends Provident PLC	35,176	127
GKN PLC	6,509	35
GlaxoSmithKline PLC	99,812	2,651
Group 4 Securicor PLC	3,563	11
GUS PLC	7,805	141
Hammerson PLC	3,397	83
Hanson PLC	11,548	167
Hays PLC	4,978	13
HBOS PLC	51,849	1,024
HSBC Holdings PLC	143,201	2,607
ICAP PLC	1,517	15
Imi PLC	6,643	63
Imperial Chemical Industries PLC	19,018	141
Imperial Tobacco Group PLC	8,322	277
Intercontinental Hotels Group PLC	8,416	147
International Power PLC	4,604	27
Invensys PLC ‡	1,777	7
J Sainsbury PLC	14,582	102
Johnson Matthey PLC	3,515	91
Kelda Group PLC	8,655	138
Kesa Electricals PLC	2,470	15
Kingfisher PLC	11,088	51
Ladbrokes PLC	11,612	84

Land Securities Group PLC	5,527	203
Legal & General Group PLC	118,604	316
Liberty International PLC	2,962	68
Lloyds TSB Group PLC	86,633	873
LogicaCMG PLC	12,932	37
London Stock Exchange Group PLC	671	16
London Stock Exchange PLC ™	796	—	☐
Man Group PLC	5,526	46
Marks & Spencer Group PLC	15,883	191
Meggitt PLC	7,991	47
Misys PLC	6,140	26
Mitchells & Butlers PLC	10,845	119
National Express Group PLC	1,908	33
National Grid PLC	48,807	609
Next PLC	2,496	88
Pearson PLC	7,726	110
Persimmon PLC	2,657	66
Provident Financial PLC	798	9
Prudential PLC	34,167	423
Punch Taverns PLC	5,190	94
Reckitt Benckiser PLC	13,644	564
Reed Elsevier PLC	12,193	135
Rentokil Initial PLC	5,658	15
Resolution PLC	621	7
Reuters Group PLC	14,320	116
Rexam PLC	8,914	95
Rio Tinto PLC	16,944	800
Rolls-Royce Group PLC ‡	29,814	252
Royal & Sun Alliance Insurance Group PLC	48,576	135
Royal Bank of Scotland Group PLC	40,170	1,380
Royal Dutch Shell PLC-Class A	60,905	2,005
Royal Dutch Shell PLC-Class B	42,552	1,441
Sage Group PLC	19,432	91
Schroders PLC	388	7
Scottish & Southern Energy PLC	15,340	378
Scottish Power PLC ™	11,114	—	☐
Scottish Power PLC	26,463	322
Serco Group PLC	1,448	10
Severn Trent PLC	7,594	190
Signet Group PLC	14,749	30
Slough Estates PLC	4,870	61
Smith & Nephew PLC	10,077	92
Smiths Group PLC	9,072	152
Stagecoach Group PLC	7,219	17
Tate & Lyle PLC	9,452	127
Taylor Woodrow PLC	5,774	38
Tesco PLC	82,776	557
Tomkins PLC	14,810	66
Unilever PLC	17,837	439
United Business Media PLC	2,739	34
United Utilities PLC	2,726	36
Vodafone Group PLC	818,801	1,870
Whitbread PLC ™	5,298	—	☐
Whitbread PLC	4,503	109
William Hill PLC	8,423	101
Wimpey (George) PLC	3,860	37
Wolseley PLC	9,609	202
WPP Group PLC	9,458	117
Yell Group PLC	6,135	68
United States (0.1%)
Synthes, Inc.	1,141	126
Total Common Stocks (cost: $145,296)		190,321

	Principal	Value
SECURITY LENDING COLLATERAL (1.9%)
Debt (1.7%)
Bank Notes (0.1%)
Bank of America
5.30%, due 11/20/2006 *	128	128
Commercial Paper (0.2%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	26	26
CIESCO LLC-144A
5.29%, due 11/16/2006	26	26
Clipper Receivables Corp.
5.28%, due 10/19/2006	38	38
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	25	25
General Electric Capital Corp.
5.29%, due 11/03/2006	62	62
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	26	26
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	25	25
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	38	38
5.28%, due 10/26/2006	38	38
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	26	26
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	51	51
Yorktown Capital LLC
5.29%, due 10/18/2006	51	51
Euro Dollar Overnight (0.2%)
Abbey National PLC
5.27%, due 10/03/2006	51	51
BNP Paribas
5.26%, due 10/05/2006	64	64
Lloyds TSB Bank
5.27%, due 10/02/2006	64	64
Svenska Handlesbanken
5.35%, due 10/02/2006	66	66
UBS AG
5.31%, due 10/02/2006	89	89
Euro Dollar Terms (0.7%)
Bank of Nova Scotia
5.28%, due 10/11/2006	77	77
Barclays
5.31%, due 10/20/2006	64	64
5.30%, due 11/03/2006	77	77
5.31%, due 11/21/2006	115	115
Branch Banker &Trust
5.27%, due 10/10/2006	115	115
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	38	38
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	128	128
Fortis Bank
5.30%, due 11/20/2006	153	153
Harris NA
5.28%, due 11/22/2006	128	128
Royal Bank of Canada
5.30%, due 10/27/2006	64	64
5.30%, due 11/17/2006	26	26
Royal Bank of Scotland
5.30%, due 10/27/2006	166	166
Societe Generale
5.28%, due 11/01/2006	128	128
Toronto Dominion Bank
5.27%, due 10/12/2006	64	64

UBS AG
5.30%, due 10/27/2006	128	128
Wells Fargo
5.27%, due 10/17/2006	26	26
Repurchase Agreements (0.5%) ††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $42 on 10/02/2006	42	42
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $705 on 10/02/2006	704	704
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $83 on 10/02/2006	83	83
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $241 on 10/02/2006	241	241
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $131 on 10/02/2006	131	131

	Shares	Value
Investment Companies (0.2%)
American Beacon Fund
1-day yield of 5.27%	3,738	4
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	208,978	209
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	279,344	279
Total Security Lending Collateral (cost: $4,084)		4,084
Total Investment Securities (cost: $150,980) #		$196,888

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

(a)	Passive Foreign Investment Company.

†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $3,840.

*	Floating or variable rate note. Rate is listed as of September 30, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $1,242, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

☐	Value is less than $1.

™	Securities valued as determined in good faith in accordance with procedures established by AEGON/Transamerica Series Trust’s Board of Trustees.

#

Aggregate cost for Federal income tax purposes is $153,046. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $46,550 and $2,708, respectively. Net unrealized appreciation for tax purposes is $43,842.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $281 or 0.1% of the net assets of the Fund.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

REIT	Real Estate Investment Trust

SCRL	Società Cooperativa a Responsabilità Limitata (Limited Liability Co-operative)

SGPS	Sociedade Gestora de Participações Socialis (Holding Enterprise)

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
British Pound Sterling	4,271	12/14/2006	$8,008	$(24)
Euro Dollar	6,855	11/16/2006	8,768	(63)
Euro Dollar	5,603	12/14/2006	7,141	(16)
Hong Kong Dollar	(41,057)	11/16/2006	(5,295)	19
Japanese Yen	(795,961)	11/16/2006	(6,913)	131
Japanese Yen	244,220	12/14/2006	2,096	(7)
Swedish Krona	6,210	12/14/2006	856	(4)
			$14,661	$36

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts in thousands)

(unaudited)

FUTURES CONTRACTS:Ω

				Net Unrealized
		Settlement		Appreciation
	Contracts	Date	Amount	(Depreciation)
CAC 40 10 Euro	77	10/20/2006	$5,133	$99
DAX Index	5	12/19/2006	957	14
DJ Euro STOXX 50 Index	(23)	12/15/2006	(1,140)	(25)
FTSE 100 Index	47	12/16/2006	5,256	58
Hang Seng Index	24	10/28/2006	2,704	(7)
Nikkei 225	15	12/07/2006	2,045	1
OMX 30 Index	62	10/28/2006	880	2
TOPIX Index	48	12/08/2006	6,566	(125)
			$22,401	$17

Ω	At September 30, 2006, cash in the amount of $2,797 is segregated with the custodian to cover margin requirements for open futures contracts.

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	15.4%	$33,352
Pharmaceuticals	6.0%	12,948
Telecommunications	3.8%	8,142
Automotive	3.7%	8,067
Petroleum Refining	3.6%	7,764
Oil & Gas Extraction	3.6%	7,743
Electric Services	3.5%	7,661
Chemicals & Allied Products	3.0%	6,600
Insurance	2.7%	5,947
Security & Commodity Brokers	2.7%	5,933
Metal Mining	2.5%	5,485
Electronic Components & Accessories	2.5%	5,481
Food & Kindred Products	2.3%	4,948
Communications Equipment	1.9%	4,027
Business Services	1.8%	3,900
Life Insurance	1.7%	3,754
Real Estate	1.7%	3,591
Industrial Machinery & Equipment	1.6%	3,435
Holding & Other Investment Offices	1.5%	3,329
Computer & Data Processing Services	1.2%	2,625
Computer & Office Equipment	1.2%	2,591
Primary Metal Industries	1.1%	2,483
Residential Building Construction	1.1%	2,410
Beverages	1.1%	2,316
Engineering & Management Services	1.0%	2,224
Wholesale Trade Durable Goods	1.0%	2,194
Gas Production & Distribution	0.9%	2,049
Instruments & Related Products	0.9%	1,948
Tobacco Products	0.7%	1,595
Lumber & Other Building Materials	0.7%	1,554
Retail Trade	0.7%	1,434
Food Stores	0.7%	1,409
Rubber & Misc. Plastic Products	0.6%	1,364
Railroads	0.6%	1,323
Transportation & Public Utilities	0.6%	1,267
Department Stores	0.6%	1,240
Paper & Allied Products	0.5%	1,048
Business Credit Institutions	0.5%	1,024
Electronic & Other Electric Equipment	0.5%	1,014
Stone, Clay & Glass Products	0.5%	990
Printing & Publishing	0.4%	957
Radio & Television Broadcasting	0.4%	911
Wholesale Trade Nondurable Goods	0.4%	864
Electric, Gas & Sanitary Services	0.4%	858
Aerospace	0.4%	824
Medical Instruments & Supplies	0.4%	819
Restaurants	0.4%	793
Construction	0.3%	737
Motor Vehicles, Parts & Supplies	0.3%	676
Specialty- Real Estate	0.3%	630
Apparel & Accessory Stores	0.3%	624
Hotels & Other Lodging Places	0.3%	566
Manufacturing Industries	0.3%	561
Air Transportation	0.3%	551
Water Transportation	0.2%	422
Textile Mill Products	0.2%	398
Amusement & Recreation Services	0.2%	376
Radio, Television & Computer Stores	0.1%	311
Public Administration	0.1%	310
Electrical Goods	0.1%	300
Metal Cans & Shipping Containers	0.1%	283
Communication	0.1%	245
Trucking & Warehousing	0.1%	236
Transportation Equipment	0.1%	214
Auto Repair, Services & Parking	0.1%	174
Mining	0.1%	167
Personal Credit Institutions	0.1%	151
Beer, Wine & Distilled Beverages	0.1%	104
Furniture & Fixtures	0.0%	104

Apparel Products	0.0%	97
Drug Stores & Proprietary Stores	0.0%	95
Research & Testing Services	0.0%	55
Health Services	0.0%	39
Automotive Dealers	0.0%	38
Environmental Services	0.0%	29
Fabricated Metal Products	0.0%	28
Educational Services	0.0%	22
Motion Pictures	0.0%	16
Management Services	0.0%	10
Investment Securities, at value	88.8%	192,804
Short-Term Investments	1.9%	4,084
Total Investment Securities	90.7%	$196,888

Van Kampen Large Cap Core

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (0.0%)
Department Stores (0.0%)
Saks, Inc.
8.25%, due 11/15/2008	$1	$1
Total Corporate Debt Securities (cost: $1)		1

	Shares	Value
COMMON STOCKS (96.0%)
Air Transportation (0.2%)
Southwest Airlines Co.	18,700	312
Amusement & Recreation Services (0.6%)
Disney (Walt) Co. (The)	33,000	1,020
Apparel & Accessory Stores (0.4%)
Abercrombie & Fitch Co.-Class A	10,832	753
Beverages (1.1%)
Anheuser-Busch Cos., Inc.	11,510	547
Coca-Cola Co. (The)	34,600	1,546
Business Credit Institutions (1.9%)
Freddie Mac	53,200	3,529
Business Services (9.0%)
Akamai Technologies, Inc. ‡	31,228	1,561
Clear Channel Communications, Inc.	55,456	1,600
eBay, Inc. ‡	163,082	4,625
Fannie Mae	7,980	446
First Data Corp.	79,401	3,335
Monster Worldwide, Inc. ‡	33,228	1,203
Moody’s Corp.	53,482	3,497
Chemicals & Allied Products (4.3%)
Dow Chemical Co. (The)	2,300	90
du Pont (E.I.) de Nemours & Co.	47,500	2,035
Monsanto Co.	109,520	5,149
Rohm & Haas Co.	12,900	611
Commercial Banks (7.5%)
Bank of America Corp.	59,900	3,209
Bank of New York Co., Inc. (The)	27,800	980
Barclays PLC, Sponsored ADR †	3,400	173
Citigroup, Inc.	59,100	2,935
JP Morgan Chase & Co.	19,800	930
PNC Financial Services Group, Inc.	15,440	1,118
SunTrust Banks, Inc.	5,400	417
US Bancorp	12,000	399
Wachovia Corp.	31,800	1,774
Wells Fargo & Co.	44,000	1,592
Communication (1.0%)
Comcast Corp.-Class A ‡	49,800	1,835
Communications Equipment (0.2%)
Nokia Corp., ADR	8,500	167
Telefonaktiebolaget LM Ericsson, ADR †	5,500	189
Computer & Data Processing Services (6.6%)
Affiliated Computer Services, Inc.-Class A ‡	5,280	274
Electronic Arts, Inc. ‡	47,670	2,654
Google, Inc.-Class A ‡	12,762	5,129
McAfee, Inc. ‡	10,000	245
Microsoft Corp.	15,800	432
Yahoo!, Inc. ‡ †	131,996	3,337
Computer & Office Equipment (2.9%)
Apple Computer, Inc. ‡	20,829	1,604
Cisco Systems, Inc. ‡	21,700	499
Dell, Inc. ‡	100,688	2,300
Hewlett-Packard Co.	8,300	305
International Business Machines Corp.	6,460	529
Seagate Technology, Inc. - Escrow Shares ‡ ™	36,900	—	☐
Construction (0.6%)
Pulte Homes, Inc.	36,700	1,169

1

Department Stores (0.3%)
Federated Department Stores, Inc.	11,358	491
Educational Services (1.0%)
Apollo Group, Inc.-Class A ‡	35,264	1,736
Electric Services (0.5%)
American Electric Power Co., Inc.	18,500	673
FirstEnergy Corp.	3,110	174
Electronic & Other Electric Equipment (0.3%)
General Electric Co.	14,700	519
Electronic Components & Accessories (1.3%)
Flextronics International, Ltd. ‡	16,600	210
Intel Corp.	52,600	1,082
Marvell Technology Group, Ltd. ‡	57,269	1,109
Entertainment (0.8%)
International Game Technology	35,719	1,482
Food & Kindred Products (4.0%)
Altria Group, Inc.	36,139	2,766
Cadbury Schweppes PLC, ADR †	10,000	428
Kraft Foods, Inc.-Class A †	36,000	1,284
Unilever NV-NY Shares	59,300	1,455
WM Wrigley Jr. Co.	28,669	1,320
Holding & Other Investment Offices (2.7%)
Brookfield Asset Management, Inc. †	111,736	4,954
Hotels & Other Lodging Places (1.3%)
Marriott International, Inc.-Class A	59,078	2,283
Instruments & Related Products (0.2%)
KLA-Tencor Corp.	7,400	329
Insurance (4.8%)
AFLAC, Inc.	7,700	352
American International Group, Inc.	12,000	795
Berkshire Hathaway, Inc.-Class B ‡ †	1,005	3,190
Chubb Corp.	29,480	1,532
St. Paul Travelers Cos., Inc. (The)	17,600	825
UnitedHealth Group, Inc.	40,661	2,001
Insurance Agents, Brokers & Service (0.1%)
Hartford Financial Services Group, Inc. (The)	2,000	173
Leather & Leather Products (1.5%)
Coach, Inc. ‡	77,916	2,680
Life Insurance (0.5%)
Genworth Financial, Inc.-Class A	7,400	259
Metlife, Inc.	11,200	635
Lumber & Other Building Materials (0.1%)
Lowe’s Cos., Inc.	8,000	224
Management Services (1.1%)
Corporate Executive Board Co.	22,609	2,033
Medical Instruments & Supplies (0.3%)
Boston Scientific Corp. ‡	36,000	532
Motion Pictures (1.3%)
News Corp., Inc.-Class B	37,600	776
Time Warner, Inc.	84,400	1,539
Oil & Gas Extraction (2.3%)
Total SA, ADR †	7,700	508
Ultra Petroleum Corp. ‡	74,460	3,582
Paper & Allied Products (2.7%)
International Paper Co.	95,250	3,299
Kimberly-Clark Corp.	25,000	1,634
Pharmaceuticals (9.9%)
Abbott Laboratories	22,200	1,078
Bristol-Myers Squibb Co.	100,100	2,494
Cardinal Health, Inc.	11,100	730
Dade Behring Holdings, Inc.	33,259	1,336
Genentech, Inc. ‡	16,451	1,360
GlaxoSmithKline PLC, ADR †	47,600	2,534
Lilly (Eli) & Co.	20,300	1,157
Pfizer, Inc.	57,800	1,639

2

Roche Holding AG, ADR	18,120	1,562
Sanofi-Aventis, ADR †	20,400	907
Schering-Plough Corp.	76,100	1,681
Wyeth	29,600	1,505
Primary Metal Industries (1.0%)
Alcoa, Inc.	65,400	1,834
Printing & Publishing (1.0%)
Gannett Co., Inc. †	6,500	369
McGraw-Hill Cos., Inc. (The)	25,568	1,484
Radio & Television Broadcasting (2.5%)
Grupo Televisa SA, Sponsored ADR	94,900	2,018
Liberty Media Holding Corp.-Capital-Class A ‡	6,885	575
Liberty Media Holding Corp.-Interactive-Class A ‡	34,625	706
Viacom, Inc.-Class B ‡	33,750	1,255
Retail Trade (6.7%)
Amazon.com, Inc. ‡	65,756	2,112
Costco Wholesale Corp.	57,010	2,832
Sears Holdings Corp. ‡	31,874	5,039
Wal-Mart Stores, Inc.	42,400	2,091
Security & Commodity Brokers (2.8%)
American Express Co.	49,375	2,769
Chicago Mercantile Exchange	2,730	1,306
Merrill Lynch & Co., Inc.	12,800	1,001
Stone, Clay & Glass Products (0.8%)
Cemex SA B de CV, ADR ‡	48,164	1,449
Telecommunications (6.1%)
America Movil SA de CV-Class L, ADR	84,153	3,313
AT&T, Inc.	83,500	2,719
Embarq Corp.	3,745	181
Sprint Nextel Corp.	86,700	1,487
Verizon Communications, Inc.	88,700	3,293
Transportation & Public Utilities (1.8%)
CH Robinson Worldwide, Inc.	34,518	1,539
Expeditors International of Washington, Inc.	39,493	1,761
Total Common Stocks (cost: $155,751)		174,034

	Principal	Value
SECURITY LENDING COLLATERAL (6.1%)
Debt (5.4%)
Bank Notes (0.2%)
Bank of America
5.30%, due 11/20/2006 *	348	348
Commercial Paper (0.7%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	70	70
CIESCO LLC-144A
5.29%, due 11/16/2006	70	70
Clipper Receivables Corp.
5.28%, due 10/19/2006	103	103
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	69	69
General Electric Capital Corp.
5.29%, due 11/03/2006	169	169
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	70	70
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	68	68
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	103	103
5.28%, due 10/26/2006	103	103
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	70	70

3

Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	138	138
Yorktown Capital LLC
5.29%, due 10/18/2006	139	139
Euro Dollar Overnight (0.5%)
Abbey National PLC
5.27%, due 10/03/2006	139	139
BNP Paribas
5.26%, due 10/05/2006	174	174
Lloyds TSB Bank
5.27%, due 10/02/2006	174	174
Svenska Handlesbanken
5.35%, due 10/02/2006	180	180
UBS AG
5.31%, due 10/02/2006	244	244
Euro Dollar Terms (2.2%)
Bank of Nova Scotia
5.28%, due 10/11/2006	209	209
Barclays
5.31%, due 10/20/2006	174	174
5.30%, due 11/03/2006	209	209
5.31%, due 11/21/2006	313	313
Branch Banker &Trust
5.27%, due 10/10/2006	313	313
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	104	104
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	348	348
Fortis Bank
5.30%, due 11/20/2006	418	418
Harris NA
5.28%, due 11/22/2006	348	348
Royal Bank of Canada
5.30%, due 10/27/2006	174	174
5.30%, due 11/17/2006	70	70
Royal Bank of Scotland
5.30%, due 10/27/2006	453	453
Societe Generale
5.28%, due 11/01/2006	348	348
Toronto Dominion Bank
5.27%, due 10/12/2006	174	174
UBS AG
5.30%, due 10/27/2006	348	348
Wells Fargo
5.27%, due 10/17/2006	70	70
Repurchase Agreements (1.8%)††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $115 on 10/02/2006	115	115
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $1,917 on 10/02/2006	1,916	1,916
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $227 on 10/02/2006	227	227
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $656 on 10/02/2006	656	656
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $356 on 10/02/2006	355	355

4

	Shares	Value
Investment Companies (0.7%)
American Beacon Fund
1-day yield of 5.27%	10,168	10
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	568,507	568
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	759,931	760
Total Security Lending Collateral (cost: $11,111)		11,111

Total Investment Securities (cost: $166,863) #		$185,146

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $10,775.

*	Floating or variable rate note. Rate is listed as of September 30, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $3,378, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

☐	Value is less than $1.

™	Securities valued as determined in good faith in accordance with procedures established by AEGON/Transamerica Series Trust’s Board of Trustees.

#

Aggregate cost for Federal income tax purposes is $168,727. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $25,031 and $8,612, respectively. Net unrealized appreciation for tax purposes is $16,419.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $761 or 0.4% of the net assets of the Fund.

ADR	American Depositary Receipt

5

Van Kampen Mid-Cap Growth

SCHEDULE OF INVESTMENTS

At September 30, 2006

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.3%)
Amusement & Recreation Services (1.0%)
Station Casinos, Inc.	103,877	$6,007
Apparel & Accessory Stores (3.2%)
Abercrombie & Fitch Co.-Class A	270,149	18,770
Business Services (12.2%)
Akamai Technologies, Inc. ‡	352,169	17,605
ChoicePoint, Inc. ‡	258,840	9,267
Focus Media Holding Ltd., ADR ‡ †	51,584	2,988
Iron Mountain, Inc. ‡	405,692	17,420
Lamar Advertising Co. ‡	162,299	8,668
Monster Worldwide, Inc. ‡	427,207	15,461
Communication (2.5%)
Crown Castle International Corp. ‡	415,788	14,652
Computer & Data Processing Services (3.1%)
Activision, Inc. ‡	997,239	15,058
Baidu.com, ADR ‡ †	34,949	3,060
Construction (0.8%)
MDC Holdings, Inc. †	99,299	4,613
Educational Services (3.5%)
Apollo Group, Inc.-Class A ‡ †	231,698	11,409
ITT Educational Services, Inc. ‡	133,502	8,851
Electric, Gas & Sanitary Services (2.6%)
Stericycle, Inc. ‡	221,327	15,446
Electronic Components & Accessories (2.5%)
Marvell Technology Group, Ltd. ‡	366,563	7,100
Tessera Technologies, Inc. ‡ †	220,665	7,675
Entertainment (1.6%)
International Game Technology	227,285	9,432
Food & Kindred Products (1.4%)
WM Wrigley Jr. Co. †	178,794	8,235
Gas Production & Distribution (2.9%)
Questar Corp.	79,991	6,541
Southwestern Energy Co. ‡ †	342,913	10,243
Holding & Other Investment Offices (2.4%)
Brookfield Asset Management, Inc. †	316,599	14,038
Hotels & Other Lodging Places (4.8%)
Choice Hotels International, Inc.	196,061	8,019
Intercontinental Hotels Group PLC, ADR †	660,728	11,655
Wynn Resorts, Ltd. ‡ †	125,503	8,536
Industrial Machinery & Equipment (1.5%)
Pentair, Inc.	322,722	8,452
Insurance (1.4%)
Leucadia National Corp.	315,495	8,257
Insurance Agents, Brokers & Service (1.0%)
Brown & Brown, Inc.	194,461	5,943
Leather & Leather Products (3.0%)
Coach, Inc. ‡ †	515,583	17,736
Management Services (3.9%)
Corporate Executive Board Co.	252,937	22,742
Medical Instruments & Supplies (1.0%)
Techne Corp. ‡	108,953	5,541
Mining (1.1%)
Florida Rock Industries, Inc. †	161,361	6,246
Oil & Gas Extraction (4.9%)
Ultra Petroleum Corp. ‡	593,036	28,531
Paper & Allied Products (1.0%)
MeadWestvaco Corp.	211,893	5,617
Personal Services (1.1%)
Weight Watchers International, Inc.	144,922	6,426
Pharmaceuticals (3.0%)
Dade Behring Holdings, Inc.	431,344	17,323
Radio & Television Broadcasting (2.2%)
Grupo Televisa SA, Sponsored ADR	614,000	13,054

1

Real Estate (4.3%)
CB Richard Ellis Group, Inc.-Class A ‡ †	351,684	8,651
Desarrolladora Homex SA de CV, ADR ‡	245,765	9,280
St. Joe Co. (The) †	129,144	7,086
Research & Testing Services (1.8%)
Gen-Probe, Inc. ‡	226,788	10,634
Residential Building Construction (1.1%)
NVR, Inc. ‡ †	11,916	6,375
Restaurants (2.6%)
Cheesecake Factory (The) ‡	229,160	6,231
Wendy’s International, Inc.	137,424	9,207
Retail Trade (2.5%)
Amazon.com, Inc. ‡ †	446,846	14,353
Security & Commodity Brokers (4.4%)
Calamos Asset Management, Inc.-Class A	410,988	12,050
Chicago Mercantile Exchange	17,046	8,152
Janus Capital Group, Inc.	275,831	5,439
Telecommunications (3.3%)
NII Holdings, Inc. ‡	309,863	19,261
Tobacco Products (2.8%)
Loews Corp.- Carolina Group	290,009	16,064
Transportation & Public Utilities (6.9%)
CH Robinson Worldwide, Inc. †	353,064	15,740
Expedia, Inc. ‡	404,478	6,342
Expeditors International of Washington, Inc.	406,575	18,125
Total Common Stocks (cost: $554,164)		579,607

	Principal	Value
SECURITY LENDING COLLATERAL (20.8%)
Debt (18.3%)
Bank Notes (0.7%)
Bank of America
5.30%, due 11/20/2006 *	3,818	3,818
Commercial Paper (2.2%)
CAFCO Funding LLC-144A
5.29%, due 11/17/2006	763	763
CIESCO LLC-144A
5.29%, due 11/16/2006	763	763
Clipper Receivables Corp.
5.28%, due 10/19/2006	1,129	1,129
Falcon Asset Securitization Corp.-144A
5.26%, due 10/06/2006	754	754
General Electric Capital Corp.
5.29%, due 11/03/2006	1,859	1,859
Kitty Hawk Funding Corp.-144A
5.28%, due 10/25/2006	763	763
Liberty Street Funding Co.-144A
5.28%, due 10/13/2006	748	748
Park Avenue Receivables Corp.-144A
5.28%, due 10/03/2006	1,130	1,130
5.28%, due 10/26/2006	1,129	1,129
Sheffield Receivables Corp.-144A
5.29%, due 10/18/2006	763	763
Three Pillars Funding LLC-144A
5.28%, due 10/02/2006	1,510	1,510
Yorktown Capital LLC
5.29%, due 10/18/2006	1,527	1,527
Euro Dollar Overnight (1.7%)
Abbey National PLC
5.27%, due 10/03/2006	1,527	1,527
BNP Paribas
5.26%, due 10/05/2006	1,909	1,909

2

Lloyds TSB Bank
5.27%, due 10/02/2006	1,909	1,909
Svenska Handlesbanken
5.35%, due 10/02/2006	1,975	1,975
UBS AG
5.31%, due 10/02/2006	2,672	2,672
Euro Dollar Terms (7.6%)
Bank of Nova Scotia
5.28%, due 10/11/2006	2,290	2,290
Barclays
5.31%, due 10/20/2006	1,909	1,909
5.30%, due 11/03/2006	2,290	2,290
5.31%, due 11/21/2006	3,436	3,436
Branch Banker &Trust
5.27%, due 10/10/2006	3,436	3,436
Canadian Imperial Bank of Commerce
5.28%, due 10/30/2006	1,145	1,145
Credit Suisse First Boston Corp.
5.30%, due 10/24/2006	3,818	3,818
Fortis Bank
5.30%, due 11/20/2006	4,581	4,581
Harris NA
5.28%, due 11/22/2006	3,818	3,818
Royal Bank of Canada
5.30%, due 10/27/2006	1,909	1,909
5.30%, due 11/17/2006	763	763
Royal Bank of Scotland
5.30%, due 10/27/2006	4,963	4,963
Societe Generale
5.28%, due 11/01/2006	3,818	3,818
Toronto Dominion Bank
5.27%, due 10/12/2006	1,909	1,909
UBS AG
5.30%, due 10/27/2006	3,818	3,818
Wells Fargo
5.27%, due 10/17/2006	763	763
Repurchase Agreements (6.1%)††
Credit Suisse First Boston Corp. 5.42%, dated 09/29/2006 to be repurchased at $1,257 on 10/02/2006	1,256	1,256
Goldman Sachs Group, Inc. (The) 5.42%, dated 09/29/2006 to be repurchased at $21,016 on 10/02/2006	21,007	21,007
Merrill Lynch & Co. 5.37%, dated 09/29/2006 to be repurchased at $2,489 on 10/02/2006	2,488	2,488
Morgan Stanley Dean Witter & Co. 5.37%, dated 09/29/2006 to be repurchased at $7,197 on 10/02/2006	7,194	7,194
Morgan Stanley Dean Witter & Co. 5.43%, dated 09/29/2006 to be repurchased at $3,898 on 10/02/2006	3,897	3,897

	Shares	Value
Investment Companies (2.5%)
American Beacon Fund
1-day yield of 5.27%	111,491	111
Barclays Global Investors Institutional Money Market Fund
1-day yield of 5.25%	6,233,430	6,233
Merrimac Cash Fund, Premium Class
1-day yield of 5.11% @	8,332,306	8,332
Total Security Lending Collateral (cost: $121,832)		121,832

Total Investment Securities (cost: $675,996) #		$701,439

3

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.

†	At September 30, 2006, all or a portion of this security is on loan. The value at September 30, 2006, of all securities on loan is $117,448.

*	Floating or variable rate note. Rate is listed as of September 30, 2006.

††

Cash collateral for the Repurchase Agreements, valued at $37,039, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.63% and 12/01/2006 - 12/01/2096, respectively.

@	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

#

Aggregate cost for Federal income tax purposes is $676,764. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $57,537 and $32,862, respectively. Net unrealized appreciation for tax purposes is $24,675.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities aggregated $8,323 or 1.4% of the net assets of the Fund.

ADR	American Depositary Receipt

4

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer pursuant to section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AEGON/TRANSAMERICA SERIES TRUST
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	November 27, 2006

By:	/s/ Glenn E. Brightman
Glenn E. Brightman
Principal Financial Officer
Date:	November 27, 2006